      As filed with the Securities and Exchange Commission on November 6, 2006
                                                    Registration Nos. 333-90405
                                                                      811-05200
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]
        Pre-Effective Amendment No.                       [ ]
        Post-Effective Amendment No. 5                    [X]
                              and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
        Amendment No. 156                                 [X]

                       (Check appropriate box or boxes)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                          (Exact Name of Registrant)
                      METLIFE INVESTORS INSURANCE COMPANY
                              (Name of Depositor)
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
             (Address of Depositor's Principal Executive Offices)
              (Depositor's Telephone Number, including Area Code)
                                (800) 989-3752

                        (Name and Address of Guarantor)
                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                            13045 Tesson Ferry Road
                              St. Louis, MO 63128

                    (Name and Address of Agent for Service)
                              Richard C. Pearson
            Executive Vice President, General Counsel and Secretary
                      MetLife Investors Insurance Company
                           5 Park Plaza, Suite 1900
                               Irvine, CA 92614
                                (949) 223-5680
                                  Copies to:
                               W. Thomas Conner
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004
                                (202) 383-0590

                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] on (date) pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.
[ ] on (date) pursuant to paragraph (a) (1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under Variable Annuity Contracts

Note:

   This registration statement incorporates by reference the Prospectus, Statement of Additional Information and Part C dated May 1, 2001 as filed in Post-Effective Amendment No. 4 on April 26, 2001 pursuant to Rule 485(b) of the Securities Act of 1933 (File No. 333-90405).

The purpose of this Post-Effective Amendment No. 5 to the Registration
Statement for MetLife Investors Variable Annuity Account One is to add the financial statements of General American Life Insurance Company to the Statement of Additional Information and certain undertakings to the Part C concerning the Guarantee agreement with General American Life Insurance Company.

                      METLIFE INVESTORS INSURANCE COMPANY
                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED NOVEMBER 13, 2006
           TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
               (INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY)

                      SUPPLEMENT DATED NOVEMBER 13, 2006
        TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 12, 2001 (INDIVIDUAL SINGLE PURCHASE PAYMENT DEFERRED VARIABLE ANNUITY)

This will supplement the Statements of Additional Information dated May 1, 2001 and February 12, 2001, as supplemented. The following information is provided with respect to the Individual Fixed and Variable Deferred Annuity and the Individual Single Purchase Payment Deferred Variable Annuity Contract (each, the "Contract") issued by MetLife Investors Insurance Company (the "Company").

METLIFE INVESTORS

For Contracts issued on or before December 31, 2002, General American Life Insurance Company ("General American"), the former parent of the Company, agreed to ensure that the Company will have sufficient funds to meet its obligations under the Contracts. In the event an owner or beneficiary of such a Contract presents a legitimate claim for payment, General American will pay such claim directly to the Contract owner or beneficiary if the Company is unable to make such payment. This guarantee is enforceable by such Contract owner or beneficiary against General American directly without any requirement that the Contract owner or beneficiary first file a claim against the Company. The guarantee agreement is binding on General American, its successors or assigns and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American's rating.

EXPERTS

The financial statements of the subaccounts comprising MetLife Investors Variable Annuity Account One included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 100 South 4th Street, St. Louis, Missouri 63102.

The consolidated financial statements of MetLife Investors Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

The consolidated financial statements of General American Life Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively) and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 E. Kennedy Boulevard, Tampa, Florida 33602.

LEGAL OPINIONS

The section "Legal Opinions" in the Statement of Additional Information is deleted in its entirety.

FINANCIAL STATEMENTS

The financial statements of the Registrant, the Company and General American are attached. Our financial statements should be considered only as bearing upon our ability to meet our obligations under the Contract. The financial statements of General American have been included because for Contracts issued on or before December 31, 2002, General American agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of MetLife Investors Insurance Company of California and
Contract Owners of MetLife Investors Variable Annuity Account Five:

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1 to the financial statements) comprising MetLife Investors Variable Annuity Account Five (the Separate Account) of MetLife Investors Insurance Company of California as of
December 31, 2005, the related statement of operations for each of the periods in the year then ended, the statements of changes in net assets for each of the periods in the two- year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of MetLife Investors Variable Annuity Account Five of MetLife Investors Insurance Company of California as of December 31, 2005, the results of their operations for each of the periods in the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and their financial highlights for each of the periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

St. Louis, Missouri
March 31, 2006
(November 3, 2006 as to Note 7)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        -----------------------------------------------------------------------------
                                        Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett
                                        Growth and   Growth and      Bond         Bond        Growth       Growth
                                          Income       Income      Debenture    Debenture   Opportunity  Opportunity
                                         Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B
                                        ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $ 58,784,287 $          - $          - $          - $          - $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -   51,085,794            -            -            -            -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -            -    7,961,112            -            -            -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -            -            -   23,433,252            -            -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -            -            -            -    1,536,324            -
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                           -            -            -            -            -    2,830,970
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                                   -            -            -            -            -            -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -            -            -            -            -            -
   804,750 shares; cost $14,607,277
                                        ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                         58,784,287   51,085,794    7,961,112   23,433,252    1,536,324    2,830,970
Cash and Accounts Receivable                       -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                           -            -            1            -            1            -
                                        ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                            $ 58,784,287   51,085,794    7,961,113   23,433,252    1,536,325    2,830,970
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1            -            -            -            -
                                        ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                              $ 58,784,287   51,085,793    7,961,113   23,433,252    1,536,325    2,830,970
                                        ============ ============ ============ ============ ============ ============
Outstanding Units                          1,231,925    1,046,799      463,506    1,364,065      150,720      278,359
Unit Fair Values                        $      14.23 $      47.00 $      12.90 $      12.42 $      10.19 $       9.82
                                                  to           to           to           to           to           to
                                        $      53.80 $      52.55 $      17.40 $      18.12 $      10.45 $      10.38

                                        --------------------------
                                        Lord Abbett  Lord Abbett
                                          Mid-Cap      Mid-Cap
                                           Value        Value
                                         Portfolio   Portfolio B
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors):
Met Investors Lord Abbett Growth and
 Income Portfolio                       $          - $          -
   2,130,637 shares; cost $47,219,033
Met Investors Lord Abbett Growth and
 Income Portfolio B                                -            -
   1,863,085 shares; cost $43,615,065
Met Investors Lord Abbett Bond
 Debenture Portfolio                               -            -
   648,299 shares; cost $7,687,903
Met Investors Lord Abbett Bond
 Debenture Portfolio B                             -            -
   1,922,334 shares; cost $22,956,140
Met Investors Lord Abbett Growth
 Opportunity Portfolio                             -            -
   150,768 shares; cost $1,152,174
Met Investors Lord Abbett Growth
 Opportunity Portfolio B                           -            -
   281,969 shares; cost $2,453,843
Met Investors Lord Abbett Mid-Cap
 Value Portfolio                           7,026,738            -
   312,717 shares; cost $5,228,189
Met Investors Lord Abbett Mid-Cap
 Value Portfolio B                                 -   17,929,823
   804,750 shares; cost $14,607,277
                                        ------------ ------------
Total Investments                          7,026,738   17,929,823
Cash and Accounts Receivable                       -            -
Due from MetLife Investors Insurance
 Company                                           5            -
                                        ------------ ------------
Total Assets                               7,026,743   17,929,823
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1
                                        ------------ ------------
NET ASSETS                                 7,026,743   17,929,822
                                        ============ ============
Outstanding Units                            276,077      706,363
Unit Fair Values                        $      24.65 $      24.02
                                                  to           to
                                        $      25.56 $      26.45

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        ---------------------------------------------------------------------------------
                                        Lord Abbett   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO
                                         America's      Capital       Capital      Capital      Capital      Inflation
                                           Value     Opportunities Opportunities Appreciation Appreciation Protected Bond
                                        Portfolio B    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B
                                        ------------ ------------- ------------- ------------ ------------ --------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                      $  6,253,220 $          -  $          -  $          - $          -  $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                           -    4,523,393             -             -            -             -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                         -            -       542,638             -            -             -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                            -            -             -     2,018,205            -             -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                          -            -             -             -   14,175,268             -
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                        -            -             -             -            -    12,668,248
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                         -            -             -             -            -             -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                       -            -             -             -            -             -
   1,433,052 shares; cost $9,917,417
                                        ------------ ------------  ------------  ------------ ------------  ------------
Total Investments                          6,253,220    4,523,393       542,638     2,018,205   14,175,268    12,668,248
Cash and Accounts Receivable                       -            -             -             -            -             -
Due from MetLife Investors Insurance
 Company                                           -            1             -             1            -             -
                                        ------------ ------------  ------------  ------------ ------------  ------------
Total Assets                            $  6,253,220    4,523,394       542,638     2,018,206   14,175,268    12,668,248
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            -             -             -            1             3
                                        ------------ ------------  ------------  ------------ ------------  ------------
NET ASSETS                              $  6,253,220    4,523,394       542,638     2,018,206   14,175,267    12,668,245
                                        ============ ============  ============  ============ ============  ============
Outstanding Units                            433,986      255,463        30,510       190,414    1,662,013     1,139,393
Unit Fair Values                        $      14.08 $       8.42  $      15.16  $      10.60 $       8.31  $      10.93
                                                  to           to            to                         to            to
                                        $      14.52 $      17.91  $      18.17               $       8.91  $      11.25

                                        --------------------------
                                           Janus        Janus
                                         Aggressive  Aggressive
                                           Growth      Growth
                                         Portfolio   Portfolio B
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lord Abbett America's
 Value Portfolio B                      $          - $          -
   444,753 shares; cost $5,807,923
Met Investors Met/Putnam Capital
 Opportunities Portfolio                           -            -
   291,644 shares; cost $3,695,230
Met Investors Met/Putnam Capital
 Opportunities Portfolio B                         -            -
   35,328 shares; cost $397,158
Met Investors Oppenheimer Capital
 Appreciation Portfolio                            -            -
   232,245 shares; cost $1,868,592
Met Investors Oppenheimer Capital
 Appreciation Portfolio B                          -            -
   1,644,463 shares; cost $13,570,809
Met Investors PIMCO Inflation
 Protected Bond Portfolio B                        -            -
   1,177,346 shares; cost $12,547,979
Met Investors Janus Aggressive Growth
 Portfolio                                 1,857,030            -
   213,452 shares; cost $1,475,651
Met Investors Janus Aggressive Growth
 Portfolio B                                       -   12,324,244
   1,433,052 shares; cost $9,917,417
                                        ------------ ------------
Total Investments                          1,857,030   12,324,244
Cash and Accounts Receivable                       -            -
Due from MetLife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                               1,857,030   12,324,244
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            1
                                        ------------ ------------
NET ASSETS                                 1,857,030   12,324,243
                                        ============ ============
Outstanding Units                            167,265    1,546,320
Unit Fair Values                        $      11.10 $       7.74
                                                               to
                                                     $       8.06

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       Met Investors
                                        --------------------------------------------------------------------------------
                                           PIMCO        PIMCO         RCM      T. Rowe Price T. Rowe Price      MFS
                                        Total Return Total Return   Global        Mid-Cap       Mid-Cap      Research
                                            Bond         Bond     Technology      Growth        Growth     International
                                         Portfolio   Portfolio B  Portfolio B    Portfolio    Portfolio B    Portfolio
                                        ------------ ------------ ------------ ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $  4,656,137 $          - $          - $          -  $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -   31,650,665            -            -             -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -            -    1,030,919            -             -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -            -            -    2,190,426             -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -            -            -            -    12,242,441             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -            -            -            -             -     6,083,031
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                         -            -            -            -             -             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -            -            -            -             -             -
   753,761 shares; cost $8,912,059
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Investments                          4,656,137   31,650,665    1,030,919    2,190,426    12,242,441     6,083,031
Cash and Accounts Receivable                       -            -            -            -             -             -
Due from MetLife Investors Insurance
 Company                                           1            -            -            1             -             1
                                        ------------ ------------ ------------ ------------  ------------  ------------
Total Assets                            $  4,656,138   31,650,665    1,030,919    2,190,427    12,242,441     6,083,032
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            4            -            -             3             -
                                        ------------ ------------ ------------ ------------  ------------  ------------
NET ASSETS                              $  4,656,138   31,650,661    1,030,919    2,190,427    12,242,438     6,083,032
                                        ============ ============ ============ ============  ============  ============
Outstanding Units                            377,259    2,614,749      219,715      270,568     1,537,676       338,829
Unit Fair Values                        $      12.34 $      11.74 $       4.58 $       7.99  $       7.75  $      12.72
                                                  to           to           to           to            to            to
                                        $      12.68 $      12.59 $       4.76 $       8.15  $       8.30  $      18.32

                                        ---------------------------
                                             MFS          AIM
                                          Research     Small-Cap
                                        International   Growth
                                         Portfolio B  Portfolio B
                                        ------------- ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors PIMCO Total Return Bond
 Portfolio                              $          -  $          -
   401,391 shares; cost $4,550,291
Met Investors PIMCO Total Return Bond
 Portfolio B                                       -             -
   2,752,232 shares; cost $31,530,548
Met Investors RCM Global Technology
 Portfolio B                                       -             -
   204,142 shares; cost $878,118
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio                                  -             -
   258,001 shares; cost $1,695,517
Met Investors T. Rowe Price Mid-Cap
 Growth Portfolio B                                -             -
   1,460,912 shares; cost $9,389,591
Met Investors MFS Research
 International Portfolio                           -             -
   467,926 shares; cost $4,197,734
Met Investors MFS Research
 International Portfolio B                16,161,563             -
   1,248,961 shares; cost $13,298,108
Met Investors AIM Small-Cap Growth
 Portfolio B                                       -    10,183,314
   753,761 shares; cost $8,912,059
                                        ------------  ------------
Total Investments                         16,161,563    10,183,314
Cash and Accounts Receivable                       -             -
Due from MetLife Investors Insurance
 Company                                           -             -
                                        ------------  ------------
Total Assets                              16,161,563    10,183,314
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           9             1
                                        ------------  ------------
NET ASSETS                                16,161,554    10,183,313
                                        ============  ============
Outstanding Units                          1,266,878       789,854
Unit Fair Values                        $      12.37  $      12.54
                                                  to            to
                                        $      13.26  $      13.04

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                  Met Investors
                                     -------------------------------------------------------------------------------------------
                                                     Harris       Met/AIM    Third Avenue Third Avenue  Neuberger    Neuberger
                                       Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap     Berman       Berman
                                       Mid-Cap    International   Growth        Value        Value     Real Estate  Real Estate
                                     Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B   Portfolio   Portfolio B
                                     ------------ ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $  3,606,558 $          -  $          - $          - $          - $          - $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -   10,792,417             -            -            -            -            -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -            -       299,962            -            -            -            -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -            -             -      444,732            -            -            -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -            -             -            -    9,232,251                         -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -            -             -            -            -      821,171            -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -            -             -            -            -            -    7,836,678
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                                    -            -             -            -            -            -            -
   86,982 shares; cost $872,907
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Investments                       3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
Cash and Accounts Receivable                    -            -             -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -             -            -            -            -            -
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
Total Assets                         $  3,606,558   10,792,417       299,962      444,732    9,232,251      821,171    7,836,678
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            1             -            -            3            1            1
                                     ------------ ------------  ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  3,606,558   10,792,416       299,962      444,732    9,232,248      821,170    7,836,677
                                     ============ ============  ============ ============ ============ ============ ============
Outstanding Units                         252,387      694,932        40,203       24,670      571,711       39,242      548,137
Unit Fair Values                     $      13.95 $      15.18  $       7.46 $      16.13 $      15.81 $      20.93 $      14.11
                                               to           to                         to           to                        to
                                     $      14.50 $      15.78               $      18.08 $      16.35              $      14.49

                                     -------------
                                       Turner
                                       Mid-Cap
                                       Growth
                                     Portfolio B
                                     ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Lazard Mid-Cap
 Portfolio B                         $          -
   265,774 shares; cost $3,349,434
Met Investors Harris Oakmark
 International Portfolio B                      -
   669,920 shares; cost $8,685,336
Met Investors Met/AIM Small-Cap
 Growth Portfolio                               -
   21,959 shares; cost $264,811
Met Investors Third Avenue Small-Cap
 Value Portfolio                                -
   26,775 shares; cost $370,142
Met Investors Third Avenue Small-Cap
 Value Portfolio B                              -
   557,840 shares; cost $7,137,505
Met Investors Neuberger Berman Real
 Estate Portfolio                               -
   58,033 shares; cost $715,304
Met Investors Neuberger Berman Real
 Estate Portfolio B                             -
   555,399 shares; cost $6,768,211
Met Investors Turner Mid-Cap Growth
 Portfolio B                            1,051,608
   86,982 shares; cost $872,907
                                     ------------
Total Investments                       1,051,608
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,051,608
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        2
                                     ------------
NET ASSETS                              1,051,606
                                     ============
Outstanding Units                          86,600
Unit Fair Values                     $      12.01
                                               to
                                     $      12.34

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     Met Investors
                                        ------------------------------------------------------------------------------
                                        Goldman Sachs  Defensive     Moderate     Balanced      Growth     Aggressive
                                           Mid-Cap     Strategy      Strategy     Strategy     Strategy     Strategy
                                            Value       Fund of      Fund of      Fund of      Fund of      Fund of
                                         Portfolio B    Fund B        Fund B       Fund B       Fund B       Fund B
                                        ------------- ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $  2,291,365  $          - $          - $          - $          - $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -     4,652,330            -            -            -            -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -             -   28,626,945            -            -            -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -             -            -   85,583,664            -            -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -             -            -            -   75,989,322            -
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                         -             -            -            -            -    7,713,432
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                                       -             -            -            -            -            -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -             -            -            -            -            -
   4,001 shares; cost $40,794
                                        ------------  ------------ ------------ ------------ ------------ ------------
Total Investments                          2,291,365     4,652,330   28,626,945   85,583,664   75,989,322    7,713,432
Cash and Accounts Receivable                       -             -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                           -             -            -            -            -            -
                                        ------------  ------------ ------------ ------------ ------------ ------------
Total Assets                            $  2,291,365     4,652,330   28,626,945   85,583,664   75,989,322    7,713,432
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -             3            4            3            2            1
                                        ------------  ------------ ------------ ------------ ------------ ------------
NET ASSETS                              $  2,291,365     4,652,327   28,626,941   85,583,661   75,989,320    7,713,431
                                        ============  ============ ============ ============ ============ ============
Outstanding Units                            173,267       448,336    2,689,712    7,822,973    6,681,818      665,696
Unit Fair Values                        $      13.08  $      10.30 $      10.56 $      10.86 $      11.29 $      11.51
                                                  to            to           to           to           to           to
                                        $      13.43  $      10.43 $      10.69 $      10.99 $      11.43 $      11.65

                                        --------------------------

                                        Van Kampen    Cyclical
                                         Comstock    Growth ETF
                                        Portfolio B  Portfolio B
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Goldman Sachs Mid-Cap
 Value Portfolio B                      $          - $          -
   182,579 shares; cost $2,100,578
Met Investors Defensive Strategy Fund
 of Fund B                                         -            -
   452,121 shares; cost $4,500,592
Met Investors Moderate Strategy Fund
 of Fund B                                         -            -
   2,708,320 shares; cost $27,412,240
Met Investors Balanced Strategy Fund of
 Fund B                                            -            -
   7,837,332 shares; cost $81,066,113
Met Investors Growth Strategy Fund of
 Fund B                                            -            -
   6,665,730 shares; cost $70,609,484
Met Investors Aggressive Strategy Fund
 of Fund B                                         -            -
   660,397 shares; cost $7,006,571
Met Investors Van Kampen Comstock
 Portfolio B                               3,183,797            -
   306,429 shares; cost $3,123,708
Met Investors Cyclical Growth ETF
 Portfolio B                                       -       40,571
   4,001 shares; cost $40,794
                                        ------------ ------------
Total Investments                          3,183,797       40,571
Cash and Accounts Receivable                       -            -
Due from MetLife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                               3,183,797       40,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           1            -
                                        ------------ ------------
NET ASSETS                                 3,183,796       40,571
                                        ============ ============
Outstanding Units                            303,632        3,990
Unit Fair Values                        $      10.41 $      10.16
                                                  to           to
                                        $      10.52 $      10.17

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                           Met Investors                                   Russell
                                     ------------------------- ------------------------------------------------------
                                      Cyclical
                                     Growth and    Legg Mason  Multi-Style   Aggressive
                                     Income ETF   Value Equity   Equity        Equity      Non-U.S.       Core Bond
                                     Portfolio B  Portfolio B     Fund          Fund         Fund           Fund
                                     ------------ ------------ ------------ ------------ ------------    ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $     67,454 $          - $          - $          - $          -    $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -            -            -            -            -               -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -            -    3,300,258            -            -               -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -            -            -      585,928            -               -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -            -            -            -    1,620,218               -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -            -            -            -            -       2,366,951
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund             -            -            -            -            -               -
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                   -            -            -            -            -               -
   91,074 shares; cost $2,697,807
                                     ------------ ------------ ------------ ------------ ------------    ------------
Total Investments                          67,454            -    3,300,258      585,928    1,620,218       2,366,951
Cash and Accounts Receivable                    -                         -            -            -               -
Due from MetLife Investors Insurance
 Company                                        -                         2            1            -               3
                                     ------------ ------------ ------------ ------------ ------------    ------------
Total Assets                               67,454            -    3,300,260      585,929    1,620,218       2,366,954
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -                         -            -            -               -
                                     ------------ ------------ ------------ ------------ ------------    ------------
NET ASSETS                           $     67,454            -    3,300,260      585,929    1,620,218       2,366,954
                                     ============ ============ ============ ============ ============    ============
Outstanding Units                           6,658                   277,883       43,722      113,408         169,522
Unit Fair Values                     $      10.12 $      10.61 $      11.88 $      13.40 $      14.29    $      13.96
                                               to           to
                                     $      10.13 $      10.63

                                                      AIM
                                     ----------   ------------

                                     Real Estate    Capital
                                     Securities   Appreciation
                                        Fund          Fund
                                     ------------ ------------
ASSETS:
Investments at Fair Value:
Met Investors Series Trust
 (Met Investors), continued:
Met Investors Cyclical Growth and
 Income ETF Portfolio B              $          - $          -
   6,672 shares; cost $67,600
Met Investors Legg Mason Value
 Equity Portfolio B                             -            -
   - shares; cost $0
Russell Insurance Funds (Russell):
Russell Multi-Style Equity Fund                 -            -
   246,841 shares; cost $3,452,045
Russell Aggressive Equity Fund                  -            -
   40,690 shares; cost $511,549
Russell Non-U.S. Fund                           -            -
   127,777 shares; cost $1,383,831
Russell Core Bond Fund                          -            -
   231,374 shares; cost $2,366,646
Russell Real Estate Securities Fund       356,731            -
   20,644 shares; cost $251,305
AIM Variable Insurance Funds, Inc.
 (AIM):
AIM Capital Appreciation Fund                   -    2,247,715
   91,074 shares; cost $2,697,807
                                     ------------ ------------
Total Investments                         356,731    2,247,715
Cash and Accounts Receivable                    -            -
Due from MetLife Investors Insurance
 Company                                        2            -
                                     ------------ ------------
Total Assets                              356,733    2,247,715
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -            3
                                     ------------ ------------
NET ASSETS                                356,733    2,247,712
                                     ============ ============
Outstanding Units                          13,869      202,445
Unit Fair Values                     $      25.72 $       6.54
                                                            to
                                                  $      12.25

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                           AIM                           Scudder II             MFS
                                         ---------------------------------------- ------------------------- ------------

                                           Capital    International International  Small-Cap    Government   Investors
                                         Appreciation    Growth        Growth       Growth      Securities     Trust
                                            Fund B        Fund         Fund B      Portfolio    Portfolio    Series B
                                         ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $    106,062 $          -  $          -  $          - $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -      342,819             -             -            -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -     1,003,751             -            -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -             -       183,892            -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -             -             -      281,570            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -             -             -            -    1,284,034
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                       -            -             -             -            -            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -            -             -             -            -            -
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Investments                             106,062      342,819     1,003,751       183,892      281,570    1,284,034
Cash and Accounts Receivable                        -            -             -             -            -            -
Due from MetLife Investors Insurance
 Company                                            -            -             1             1            1            -
                                         ------------ ------------  ------------  ------------ ------------ ------------
Total Assets                             $    106,062      342,819     1,003,752       183,893      281,571    1,284,034
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            3            1             -             -            -            2
                                         ------------ ------------  ------------  ------------ ------------ ------------
NET ASSETS                               $    106,059      342,818     1,003,752       183,893      281,571    1,284,032
                                         ============ ============  ============  ============ ============ ============
Outstanding Units                               8,314       24,660        59,995        19,313       20,702      115,816
Unit Fair Values                         $      11.69 $       9.19  $      13.97  $       9.35 $      13.36 $      10.96
                                                   to           to            to            to           to           to
                                         $      22.78 $      14.65  $      21.15  $       9.53 $      13.61 $      11.17

                                                  MetLife
                                         -------------------------

                                            Davis        Davis
                                           Venture      Venture
                                           Value A      Value E
                                         ------------ ------------
ASSETS:
Investments at Fair Value:
AIM Variable Insurance
 Funds, Inc. (AIM), continued:
AIM Capital Appreciation Fund B          $          - $          -
   4,341 shares; cost $84,252
AIM International Growth Fund                       -            -
   14,796 shares; cost $293,005
AIM International Growth Fund B                     -            -
   43,641 shares; cost $869,613
Scudder Variable Series II (Scudder II):
Scudder II Small-Cap Growth Portfolio               -            -
   13,642 shares; cost $235,863
Scudder II Government Securities
 Portfolio                                          -            -
   22,967 shares; cost $278,075
MFS Variable Insurance Trust (MFS):
MFS Investors Trust Series B                        -            -
   66,912 shares; cost $1,079,712
Metropolitan Series Funds, Inc.
 (MetLife):
MetLife Davis Venture Value A                 185,180            -
   5,991 shares; cost $159,220
MetLife Davis Venture Value E                       -   32,203,876
   1,046,940 shares; cost $26,782,854
                                         ------------ ------------
Total Investments                             185,180   32,203,876
Cash and Accounts Receivable                        -            -
Due from MetLife Investors Insurance
 Company                                            2            -
                                         ------------ ------------
Total Assets                                  185,182   32,203,876
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -            3
                                         ------------ ------------
NET ASSETS                                    185,182   32,203,873
                                         ============ ============
Outstanding Units                               5,405    2,466,071
Unit Fair Values                         $      34.26 $      12.46
                                                                to
                                                      $      36.24

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                     MetLife
                                     ------------------------------------------------------------------------------------------
                                       Harris                      MFS          MFS          MFS        Capital      Capital
                                       Oakmark     Jennison     Investors      Total        Total      Guardian     Guardian
                                       Focused      Growth        Trust        Return       Return    U.S. Equity  U.S. Equity
                                       Value B    Portfolio B   Series B      Series A     Series B    Series A     Series B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $ 10,274,891 $          - $          - $          - $          - $          - $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -   10,298,435            -            -            -            -            -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -            -    4,702,141            -            -            -            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -            -            -      785,147            -            -            -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -            -            -            -    4,776,718            -            -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -            -            -            -            -    8,076,368            -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -            -            -            -            -            -    6,721,077
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                                    -            -            -            -            -            -            -
   135,028 shares; cost $1,262,509
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                      10,274,891   10,298,435    4,702,141      785,147    4,776,718    8,076,368    6,721,077
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                        -            -            2            -            -            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $ 10,274,891   10,298,435    4,702,143      785,147    4,776,718    8,076,368    6,721,077
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                       24            -            -            2            3            -            1
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $ 10,274,867   10,298,435    4,702,143      785,145    4,776,715    8,076,368    6,721,076
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         638,062      913,032      411,016       18,317      271,749      675,865      562,184
Unit Fair Values                     $      15.75 $       4.90 $       8.69 $      42.86 $      11.49 $      11.95 $      11.63
                                               to           to           to                        to           to           to
                                     $      16.40 $      13.61 $      11.71              $      45.78 $      12.19 $      12.13

                                     --------------
                                        Putnam
                                     International
                                         Stock
                                      Portfolio B
                                     -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Harris Oakmark Focused
 Value B                             $          -
   39,467 shares; cost $8,524,649
MetLife Jennison Growth Portfolio B             -
   835,234 shares; cost $8,464,946
MetLife MFS Investors Trust Series B            -
   482,766 shares; cost $3,671,239
MetLife MFS Total Return Series A               -
   5,302 shares; cost $740,740
MetLife MFS Total Return Series B               -
   32,570 shares; cost $4,492,292
MetLife Capital Guardian U.S. Equity
 Series A                                       -
   655,018 shares; cost $7,347,449
MetLife Capital Guardian U.S. Equity
 Series B                                       -
   547,765 shares; cost $6,005,403
MetLife Putnam International Stock
 Portfolio B                            1,798,571
   135,028 shares; cost $1,262,509
                                     ------------
Total Investments                       1,798,571
Cash and Accounts Receivable                    -
Due from MetLife Investors Insurance
 Company                                        -
                                     ------------
Total Assets                            1,798,571
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        -
                                     ------------
NET ASSETS                              1,798,571
                                     ============
Outstanding Units                         105,927
Unit Fair Values                     $      14.55
                                               to
                                     $      17.28

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                       MetLife
                                     ------------------------------------------------------------------------------------------
                                      BlackRock    BlackRock                              BlackRock    BlackRock    BlackRock
                                        Money        Money        Stock        Stock        Bond         Bond       Strategic
                                       Market       Market        Index        Index       Income       Income        Value
                                      Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                           $  1,055,722 $          - $          - $          - $          - $          - $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                    -    9,834,783            -            -            -            -            -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                   -            -       60,086            -            -            -            -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                 -            -            -   10,241,418            -            -            -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                      -            -            -            -      725,965            -            -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                    -            -            -            -            -    1,180,324            -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                    -            -            -            -            -            -      569,075
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                          -            -            -            -            -            -            -
   167,900 shares; cost $1,626,338
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                       1,055,722    9,834,783       60,086   10,241,418      725,965    1,180,324      569,075
Cash and Accounts Receivable                    -            -            -            -            -            -            -
Due from MetLife Investors
 Insurance Company                              -            4            3            -            -            5            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                         $  1,055,722    9,834,787       60,089   10,241,418      725,965    1,180,329      569,075
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                        4            -            -            -            5            -            -
                                     ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                           $  1,055,718    9,834,787       60,089   10,241,418      725,960    1,180,329      569,075
                                     ============ ============ ============ ============ ============ ============ ============
Outstanding Units                         104,958      986,244        6,872      885,892       15,209       26,458       30,746
Unit Fair Values                     $      10.06 $       9.70 $       8.74 $      11.29 $      47.73 $      40.41 $      18.07
                                               to           to                        to                        to           to
                                     $      10.21 $      10.39              $      11.73              $      52.26 $      19.25

                                     -----------------
                                         Franklin
                                        Templeton
                                     Small-Cap Growth
                                       Portfolio B
                                     ----------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife BlackRock Money Market
 Portfolio                             $          -
   10,557 shares; cost $1,055,722
MetLife BlackRock Money Market
 Portfolio B                                      -
   98,348 shares; cost $9,834,783
MetLife Stock Index Portfolio                     -
   1,810 shares; cost $55,254
MetLife Stock Index Portfolio B                   -
   315,996 shares; cost $8,908,386
MetLife BlackRock Bond Income
 Portfolio                                        -
   6,570 shares; cost $716,509
MetLife BlackRock Bond Income
 Portfolio B                                      -
   10,809 shares; cost $1,178,334
MetLife BlackRock Strategic Value
 Portfolio B                                      -
   30,995 shares; cost $544,000
MetLife Franklin Templeton
 Small-Cap Portfolio B                    1,732,727
   167,900 shares; cost $1,626,338
                                       ------------
Total Investments                         1,732,727
Cash and Accounts Receivable                      -
Due from MetLife Investors
 Insurance Company                                -
                                       ------------
Total Assets                              1,732,727
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                          -
                                       ------------
NET ASSETS                                1,732,727
                                       ============
Outstanding Units                           173,044
Unit Fair Values                       $       9.81
                                                 to
                                       $      10.09

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                                              MetLife
                                        ---------------------------------------------------------------------------------------
                                           Salomon        Salomon         Salomon
                                           Brothers       Brothers       Brothers     T. Rowe Price T. Rowe Price T. Rowe Price
                                        Strategic Bond Strategic Bond U.S. Government   Small-Cap     Small-Cap     Large-Cap
                                          Portfolio     Portfolio B     Portfolio B     Portfolio    Portfolio B    Portfolio
                                        -------------- -------------- --------------- ------------- ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                               $     94,513   $          -   $          -   $          -  $          -  $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                        -        879,048              -              -             -             -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                             -              -         32,794              -             -             -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                          -              -              -        526,246             -             -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                        -              -              -              -       726,001             -
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                          -              -              -              -             -       999,944
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                                        -              -              -              -             -             -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                        -              -              -              -             -             -
   29,706 shares; cost $421,536
                                         ------------   ------------   ------------   ------------  ------------  ------------
Total Investments                              94,513        879,048         32,794        526,246       726,001       999,944
Cash and Accounts Receivable                        -              -              -              -             -             -
Due from MetLife Investors Insurance
 Company                                            -              -              -              -             -             1
                                         ------------   ------------   ------------   ------------  ------------  ------------
Total Assets                             $     94,513        879,048         32,794        526,246       726,001       999,945
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                            -              -              1              -             -             -
                                         ------------   ------------   ------------   ------------  ------------  ------------
NET ASSETS                               $     94,513        879,048         32,793        526,246       726,001       999,945
                                         ============   ============   ============   ============  ============  ============
Outstanding Units                               4,607         44,115          2,161         35,933        50,518        77,598
Unit Fair Values                         $      20.52   $      18.92   $      14.20   $      14.64  $      13.79  $      12.86
                                                                  to             to             to            to            to
                                                        $      21.51   $      16.79   $      15.37  $      15.26  $      13.38

                                        ----------------------------

                                        T. Rowe Price  Oppenheimer
                                          Large-Cap   Global Equity
                                         Portfolio B   Portfolio B
                                        ------------- -------------
ASSETS:
Investments at Fair Value:
Metropolitan Series Funds,
 Inc. (MetLife), continued:
MetLife Salomon Brothers Strategic Bond
 Portfolio                              $          -  $          -
   7,430 shares; cost $91,149
MetLife Salomon Brothers Strategic Bond
 Portfolio B                                       -             -
   69,435 shares; cost $857,299
MetLife Salomon Brothers U.S.
 Government Portfolio B                            -             -
   2,697 shares; cost $32,727
MetLife T. Rowe Price Small-Cap
 Portfolio                                         -             -
   34,782 shares; cost $442,372
MetLife T. Rowe Price Small-Cap
 Portfolio B                                       -             -
   48,790 shares; cost $603,972
MetLife T. Rowe Price Large-Cap
 Portfolio                                         -             -
   73,906 shares; cost $865,252
MetLife T. Rowe Price Large-Cap
 Portfolio B                               3,304,603             -
   245,331 shares; cost $2,964,979
MetLife Oppenheimer Global Equity
 Portfolio B                                       -       447,379
   29,706 shares; cost $421,536
                                        ------------  ------------
Total Investments                          3,304,603       447,379
Cash and Accounts Receivable                       -             -
Due from MetLife Investors Insurance
 Company                                           -             1
                                        ------------  ------------
Total Assets                               3,304,603       447,380
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -             -
                                        ------------  ------------
NET ASSETS                                 3,304,603       447,380
                                        ============  ============
Outstanding Units                            261,114        25,536
Unit Fair Values                        $      12.24  $      16.10
                                                  to            to
                                        $      13.29  $      17.82

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                                   Putnam                                            Templeton
                                      ---------------------------------------------------------------- -------------------------

                                       Growth and   Growth and                               Equity       Growth       Growth
                                         Income       Income       Vista        Vista        Income     Securities   Securities
                                          Fund        Fund B       Fund         Fund B       Fund B        Fund        Fund B
                                      ------------ ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $  1,037,346 $          - $          - $          - $          - $          - $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -      901,869            -            -            -            -            -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -            -      410,122            -            -            -            -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -            -            -       22,721            -            -            -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -            -            -            -    2,905,614            -            -
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):                     -
Templeton Growth Securities Fund                              -            -            -            -      263,315            -
   18,835 shares; cost $237,688                  -
Templeton Growth Securities Fund B                            -            -            -            -            -       89,771
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund                             -            -            -            -            -            -
   44,911 shares; cost $644,930
                                      ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                        1,037,346      901,869      410,122       22,721    2,905,614      263,315       89,771
Cash and Accounts Receivable                     -            -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                         2            3            -            1            -            1            1
                                      ------------ ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                          $  1,037,348      901,872      410,122       22,722    2,905,614      263,316       89,772
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -            -            -            -            -            -            -
                                      ------------ ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                            $  1,037,348      901,872      410,122       22,722    2,905,614      263,316       89,772
                                      ============ ============ ============ ============ ============ ============ ============
Outstanding Units                           79,914       57,422       31,552        1,776      208,518       15,640        5,402
Unit Fair Values                      $      12.98 $      12.56 $      13.00 $      12.59 $      13.61 $      13.54 $      16.34
                                                             to                        to           to           to           to
                                                   $      56.51              $      15.65 $      14.04 $      17.89 $      17.08

                                      -------------

                                        Foreign
                                       Securities
                                          Fund
                                      ------------
ASSETS:
Investments at Fair Value:
Putnam Variable Trust
 (Putnam), continued:
Putnam Growth and Income Fund         $          -
   39,130 shares; cost $995,153
Putnam Growth and Income Fund B                  -
   34,227 shares; cost $792,075
Putnam Vista Fund                                -
   28,984 shares; cost $463,659
Putnam Vista Fund B                              -
   1,630 shares; cost $15,602
Putnam Equity Income Fund B                      -
   209,037 shares; cost $2,646,619
Franklin Templeton Variable Insurance
 Products Trust (Templeton):
Templeton Growth Securities Fund                 -
   18,835 shares; cost $237,688
Templeton Growth Securities Fund B               -
   6,501 shares; cost $68,035
Templeton Foreign Securities Fund          711,396
   44,911 shares; cost $644,930
                                      ------------
Total Investments                          711,396
Cash and Accounts Receivable                     -
Due from MetLife Investors Insurance
 Company                                         -
                                      ------------
Total Assets                               711,396
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                         -
                                      ------------
NET ASSETS                                 711,396
                                      ============
Outstanding Units                           59,307
Unit Fair Values                      $      11.44
                                                to
                                      $      12.01

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                      Templeton                                            Fidelity
                                        -------------------------------------- ---------------------------------------
                                                      Developing   Developing
                                          Foreign      Markets      Markets                                 Growth
                                         Securities   Securities   Securities    Growth       Growth     Opportunities
                                           Fund B        Fund        Fund B     Portfolio   Portfolio B    Portfolio
                                        ------------ ------------ ------------ ------------ ------------ -------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $  4,010,648 $          - $          - $          - $          - $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -      407,176            -            -            -            -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -            -    4,709,529            -            -            -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -            -            -       46,407            -            -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -            -            -            -    6,420,612            -
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio            -            -            -            -            -       13,736
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio               -            -            -            -            -            -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -            -            -            -            -            -
   310 shares; cost $7,475
                                        ------------ ------------ ------------ ------------ ------------ ------------
Total Investments                          4,010,648      407,176    4,709,529       46,407    6,420,612       13,736
Cash and Accounts Receivable                       -            -            -            -            -            -
Due from MetLife Investors Insurance
 Company                                           -            1            2            -            -            -
                                        ------------ ------------ ------------ ------------ ------------ ------------
Total Assets                            $  4,010,648      407,177    4,709,531       46,407    6,420,612       13,736
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            -            -            2            3            1
                                        ------------ ------------ ------------ ------------ ------------ ------------
NET ASSETS                              $  4,010,648      407,177    4,709,531       46,405    6,420,609       13,735
                                        ============ ============ ============ ============ ============ ============
Outstanding Units                            269,382       25,079      328,572        3,813      363,370        1,463
Unit Fair Values                        $      11.63 $      16.24 $      10.15 $      12.17 $      11.76 $       9.39
                                                  to                        to                        to
                                        $      30.90              $      16.02              $      55.40

                                        --------------------------

                                         Growth and    Equity
                                           Income      Income
                                         Portfolio    Portfolio
                                        ------------ ------------
ASSETS:
Investments at Fair Value:
Franklin Templeton
 Variable Insurance
 Products Trust
 (Templeton), continued:
Templeton Foreign Securities Fund B     $          - $          -
   256,764 shares; cost $3,310,578
Templeton Developing Markets
 Securities Fund                                   -            -
   37,050 shares; cost $220,652
Templeton Developing Markets
 Securities Fund B                                 -            -
   432,067 shares; cost $2,819,034
Variable Insurance Products Fund,
 Fund II, and Fund III (Fidelity):
Fidelity Growth Portfolio                          -            -
   1,377 shares; cost $55,410
Fidelity Growth Portfolio B                        -            -
   192,869 shares; cost $5,850,916
Fidelity Growth Opportunities Portfolio            -            -
   792 shares; cost $16,373
Fidelity Growth and Income Portfolio          46,096            -
   3,125 shares; cost $46,126
Fidelity Equity Income Portfolio                   -        7,899
   310 shares; cost $7,475
                                        ------------ ------------
Total Investments                             46,096        7,899
Cash and Accounts Receivable                       -            -
Due from MetLife Investors Insurance
 Company                                           -            -
                                        ------------ ------------
Total Assets                                  46,096        7,899
LIABILITIES:
Due to MetLife Investors Insurance
 Company                                           -            6
                                        ------------ ------------
NET ASSETS                                    46,096        7,893
                                        ============ ============
Outstanding Units                              3,675          582
Unit Fair Values                        $      12.54 $      13.56



See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Assets and Liabilities
December 31, 2005

                                                         Fidelity                           PIMCO
                                                        ------------ ---------------------------------------------------
                                                                                                StocksPLUS
                                                          Equity        High                    Growth and     Total
                                                          Income        Yield     Low Duration    Income      Return
                                                        Portfolio B   Portfolio    Portfolio    Portfolio    Portfolio
                                                        ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at Fair Value:
Variable Insurance Products Fund, Fund II, and Fund III
 (Fidelity), continued:
Fidelity Equity Income Portfolio B                      $    452,632 $          - $          - $          - $          -
   17,983 shares; cost $402,358
PIMCO Variable Insurance Trust (PIMCO):
PIMCO High Yield Portfolio                                         -      853,342            -            -            -
   104,194 shares; cost $847,915
PIMCO Low Duration Portfolio                                       -            -      553,145            -            -
   54,821 shares; cost $561,752
PIMCO StocksPLUS Growth and Income Portfolio                       -            -            -      225,632            -
   22,121 shares; cost $178,788
PIMCO Total Return Portfolio                                       -            -            -            -    2,864,796
   279,765 shares; cost $2,835,180
                                                        ------------ ------------ ------------ ------------ ------------
Total Investments                                            452,632      853,342      553,145      225,632    2,864,796
Cash and Accounts Receivable                                       -            -            -            -            -
Due from MetLife Investors Insurance Company                       2            7            2            -            -
                                                        ------------ ------------ ------------ ------------ ------------
Total Assets                                            $    452,634      853,349      553,147      225,632    2,864,796
LIABILITIES:
Due to MetLife Investors Insurance Company                         -            -            -            -            5
                                                        ------------ ------------ ------------ ------------ ------------
NET ASSETS                                              $    452,634      853,349      553,147      225,632    2,864,791
                                                        ============ ============ ============ ============ ============
Outstanding Units                                             30,136       65,343       45,882       24,691      215,346
Unit Fair Values                                        $      13.08 $      12.71 $      11.71 $       8.97 $      13.13
                                                                  to           to           to           to           to
                                                        $      55.59 $      13.31 $      12.21 $      13.44 $      13.38

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                          Met Investors
                                         ---------------------------------------------------------------------------------
                                           Lord Abbett     Lord Abbett                                       Lord Abbett
                                           Growth and      Growth and     Lord Abbett       Lord Abbett        Growth
                                             Income          Income      Bond Debenture    Bond Debenture    Opportunity
                                            Portfolio      Portfolio B     Portfolio        Portfolio B       Portfolio
                                         --------------  --------------  --------------    --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $    1,797,249  $    1,414,780  $      358,309    $      988,953  $      103,691
                                         --------------  --------------  --------------    --------------  --------------
Expenses:
  Mortality and expense charges                 771,228         582,944         106,557           262,968          19,466
  Administrative fee                             98,958         120,984          13,085            53,807           2,367
                                         --------------  --------------  --------------    --------------  --------------
    Total Expenses                              870,186         703,928         119,642           316,775          21,833
                                         --------------  --------------  --------------    --------------  --------------
    Net investment (loss) income                927,063         710,852         238,667           672,178          81,858
                                         --------------  --------------  --------------    --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      2,784,186       1,115,113         162,624           818,980          88,603
  Change in unrealized appreciation
   (depreciation) of investments             (2,572,976)       (914,627)       (376,440)       (1,324,084)       (123,748)
                                         --------------  --------------  --------------    --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    211,210         200,486        (213,816)         (505,104)        (35,145)
                                         --------------  --------------  --------------    --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,138,273  $      911,338  $       24,851    $      167,074  $       46,713
                                         ==============  ==============  ==============    ==============  ==============

                                         -----------------------------
                                           Lord Abbett
                                             Growth        Lord Abbett
                                           Opportunity    Mid-Cap Value
                                           Portfolio B      Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      193,651  $      291,044
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  23,430          89,005
  Administrative fee                              6,450          12,254
                                         --------------  --------------
    Total Expenses                               29,880         101,259
                                         --------------  --------------
    Net investment (loss) income                163,771         189,785
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                         35,968         461,058
  Change in unrealized appreciation
   (depreciation) of investments                (93,722)       (186,860)
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (57,754)        274,198
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      106,017  $      463,983
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         ------------------------------------------------------------------------------
                                                          Lord Abbett     Met/Putnam      Met/Putnam     Oppenheimer
                                          Lord Abbett      America's        Capital         Capital        Capital
                                         Mid-Cap Value       Value       Opportunities   Opportunities   Appreciation
                                          Portfolio B     Portfolio B      Portfolio      Portfolio B     Portfolio
                                         -------------- --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      718,818 $       11,139  $       13,105  $          746  $       20,436
                                         -------------- --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 165,333         38,999          58,802           4,811          21,323
  Administrative fee                             39,028         11,149           7,090           1,182           2,559
                                         -------------- --------------  --------------  --------------  --------------
    Total Expenses                              204,361         50,148          65,892           5,993          23,882
                                         -------------- --------------  --------------  --------------  --------------
    Net investment (loss) income                514,457        (39,009)        (52,787)         (5,247)         (3,446)
                                         -------------- --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        231,752         54,339         165,053           4,701           8,725
  Change in unrealized appreciation
   (depreciation) of investments                348,520        167,937         254,113          38,616         132,770
                                         -------------- --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    580,272        222,276         419,166          43,317         141,495
                                         -------------- --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $    1,094,729 $      183,267  $      366,379  $       38,070  $      138,049
                                         ============== ==============  ==============  ==============  ==============

                                         --------------------------------
                                          Oppenheimer
                                            Capital           Money
                                          Appreciation       Market
                                          Portfolio B    Portfolio B (a)
                                         --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $      134,504  $       50,704
                                         --------------  --------------
Expenses:
  Mortality and expense charges                 198,311          40,201
  Administrative fee                             34,613           7,123
                                         --------------  --------------
    Total Expenses                              232,924          47,324
                                         --------------  --------------
    Net investment (loss) income                (98,420)          3,380
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        580,386               -
  Change in unrealized appreciation
   (depreciation) of investments               (170,174)              -
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    410,212               -
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      311,792  $        3,380
                                         ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------
                                             PIMCO           Janus            Janus          PIMCO           PIMCO
                                           Inflation       Aggressive      Aggressive     Total Return    Total Return
                                         Protected Bond      Growth          Growth           Bond            Bond
                                          Portfolio B      Portfolio       Portfolio B     Portfolio      Portfolio B
                                         --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       20,517  $        1,938  $       13,005  $       32,196  $      203,537
                                         --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                 169,318          23,045         161,543          61,050         407,079
  Administrative fee                             28,658           2,765          30,057           7,350          76,732
                                         --------------  --------------  --------------  --------------  --------------
    Total Expenses                              197,976          25,810         191,600          68,400         483,811
                                         --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income               (177,459)        (23,872)       (178,595)        (36,204)       (280,274)
                                         --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                        169,893          48,424         326,684          17,276         (24,444)
  Change in unrealized appreciation
   (depreciation) of investments                (56,444)        182,879       1,121,600          71,989         496,901
                                         --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    113,449         231,303       1,448,284          89,265         472,457
                                         --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $      (64,010) $      207,431  $    1,269,689  $       53,061  $      192,183
                                         ==============  ==============  ==============  ==============  ==============

                                         -------------------------------
                                               RCM       T. Rowe Price
                                             Global         Mid-Cap
                                           Technology       Growth
                                           Portfolio B     Portfolio
                                         --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,094  $       46,414
                                         --------------  --------------
Expenses:
  Mortality and expense charges                  14,691          27,876
  Administrative fee                              2,598           5,222
                                         --------------  --------------
    Total Expenses                               17,289          33,098
                                         --------------  --------------
    Net investment (loss) income                (10,195)         13,316
                                         --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                          3,231          72,851
  Change in unrealized appreciation
   (depreciation) of investments                 65,175         174,068
                                         --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     68,406         246,919
                                         --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       58,211  $      260,235
                                         ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                           Met Investors
                                             ---------------------------------------------------------------------------
                                             T. Rowe Price       MFS            MFS            AIM
                                                Mid-Cap       Research       Research       Small-Cap        Lazard
                                                Growth      International  International     Growth          Mid-Cap
                                              Portfolio B     Portfolio     Portfolio B    Portfolio B     Portfolio B
                                             -------------- -------------- -------------- -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      261,400 $      308,966 $      785,753 $      210,815 $      387,657
                                             -------------- -------------- -------------- -------------- --------------
Expenses:
  Mortality and expense charges                     150,559         68,569        174,231        118,473         52,151
  Administrative fee                                 26,598          8,631         33,378         21,562          9,037
                                             -------------- -------------- -------------- -------------- --------------
    Total Expenses                                  177,157         77,200        207,609        140,035         61,188
                                             -------------- -------------- -------------- -------------- --------------
    Net investment (loss) income                     84,243        231,766        578,144         70,780        326,469
                                             -------------- -------------- -------------- -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     482,360        598,605        818,499        327,404        274,339
  Change in unrealized appreciation
   (depreciation) of investments                    763,426         56,178        811,059        512,670       (395,073)
                                             -------------- -------------- -------------- -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                      1,245,786        654,783      1,629,558        840,074       (120,734)
                                             -------------- -------------- -------------- -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,330,029 $      886,549 $    2,207,702 $      910,854 $      205,735
                                             ============== ============== ============== ============== ==============

                                             -------------------------------
                                                 Harris         Met/AIM
                                                 Oakmark       Small-Cap
                                              International     Growth
                                               Portfolio B   Portfolio (b)
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      126,444  $        6,146
                                             --------------  --------------
Expenses:
  Mortality and expense charges                     148,167           2,694
  Administrative fee                                 24,059             323
                                             --------------  --------------
    Total Expenses                                  172,226           3,017
                                             --------------  --------------
    Net investment (loss) income                    (45,782)          3,129
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     794,061           7,004
  Change in unrealized appreciation
   (depreciation) of investments                    358,872          35,151
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                      1,152,933          42,155
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $    1,107,151  $       45,284
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                              Met Investors
                                             -------------------------------------------------------------------------------
                                              Third Avenue    Third Avenue      Neuberger       Neuberger        Turner
                                                Small-Cap      Small-Cap         Berman          Berman          Mid-Cap
                                                  Value          Value         Real Estate     Real Estate       Growth
                                              Portfolio (b)   Portfolio B     Portfolio (b)    Portfolio B     Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,194  $       24,519  $          974  $        9,283  $       34,311
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       3,645         118,487           7,011          72,568          14,941
  Administrative fee                                    570          20,582             841          13,614           2,641
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    4,215         139,069           7,852          86,182          17,582
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     (3,021)       (114,550)         (6,878)        (76,899)         16,729
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       2,768         956,404          12,554         338,322          78,529
  Change in unrealized appreciation
   (depreciation) of investments                     74,590         179,148         105,867         601,635         (18,872)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         77,358       1,135,552         118,421         939,957          59,657
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       74,337  $    1,021,002  $      111,543  $      863,058  $       76,386
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                              Goldman Sachs     Defensive
                                                 Mid-Cap        Strategy
                                                  Value          Fund of
                                               Portfolio B       Fund B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      153,404  $       47,407
                                             --------------  --------------
Expenses:
  Mortality and expense charges                      28,316          67,610
  Administrative fee                                  4,998          11,419
                                             --------------  --------------
    Total Expenses                                   33,314          79,029
                                             --------------  --------------
    Net investment (loss) income                    120,090         (31,622)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     178,353             234
  Change in unrealized appreciation
   (depreciation) of investments                   (107,956)        162,878
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         70,397         163,112
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      190,487  $      131,490
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                               Met Investors
                                             ----------------------------------------------------------------------------------

                                                 Moderate         Balanced     Growth Strategy    Aggressive      Van Kampen
                                             Strategy Fund of Strategy Fund of     Fund of     Strategy Fund of    Comstock
                                                  Fund B           Fund B          Fund B           Fund B      Portfolio B (b)
                                             ---------------- ---------------- --------------- ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $      342,483   $      957,113  $      817,151   $       77,718  $       55,815
                                              --------------   --------------  --------------   --------------  --------------
Expenses:
  Mortality and expense charges                      336,116          937,208         833,684           99,404          12,736
  Administrative fee                                  58,948          159,066         142,185           16,238           2,856
                                              --------------   --------------  --------------   --------------  --------------
    Total Expenses                                   395,064        1,096,274         975,869          115,642          15,592
                                              --------------   --------------  --------------   --------------  --------------
    Net investment (loss) income                     (52,581)        (139,161)       (158,718)         (37,924)         40,223
                                              --------------   --------------  --------------   --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       90,943           98,925         290,369           44,868           1,447
  Change in unrealized appreciation
   (depreciation) of investments                   1,212,460        4,255,769       4,808,088          600,321          60,089
                                              --------------   --------------  --------------   --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       1,303,403        4,354,694       5,098,457          645,189          61,536
                                              --------------   --------------  --------------   --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                               $    1,250,822   $    4,215,533  $    4,939,739   $      607,265  $      101,759
                                              ==============   ==============  ==============   ==============  ==============

                                             -------------------------------
                                                                Cyclical
                                                Cyclical       Growth and
                                               Growth ETF      Income ETF
                                             Portfolio B (c) Portfolio B (c)
                                             --------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          255  $          102
                                             --------------  --------------
Expenses:
  Mortality and expense charges                          25              11
  Administrative fee                                      6               3
                                             --------------  --------------
    Total Expenses                                       31              14
                                             --------------  --------------
    Net investment (loss) income                        224              88
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           1               -
  Change in unrealized appreciation
   (depreciation) of investments                       (224)           (145)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                           (223)           (145)
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $            1  $          (57)
                                             ==============  ==============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                           Met Investors                                     Russell
                                                          --------------- ----------------------------------------------

                                                            Legg Mason
                                                           Value Equity     Multi-Style     Aggressive
                                                          Portfolio B (d)   Equity Fund     Equity Fund   Non-U.S. Fund
                                                          --------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $            -  $       38,545  $       58,449  $       26,986
                                                          --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                                        -          43,034           7,904          20,570
  Administrative fee                                                   -           5,164             949           2,469
                                                          --------------  --------------  --------------  --------------
    Total Expenses                                                     -          48,198           8,853          23,039
                                                          --------------  --------------  --------------  --------------
    Net investment (loss) income                                       -          (9,653)         49,596           3,947
                                                          --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions               -         (91,199)         47,417          25,900
  Change in unrealized appreciation (depreciation) of
   investments                                                         -         283,133         (72,447)        151,305
                                                          --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                       -         191,934         (25,030)        177,205
                                                          --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $            -  $      182,281  $       24,566  $      181,152
                                                          ==============  ==============  ==============  ==============

                                                          -------------------------------


                                                                            Real Estate
                                                          Core Bond Fund  Securities Fund
                                                          --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                               $      117,820  $       39,676
                                                          --------------  --------------
Expenses:
  Mortality and expense charges                                   31,901           4,619
  Administrative fee                                               3,828             556
                                                          --------------  --------------
    Total Expenses                                                35,729           5,175
                                                          --------------  --------------
    Net investment (loss) income                                  82,091          34,501
                                                          --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security transactions           9,950          51,726
  Change in unrealized appreciation (depreciation) of
   investments                                                   (77,199)        (51,077)
                                                          --------------  --------------
    Net realized and unrealized gains (losses) on
     investments                                                 (67,249)            649
                                                          --------------  --------------
    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           $       14,842  $       35,150
                                                          ==============  ==============

(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                   AIM
                                             ------------------------------------------------------------------------------

                                                Capital         Capital       International   International     Premier
                                              Appreciation    Appreciation       Growth          Growth          Equity
                                                  Fund           Fund B           Fund           Fund B         Fund (a)
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        1,409  $            -  $        2,138  $        5,472  $            -
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      27,243           1,097           4,011           6,934             382
  Administrative fee                                  4,051             245             585           1,421              91
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                   31,294           1,342           4,596           8,355             473
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                    (29,885)         (1,342)         (2,458)         (2,883)           (473)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                    (115,784)          4,108           4,483          17,725           1,600
  Change in unrealized appreciation
   (depreciation) of investments                    304,160           1,752          48,666         107,909          (5,245)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        188,376           5,860          53,149         125,634          (3,645)
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      158,491  $        4,518  $       50,691  $      122,751  $       (4,118)
                                             ==============  ==============  ==============  ==============  ==============

                                                        Alliance
                                             ------------------------------

                                                Bernstein       Bernstein
                                               Real Estate     Real Estate
                                              Portfolio (a)  Portfolio B (a)
                                             --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $            -
                                             --------------  --------------
Expenses:
  Mortality and expense charges                       3,189          19,105
  Administrative fee                                    383           3,848
                                             --------------  --------------
    Total Expenses                                    3,572          22,953
                                             --------------  --------------
    Net investment (loss) income                     (3,572)        (22,953)
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     362,781       1,564,228
  Change in unrealized appreciation
   (depreciation) of investments                   (394,028)     (1,765,860)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (31,247)       (201,632)
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (34,819) $     (224,585)
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                               Scudder II
                                             ----------------------------------------------  ---------------
                                                                 Dremen
                                                Small-Cap       Small-Cap      Government         High
                                                 Growth           Value        Securities        Income
                                                Portfolio     Portfolio (a)    Portfolio       Series (a)
                                             --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $       39,387  $       18,947  $       21,582
                                             --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       2,318           1,675           4,358           1,342
  Administrative fee                                    319             281             602             161
                                             --------------  --------------  --------------  --------------
    Total Expenses                                    2,637           1,956           4,960           1,503
                                             --------------  --------------  --------------  --------------
    Net investment (loss) income                     (2,637)         37,431          13,987          20,079
                                             --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (10,809)         74,979             987         (10,847)
  Change in unrealized appreciation
   (depreciation) of investments                     23,553        (137,489)        (11,047)        (19,388)
                                             --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         12,744         (62,510)        (10,060)        (30,235)
                                             --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       10,107  $      (25,079) $        3,927  $      (10,156)
                                             ==============  ==============  ==============  ==============

                                                            MFS
                                             -----------------------------------------------

                                                  High         Investors          Investors
                                                 Income          Trust              Trust
                                              Series B (a)     Series (a)         Series B
                                             --------------  --------------    --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $      282,914  $        6,266    $        4,353
                                             --------------  --------------    --------------
Expenses:
  Mortality and expense charges                      17,569           4,909            17,561
  Administrative fee                                  3,553             589             3,356
                                             --------------  --------------    --------------
    Total Expenses                                   21,122           5,498            20,917
                                             --------------  --------------    --------------
    Net investment (loss) income                    261,792             768           (16,564)
                                             --------------  --------------    --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      23,810         (77,268)           30,437
  Change in unrealized appreciation
   (depreciation) of investments                   (425,341)         25,918            53,006
                                             --------------  --------------    --------------
    Net realized and unrealized gains
     (losses) on investments                       (401,531)        (51,350)           83,443
                                             --------------  --------------    --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $     (139,739) $      (50,582)   $       66,879
                                             ==============  ==============    ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                MFS                                                   MetLife
                                                  ------------------------------  -----------------------------------------------
                                                                                                                      Harris
                                                       New             New             Davis           Davis          Oakmark
                                                    Discovery       Discovery         Venture         Venture         Focused
                                                    Series (a)     Series B (a)       Value A         Value E         Value B
                                                  --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $            -  $        1,013  $      146,327  $      103,621
                                                  --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                            1,373          20,053           2,133         388,380         151,944
  Administrative fee                                         165           4,013             257          69,605          24,625
                                                  --------------  --------------  --------------  --------------  --------------
    Total Expenses                                         1,538          24,066           2,390         457,985         176,569
                                                  --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                          (1,538)        (24,066)         (1,377)       (311,658)        (72,948)
                                                  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          (17,430)         22,886           3,500       1,110,097         676,161
  Change in unrealized appreciation
   (depreciation) of investments                         (30,937)       (730,291)         11,651       1,526,284          82,993
                                                  --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                      (48,367)       (707,405)         15,151       2,636,381         759,154
                                                  --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $      (49,905) $     (731,471) $       13,774  $    2,324,723  $      686,206
                                                  ==============  ==============  ==============  ==============  ==============

                                                  -------------------------------
                                                                        MFS
                                                     Jennison        Investors
                                                      Growth           Trust
                                                    Portfolio B      Series B
                                                  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                       $            -  $        9,517
                                                  --------------  --------------
Expenses:
  Mortality and expense charges                          121,783          58,924
  Administrative fee                                      22,088          11,649
                                                  --------------  --------------
    Total Expenses                                       143,871          70,573
                                                  --------------  --------------
    Net investment (loss) income                        (143,871)        (61,056)
                                                  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          488,532         208,084
  Change in unrealized appreciation
   (depreciation) of investments                         744,718          80,313
                                                  --------------  --------------
    Net realized and unrealized gains (losses)
     on investments                                    1,233,250         288,397
                                                  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                                   $    1,089,379  $      227,341
                                                  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                MetLife
                                             -------------------------------------------------------------------------------
                                                  MFS             MFS            Capital         Capital         Putnam
                                                 Total           Total          Guardian        Guardian      International
                                                 Return          Return        U.S. Equity     U.S. Equity        Stock
                                                Series A        Series B        Series A        Series B       Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       22,125  $       95,922  $        2,351  $            -  $        7,662
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                       8,354          30,896         108,639          51,949          20,516
  Administrative fee                                  1,002           9,578          13,079          13,485           4,220
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                    9,356          40,474         121,718          65,434          24,736
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     12,769          55,448        (119,367)        (65,434)        (17,074)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       3,034          39,238         106,967          84,622         102,333
  Change in unrealized appreciation
   (depreciation) of investments                       (238)        (12,748)        312,405         286,412         158,707
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          2,796          26,490         419,372         371,034         261,040
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       15,565  $       81,938  $      300,005  $      305,600  $      243,966
                                             ==============  ==============  ==============  ==============  ==============

                                             -------------------------------
                                               BlackRock       BlackRock
                                                 Money           Money
                                                Market          Market
                                               Portfolio    Portfolio B (b)
                                             -------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       32,227 $      202,570
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      14,254         94,976
  Administrative fee                                  1,712         17,133
                                             -------------- --------------
    Total Expenses                                   15,966        112,109
                                             -------------- --------------
    Net investment (loss) income                     16,261         90,461
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                           -              -
  Change in unrealized appreciation
   (depreciation) of investments                          -              -
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                              -              -
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $       16,261 $       90,461
                                             ============== ==============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                             -------------------------------------------------------------------------------
                                                                                BlackRock       BlackRock       BlackRock
                                                  Stock           Stock           Bond            Bond          Strategic
                                                  Index           Index          Income          Income           Value
                                              Portfolio (b)    Portfolio B      Portfolio      Portfolio B     Portfolio B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $            -  $      146,543  $       38,985  $       19,541  $       31,550
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                         476         155,956           9,340           8,849           5,598
  Administrative fee                                     57          25,865           1,121           1,831           1,188
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                      533         181,821          10,461          10,680           6,786
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                       (533)        (35,278)         28,524           8,861          24,764
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          27         406,257           2,442          (8,830)          5,383
  Change in unrealized appreciation
   (depreciation) of investments                      4,832         (74,372)        (23,850)          1,584         (20,218)
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                          4,859         331,885         (21,408)         (7,246)        (14,835)
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $        4,326  $      296,607  $        7,116  $        1,615  $        9,929
                                             ==============  ==============  ==============  ==============  ==============

                                             --------------------------------
                                                 Franklin
                                                Templeton       Met/Putnam
                                             Small-Cap Growth     Voyager
                                               Portfolio B    Portfolio B (a)
                                             ---------------- ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                   $       22,568  $        2,144
                                              --------------  --------------
Expenses:
  Mortality and expense charges                       12,802           2,040
  Administrative fee                                   2,625             618
                                              --------------  --------------
    Total Expenses                                    15,427           2,658
                                              --------------  --------------
    Net investment (loss) income                       7,141            (514)
                                              --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       12,961         (17,813)
  Change in unrealized appreciation
   (depreciation) of investments                      88,409         (42,684)
                                              --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         101,370         (60,497)
                                              --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                               $      108,511  $      (61,011)
                                              ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                 MetLife
                                     -------------------------------------------------------------------------------
                                        Salomon         Salomon          Salomon         T. Rowe         T. Rowe
                                        Brothers        Brothers        Brothers          Price           Price
                                     Strategic Bond  Strategic Bond  U.S. Government    Small-Cap       Small-Cap
                                       Portfolio      Portfolio B    Portfolio B (b)    Portfolio      Portfolio B
                                     --------------  --------------  --------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        6,877  $       44,878  $            -  $            -  $            -
                                     --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges               1,571          10,551             139           6,124           8,668
  Administrative fee                            190           2,247              23             746           1,845
                                     --------------  --------------  --------------  --------------  --------------
    Total Expenses                            1,761          12,798             162           6,870          10,513
                                     --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income              5,116          32,080            (162)         (6,870)        (10,513)
                                     --------------  --------------  --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                      3,653           4,457               1           6,239          12,161
  Change in unrealized appreciation
   (depreciation) of investments             (6,835)        (26,039)             67          44,951          55,130
                                     --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                             (3,182)        (21,582)             68          51,190          67,291
                                     --------------  --------------  --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $        1,934  $       10,498  $          (94) $       44,320  $       56,778
                                     ==============  ==============  ==============  ==============  ==============

                                     -----------------------------------------------
                                         T. Rowe         T. Rowe
                                          Price           Price        Oppenheimer
                                        Large-Cap       Large-Cap     Global Equity
                                        Portfolio      Portfolio B   Portfolio B (b)
                                     --------------  --------------  ---------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                          $        5,631  $        8,554  $            -
                                     --------------  --------------  --------------
Expenses:
  Mortality and expense charges              12,241          29,840             831
  Administrative fee                          1,510           6,359             264
                                     --------------  --------------  --------------
    Total Expenses                           13,751          36,199           1,095
                                     --------------  --------------  --------------
    Net investment (loss) income             (8,120)        (27,645)         (1,095)
                                     --------------  --------------  --------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from
   security transactions                     17,711          18,527             260
  Change in unrealized appreciation
   (depreciation) of investments             41,081         189,227          25,843
                                     --------------  --------------  --------------
    Net realized and unrealized
     gains (losses) on
     investments                             58,792         207,754          26,103
                                     --------------  --------------  --------------
    NET INCREASE
     (DECREASE) IN NET
     ASSETS RESULTING
     FROM OPERATIONS                 $       50,672  $      180,109  $       25,008
                                     ==============  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                              Oppenheimer                                               Putnam
                                             --------------  -------------------------------------------------------------

                                                Capital        Growth and     Growth and
                                              Appreciation       Income         Income          Vista          Vista
                                                Fund (a)          Fund          Fund B          Fund           Fund B
                                             --------------  -------------- -------------- --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        2,226  $       19,970 $       11,814 $            -  $            -
                                             --------------  -------------- -------------- --------------  --------------
Expenses:
  Mortality and expense charges                         936          13,570          7,877          5,240             332
  Administrative fee                                    117           1,628          2,062            631              76
                                             --------------  -------------- -------------- --------------  --------------
    Total Expenses                                    1,053          15,198          9,939          5,871             408
                                             --------------  -------------- -------------- --------------  --------------
    Net investment (loss) income                      1,173           4,772          1,875         (5,871)           (408)
                                             --------------  -------------- -------------- --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     (55,486)            807         22,260        (26,336)          2,681
  Change in unrealized appreciation
   (depreciation) of investments                     42,525          36,555         12,175         75,100             337
                                             --------------  -------------- -------------- --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                        (12,961)         37,362         34,435         48,764           3,018
                                             --------------  -------------- -------------- --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      (11,788) $       42,134 $       36,310 $       42,893  $        2,610
                                             ==============  ============== ============== ==============  ==============

                                             ------------------------------

                                                 Equity      International
                                                 Income         Growth
                                                 Fund B        Fund (a)
                                             -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       44,765 $       16,773
                                             -------------- --------------
Expenses:
  Mortality and expense charges                      18,513          4,268
  Administrative fee                                  5,374            512
                                             -------------- --------------
    Total Expenses                                   23,887          4,780
                                             -------------- --------------
    Net investment (loss) income                     20,878         11,993
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      15,872        (44,018)
  Change in unrealized appreciation
   (depreciation) of investments                     79,562          3,692
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                         95,434        (40,326)
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING FROM
     OPERATIONS                              $      116,312 $      (28,333)
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                 Putnam                                                Templeton
                                             --------------  ---------------------------------------------------------------

                                              International      Growth          Growth         Foreign         Foreign
                                                 Equity        Securities      Securities      Securities      Securities
                                               Fund B (a)         Fund           Fund B           Fund           Fund B
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $       57,221  $        3,225  $        1,208  $        9,490  $       39,251
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                      16,291           2,980           1,261           9,056          39,757
  Administrative fee                                  3,193             401             290           1,105           8,488
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                   19,484           3,381           1,551          10,161          48,245
                                             --------------  --------------  --------------  --------------  --------------
    Net investment (loss) income                     37,737            (156)           (343)           (671)         (8,994)
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                     869,145             905           8,098           5,524          62,069
  Change in unrealized appreciation
   (depreciation) of investments                 (1,018,125)         17,981            (752)         57,800         264,440
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                       (148,980)         18,886           7,346          63,324         326,509
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $     (111,243) $       18,730  $        7,003  $       62,653  $      317,515
                                             ==============  ==============  ==============  ==============  ==============

                                             ------------------------------
                                               Developing     Developing
                                                Markets        Markets
                                               Securities     Securities
                                                  Fund          Fund B
                                             -------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $        5,901 $       50,776
                                             -------------- --------------
Expenses:
  Mortality and expense charges                       5,109         49,068
  Administrative fee                                    613          9,817
                                             -------------- --------------
    Total Expenses                                    5,722         58,885
                                             -------------- --------------
    Net investment (loss) income                        179         (8,109)
                                             -------------- --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                      59,645        225,403
  Change in unrealized appreciation
   (depreciation) of investments                     34,205        728,390
                                             -------------- --------------
    Net realized and unrealized gains
     (losses) on investments                         93,850        953,793
                                             -------------- --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       94,029 $      945,684
                                             ============== ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                                                                                Fidelity
                                             ---------------------------------------------------------------------------------

                                                                                                 Growth        Growth and
                                               Contrafund        Growth          Growth       Opportunities      Income
                                              Portfolio (a)     Portfolio      Portfolio B      Portfolio      Portfolio
                                             --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          150  $          227  $       10,933  $          119  $          640
                                             --------------  --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                         184             579          62,620             168             546
  Administrative fee                                     27              72          12,782              22              68
                                             --------------  --------------  --------------  --------------  --------------
    Total Expenses                                      211             651          75,402             190             614
                                             --------------  --------------  --------------  --------------  --------------
Net investment (loss) income                            (61)           (424)        (64,469)            (71)             26
                                             --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                       5,733          (2,117)         32,754            (580)           (236)
  Change in unrealized appreciation
   (depreciation) of investments                     (7,191)          4,535         328,612           1,642           2,976
                                             --------------  --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                         (1,458)          2,418         361,366           1,062           2,740
                                             --------------  --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $       (1,519) $        1,994  $      296,897  $          991  $        2,766
                                             ==============  ==============  ==============  ==============  ==============

                                             -----------------------------

                                                 Equity          Equity
                                                 Income          Income
                                                Portfolio      Portfolio B
                                             --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                                  $          484  $       20,224
                                             --------------  --------------
Expenses:
  Mortality and expense charges                         119           5,710
  Administrative fee                                     15           1,116
                                             --------------  --------------
    Total Expenses                                      134           6,826
                                             --------------  --------------
Net investment (loss) income                            350          13,398
                                             --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) from security
   transactions                                          69          13,260
  Change in unrealized appreciation
   (depreciation) of investments                         (7)         (7,196)
                                             --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                             62           6,064
                                             --------------  --------------
    NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS                         $          412  $       19,462
                                             ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Operations
For the Year Ended December 31, 2005

                                            Fidelity                 Dryefus
                                         --------------- ------------------------------  ---------------

                                              High           Stock           Stock            High
                                             Income          Index           Index            Yield
                                         Portfolio B (a)    Fund (a)       Fund B (a)       Portfolio
                                         --------------- --------------  --------------  --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $        7,007  $          203  $        1,241  $       43,215
                                         --------------  --------------  --------------  --------------
Expenses:
  Mortality and expense charges                     364             250           1,603           8,066
  Administrative fee                                 87              34             323           1,645
                                         --------------  --------------  --------------  --------------
    Total Expenses                                  451             284           1,926           9,711
                                         --------------  --------------  --------------  --------------
    Net investment (loss) income                  6,556             (81)           (685)         33,504
                                         --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                            212          (9,297)         44,582          27,040
  Change in unrealized appreciation
   (depreciation) of investments                (10,152)          6,713         (61,960)        (36,844)
                                         --------------  --------------  --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                     (9,940)         (2,584)        (17,378)         (9,804)
                                         --------------  --------------  --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (3,384) $       (2,665) $      (18,063) $       23,700
                                         ==============  ==============  ==============  ==============

                                                       PIMCO
                                         ------------------------------------------------

                                               Low          StocksPLUS         Total
                                            Duration        Growth and        Return
                                            Portfolio    Income Portfolio    Portfolio
                                         --------------  ---------------- --------------
INVESTMENT INCOME (LOSS):
Income:
  Dividends                              $       17,862   $        5,214  $      147,711
                                         --------------   --------------  --------------
Expenses:
  Mortality and expense charges                   7,134            2,621          38,779
  Administrative fee                              1,315              571           6,741
                                         --------------   --------------  --------------
    Total Expenses                                8,449            3,192          45,520
                                         --------------   --------------  --------------
    Net investment (loss) income                  9,413            2,022         102,191
                                         --------------   --------------  --------------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
  Net realized gains (losses) from
   security transactions                           (216)           5,917          23,878
  Change in unrealized appreciation
   (depreciation) of investments                (11,694)          (3,954)        (96,576)
                                         --------------   --------------  --------------
    Net realized and unrealized gains
     (losses) on investments                    (11,910)           1,963         (72,698)
                                         --------------   --------------  --------------
    NET INCREASE (DECREASE)
     IN NET ASSETS RESULTING
     FROM OPERATIONS                     $       (2,497)  $        3,985  $       29,493
                                         ==============   ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -------------------------------
                                            Lord Abbett
                                              Growth
                                                and
                                         Income Portfolio
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      927,063  $     (599,768)
 Net realized gains (losses)
   from security transactions          2,784,186       1,956,088
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (2,572,976)      5,944,727
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,138,273       7,301,047
                                  --------------  --------------
From capital transactions:
 Net purchase payments                   456,539         260,102
 Net investment division
   transfers                          (1,239,560)      9,498,828
 Other net transfers                 (10,642,668)     (9,984,821)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions       (11,425,689)       (225,891)
                                  --------------  --------------
    NET CHANGE IN NET ASSETS         (10,287,416)      7,075,156
NET ASSETS - BEGINNING OF
 PERIOD                               69,071,703      61,996,547
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   58,784,287  $   69,071,703
                                  ==============  ==============

                                                            Met Investors
                                  -----------------------------------------------------------------------------------------------
                                            Lord Abbett
                                              Growth                          Lord Abbett
                                                and                              Bond
                                        Income Portfolio B                Debenture Portfolio
                                  ------------------------------    ------------------------------
                                       2005            2004              2005            2004
                                  --------------  --------------    --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      710,852  $     (569,918)   $      238,667  $      171,729
 Net realized gains (losses)
   from security transactions          1,115,113       1,864,001           162,624         157,907
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (914,627)      4,227,560          (376,440)        344,705
                                  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     911,338       5,521,643            24,851         674,341
                                  --------------  --------------    --------------  --------------
From capital transactions:
 Net purchase payments                 2,038,807       9,570,010            10,305          17,069
 Net investment division
   transfers                            (864,188)     (1,250,373)         (171,146)        197,690
 Other net transfers                  (2,454,095)     (2,084,742)       (1,699,518)     (2,680,428)
                                  --------------  --------------    --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,279,476)      6,234,895        (1,860,359)     (2,465,669)
                                  --------------  --------------    --------------  --------------
    NET CHANGE IN NET ASSETS            (368,138)     11,756,538        (1,835,508)     (1,791,328)
NET ASSETS - BEGINNING OF
 PERIOD                               51,453,931      39,697,393         9,796,621      11,587,949
                                  --------------  --------------    --------------  --------------
NET ASSETS - END OF PERIOD        $   51,085,793  $   51,453,931    $    7,961,113  $    9,796,621
                                  ==============  ==============    ==============  ==============

                                  -----------------------------

                                            Lord Abbett
                                               Bond
                                       Debenture Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      672,178  $      335,126
 Net realized gains (losses)
   from security transactions            818,980       1,002,765
 Change in unrealized
   appreciation
   (depreciation) of
   investments                        (1,324,084)        194,054
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     167,074       1,531,945
                                  --------------  --------------
From capital transactions:
 Net purchase payments                   731,103       7,292,867
 Net investment division
   transfers                           1,088,572      (4,698,476)
 Other net transfers                  (1,416,713)     (1,543,481)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           402,962       1,050,910
                                  --------------  --------------
    NET CHANGE IN NET ASSETS             570,036       2,582,855
NET ASSETS - BEGINNING OF
 PERIOD                               22,863,216      20,280,361
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   23,433,252  $   22,863,216
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                           Met Investors
                                  -----------------------------------------------------------------------------------------------

                                            Lord Abbett                     Lord Abbett                     Lord Abbett
                                              Growth                          Growth                          Mid-Cap
                                       Opportunity Portfolio          Opportunity Portfolio B             Value Portfolio
                                  ------------------------------  ------------------------------  ------------------------------
                                       2005            2004            2005            2004            2005            2004
                                  --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       81,858  $      (23,109) $      163,771  $      (25,400) $      189,785  $      105,392
 Net realized gains (losses)
   from security transactions             88,603          64,023          35,968          48,793         461,058         326,509
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (123,748)        131,267         (93,722)        197,688        (186,860)        935,451
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                      46,713         172,181         106,017         221,081         463,983       1,367,352
                                  --------------  --------------  --------------  --------------  --------------  --------------
From capital transactions:
 Net purchase payments                    36,464             440         203,042         103,500          38,899          13,975
 Net investment division
   transfers                             (25,853)         16,620         417,909         198,210         148,592       1,823,572
 Other net transfers                    (257,877)       (183,176)       (151,222)       (128,536)     (1,082,982)       (874,412)
                                  --------------  --------------  --------------  --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions          (247,266)       (166,116)        469,729         173,174        (895,491)        963,135
                                  --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET ASSETS            (200,553)          6,065         575,746         394,255        (431,508)      2,330,487
NET ASSETS - BEGINNING OF
 PERIOD                                1,736,878       1,730,813       2,255,224       1,860,969       7,458,251       5,127,764
                                  --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $    1,536,325  $    1,736,878  $    2,830,970  $    2,255,224  $    7,026,743  $    7,458,251
                                  ==============  ==============  ==============  ==============  ==============  ==============

                                  -------------------------------

                                            Lord Abbett
                                              Mid-Cap
                                         Value Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      514,457  $      203,327
 Net realized gains (losses)
   from security transactions            231,752          66,936
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           348,520       2,041,814
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                   1,094,729       2,312,077
                                  --------------  --------------
From capital transactions:
 Net purchase payments                 1,519,211       1,530,004
 Net investment division
   transfers                           2,555,146       2,246,911
 Other net transfers                    (870,518)       (478,319)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,203,839       3,298,596
                                  --------------  --------------
    NET CHANGE IN NET ASSETS           4,298,568       5,610,673
NET ASSETS - BEGINNING OF
 PERIOD                               13,631,254       8,020,581
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   17,929,822  $   13,631,254
                                  ==============  ==============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      Met Investors
                                  -----------------------------------------------------------------------------------------

                                            Lord Abbett                    JP Morgan                    JP Morgan
                                             America's                      Quality                      Quality
                                         Value Portfolio B               Bond Portfolio              Bond Portfolio B
                                  ------------------------------  ---------------------------  ---------------------------
                                       2005            2004                       2004 (f)                     2004 (f)
                                  --------------  --------------               --------------               --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (39,009) $       59,000               $      399,352               $      515,881
 Net realized gains (losses)
   from security transactions             54,339          14,816                      132,583                     (427,307)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           167,937         240,174                     (391,823)                      52,852
                                  --------------  --------------               --------------               --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     183,267         313,990                      140,112                      141,426
                                  --------------  --------------               --------------               --------------
From capital transactions:
 Net purchase payments                   730,020         748,319                            -                    1,007,333
 Net investment division
   transfers                           2,653,205       1,505,041                   (5,310,539)                  (5,639,399)
 Other net transfers                    (354,633)        (61,730)                  (1,539,447)                    (354,880)
                                  --------------  --------------               --------------               --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions         3,028,592       2,191,630                   (6,849,986)                  (4,986,946)
                                  --------------  --------------               --------------               --------------
    NET CHANGE IN NET ASSETS           3,211,859       2,505,620                   (6,709,874)                  (4,845,520)
NET ASSETS - BEGINNING OF
 PERIOD                                3,041,361         535,741                    6,709,874                    4,845,520
                                  --------------  --------------               --------------               --------------
NET ASSETS - END OF PERIOD        $    6,253,220  $    3,041,361               $            -               $            -
                                  ==============  ==============               ==============               ==============

                                  ----------------------------

                                           JP Morgan
                                             Select
                                        Equity Portfolio
                                  ---------------------------
                                                  2004 (f)
                                               --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                  $       36,418
 Net realized gains (losses)
   from security transactions                        (609,282)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                      1,185,338
                                               --------------
    Net increase (decrease)
     in net assets resulting
     from operations                                  612,474
                                               --------------
From capital transactions:
 Net purchase payments                                 25,573
 Net investment division
   transfers                                       (9,398,661)
 Other net transfers                               (2,271,090)
                                               --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                    (11,644,178)
                                               --------------
    NET CHANGE IN NET ASSETS                      (11,031,704)
NET ASSETS - BEGINNING OF
 PERIOD                                            11,031,704
                                               --------------
NET ASSETS - END OF PERIOD                     $            -
                                               ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                  Met Investors
                            ------------------------------------------------------------------------------------------

                                      JP Morgan                    Met/Putnam                    Met/Putnam
                                       Select                       Research                       Capital
                                 Equity Portfolio B               Portfolio B              Opportunities Portfolio
                            ----------------------------  ---------------------------  ------------------------------
                                             2004 (f)                     2004 (f)          2005            2004
                                          --------------               --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                 $        2,388               $      (19,751) $      (52,787) $      (74,837)
 Net realized gains
   (losses) from
   security transactions                          60,974                      268,898         165,053         (14,269)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (23,414)                    (239,343)        254,113         914,173
                                          --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              39,948                        9,804         366,379         825,067
                                          --------------               --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                                                        497,895         108,599          92,821
 Net investment division
   transfers                                    (561,614)                  (2,802,868)       (153,398)       (266,316)
 Other net transfers                             (95,953)                    (103,053)     (1,167,362)     (1,032,592)
                                          --------------               --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                               (657,567)                  (2,408,026)     (1,212,161)     (1,206,087)
                                          --------------               --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                                     (617,619)                  (2,398,222)       (845,782)       (381,020)
NET ASSETS - BEGINNING
 OF PERIOD                                       617,619                    2,398,222       5,369,176       5,750,196
                                          --------------               --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                                   $            -               $            -  $    4,523,394  $    5,369,176
                                          ==============               ==============  ==============  ==============

                            -------------------------------

                                      Met/Putnam
                                        Capital
                               Opportunities Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $       (5,247) $       (5,382)
 Net realized gains
   (losses) from
   security transactions             4,701           1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      38,616          70,316
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                38,070          66,772
                            --------------  --------------
From capital
 transactions:
 Net purchase payments               1,101           4,988
 Net investment division
   transfers                        49,953           4,369
 Other net transfers               (11,136)         (8,833)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                   39,918             524
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                         77,988          67,296
NET ASSETS - BEGINNING
 OF PERIOD                         464,650         397,354
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $      542,638  $      464,650
                            ==============  ==============

(f) For the period from January 1, 2004 to November 19, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                  -------------------------------

                                            Oppenheimer
                                              Capital
                                      Appreciation Portfolio
                                  ------------------------------
                                       2005          2004 (g)
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $       (3,446) $       46,204
 Net realized gains (losses)
   from security transactions              8,725            (526)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           132,770          16,843
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     138,049          62,521
                                  --------------  --------------
From capital transactions:
 Net purchase payments                       480             160
 Net investment division
   transfers                           1,261,595         938,122
 Other net transfers                    (300,919)        (81,802)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions           961,156         856,480
                                  --------------  --------------
    NET CHANGE IN NET ASSETS           1,099,205         919,001
NET ASSETS - BEGINNING OF
 PERIOD                                  919,001               -
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $    2,018,206  $      919,001
                                  ==============  ==============

                                                            Met Investors
                                  -----------------------------------------------------------------------------------------------

                                            Oppenheimer                          Money
                                              Capital                           Market
                                     Appreciation Portfolio B                 Portfolio B
                                  ------------------------------    ------------------------------
                                       2005              2004          2005 (a)          2004
                                  --------------    --------------  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $      (98,420)   $      903,544  $        3,380  $     (105,147)
 Net realized gains (losses)
   from security transactions            580,386           837,551               -               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          (170,174)         (848,736)              -               -
                                  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     311,792           892,359           3,380        (105,147)
                                  --------------    --------------  --------------  --------------
From capital transactions:
 Net purchase payments                   582,397         5,763,382       3,962,241       7,336,779
 Net investment division
   transfers                          (3,660,085)       (1,247,575)    (13,151,826)     (7,042,492)
 Other net transfers                    (868,423)         (617,785)       (130,327)       (773,391)
                                  --------------    --------------  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (3,946,111)        3,898,022      (9,319,912)       (479,104)
                                  --------------    --------------  --------------  --------------
    NET CHANGE IN NET ASSETS          (3,634,319)        4,790,381      (9,316,532)       (584,251)
NET ASSETS - BEGINNING OF
 PERIOD                               17,809,586        13,019,205       9,316,532       9,900,783
                                  --------------    --------------  --------------  --------------
NET ASSETS - END OF PERIOD        $   14,175,267    $   17,809,586  $            -  $    9,316,532
                                  ==============    ==============  ==============  ==============

                                  -----------------------------

                                          PIMCO Inflation
                                             Protected
                                         Bond Portfolio B
                                  ------------------------------
                                       2005            2004
                                  --------------  --------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income     $     (177,459) $      492,509
 Net realized gains (losses)
   from security transactions            169,893         456,817
 Change in unrealized
   appreciation
   (depreciation) of
   investments                           (56,444)        147,725
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from operations                     (64,010)      1,097,051
                                  --------------  --------------
From capital transactions:
 Net purchase payments                   477,620       5,824,012
 Net investment division
   transfers                          (1,659,818)     (2,084,647)
 Other net transfers                    (572,028)       (634,879)
                                  --------------  --------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions        (1,754,226)      3,104,486
                                  --------------  --------------
    NET CHANGE IN NET ASSETS          (1,818,236)      4,201,537
NET ASSETS - BEGINNING OF
 PERIOD                               14,486,481      10,284,944
                                  --------------  --------------
NET ASSETS - END OF PERIOD        $   12,668,245  $   14,486,481
                                  ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     Met Investors
                            -------------------------------------------------------------------------------------------------

                                         Janus                           Janus                           PIMCO
                                      Aggressive                      Aggressive                     Total Return
                                   Growth Portfolio               Growth Portfolio B                Bond Portfolio
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (g)          2005            2004            2005          2004 (g)
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (23,872) $      (19,165) $     (178,595) $     (202,789) $      (36,204) $        2,385
 Net realized gains
   (losses) from
   security transactions            48,424           9,718         326,684         815,044          17,276          (2,751)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     182,879         198,500       1,121,600         590,259          71,989          33,857
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               207,431         189,053       1,269,689       1,202,514          53,061          33,491
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments                 480             320         372,792       2,585,596           2,000               -
 Net investment division
   transfers                      (151,508)      2,108,310      (2,346,784)      5,002,479         152,651       5,333,820
 Other net transfers              (250,925)       (246,131)       (707,146)       (475,857)       (842,342)        (76,543)
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (401,953)      1,862,499      (2,681,138)      7,112,218        (687,691)      5,257,277
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (194,522)      2,051,552      (1,411,449)      8,314,732        (634,630)      5,290,768
NET ASSETS - BEGINNING
 OF PERIOD                       2,051,552               -      13,735,692       5,420,960       5,290,768               -
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    1,857,030  $    2,051,552  $   12,324,243  $   13,735,692  $    4,656,138  $    5,290,768
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -----------------------------

                                         PIMCO
                                     Total Return
                                   Bond Portfolio B
                            ------------------------------
                                 2005            2004
                            --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (280,274) $    1,402,742
 Net realized gains
   (losses) from
   security transactions           (24,444)          1,615
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     496,901        (601,994)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               192,183         802,363
                            --------------  --------------
From capital
 transactions:
 Net purchase payments           2,138,313       6,722,289
 Net investment division
   transfers                    (1,072,472)      3,640,137
 Other net transfers            (1,953,969)     (1,228,260)
                            --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (888,128)      9,134,166
                            --------------  --------------
    NET CHANGE IN NET
     ASSETS                       (695,945)      9,936,529
NET ASSETS - BEGINNING
 OF PERIOD                      32,346,606      22,410,077
                            --------------  --------------
NET ASSETS - END OF
 PERIOD                     $   31,650,661  $   32,346,606
                            ==============  ==============

(a) For the period from January 1, 2005 to April 29, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -------------------------------------------------------------------------------------------

                                                                  T. Rowe Price                 T. Rowe Price
                                     RCM Global                      Mid-Cap                       Mid-Cap
                               Technology Portfolio B           Growth Portfolio             Growth Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005         2004 (g)         2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (10,195) $     (22,345) $      13,316  $     (23,014) $      84,243  $    (167,472)
 Net realized gains
   (losses) from
   security transactions            3,231        125,899         72,851          9,847        482,360        596,256
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     65,175        (79,632)       174,068        320,841        763,426        997,791
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               58,211         23,922        260,235        307,674      1,330,029      1,426,575
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments             32,548        519,833              -          6,421      1,009,788      2,752,323
 Net investment division
   transfers                     (405,651)       (32,994)      (280,537)     2,105,579       (389,150)    (1,299,281)
 Other net transfers              (63,441)       (48,763)      (142,582)       (66,363)      (574,064)      (307,410)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (436,544)       438,076       (423,119)     2,045,637         46,574      1,145,632
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (378,333)       461,998       (162,884)     2,353,311      1,376,603      2,572,207
NET ASSETS - BEGINNING
 OF PERIOD                      1,409,252        947,254      2,353,311              -     10,865,835      8,293,628
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   1,030,919  $   1,409,252  $   2,190,427  $   2,353,311  $  12,242,438  $  10,865,835
                            =============  =============  =============  =============  =============  =============

                            ---------------------------

                                    MFS Research
                                    International
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     231,766  $     (58,105)
 Net realized gains
   (losses) from
   security transactions          598,605        310,180
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     56,178        612,915
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              886,549        864,990
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            147,944         79,642
 Net investment division
   transfers                      860,535        580,811
 Other net transfers           (1,293,929)      (935,548)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (285,450)      (275,095)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       601,099        589,895
NET ASSETS - BEGINNING
 OF PERIOD                      5,481,933      4,892,038
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   6,083,032  $   5,481,933
                            =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Met Investors
                            -----------------------------------------------------------------------------------------
                                         MFS                           AIM
                                      Research                      Small-Cap                      Lazard
                                    International                    Growth                        Mid-Cap
                                     Portfolio B                   Portfolio B                   Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     578,144  $    (132,626) $      70,780  $    (130,212) $     326,469  $     (79,477)
 Net realized gains
   (losses) from
   security transactions          818,499        891,400        327,404        769,867        274,339        425,791
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    811,059      1,318,202        512,670       (114,878)      (395,073)       157,060
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            2,207,702      2,076,976        910,854        524,777        205,735        503,374
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments          1,194,742      3,147,063        171,009      2,553,485        285,815      1,535,437
 Net investment division
   transfers                    1,701,747      2,504,374      2,749,934     (1,535,174)      (887,904)    (1,967,890)
 Other net transfers             (704,065)      (311,588)      (546,748)      (253,697)      (189,084)      (205,209)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,192,424      5,339,849      2,374,195        764,614       (791,173)      (637,662)
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     4,400,126      7,416,825      3,285,049      1,289,391       (585,438)      (134,288)
NET ASSETS - BEGINNING
 OF PERIOD                     11,761,428      4,344,603      6,898,264      5,608,873      4,191,996      4,326,284
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  16,161,554  $  11,761,428  $  10,183,313  $   6,898,264  $   3,606,558  $   4,191,996
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                       Harris
                                       Oakmark
                                    International
                                     Portfolio B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (45,782) $    (180,199)
 Net realized gains
   (losses) from
   security transactions          794,061      1,556,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    358,872        669,795
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,107,151      2,045,677
                            -------------  -------------
From capital
 transactions:
 Net purchase payments          1,102,799      4,407,476
 Net investment division
   transfers                   (1,369,116)    (2,270,308)
 Other net transfers             (441,559)      (289,427)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (707,876)     1,847,741
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       399,275      3,893,418
NET ASSETS - BEGINNING
 OF PERIOD                     10,393,141      6,499,723
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,792,416  $  10,393,141
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                         Met Investors
                                         -------------------------------------------------------------------------------------
                                                                                                           Third
                                                  Met/AIM                     Third                       Avenue
                                                 Small-Cap               Avenue Small-Cap                Small-Cap
                                              Growth Portfolio           Value Portfolio             Value Portfolio B
                                         -------------------------- -------------------------- ----------------------------
                                            2005 (b)                   2005 (b)                     2005             2004
                                         -------------              -------------              -------------    -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       3,129              $      (3,021)             $    (114,550)   $      30,085
  Net realized gains (losses) from
   security transactions                         7,004                      2,768                    956,404        1,491,399
  Change in unrealized appreciation
   (depreciation) of investments                35,151                     74,590                    179,148          731,562
                                         -------------              -------------              -------------    -------------
    Net increase (decrease) in net
     assets resulting from operations           45,284                     74,337                  1,021,002        2,253,046
                                         -------------              -------------              -------------    -------------
From capital transactions:
  Net purchase payments                              -                          -                    788,017        3,550,138
  Net investment division transfers            299,940                    386,636                 (1,313,120)      (3,732,602)
  Other net transfers                          (45,262)                   (16,241)                  (472,273)        (334,453)
                                         -------------              -------------              -------------    -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              254,678                    370,395                   (997,376)        (516,917)
                                         -------------              -------------              -------------    -------------
    NET CHANGE IN NET ASSETS                   299,962                    444,732                     23,626        1,736,129
NET ASSETS - BEGINNING OF
 PERIOD                                              -                          -                  9,208,622        7,472,493
                                         -------------              -------------              -------------    -------------
NET ASSETS - END OF PERIOD               $     299,962              $     444,732              $   9,232,248    $   9,208,622
                                         =============              =============              =============    =============

                                         -------------------------
                                                 Neuberger
                                                   Berman
                                                    Real
                                              Estate Portfolio
                                         --------------------------
                                            2005 (b)
                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,878)
  Net realized gains (losses) from
   security transactions                        12,554
  Change in unrealized appreciation
   (depreciation) of investments               105,867
                                         -------------
    Net increase (decrease) in net
     assets resulting from operations          111,543
                                         -------------
From capital transactions:
  Net purchase payments                              -
  Net investment division transfers            813,418
  Other net transfers                         (103,791)
                                         -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              709,627
                                         -------------
    NET CHANGE IN NET ASSETS                   821,170
NET ASSETS - BEGINNING OF
 PERIOD                                              -
                                         -------------
NET ASSETS - END OF PERIOD               $     821,170
                                         =============

(b) For the period from May 2, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                               Met Investors
                          -----------------------------------------------------------------------------------------

                                    Neuberger                      Turner                     Goldman Sachs
                                     Berman                        Mid-Cap                       Mid-Cap
                             Real Estate Portfolio B         Growth Portfolio B             Value Portfolio B
                          ----------------------------  ----------------------------  ----------------------------
                               2005         2004 (g)         2005         2004 (g)         2005         2004 (g)
                          -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (76,899) $      69,471  $      16,729  $     (23,900) $     120,090  $      (5,949)
 Net realized gains
   (losses) from
   security
   transactions                 338,322        319,936         78,529        160,483        178,353        269,732
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  601,635        466,832        (18,872)       197,573       (107,956)       298,743
                          -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            863,058        856,239         76,386        334,156        190,487        562,526
                          -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments          907,420        839,423         42,276        554,212        482,465        830,411
 Net investment
   division transfers         3,660,627      1,097,312       (500,622)       644,546       (379,486)       768,628
 Other net transfers           (281,549)      (105,853)       (61,800)       (37,548)       (94,921)       (68,745)
                          -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             4,286,498      1,830,882       (520,146)     1,161,210          8,058      1,530,294
                          -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                   5,149,556      2,687,121       (443,760)     1,495,366        198,545      2,092,820
NET ASSETS - BEGINNING
 OF PERIOD                    2,687,121              -      1,495,366              -      2,092,820              -
                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                   $   7,836,677  $   2,687,121  $   1,051,606  $   1,495,366  $   2,291,365  $   2,092,820
                          =============  =============  =============  =============  =============  =============

                          -----------------------------

                                    Defensive
                                    Strategy
                                 Fund of Fund B
                          ----------------------------
                               2005         2004 (h)
                          -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                 $     (31,622) $      46,262
 Net realized gains
   (losses) from
   security
   transactions                     234             67
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  162,878        (11,140)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            131,490         35,189
                          -------------  -------------
From capital
 transactions:
 Net purchase payments          378,369        154,661
 Net investment
   division transfers         1,560,405      2,572,076
 Other net transfers           (178,599)        (1,264)
                          -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions             1,760,175      2,725,473
                          -------------  -------------
    NET CHANGE IN NET
     ASSETS                   1,891,665      2,760,662
NET ASSETS - BEGINNING
 OF PERIOD                    2,760,662              -
                          -------------  -------------
NET ASSETS - END OF
 PERIOD                   $   4,652,327  $   2,760,662
                          =============  =============

(g) For the period from May 3, 2004 to December 31, 2004
(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                Met Investors
                            ----------------------------------------------------------------------------------------

                                      Moderate                      Balanced                      Growth
                                      Strategy                      Strategy                     Strategy
                                   Fund of Fund B                Fund of Fund B               Fund of Fund B
                            ----------------------------  ---------------------------- ----------------------------
                                 2005         2004 (h)         2005        2004 (h)         2005         2004 (h)
                            -------------  -------------  -------------  ------------- -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (52,581) $     100,594  $    (139,161) $     283,600 $    (158,718) $     192,226
 Net realized gains
   (losses) from
   security transactions           90,943             61         98,925             35       290,369             62
 Change in unrealized
   appreciation
   (depreciation) of
   investments                  1,212,460          2,245      4,255,769        261,782     4,808,088        571,750
                            -------------  -------------  -------------  ------------- -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,250,822        102,900      4,215,533        545,417     4,939,739        764,038
                            -------------  -------------  -------------  ------------- -------------  -------------
From capital
 transactions:
 Net purchase payments          6,452,097        508,512     24,862,758      1,406,112    19,560,188      2,394,025
 Net investment division
   transfers                   15,247,272      7,210,752     28,184,847     30,437,103    16,671,629     33,770,768
 Other net transfers           (2,143,336)        (2,078)    (4,068,109)             -    (1,614,327)      (496,740)
                            -------------  -------------  -------------  ------------- -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              19,556,033      7,717,186     48,979,496     31,843,215    34,617,490     35,668,053
                            -------------  -------------  -------------  ------------- -------------  -------------
    NET CHANGE IN NET
     ASSETS                    20,806,855      7,820,086     53,195,029     32,388,632    39,557,229     36,432,091
NET ASSETS - BEGINNING
 OF PERIOD                      7,820,086              -     32,388,632              -    36,432,091              -
                            -------------  -------------  -------------  ------------- -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  28,626,941  $   7,820,086  $  85,583,661  $  32,388,632 $  75,989,320  $  36,432,091
                            =============  =============  =============  ============= =============  =============

                            -----------------------------

                                     Aggressive
                                      Strategy
                                   Fund of Fund B
                            ----------------------------
                                 2005         2004 (h)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (37,924) $       4,547
 Net realized gains
   (losses) from
   security transactions           44,868            105
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    600,321        106,540
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              607,265        111,192
                            -------------  -------------
From capital
 transactions:
 Net purchase payments          1,243,027        940,325
 Net investment division
   transfers                    1,320,569      3,683,841
 Other net transfers             (181,355)       (11,433)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               2,382,241      4,612,733
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                     2,989,506      4,723,925
NET ASSETS - BEGINNING
 OF PERIOD                      4,723,925              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   7,713,431  $   4,723,925
                            =============  =============

(h) For the period from November 22, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                           Met Investors
                            ----------------------------------------------------------------------------------

                                                                                         Cyclical Growth
                                    Van Kampen                  Cyclical                       and
                               Comstock Portfolio B      Growth ETF Portfolio B       Income ETF Portfolio B
                            -------------------------- --------------------------   --------------------------
                               2005 (b)                   2005 (c)                     2005 (c)
                            -------------              -------------                -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      40,223              $         224                $          88
 Net realized gains
   (losses) from
   security transactions            1,447                          1                            -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     60,089                       (224)                        (145)
                            -------------              -------------                -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              101,759                          1                          (57)
                            -------------              -------------                -------------
From capital
 transactions:
 Net purchase payments            994,047                     22,800                            -
 Net investment division
   transfers                    2,105,172                     17,793                       67,511
 Other net transfers              (17,182)                       (23)                           -
                            -------------              -------------                -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               3,082,037                     40,570                       67,511
                            -------------              -------------                -------------
    NET CHANGE IN NET
     ASSETS                     3,183,796                     40,571                       67,454
NET ASSETS - BEGINNING
 OF PERIOD                              -                          -                            -
                            -------------              -------------                -------------
NET ASSETS - END OF
 PERIOD                     $   3,183,796              $      40,571                $      67,454
                            =============              =============                =============

                            -------------------------

                                    Legg Mason
                                      Value
                                Equity Portfolio B
                            --------------------------
                              2005 (d)
                            -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $           -
 Net realized gains
   (losses) from
   security transactions                -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                    -
                            -------------
From capital
 transactions:
 Net purchase payments                  -
 Net investment division
   transfers                            -
 Other net transfers                    -
                            -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                       -
                            -------------
    NET CHANGE IN NET
     ASSETS                             -
NET ASSETS - BEGINNING
 OF PERIOD                              -
                            -------------
NET ASSETS - END OF
 PERIOD                     $           -
                            =============

(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005
(d) For the period November 7, 2005 to December 31, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Russell
                                      -----------------------------------------------------------------------------------------


                                               Multi-Style                   Aggressive                      Non-US
                                               Equity Fund                   Equity Fund                      Fund
                                      ----------------------------  ----------------------------  ----------------------------
                                           2005           2004           2005           2004           2005           2004
                                      -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      (9,653) $     (25,079) $      49,596  $      17,067  $       3,947  $       7,996
  Net realized gains (losses) from
   security transactions                    (91,199)      (173,819)        47,417         26,738         25,900        (43,923)
  Change in unrealized appreciation
   (depreciation) of investments            283,133        489,470        (72,447)        54,442        151,305        311,745
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                             182,281        290,572         24,566         98,247        181,152        275,818
                                      -------------  -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                       1,780          1,780            232            232            818            818
  Net investment division transfers          23,567          5,589         (9,824)       (62,450)       (53,793)      (153,644)
  Other net transfers                      (693,796)      (696,958)      (255,400)      (154,747)      (358,698)      (371,978)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (668,449)      (689,589)      (264,992)      (216,965)      (411,673)      (524,804)
                                      -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (486,168)      (399,017)      (240,426)      (118,718)      (230,521)      (248,986)
NET ASSETS - BEGINNING OF
 PERIOD                                   3,786,428      4,185,445        826,355        945,073      1,850,739      2,099,725
                                      -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD            $   3,300,260  $   3,786,428  $     585,929  $     826,355  $   1,620,218  $   1,850,739
                                      =============  =============  =============  =============  =============  =============

                                      -----------------------------


                                                Core Bond
                                                  Fund
                                      ----------------------------
                                           2005           2004
                                      -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS :
From operations
  Net investment (loss) income        $      82,091  $      85,818
  Net realized gains (losses) from
   security transactions                      9,950         28,142
  Change in unrealized appreciation
   (depreciation) of investments            (77,199)       (25,799)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                              14,842         88,161
                                      -------------  -------------
From capital transactions:
  Net purchase payments                         400            400
  Net investment division transfers          57,598         38,634
  Other net transfers                      (475,350)      (955,832)
                                      -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (417,352)      (916,798)
                                      -------------  -------------
    NET CHANGE IN NET
     ASSETS                                (402,510)      (828,637)
NET ASSETS - BEGINNING OF
 PERIOD                                   2,769,464      3,598,101
                                      -------------  -------------
NET ASSETS - END OF PERIOD            $   2,366,954  $   2,769,464
                                      =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                    Russell
                                         ----------------------------  -----------------------------

                                                  Real Estate                     Capital
                                                  Securities                   Appreciation
                                                     Fund                          Fund
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      34,501  $      27,603  $     (29,885) $     (34,143)
  Net realized gains (losses) from
   security transactions                        51,726         34,977       (115,784)      (133,904)
  Change in unrealized appreciation
   (depreciation) of investments               (51,077)        58,874        304,160        287,068
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           35,150        121,454        158,491        119,021
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                            170            170         17,562         57,541
  Net investment division transfers            (17,548)       (31,196)       (57,808)      (172,049)
  Other net transfers                          (96,992)       (53,560)      (326,274)      (186,947)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (114,370)       (84,586)      (366,520)      (301,455)
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                   (79,220)        36,868       (208,029)      (182,434)
NET ASSETS - BEGINNING OF
 PERIOD                                        435,953        399,085      2,455,741      2,638,175
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $     356,733  $     435,953  $   2,247,712  $   2,455,741
                                         =============  =============  =============  =============

                                                       AIM
                                         -----------------------------------------------------------

                                                    Capital                    International
                                                 Appreciation                     Growth
                                                    Fund B                         Fund
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,342) $      (1,569) $      (2,458) $      (2,977)
  Net realized gains (losses) from
   security transactions                         4,108            974          4,483        (19,362)
  Change in unrealized appreciation
   (depreciation) of investments                 1,752          5,795         48,666         95,989
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            4,518          5,200         50,691         73,650
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -            361          3,683          2,500
  Net investment division transfers            (14,037)        (4,658)        12,547        (66,303)
  Other net transfers                             (310)          (459)       (63,976)       (79,143)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (14,347)        (4,756)       (47,746)      (142,946)
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                    (9,829)           444          2,945        (69,296)
NET ASSETS - BEGINNING OF
 PERIOD                                        115,888        115,444        339,873        409,169
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $     106,059  $     115,888  $     342,818  $     339,873
                                         =============  =============  =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                  AIM
                                         -------------------------------------------------------------------------------------
                                                 International                    Premier                     Premier
                                                    Growth                        Equity                       Equity
                                                    Fund B                         Fund                        Fund B
                                         ----------------------------  ----------------------------  -------------------------
                                              2005           2004         2005 (a)         2004                     2004 (e)
                                         -------------  -------------  -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (2,883) $        (757) $        (473) $     (17,719)             $      (1,334)
  Net realized gains (losses) from
   security transactions                        17,725          1,442          1,600     (1,598,056)                    59,977
  Change in unrealized appreciation
   (depreciation) of investments               107,909         16,248         (5,245)     1,532,930                    (68,369)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations          122,751         16,933         (4,118)       (82,845)                    (9,726)
                                         -------------  -------------  -------------  -------------              -------------
From capital transactions:
  Net purchase payments                        225,480         28,925              -            750                      7,500
  Net investment division transfers            584,318            865        (96,559)    (3,558,799)                  (389,436)
  Other net transfers                          (26,729)        (3,588)          (642)      (126,411)                    (3,225)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              783,069         26,202        (97,201)    (3,684,460)                  (385,161)
                                         -------------  -------------  -------------  -------------              -------------
    NET CHANGE IN NET ASSETS                   905,820         43,135       (101,319)    (3,767,305)                  (394,887)
NET ASSETS - BEGINNING OF
 PERIOD                                         97,932         54,797        101,319      3,868,624                    394,887
                                         -------------  -------------  -------------  -------------              -------------
NET ASSETS - END OF PERIOD               $   1,003,752  $      97,932  $           -  $     101,319              $           -
                                         =============  =============  =============  =============              =============

                                                  Alliance
                                         -------------------------
                                                  Premier
                                                   Growth
                                                 Portfolio
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $     (10,753)
  Net realized gains (losses) from
   security transactions                                (1,070,021)
  Change in unrealized appreciation
   (depreciation) of investments                         1,029,254
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                      (51,520)
                                                     -------------
From capital transactions:
  Net purchase payments                                        935
  Net investment division transfers                     (2,166,047)
  Other net transfers                                     (119,431)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (2,284,543)
                                                     -------------
    NET CHANGE IN NET ASSETS                            (2,336,063)
NET ASSETS - BEGINNING OF
 PERIOD                                                  2,336,063
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                             Alliance
                                         --------------------------------------------------------------------------------------
                                                  Premier                     Bernstein                     Bernstein
                                                   Growth                    Real Estate                   Real Estate
                                                 Portfolio                    Portfolio                    Portfolio B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)       2005 (a)         2004         2005 (a)         2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $     (42,139) $      (3,572) $       6,382  $     (22,953) $      31,787
  Net realized gains (losses) from
   security transactions                                   225,118        362,781        107,239      1,564,228        182,916
  Change in unrealized appreciation
   (depreciation) of investments                          (419,108)      (394,028)       122,512     (1,765,860)     1,067,300
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                     (236,129)       (34,819)       236,133       (224,585)     1,282,003
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                    738,051              -             25         20,014        713,066
  Net investment division transfers                     (8,038,502)      (812,379)      (107,827)    (4,824,193)         7,974
  Other net transfers                                     (159,652)       (29,769)      (121,945)      (170,016)      (200,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (7,460,103)      (842,148)      (229,747)    (4,974,195)       520,864
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                            (7,696,232)      (876,967)         6,386     (5,198,780)     1,802,867
NET ASSETS - BEGINNING OF
 PERIOD                                                  7,696,232        876,967        870,581      5,198,780      3,395,913
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $           -  $     876,967  $           -  $   5,198,780
                                                     =============  =============  =============  =============  =============

                                         --------------------------
                                                 Bernstein
                                                 Small-Cap
                                                Portfolio B
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $      (1,123)
  Net realized gains (losses) from
   security transactions                                    63,990
  Change in unrealized appreciation
   (depreciation) of investments                           (60,051)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                        2,816
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (246,393)
  Other net transfers                                         (785)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (247,178)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (244,362)
NET ASSETS - BEGINNING OF
 PERIOD                                                    244,362
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                     Alliance                   Liberty
                            -------------------------  -------------------------
                                    Bernstein                   Newport
                                      Value                   Tiger Fund,
                                   Portfolio B              Variable Series
                            -------------------------  -------------------------
                                           2004 (e)                   2004 (e)
                                        -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (346)             $        (385)
 Net realized gains
   (losses) from
   security transactions                       13,607                     (2,505)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (13,420)                     1,835
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                             (159)                    (1,055)
                                        -------------              -------------
From capital
 transactions:
 Net purchase payments                              -                          -
 Net investment division
   transfers                                  (65,817)                   (77,472)
 Other net transfers                             (370)                      (751)
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (66,187)                   (78,223)
                                        -------------              -------------
    NET CHANGE IN NET
     ASSETS                                   (66,346)                   (79,278)
NET ASSETS - BEGINNING
 OF PERIOD                                     66,346                     79,278
                                        -------------              -------------
NET ASSETS - END OF
 PERIOD                                 $           -              $           -
                                        =============              =============

                                                Goldman Sachs
                            ----------------------------------------------------
                                      Growth                 International
                                       and                       Equity
                                   Income Fund                    Fund
                            -------------------------  -------------------------
                                           2004 (e)                   2004 (e)
                                        -------------              -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (998)             $      (1,119)
 Net realized gains
   (losses) from
   security transactions                       (2,253)                   (49,672)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                  7,082                     44,745
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                            3,831                     (6,046)
                                        -------------              -------------
From capital
 transactions:
 Net purchase payments                              -                          -
 Net investment division
   transfers                                 (211,546)                  (219,107)
 Other net transfers                           (1,116)                   (18,078)
                                        -------------              -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                            (212,662)                  (237,185)
                                        -------------              -------------
    NET CHANGE IN NET
     ASSETS                                  (208,831)                  (243,231)
NET ASSETS - BEGINNING
 OF PERIOD                                    208,831                    243,231
                                        -------------              -------------
NET ASSETS - END OF
 PERIOD                                 $           -              $           -
                                        =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                             Scudder II
                                         -------------------------------------------------------------------------------------
                                                  Dreman                                                    Dreman
                                                High Return                  Small-Cap                     Small-Cap
                                             Equity Portfolio            Growth Portfolio               Value Portfolio
                                         ------------------------- ----------------------------  ----------------------------
                                                       2004 (e)         2005           2004         2005 (a)         2004
                                                     ------------- -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $           - $      (2,637) $      (2,765) $      37,431  $      (2,286)
  Net realized gains (losses) from
   security transactions                                         -       (10,809)       (12,456)        74,979         54,162
  Change in unrealized appreciation
   (depreciation) of investments                                 -        23,553         31,981       (137,489)        36,152
                                                     ------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                            -        10,107         16,760        (25,079)        88,028
                                                     ------------- -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                          -             -              -              -              -
  Net investment division transfers                              -          (729)       (13,912)      (392,973)       (20,232)
  Other net transfers                                            -       (25,028)        (3,357)       (14,430)       (30,913)
                                                     ------------- -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                                -       (25,757)       (17,269)      (407,403)       (51,145)
                                                     ------------- -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                                     -       (15,650)          (509)      (432,482)        36,883
NET ASSETS - BEGINNING OF
 PERIOD                                                          -       199,543        200,052        432,482        395,599
                                                     ------------- -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           - $     183,893  $     199,543  $           -  $     432,482
                                                     ============= =============  =============  =============  =============

                                         -----------------------------

                                                  Government
                                             Securities Portfolio
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      13,987  $      12,530
  Net realized gains (losses) from
   security transactions                           987         10,082
  Change in unrealized appreciation
   (depreciation) of investments               (11,047)       (11,466)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            3,927         11,146
                                         -------------  -------------
From capital transactions:
  Net purchase payments                              -              -
  Net investment division transfers            (19,941)       (88,341)
  Other net transfers                         (116,960)      (227,409)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (136,901)      (315,750)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                  (132,974)      (304,604)
NET ASSETS - BEGINNING OF
 PERIOD                                        414,545        719,149
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     281,571  $     414,545
                                         =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                     MFS
                                  ---------------------------------------------------------------------------------


                                            Bond                     Research                   Research
                                           Series                     Series                    Series B
                                  ------------------------- -------------------------  -------------------------
                                                2004 (e)                   2004 (e)                   2004 (e)
                                              -------------             -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                 $           -             $       3,764              $         190
 Net realized gains (losses)
   from security transactions                             -                  (266,228)                       867
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                            -                   270,705                       (570)
                                              -------------             -------------              -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                      -                     8,241                        487
                                              -------------             -------------              -------------
From capital transactions:
 Net purchase payments                                    -                        80                          -
 Net investment division
   transfers                                              -                  (648,042)                   (42,871)
 Other net transfers                                      -                   (35,197)                      (100)
                                              -------------             -------------              -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                            -                  (683,159)                   (42,971)
                                              -------------             -------------              -------------
    NET CHANGE IN NET ASSETS                              -                  (674,918)                   (42,484)
NET ASSETS - BEGINNING OF
 PERIOD                                                   -                   674,918                     42,484
                                              -------------             -------------              -------------
NET ASSETS - END OF PERIOD                    $           -             $           -              $           -
                                              =============             =============              =============

                                  ------------------------


                                       Emerging Growth
                                            Series
                                  -------------------------
                                                 2004 (e)
                                              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment (loss) income                 $      (2,433)
 Net realized gains (losses)
   from security transactions                      (293,905)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                      300,443
                                              -------------
    Net increase (decrease)
     in net assets resulting
     from operations                                  4,105
                                              -------------
From capital transactions:
 Net purchase payments                                    -
 Net investment division
   transfers                                       (507,492)
 Other net transfers                                (20,657)
                                              -------------
    Net increase (decrease)
     in net assets resulting
     from capital transactions                     (528,149)
                                              -------------
    NET CHANGE IN NET ASSETS                       (524,044)
NET ASSETS - BEGINNING OF
 PERIOD                                             524,044
                                              -------------
NET ASSETS - END OF PERIOD                    $           -
                                              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   MFS
                            ----------------------------------------------------------------------------------------

                                     Emerging                      High                            High
                                      Growth                      Income                          Income
                                     Series B                     Series                         Series B
                            -------------------------  ----------------------------    ----------------------------
                                           2004 (e)       2005 (a)           2004         2005 (a)         2004
                                        -------------  -------------    -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (157) $      20,079    $      15,411  $     261,792  $     110,666
 Net realized gains
   (losses) from
   security transactions                          783        (10,847)           1,190         23,810         18,081
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                   (519)       (19,388)           9,089       (425,341)       152,635
                                        -------------  -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              107        (10,156)          25,690       (139,739)       281,382
                                        -------------  -------------    -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                          1,454              -               25         82,092        646,285
 Net investment division
   transfers                                  (29,712)      (312,908)         (69,916)    (4,191,309)       447,569
 Other net transfers                               (4)        (3,307)        (109,969)       (98,207)      (208,766)
                                        -------------  -------------    -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (28,262)      (316,215)        (179,860)    (4,207,424)       885,088
                                        -------------  -------------    -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                   (28,155)      (326,371)        (154,170)    (4,347,163)     1,166,470
NET ASSETS - BEGINNING
 OF PERIOD                                     28,155        326,371          480,541      4,347,163      3,180,693
                                        -------------  -------------    -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                                 $           -  $           -    $     326,371  $           -  $   4,347,163
                                        =============  =============    =============  =============  =============

                            ------------------------

                                    Strategic
                                      Income
                                      Series
                            -------------------------
                                           2004 (e)
                                        -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $       7,157
 Net realized gains
   (losses) from
   security transactions                        1,838
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                 (9,081)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                              (86)
                                        -------------
From capital
 transactions:
 Net purchase payments                              -
 Net investment division
   transfers                                 (149,425)
 Other net transfers                           (5,865)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                            (155,290)
                                        -------------
    NET CHANGE IN NET
     ASSETS                                  (155,376)
NET ASSETS - BEGINNING
 OF PERIOD                                    155,376
                                        -------------
NET ASSETS - END OF
 PERIOD                                 $           -
                                        =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MFS
                            --------------------------------------------------------------------------------------

                                    Strategic                    Investors                     Investors
                                      Income                       Trust                         Trust
                                     Series B                     Series                       Series B
                            -------------------------  ----------------------------  ----------------------------
                                           2004 (e)       2005 (a)         2004           2005           2004
                                        -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $      34,699  $         768  $     (10,206) $     (16,564) $     (16,811)
 Net realized gains
   (losses) from
   security transactions                      (13,571)       (77,268)       (32,827)        30,437          6,107
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (23,791)        25,918        165,156         53,006        136,560
                                        -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           (2,663)       (50,582)       122,123         66,879        125,856
                                        -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                         22,539            120            435              -          5,300
 Net investment division
   transfers                                 (687,225)    (1,196,123)       (31,350)      (103,597)      (149,542)
 Other net transfers                           (7,185)       (94,851)      (207,501)      (132,506)      (167,715)
                                        -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                            (671,871)    (1,290,854)      (238,416)      (236,103)      (311,957)
                                        -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                                  (674,534)    (1,341,436)      (116,293)      (169,224)      (186,101)
NET ASSETS - BEGINNING
 OF PERIOD                                    674,534      1,341,436      1,457,729      1,453,256      1,639,357
                                        -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                                 $           -  $           -  $   1,341,436  $   1,284,032  $   1,453,256
                                        =============  =============  =============  =============  =============

                            -----------------------------

                                         New
                                      Discovery
                                       Series
                            ----------------------------
                               2005 (a)         2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (1,538) $      (4,901)
 Net realized gains
   (losses) from
   security transactions          (17,430)          (450)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (30,937)        20,559
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              (49,905)        15,208
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -             25
 Net investment division
   transfers                     (300,286)         3,023
 Other net transfers               (3,396)       (57,159)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (303,682)       (54,111)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (353,587)       (38,903)
NET ASSETS - BEGINNING
 OF PERIOD                        353,587        392,490
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $           -  $     353,587
                            =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                         MFS                                                       MetLife
                            ----------------------------  -----------------------------------------------------------

                                         New                          Davis                         Davis
                                      Discovery                      Venture                       Venture
                                      Series B                       Value A                       Value E
                            ----------------------------  ----------------------------  ----------------------------
                               2005 (a)         2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (24,066) $     (65,140) $      (1,377) $      (1,007) $    (311,658) $    (331,247)
 Net realized gains
   (losses) from
   security transactions           22,886         21,996          3,500            156      1,110,097      1,778,058
 Change in unrealized
   appreciation
   (depreciation) of
   investments                   (730,291)       317,403         11,651         14,308      1,526,284      1,491,967
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations             (731,471)       274,259         13,774         13,457      2,324,723      2,938,778
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments             66,179        720,865              -              -      4,379,536      8,593,764
 Net investment division
   transfers                   (4,468,629)       695,405          2,890         87,808     (1,412,637)       880,158
 Other net transfers             (136,045)      (215,764)        (3,429)        (4,436)    (1,338,696)      (757,370)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (4,538,495)     1,200,506           (539)        83,372      1,628,203      8,716,552
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (5,269,966)     1,474,765         13,235         96,829      3,952,926     11,655,330
NET ASSETS - BEGINNING
 OF PERIOD                      5,269,966      3,795,201        171,947         75,118     28,250,947     16,595,617
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $           -  $   5,269,966  $     185,182  $     171,947  $  32,203,873  $  28,250,947
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                       Harris
                                       Oakmark
                                       Focused
                                       Value B
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $     (72,948) $     (80,979)
 Net realized gains
   (losses) from
   security transactions          676,161      1,218,913
 Change in unrealized
   appreciation
   (depreciation) of
   investments                     82,993       (215,371)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              686,206        922,563
                            -------------  -------------
From capital
 transactions:
 Net purchase payments            593,031      4,336,765
 Net investment division
   transfers                   (1,793,441)    (5,176,417)
 Other net transfers             (531,164)      (356,121)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (1,731,574)    (1,195,773)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (1,045,368)      (273,210)
NET ASSETS - BEGINNING
 OF PERIOD                     11,320,235     11,593,445
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,274,867  $  11,320,235
                            =============  =============

(a) For the period from January 1, 2005 to April 29, 2005

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -----------------------------------------------------------------------------------------
                                                                       MFS                           MFS
                                      Jennison                      Investors                       Total
                                       Growth                         Trust                        Return
                                     Portfolio B                    Series B                      Series A
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (143,871) $    (180,664) $     (61,056) $     (57,642) $      12,769  $       7,922
 Net realized gains
   (losses) from
   security transactions          488,532        833,328        208,084         85,885          3,034            515
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    744,718        204,268         80,313        423,435           (238)        44,085
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations            1,089,379        856,932        227,341        451,678         15,565         52,522
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            958,426      3,631,751         18,527        584,928          3,700              -
 Net investment division
   transfers                     (496,647)    (2,240,307)      (598,244)        33,898        214,314        213,485
 Other net transfers             (467,801)      (262,259)      (317,756)      (174,872)       (53,367)       (28,247)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (6,022)     1,129,185       (897,473)       443,954        164,647        185,238
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     1,083,357      1,986,117       (670,132)       895,632        180,212        237,760
NET ASSETS - BEGINNING
 OF PERIOD                      9,215,078      7,228,961      5,372,275      4,476,643        604,933        367,173
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $  10,298,435  $   9,215,078  $   4,702,143  $   5,372,275  $     785,145  $     604,933
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                         MFS
                                        Total
                                       Return
                                      Series B
                            ----------------------------
                                 2005             2004
                            -------------    -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      55,448    $      36,866
 Net realized gains
   (losses) from
   security transactions           39,238           25,429
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (12,748)         180,667
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               81,938          242,962
                            -------------    -------------
From capital
 transactions:
 Net purchase payments            374,171          664,365
 Net investment division
   transfers                    1,401,045        1,176,504
 Other net transfers             (278,956)        (128,644)
                            -------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               1,496,260        1,712,225
                            -------------    -------------
    NET CHANGE IN NET
     ASSETS                     1,578,198        1,955,187
NET ASSETS - BEGINNING
 OF PERIOD                      3,198,517        1,243,330
                            -------------    -------------
NET ASSETS - END OF
 PERIOD                     $   4,776,715    $   3,198,517
                            =============    =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                    MetLife
                            -----------------------------------------------------------------------------------------
                                       Capital                       Capital                       Putnam
                                      Guardian                      Guardian                    International
                                     U.S. Equity                   U.S. Equity                      Stock
                                      Series A                      Series B                     Portfolio B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $    (119,367) $     (14,314) $     (65,434) $      (1,453) $     (17,074) $      (4,352)
 Net realized gains
   (losses) from
   security transactions          106,967         10,354         84,622         54,357        102,333         25,222
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    312,405        416,514        286,412        227,437        158,707        230,238
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              300,005        412,554        305,600        280,341        243,966        251,108
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments              7,264          3,125        482,068        621,794         13,631         94,569
 Net investment division
   transfers                     (440,172)     9,936,870      1,576,867      2,588,941       (237,203)       207,799
 Other net transfers           (2,012,322)      (264,861)      (230,458)      (161,107)      (116,835)       (40,469)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions              (2,445,230)     9,675,134      1,828,477      3,049,628       (340,407)       261,899
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                    (2,145,225)    10,087,688      2,134,077      3,329,969        (96,441)       513,007
NET ASSETS - BEGINNING
 OF PERIOD                     10,221,593        133,905      4,586,999      1,257,030      1,895,012      1,382,005
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   8,076,368  $  10,221,593  $   6,721,076  $   4,586,999  $   1,798,571  $   1,895,012
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                      BlackRock
                                        Money
                                       Market
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      16,261  $      (6,799)
 Net realized gains
   (losses) from
   security transactions                -              -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -              -
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               16,261         (6,799)
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                      320,352         48,484
 Other net transfers             (504,996)      (582,783)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                (184,644)      (534,299)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                      (168,383)      (541,098)
NET ASSETS - BEGINNING
 OF PERIOD                      1,224,101      1,765,199
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   1,055,718  $   1,224,101
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 MetLife
                            -----------------------------------------------------------------------------------

                                    BlackRock
                                   Money Market               Stock Index                  Stock Index
                                   Portfolio B                 Portfolio                   Portfolio B
                            -------------------------- -------------------------- ----------------------------
                               2005 (b)                   2005 (b)                     2005           2004
                            -------------              -------------              -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      90,461              $        (533)             $     (35,278) $     (79,042)
 Net realized gains
   (losses) from
   security transactions                -                         27                    406,257        201,005
 Change in unrealized
   appreciation
   (depreciation) of
   investments                          -                      4,832                    (74,372)       596,249
                            -------------              -------------              -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations               90,461                      4,326                    296,607        718,212
                            -------------              -------------              -------------  -------------
From capital
 transactions:
 Net purchase payments          7,784,483                          -                    893,897      3,225,585
 Net investment division
   transfers                    2,380,840                     55,763                   (315,042)       319,212
 Other net transfers             (420,997)                         -                   (661,656)      (550,222)
                            -------------              -------------              -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions               9,744,326                     55,763                    (82,801)     2,994,575
                            -------------              -------------              -------------  -------------
    NET CHANGE IN NET
     ASSETS                     9,834,787                     60,089                    213,806      3,712,787
NET ASSETS - BEGINNING
 OF PERIOD                              -                          -                 10,027,612      6,314,825
                            -------------              -------------              -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   9,834,787              $      60,089              $  10,241,418  $  10,027,612
                            =============              =============              =============  =============

                            -----------------------------

                                      BlackRock
                                     Bond Income
                                      Portfolio
                            ----------------------------
                                 2005         2004 (g)
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      28,524  $      (7,466)
 Net realized gains
   (losses) from
   security transactions            2,442          1,580
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    (23,850)        33,306
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                7,116         27,420
                            -------------  -------------
From capital
 transactions:
 Net purchase payments                  -              -
 Net investment division
   transfers                       55,802        856,130
 Other net transfers              (85,892)      (134,616)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 (30,090)       721,514
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                       (22,974)       748,934
NET ASSETS - BEGINNING
 OF PERIOD                        748,934              -
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $     725,960  $     748,934
                            =============  =============

(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                      MetLife
                            -----------------------------------------------------------------------------------------------

                                       BlackRock                       BlackRock                  Franklin Templeton
                                      Bond Income                   Strategic Value                Small-Cap Growth
                                      Portfolio B                     Portfolio B                     Portfolio B
                            ------------------------------  ------------------------------  ------------------------------
                                 2005          2004 (h)          2005          2004 (g)          2005          2004 (g)
                            --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        8,861  $         (132) $       24,764  $       (1,934) $        7,141  $         (896)
 Net realized gains
   (losses) from
   security transactions            (8,830)              1           5,383             407          12,961            (359)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                       1,584             406         (20,218)         45,293          88,409          17,980
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                 1,615             275           9,929          43,766         108,511          16,725
                            --------------  --------------  --------------  --------------  --------------  --------------
From capital
 transactions:
 Net purchase payments             311,446         142,776         111,456         138,735         514,127          15,104
 Net investment division
   transfers                       692,938          68,663          62,748         220,653       1,024,694         108,261
 Other net transfers               (37,253)           (131)        (13,959)         (4,253)        (54,695)              -
                            --------------  --------------  --------------  --------------  --------------  --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  967,131         211,308         160,245         355,135       1,484,126         123,365
                            --------------  --------------  --------------  --------------  --------------  --------------
    NET CHANGE IN NET
     ASSETS                        968,746         211,583         170,174         398,901       1,592,637         140,090
NET ASSETS - BEGINNING
 OF PERIOD                         211,583               -         398,901               -         140,090               -
                            --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS - END OF
 PERIOD                     $    1,180,329  $      211,583  $      569,075  $      398,901  $    1,732,727  $      140,090
                            ==============  ==============  ==============  ==============  ==============  ==============

                            -----------------------------


                                    MFS Research
                                     Managers B
                            ----------------------------
                                             2004 (e)
                                          --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                                 $            -
 Net realized gains
   (losses) from
   security transactions                               -
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                         -
                                          --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                                   -
                                          --------------
From capital
 transactions:
 Net purchase payments                                 -
 Net investment division
   transfers                                           -
 Other net transfers                                   -
                                          --------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                                      -
                                          --------------
    NET CHANGE IN NET
     ASSETS                                            -
NET ASSETS - BEGINNING
 OF PERIOD                                             -
                                          --------------
NET ASSETS - END OF
 PERIOD                                   $            -
                                          ==============

(h) For the period from November 22, 2004 to December 31, 2004
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------
                                                  Met/Putnam
                                                    Voyager
                                                  Portfolio B
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (514) $      (4,111)
  Net realized gains (losses) from
   security transactions                       (17,813)         1,741
  Change in unrealized appreciation
   (depreciation) of investments               (42,684)        33,265
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          (61,011)        30,895
                                         -------------  -------------
From capital transactions:
  Net purchase payments                         37,916        221,857
  Net investment division transfers           (637,072)       278,756
  Other net transfers                           (5,778)        (5,520)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (604,934)       495,093
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                  (665,945)       525,988
NET ASSETS - BEGINNING OF
 PERIOD                                        665,945        139,957
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $     665,945
                                         =============  =============

                                                                  MetLife
                                         ---------------------------------------------------------------------------------------
                                               Salomon Brothers              Salomon Brothers             Salomon Brothers
                                                Strategic Bond                Strategic Bond              U.S. Government
                                                   Portfolio                    Portfolio B                 Portfolio B
                                         ----------------------------  ----------------------------  --------------------------
                                              2005         2004 (g)         2005         2004 (g)       2005 (b)
                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       5,116  $      (1,496) $      32,080  $      (7,199) $        (162)
  Net realized gains (losses) from
   security transactions                         3,653            743          4,457          2,150              1
  Change in unrealized appreciation
   (depreciation) of investments                (6,835)        10,199        (26,039)        47,788             67
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations            1,934          9,446         10,498         42,739            (94)
                                         -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -              -          1,208         91,200         10,531
  Net investment division transfers            (40,890)       175,248        145,446        739,816         22,357
  Other net transfers                          (27,935)       (23,290)      (110,925)       (40,934)            (1)
                                         -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (68,825)       151,958         35,729        790,082         32,887
                                         -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                   (66,891)       161,404         46,227        832,821         32,793
NET ASSETS - BEGINNING OF
 PERIOD                                        161,404              -        832,821              -              -
                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $      94,513  $     161,404  $     879,048  $     832,821  $      32,793
                                         =============  =============  =============  =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------

                                                 T. Rowe Price
                                                   Small-Cap
                                                   Portfolio
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (6,870) $      (4,309)
  Net realized gains (losses) from
   security transactions                         6,239         (3,316)
  Change in unrealized appreciation
   (depreciation) of investments                44,951         38,923
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           44,320         31,298
                                         -------------  -------------
From capital transactions:
  Net purchase payments                          1,365            160
  Net investment division transfers             45,308        489,660
  Other net transfers                          (46,570)       (39,295)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                  103        450,525
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                    44,423        481,823
NET ASSETS - BEGINNING OF
 PERIOD                                        481,823              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     526,246  $     481,823
                                         =============  =============

                                                                    MetLife
                                         -----------------------------------------------------------------------------------------

                                                 T. Rowe Price                 T. Rowe Price
                                                   Small-Cap                     Large-Cap
                                                  Portfolio B                    Portfolio
                                         ----------------------------  ----------------------------
                                              2005         2004 (g)         2005         2004 (g)
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (10,513) $      (7,338) $      (8,120) $      (8,357)
  Net realized gains (losses) from
   security transactions                        12,161         (2,621)        17,711          1,303
  Change in unrealized appreciation
   (depreciation) of investments                55,130         66,899         41,081         93,611
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           56,778         56,940         50,672         86,557
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                         (7,828)        10,413          1,331              -
  Net investment division transfers           (120,363)       800,701         90,391        968,253
  Other net transfers                          (40,016)       (30,624)      (158,628)       (38,631)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (168,207)       780,490        (66,906)       929,622
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (111,429)       837,430        (16,234)     1,016,179
NET ASSETS - BEGINNING OF
 PERIOD                                        837,430              -      1,016,179              -
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $     726,001  $     837,430  $     999,945  $   1,016,179
                                         =============  =============  =============  =============

                                         -----------------------------

                                                 T. Rowe Price
                                                   Large-Cap
                                                  Portfolio B
                                         ----------------------------
                                              2005         2004 (g)
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $     (27,645) $      (9,212)
  Net realized gains (losses) from
   security transactions                        18,527            177
  Change in unrealized appreciation
   (depreciation) of investments               189,227        150,397
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations          180,109        141,362
                                         -------------  -------------
From capital transactions:
  Net purchase payments                        536,062        432,193
  Net investment division transfers          1,021,512      1,131,041
  Other net transfers                         (128,672)        (9,004)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                            1,428,902      1,554,230
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                 1,609,011      1,695,592
NET ASSETS - BEGINNING OF
 PERIOD                                      1,695,592              -
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $   3,304,603  $   1,695,592
                                         =============  =============

(g) For the period from May 3, 2004 to December 31, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                  MetLife                                               Oppenheimer
                                         -------------------------- ------------------------------------------------------------

                                                Oppenheimer                    Capital                    Main Street
                                                   Global                   Appreciation                  Growth and
                                             Equity Portfolio B                 Fund                      Income Fund
                                         -------------------------- ----------------------------  --------------------------
                                            2005 (b)                   2005 (a)         2004                         2004 (e)
                                         -------------              -------------  -------------                  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (1,095)             $       1,173  $      (3,754)                 $       1,478
  Net realized gains (losses) from
   security transactions                           260                    (55,486)       (23,560)                       (59,391)
  Change in unrealized appreciation
   (depreciation) of investments                25,843                     42,525         45,349                         55,745
                                         -------------              -------------  -------------                  -------------
    Net increase (decrease) in net
     assets resulting from operations           25,008                    (11,788)        18,035                         (2,168)
                                         -------------              -------------  -------------                  -------------
From capital transactions:
  Net purchase payments                        135,327                          -            150                          1,650
  Net investment division transfers            290,259                   (207,663)        (4,828)                      (394,507)
  Other net transfers                           (3,214)                   (30,861)      (116,194)                          (972)
                                         -------------              -------------  -------------                  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              422,372                   (238,524)      (120,872)                      (393,829)
                                         -------------              -------------  -------------                  -------------
    NET CHANGE IN NET ASSETS                   447,380                   (250,312)      (102,837)                      (395,997)
NET ASSETS - BEGINNING OF
 PERIOD                                              -                    250,312        353,149                        395,997
                                         -------------              -------------  -------------                  -------------
NET ASSETS - END OF PERIOD               $     447,380              $           -  $     250,312                  $           -
                                         =============              =============  =============                  =============

                                         -----------------------


                                                    High
                                                Income Fund
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $      12,724
  Net realized gains (losses) from
   security transactions                                   (37,948)
  Change in unrealized appreciation
   (depreciation) of investments                            28,534
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                        3,310
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (251,893)
  Other net transfers                                       (2,562)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (254,455)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (251,145)
NET ASSETS - BEGINNING OF
 PERIOD                                                    251,145
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                              Oppenheimer
                                         -----------------------------------------------------


                                                                             Strategic
                                                  Bond Fund                  Bond Fund
                                         --------------------------  -------------------------
                                                         2004 (e)                   2004 (e)
                                                      -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                        $      39,769              $       6,144
  Net realized gains (losses) from
   security transactions                                    (19,571)                     4,495
  Change in unrealized appreciation
   (depreciation) of investments                            (17,692)                   (10,711)
                                                      -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations                         2,506                        (72)
                                                      -------------              -------------
From capital transactions:
  Net purchase payments                                           -                          -
  Net investment division transfers                        (896,738)                  (132,025)
  Other net transfers                                      (120,712)                    (4,392)
                                                      -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                        (1,017,450)                  (136,417)
                                                      -------------              -------------
    NET CHANGE IN NET ASSETS                             (1,014,944)                  (136,489)
NET ASSETS - BEGINNING OF
 PERIOD                                                   1,014,944                    136,489
                                                      -------------              -------------
NET ASSETS - END OF PERIOD                            $           -              $           -
                                                      =============              =============

                                                                   Putnam
                                         ----------------------------------------------------------

                                                    Growth                        Growth
                                                      and                           and
                                                  Income Fund                  Income Fund B
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       4,772  $       4,914  $       1,875  $          (5)
  Net realized gains (losses) from
   security transactions                           807        (28,636)        22,260         20,728
  Change in unrealized appreciation
   (depreciation) of investments                36,555        136,777         12,175         42,454
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,134        113,055         36,310         63,177
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -          1,200         33,347         60,298
  Net investment division transfers             (6,358)      (137,027)       159,454        101,637
  Other net transfers                         (199,682)      (196,832)       (61,977)       (36,644)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                             (206,040)      (332,659)       130,824        125,291
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                  (163,906)      (219,604)       167,134        188,468
NET ASSETS - BEGINNING OF
 PERIOD                                      1,201,254      1,420,858        734,738        546,270
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $   1,037,348  $   1,201,254  $     901,872  $     734,738
                                         =============  =============  =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004


                                         -----------------------------



                                                  Vista Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $      (5,871) $      (6,011)
  Net realized gains (losses) from
   security transactions                       (26,336)       (57,033)
  Change in unrealized appreciation
   (depreciation) of investments                75,100        131,814
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           42,893         68,770
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            500            350
  Net investment division transfers            (16,039)       (12,953)
  Other net transfers                          (68,202)       (71,624)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (83,741)       (84,227)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (40,848)       (15,457)
NET ASSETS - BEGINNING OF
 PERIOD                                        450,970        466,427
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     410,122  $     450,970
                                         =============  =============

                                                                   Putnam
                                         --------------------------------------------------------------------------------------


                                                                                  Equity                        New
                                                 Vista Fund B                  Income Fund B                 Value Fund
                                         ----------------------------  ----------------------------  -------------------------
                                              2005           2004           2005           2004                     2004 (e)
                                         -------------  -------------  -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (408) $        (432) $      20,878  $      (9,691)             $         584
  Net realized gains (losses) from
   security transactions                         2,681            121         15,872          8,856                     11,173
  Change in unrealized appreciation
   (depreciation) of investments                   337          4,551         79,562        154,616                    (11,384)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations            2,610          4,240        116,312        153,781                        373
                                         -------------  -------------  -------------  -------------              -------------
From capital transactions:
  Net purchase payments                              -              -        283,532        488,864                          -
  Net investment division transfers             (9,269)          (419)       913,841        817,056                    (98,779)
  Other net transfers                              (60)           (55)      (147,284)       (19,360)                       (39)
                                         -------------  -------------  -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (9,329)          (474)     1,050,089      1,286,560                    (98,818)
                                         -------------  -------------  -------------  -------------              -------------
    NET CHANGE IN NET ASSETS                    (6,719)         3,766      1,166,401      1,440,341                    (98,445)
NET ASSETS - BEGINNING OF
 PERIOD                                         29,441         25,675      1,739,213        298,872                     98,445
                                         -------------  -------------  -------------  -------------              -------------
NET ASSETS - END OF PERIOD               $      22,722  $      29,441  $   2,905,614  $   1,739,213              $           -
                                         =============  =============  =============  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Putnam
                                         ----------------------------------------------------------------------------------------


                                                 New Value                  International                 International
                                                   Fund B                    Growth Fund                  Equity Fund B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)       2005 (a)         2004         2005 (a)         2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         239  $      11,993  $       3,934  $      37,737  $       2,329
  Net realized gains (losses) from
   security transactions                                    12,922        (44,018)       (40,110)       869,145        167,806
  Change in unrealized appreciation
   (depreciation) of investments                           (13,001)         3,692        199,090     (1,018,125)       353,361
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                          160        (28,333)       162,914       (111,243)       523,496
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                                       120            410              -         68,798
  Net investment division transfers                        (60,021)    (1,027,694)       (25,578)    (3,832,903)      (774,656)
  Other net transfers                                          (55)      (104,409)      (285,973)      (109,796)      (239,778)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (60,076)    (1,131,983)      (311,141)    (3,942,699)      (945,636)
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (59,916)    (1,160,316)      (148,227)    (4,053,942)      (422,140)
NET ASSETS - BEGINNING OF
 PERIOD                                                     59,916      1,160,316      1,308,543      4,053,942      4,476,082
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $           -  $   1,160,316  $           -  $   4,053,942
                                                     =============  =============  =============  =============  =============

                                         ------------------------


                                               International
                                           New Opportunities Fund
                                         -------------------------
                                                        2004 (e)
                                                     -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $       1,287
  Net realized gains (losses) from
   security transactions                                   (77,210)
  Change in unrealized appreciation
   (depreciation) of investments                            74,086
                                                     -------------
    Net increase (decrease) in net
     assets resulting from operations                       (1,837)
                                                     -------------
From capital transactions:
  Net purchase payments                                          -
  Net investment division transfers                       (178,777)
  Other net transfers                                      (12,943)
                                                     -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                         (191,720)
                                                     -------------
    NET CHANGE IN NET ASSETS                              (193,557)
NET ASSETS - BEGINNING OF
 PERIOD                                                    193,557
                                                     -------------
NET ASSETS - END OF PERIOD                           $           -
                                                     =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                   Putnam                                                   Templeton
                                         -------------------------  -----------------------------------------------------------

                                               International                   Growth                        Growth
                                             New Opportunities               Securities                    Securities
                                                   Fund B                       Fund                         Fund B
                                         -------------------------  ----------------------------  ----------------------------
                                                        2004 (e)         2005           2004           2005           2004
                                                     -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $         171  $        (156) $        (122) $        (343) $        (213)
  Net realized gains (losses) from
   security transactions                                     6,960            905         (1,056)         8,098          4,633
  Change in unrealized appreciation
   (depreciation) of investments                            (7,591)        17,981         36,552           (752)        13,002
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations                         (460)        18,730         35,374          7,003         17,422
                                                     -------------  -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                                        160              -            100              -              -
  Net investment division transfers                        (35,981)          (194)          (172)        (8,019)        (4,301)
  Other net transfers                                           (6)       (28,764)        (9,116)       (29,087)       (29,176)
                                                     -------------  -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                          (35,827)       (28,958)        (9,188)       (37,106)       (33,477)
                                                     -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                               (36,287)       (10,228)        26,186        (30,103)       (16,055)
NET ASSETS - BEGINNING OF
 PERIOD                                                     36,287        273,544        247,358        119,875        135,930
                                                     -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD                           $           -  $     263,316  $     273,544  $      89,772  $     119,875
                                                     =============  =============  =============  =============  =============

                                         -----------------------------

                                                    Foreign
                                                  Securities
                                                     Fund
                                         ----------------------------
                                              2005           2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $        (671) $      (1,866)
  Net realized gains (losses) from
   security transactions                         5,524        (22,706)
  Change in unrealized appreciation
   (depreciation) of investments                57,800        141,718
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           62,653        117,146
                                         -------------  -------------
From capital transactions:
  Net purchase payments                              -              -
  Net investment division transfers             23,774        (25,845)
  Other net transfers                         (119,279)      (137,847)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (95,505)      (163,692)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (32,852)       (46,546)
NET ASSETS - BEGINNING OF
 PERIOD                                        744,248        790,794
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $     711,396  $     744,248
                                         =============  =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Templeton
                            -----------------------------------------------------------------------------------------

                                                                   Developing                    Developing
                                       Foreign                       Markets                       Markets
                                  Securities Fund B              Securities Fund              Securities Fund B
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $      (8,994) $      (6,790) $         179  $       1,891  $      (8,109) $       8,215
 Net realized gains
   (losses) from
   security transactions           62,069         16,173         59,645         29,767        225,403         76,809
 Change in unrealized
   appreciation
   (depreciation) of
   investments                    264,440        342,684         34,205         54,718        728,390        538,312
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations              317,515        352,067         94,029         86,376        945,684        623,336
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments            541,874        767,021          1,015             25        432,225        494,649
 Net investment division
   transfers                      481,741        803,926        (52,001)       (20,645)        91,408        184,784
 Other net transfers             (182,554)       (80,101)       (62,961)       (74,296)      (189,781)      (104,182)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                 841,061      1,490,846       (113,947)       (94,916)       333,852        575,251
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                     1,158,576      1,842,913        (19,918)        (8,540)     1,279,536      1,198,587
NET ASSETS - BEGINNING
 OF PERIOD                      2,852,072      1,009,159        427,095        435,635      3,429,995      2,231,408
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $   4,010,648  $   2,852,072  $     407,177  $     427,095  $   4,709,531  $   3,429,995
                            =============  =============  =============  =============  =============  =============

                            --------------------------

                                      Global
                                      Income
                                 Securities Fund
                            -------------------------
                                           2004 (e)
                                        -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                               $        (297)
 Net realized gains
   (losses) from
   security transactions                       15,655
 Change in unrealized
   appreciation
   (depreciation) of
   investments                                (16,787)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                           (1,429)
                                        -------------
From capital
 transactions:
 Net purchase payments                              -
 Net investment division
   transfers                                  (62,155)
 Other net transfers                             (474)
                                        -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                             (62,629)
                                        -------------
    NET CHANGE IN NET
     ASSETS                                   (64,058)
NET ASSETS - BEGINNING
 OF PERIOD                                     64,058
                                        -------------
NET ASSETS - END OF
 PERIOD                                 $           -
                                        =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                              Templeton
                                             --------------------------------------------------------------------------------

                                                       Global
                                                       Income                     Franklin                  Franklin
                                                  Securities Fund B            Small-Cap Fund           Small-Cap Fund B
                                             --------------------------  -------------------------  ------------------------
                                                             2004 (e)                   2004 (e)                  2004 (e)
                                                          -------------              -------------             -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                            $         (41)             $      (2,423)            $      (4,050)
  Net realized gains (losses) from security
   transactions                                                   2,228                   (152,468)                  104,907
  Change in unrealized appreciation
   (depreciation) of investments                                 (2,381)                   158,063                  (101,010)
                                                          -------------              -------------             -------------
    Net increase (decrease) in net assets
     resulting from operations                                     (194)                     3,172                      (153)
                                                          -------------              -------------             -------------
From capital transactions:
  Net purchase payments                                               -                      1,160                    65,073
  Net investment division transfers                              (8,948)                  (504,578)                 (824,103)
  Other net transfers                                               (20)                   (22,047)                   (6,608)
                                                          -------------              -------------             -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                                (8,968)                  (525,465)                 (765,638)
                                                          -------------              -------------             -------------
    NET CHANGE IN NET ASSETS                                     (9,162)                  (522,293)                 (765,791)
NET ASSETS - BEGINNING OF
 PERIOD                                                           9,162                    522,293                   765,791
                                                          -------------              -------------             -------------
NET ASSETS - END OF PERIOD                                $           -              $           -             $           -
                                                          =============              =============             =============

                                             --------------------------

                                                       Mutual
                                                       Shares
                                                  Securities Fund
                                             -------------------------
                                                            2004 (e)
                                                         -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                           $      (1,987)
  Net realized gains (losses) from security
   transactions                                                 37,049
  Change in unrealized appreciation
   (depreciation) of investments                               (29,885)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from operations                                   5,177
                                                         -------------
From capital transactions:
  Net purchase payments                                              -
  Net investment division transfers                           (355,192)
  Other net transfers                                          (10,050)
                                                         -------------
    Net increase (decrease) in net assets
     resulting from capital
     transactions                                             (365,242)
                                                         -------------
    NET CHANGE IN NET ASSETS                                  (360,065)
NET ASSETS - BEGINNING OF
 PERIOD                                                        360,065
                                                         -------------
NET ASSETS - END OF PERIOD                               $           -
                                                         =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                            Templeton
                                         -------------------------------------------------------------------------------

                                                   Mutual                    Franklin                   Franklin
                                                   Shares                   Large-Cap                  Large-Cap
                                             Securities Fund B             Growth Fund               Growth Fund B
                                         -------------------------  -------------------------  -------------------------
                                                        2004 (e)                   2004 (e)                   2004 (e)
                                                     -------------              -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                       $      (8,383)             $      (2,303)             $      (1,168)
  Net realized gains (losses) from
   security transactions                                   182,622                   (131,861)                    35,054
  Change in unrealized appreciation
   (depreciation) of investments                          (155,156)                   141,408                    (33,658)
                                                     -------------              -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations                       19,083                      7,244                        228
                                                     -------------              -------------              -------------
From capital transactions:
  Net purchase payments                                     27,452                          -                          -
  Net investment division transfers                     (1,619,220)                  (416,424)                  (315,853)
  Other net transfers                                      (12,295)                  (188,348)                    (6,454)
                                                     -------------              -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (1,604,063)                  (604,772)                  (322,307)
                                                     -------------              -------------              -------------
    NET CHANGE IN NET ASSETS                            (1,584,980)                  (597,528)                  (322,079)
NET ASSETS - BEGINNING OF
 PERIOD                                                  1,584,980                    597,528                    322,079
                                                     -------------              -------------              -------------
NET ASSETS - END OF PERIOD                           $           -              $           -              $           -
                                                     =============              =============              =============

                                                   Fidelity
                                         ----------------------------


                                                  Contrafund
                                                   Portfolio
                                         ----------------------------
                                            2005 (a)         2004
                                         -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         (61) $        (465)
  Net realized gains (losses) from
   security transactions                         5,733            236
  Change in unrealized appreciation
   (depreciation) of investments                (7,191)         6,073
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations           (1,519)         5,844
                                         -------------  -------------
From capital transactions:
  Net purchase payments                            260            520
  Net investment division transfers            (45,839)        (1,198)
  Other net transfers                              (46)           (93)
                                         -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (45,625)          (771)
                                         -------------  -------------
    NET CHANGE IN NET ASSETS                   (47,144)         5,073
NET ASSETS - BEGINNING OF
 PERIOD                                         47,144         42,071
                                         -------------  -------------
NET ASSETS - END OF PERIOD               $           -  $      47,144
                                         =============  =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                   Fidelity
                            -----------------------------------------------------------------------------------------

                                                                                                   Growth
                                       Growth                        Growth                     Opportunities
                                      Portfolio                    Portfolio B                    Portfolio
                            ----------------------------  ----------------------------  ----------------------------
                                 2005           2004           2005           2004           2005           2004
                            -------------  -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $        (424) $        (717) $     (64,469) $     (28,969) $         (71) $        (125)
 Net realized gains
   (losses) from
   security transactions           (2,117)       (18,414)        32,754         18,832           (580)          (303)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      4,535         19,018        328,612        147,489          1,642          1,235
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                1,994           (113)       296,897        137,352            991            807
                            -------------  -------------  -------------  -------------  -------------  -------------
From capital
 transactions:
 Net purchase payments                845          1,220      1,058,015      1,038,405              -              -
 Net investment division
   transfers                          661        (17,002)     1,576,696      1,544,018            267            109
 Other net transfers               (5,106)       (19,102)      (200,553)       (32,018)        (1,947)          (702)
                            -------------  -------------  -------------  -------------  -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                  (3,600)       (34,884)     2,434,158      2,550,405         (1,680)          (593)
                            -------------  -------------  -------------  -------------  -------------  -------------
    NET CHANGE IN NET
     ASSETS                        (1,606)       (34,997)     2,731,055      2,687,757           (689)           214
NET ASSETS - BEGINNING
 OF PERIOD                         48,011         83,008      3,689,554      1,001,797         14,424         14,210
                            -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS - END OF
 PERIOD                     $      46,405  $      48,011  $   6,420,609  $   3,689,554  $      13,735  $      14,424
                            =============  =============  =============  =============  =============  =============

                            -----------------------------
                                       Growth
                                         and
                                       Income
                                      Portfolio
                            ----------------------------
                                 2005           2004
                            -------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
 Net investment (loss)
   income                   $          26  $        (161)
 Net realized gains
   (losses) from
   security transactions             (236)        (3,110)
 Change in unrealized
   appreciation
   (depreciation) of
   investments                      2,976          4,921
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations                2,766          1,650
                            -------------  -------------
From capital
 transactions:
 Net purchase payments              1,000          1,000
 Net investment division
   transfers                         (405)         1,667
 Other net transfers               (1,578)       (21,324)
                            -------------  -------------
    Net increase
     (decrease) in net
     assets resulting
     from capital
     transactions                    (983)       (18,657)
                            -------------  -------------
    NET CHANGE IN NET
     ASSETS                         1,783        (17,007)
NET ASSETS - BEGINNING
 OF PERIOD                         44,313         61,320
                            -------------  -------------
NET ASSETS - END OF
 PERIOD                     $      46,096  $      44,313
                            =============  =============

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                 Fidelity
                                         -----------------------------------------------------------

                                                    Equity                        Equity
                                                    Income                        Income
                                                   Portfolio                    Portfolio B
                                         ----------------------------  ----------------------------
                                              2005           2004           2005           2004
                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $         350  $          33  $      13,398  $        (636)
  Net realized gains (losses) from
   security transactions                            69           (122)        13,260          1,795
  Change in unrealized appreciation
   (depreciation) of investments                    (7)         1,000         (7,196)        31,402
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from operations              412            911         19,462         32,561
                                         -------------  -------------  -------------  -------------
From capital transactions:
  Net purchase payments                              -              -         63,165         72,558
  Net investment division transfers                (48)         3,614          7,486         63,228
  Other net transfers                           (3,520)        (1,319)       (34,826)        (7,102)
                                         -------------  -------------  -------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                               (3,568)         2,295         35,825        128,684
                                         -------------  -------------  -------------  -------------
    NET CHANGE IN NET ASSETS                    (3,156)         3,206         55,287        161,245
NET ASSETS - BEGINNING OF
 PERIOD                                         11,049          7,843        397,347        236,102
                                         -------------  -------------  -------------  -------------
NET ASSETS - END OF PERIOD               $       7,893  $      11,049  $     452,634  $     397,347
                                         =============  =============  =============  =============

                                                                            American Century
                                         ----------------------------- -------------------------
                                                                                 Income
                                                     High                         and
                                                    Income                       Growth
                                                  Portfolio B                     Fund
                                         ----------------------------  -------------------------
                                            2005 (a)         2004                     2004 (e)
                                         -------------  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income           $       6,556  $       3,115              $      57,294
  Net realized gains (losses) from
   security transactions                           212          2,419                    739,505
  Change in unrealized appreciation
   (depreciation) of investments               (10,152)         1,150                   (760,611)
                                         -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from operations           (3,384)         6,684                     36,188
                                         -------------  -------------              -------------
From capital transactions:
  Net purchase payments                              -         45,298                     32,332
  Net investment division transfers            (90,277)       (16,727)                (6,354,748)
  Other net transfers                             (624)        (1,966)                  (162,810)
                                         -------------  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                              (90,901)        26,605                 (6,485,226)
                                         -------------  -------------              -------------
    NET CHANGE IN NET ASSETS                   (94,285)        33,289                 (6,449,038)
NET ASSETS - BEGINNING OF
 PERIOD                                         94,285         60,996                  6,449,038
                                         -------------  -------------              -------------
NET ASSETS - END OF PERIOD               $           -  $      94,285              $           -
                                         =============  =============              =============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                       Amercian Century
                                      -------------------------------------------------


                                            International                Value
                                                Fund                      Fund
                                      ------------------------  -----------------------
                                                    2004 (e)       2005      2004 (e)
                                                  ------------  ---------- ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $         49             $     22,067
  Net realized gains (losses) from
   security transactions                               (12,733)                 253,704
  Change in unrealized appreciation
   (depreciation) of investments                        13,057                 (225,917)
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                            373                   49,854
                                                  ------------             ------------
From capital transactions:
  Net purchase payments                                      -                      128
  Net investment division transfers                   (104,047)              (1,751,775)
  Other net transfers                                      (11)                 (60,082)
                                                  ------------             ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                     (104,058)              (1,811,729)
                                                  ------------             ------------
    NET CHANGE IN NET
     ASSETS                                           (103,685)              (1,761,875)
NET ASSETS - BEGINNING OF
 PERIOD                                                103,685                1,761,875
                                                  ------------             ------------
NET ASSETS - END OF PERIOD                        $          -             $          -
                                                  ============             ============

                                                              Dryefus
                                      ------------------------------------------------------


                                              Stock Index                 Stock Index
                                                 Fund                       Fund B
                                      --------------------------  --------------------------
                                        2005 (a)        2004        2005 (a)        2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $        (81) $        240  $       (685) $       (765)
  Net realized gains (losses) from
   security transactions                    (9,297)       (3,954)       44,582         9,841
  Change in unrealized appreciation
   (depreciation) of investments             6,713        10,275       (61,960)       23,056
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             (2,665)        6,561       (18,063)       32,132
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                          -             -             -             -
  Net investment division transfers        (50,426)      (20,028)     (367,243)      (11,350)
  Other net transfers                      (16,820)       (4,227)       (7,062)      (78,364)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          (67,246)      (24,255)     (374,305)      (89,714)
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                (69,911)      (17,694)     (392,368)      (57,582)
NET ASSETS - BEGINNING OF
 PERIOD                                     69,911        87,605       392,368       449,950
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $          -  $     69,911  $          -  $    392,368
                                      ============  ============  ============  ============

(a) For the period from January 1, 2005 to April 29, 2005
(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                                          Dryefus
                                    --------------------------------------------------------------------------------------

                                            Disciplined                  Disciplined                    Capital
                                               Stock                        Stock                     Appreciation
                                             Portfolio                   Portfolio B                   Portfolio
                                    ---------------------------  ---------------------------  ---------------------------
                                                    2004 (e)                     2004 (e)                     2004 (e)
                                                 --------------               --------------               --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $          (93)              $         (180)              $         (795)
  Net realized gains (losses) from
   security transactions                                 (4,489)                      (3,535)                      (9,375)
  Change in unrealized
   appreciation (depreciation)
   of investments                                         4,399                        3,030                       10,960
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                            (183)                        (685)                         790
                                                 --------------               --------------               --------------
From capital transactions:
  Net purchase payments                                       -                            -                            -
  Net investment division
   transfers                                            (16,541)                     (37,013)                    (178,463)
  Other net transfers                                    (4,212)                      (1,430)                      (1,796)
                                                 --------------               --------------               --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                               (20,753)                     (38,443)                    (180,259)
                                                 --------------               --------------               --------------
    NET CHANGE IN NET
     ASSETS                                             (20,936)                     (39,128)                    (179,469)
NET ASSETS - BEGINNING OF
 PERIOD                                                  20,936                       39,128                      179,469
                                                 --------------               --------------               --------------
NET ASSETS - END OF
 PERIOD                                          $            -               $            -               $            -
                                                 ==============               ==============               ==============

                                    ----------------------------

                                              Capital
                                            Appreciation
                                            Portfolio B
                                    ---------------------------
                                                    2004 (e)
                                                 --------------
INCREASE (DECREASE) IN
 NET ASSETS
From operations:
  Net investment (loss) income                   $       (9,488)
  Net realized gains (losses) from
   security transactions                                139,468
  Change in unrealized
   appreciation (depreciation)
   of investments                                      (122,130)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     operations                                           7,850
                                                 --------------
From capital transactions:
  Net purchase payments                                   1,284
  Net investment division
   transfers                                         (1,841,594)
  Other net transfers                                   (17,521)
                                                 --------------
    Net increase (decrease) in
     net assets resulting from
     capital transactions                            (1,857,831)
                                                 --------------
    NET CHANGE IN NET
     ASSETS                                          (1,849,981)
NET ASSETS - BEGINNING OF
 PERIOD                                               1,849,981
                                                 --------------
NET ASSETS - END OF
 PERIOD                                          $            -
                                                 ==============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                           INVESCO
                                      ------------------------------------------------


                                              Dynamics                High Yield
                                                Fund                     Fund
                                      -----------------------  -----------------------
                                                   2004 (e)                 2004 (e)
                                                 ------------             ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                   $    (12,613)            $     23,264
  Net realized gains (losses) from
   security transactions                              247,266                  (45,347)
  Change in unrealized appreciation
   (depreciation) of investments                     (208,242)                  24,906
                                                 ------------             ------------
    Net increase (decrease) in net
     assets resulting from
     operations                                        26,411                    2,823
                                                 ------------             ------------
From capital transactions:
  Net purchase payments                                13,462                        -
  Net investment division transfers                (2,469,991)                (213,832)
  Other net transfers                                 (72,848)                  (1,600)
                                                 ------------             ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                  (2,529,377)                (215,432)
                                                 ------------             ------------
    NET CHANGE IN NET
     ASSETS                                        (2,502,966)                (212,609)
NET ASSETS - BEGINNING OF
 PERIOD                                             2,502,966                  212,609
                                                 ------------             ------------
NET ASSETS - END OF PERIOD                       $          -             $          -
                                                 ============             ============

                                                               PIMCO
                                      ------------------------------------------------------


                                              High Yield                 Low Duration
                                               Portfolio                   Portfolio
                                      --------------------------  --------------------------
                                          2005          2004          2005          2004
                                      ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $     33,504  $     33,440  $      9,413  $        501
  Net realized gains (losses) from
   security transactions                    27,040        10,037          (216)        3,897
  Change in unrealized appreciation
   (depreciation) of investments           (36,844)        9,188       (11,694)       (2,070)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations                             23,700        52,665        (2,497)        2,328
                                      ------------  ------------  ------------  ------------
From capital transactions:
  Net purchase payments                    208,265        61,921             -        80,000
  Net investment division transfers        (44,612)       34,543         2,297       (34,066)
  Other net transfers                      (35,849)      (19,026)       (8,047)      (18,256)
                                      ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                          127,804        77,438        (5,750)       27,678
                                      ------------  ------------  ------------  ------------
    NET CHANGE IN NET
     ASSETS                                151,504       130,103        (8,247)       30,006
NET ASSETS - BEGINNING OF
 PERIOD                                    701,845       571,742       561,394       531,388
                                      ------------  ------------  ------------  ------------
NET ASSETS - END OF PERIOD            $    853,349  $    701,845  $    553,147  $    561,394
                                      ============  ============  ============  ============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Statement of Changes in Net Assets
For the Years Ended December 31, 2005 and 2004

                                                                 PIMCO
                                      -----------------------------------------------------------
                                               StocksPLUS
                                               Growth and                    Total Return
                                            Income Portfolio                  Portfolio
                                      ----------------------------  -----------------------------
                                           2005           2004           2005            2004
                                      -------------  -------------  --------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income        $       2,022  $         699  $      102,191  $      56,762
  Net realized gains (losses) from
   security transactions                      5,917          1,727          23,878         22,788
  Change in unrealized appreciation
   (depreciation) of investments             (3,954)        18,440         (96,576)        24,069
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from
     operations                               3,985         20,866          29,493        103,619
                                      -------------  -------------  --------------  -------------
From capital transactions:
  Net purchase payments                           -         21,390             190          5,442
  Net investment division transfers         (23,037)        (2,482)        (50,196)       260,022
  Other net transfers                        (1,552)        (1,653)       (257,503)      (286,917)
                                      -------------  -------------  --------------  -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                           (24,589)        17,255        (307,509)       (21,453)
                                      -------------  -------------  --------------  -------------
    NET CHANGE IN NET
     ASSETS                                 (20,604)        38,121        (278,016)        82,166
NET ASSETS - BEGINNING OF
 PERIOD                                     246,236        208,115       3,142,807      3,060,641
                                      -------------  -------------  --------------  -------------
NET ASSETS - END OF PERIOD            $     225,632  $     246,236  $    2,864,791  $   3,142,807
                                      =============  =============  ==============  =============

                                                            Scudder I
                                      ----------------------------------------------------

                                            International              International
                                              Portfolio                 Portfolio B
                                      -------------------------  -------------------------
                                                     2004 (e)                   2004 (e)
                                                  -------------              -------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
  Net investment (loss) income                    $         796              $       4,531
  Net realized gains (losses) from
   security transactions                                (30,673)                   105,798
  Change in unrealized appreciation
   (depreciation) of investments                         31,085                    (99,635)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from
     operations                                           1,208                     10,694
                                                  -------------              -------------
From capital transactions:
  Net purchase payments                                       -                        642
  Net investment division transfers                     (96,535)                  (895,318)
  Other net transfers                                    (1,000)                   (12,154)
                                                  -------------              -------------
    Net increase (decrease) in net
     assets resulting from capital
     transactions                                       (97,535)                  (906,830)
                                                  -------------              -------------
    NET CHANGE IN NET
     ASSETS                                             (96,327)                  (896,136)
NET ASSETS - BEGINNING OF
 PERIOD                                                  96,327                    896,136
                                                  -------------              -------------
NET ASSETS - END OF PERIOD                        $           -              $           -
                                                  =============              =============

(e) For the period from January 1, 2004 to April 30, 2004

See accompanying notes to financial statements

                                                                    (Concluded)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(1) ORGANIZATION
   MetLife Investors Variable Annuity Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by MetLife Investors Insurance Company of California (MLIOC) and exists in accordance with the regulations of the California Department of Insurance. MLIOC is an indirect wholly owned subsidiary of MetLife, Inc. The Separate Account is a funding vehicle for variable annuity contracts issued by MLIOC.

   The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of ten investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940, as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLIOC.

   Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from MLIOC's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable contracts is not chargeable with liabilities arising out of any other business MLIOC may conduct.

   The following sub-accounts were available for sale as of December 31, 2005:

                    Met Investors Series Trust (Met
                    Investors):
                      Lord Abbett Growth and Income
                       Portfolio
                      Lord Abbett Growth and Income
                       Portfolio B
                      Lord Abbett Bond Debenture Portfolio
                      Lord Abbett Bond Debenture
                       Portfolio B
                      Lord Abbett Growth Opportunity
                       Portfolio
                      Lord Abbett Growth Opportunity
                       Portfolio B
                      Lord Abbett Mid-Cap Value Portfolio
                      Lord Abbett Mid-Cap Value Portfolio
                       B
                      Lord Abbett America's Value
                       Portfolio B
                      Met/Putnam Capital Opportunities
                       Portfolio
                      Met/Putnam Capital Opportunities
                       Portfolio B
                      Oppenheimer Capital Appreciation
                       Portfolio
                      Oppenheimer Capital Appreciation
                       Portfolio B
                      PIMCO Inflation Protected Bond
                       Portfolio B
                      Janus Aggressive Growth Portfolio
                      Janus Aggressive Growth Portfolio B
                      PIMCO Total Return Bond Portfolio
                      PIMCO Total Return Bond Portfolio B
                      RCM Global Technology Portfolio B
                      T. Rowe Price Mid-Cap Growth
                       Portfolio
                      T. Rowe Price Mid-Cap Growth
                       Portfolio B
                      MFS Research International Portfolio
                      MFS Research International
                       Portfolio B
                      AIM Small-Cap Growth Portfolio B
                      Lazard Mid-Cap Portfolio B
                      Harris Oakmark International
                       Portfolio B
                      Met/AIM Small-Cap Growth Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio
                      Third Avenue Small-Cap Value
                       Portfolio B
                      Neuberger Berman Real Estate
                       Portfolio
                      Neuberger Berman Real Estate
                       Portfolio B
                     Met Investors Series Trust (Met
                       Investors) (continued):
                       Turner Mid-Cap Growth Portfolio B
                       Goldman Sachs Mid-Cap Value
                        Portfolio B
                       Defensive Strategy Fund of Fund B
                       Moderate Strategy Fund of Fund B
                       Balanced Strategy Fund of Fund B
                       Growth Strategy Fund of Fund B
                       Aggressive Strategy Fund of Fund B
                       Van Kampen Comstock Portfolio B
                       Cyclical Growth ETF Portfolio B
                       Cyclical Growth and Income ETF
                        Portfolio B
                       Legg Mason Value Equity Portfolio B
                     Russell Insurance Funds (Russell):
                       Multi-Style Equity Fund
                       Aggressive Equity Fund
                       Non-U.S. Fund
                       Core Bond Fund
                       Real Estate Securities Fund
                     AIM Variable Insurance Funds, Inc.
                       (AIM):
                       Capital Appreciation Fund
                       Capital Appreciation Fund B
                       International Growth Fund
                       International Growth Fund B
                     Scudder II Variable Series (Scudder
                       II):
                       Small-Cap Growth Portfolio
                       Government Securities Portfolio
                     MFS Variable Insurance Trust (MFS):
                       Investors Trust Series B
                     Metropolitan Series Funds,
                       Inc.(MetLife):
                       Davis Venture Value A
                       Davis Venture Value E
                       Harris Oakmark Focused Value B

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

                     Metropolitan Series Funds, Inc.
                       (MetLife) (continued):
                       Jennison Growth Portfolio B
                       MFS Investors Trust Series B
                       MFS Total Return Series A
                       MFS Total Return Series B
                       Capital Guardian U.S. Equity Series
                        A
                       Capital Guardian U.S. Equity Series
                        B
                       Putnam International Stock
                        Portfolio B
                       BlackRock Money Market Portfolio
                       BlackRock Money Market Portfolio B
                       Stock Index Portfolio
                       Stock Index Portfolio B
                       BlackRock Bond Income Portfolio
                       BlackRock Bond Income Portfolio B
                       BlackRock Strategic Value Portfolio
                        B
                       Franklin Templeton Small-Cap Growth
                        Portfolio B
                       Salomon Brothers Strategic Bond
                        Portfolio
                       Salomon Brothers Strategic Bond
                        Portfolio B
                       Salomon Bros U.S. Government
                        Portfolio B
                       T. Rowe Price Small-Cap Portfolio
                       T. Rowe Price Small-Cap Portfolio B
                       T. Rowe Price Large-Cap Portfolio
                       T. Rowe Price Large-Cap Portfolio B
                       Oppenheimer Global Equity Portfolio
                        B
                    Putnam Variable Trust (Putnam):
                      Growth and Income Fund
                      Growth and Income Fund B
                      Vista Fund
                      Vista Fund B
                      Equity Income Fund B
                    Franklin Templeton Variable Insurance
                      Products Trust (Templeton):
                      Growth Securities Fund
                      Growth Securities Fund B
                      Foreign Securities Fund
                      Foreign Securities Fund B
                      Developing Markets Securities Fund
                      Developing Markets Securities Fund B
                    Variable Insurance Products Fund,
                      Fund II and Fund III (Fidelity):
                      Growth Portfolio
                      Growth Portfolio B
                      Growth Opportunities Portfolio
                      Growth and Income Portfolio
                      Equity Income Portfolio
                      Equity Income Portfolio B
                    PIMCO Variable Insurance Trust
                      (PIMCO):
                      High Yield Portfolio
                      Low Duration Portfolio
                      StocksPLUS Growth and Income
                       Portfolio
                      Total Return Portfolio

The following sub-accounts changed names during the year ended December 31, 2005:
 Met Investors - Met/AIM Mid-Cap Core Portfolio B to Lazard Mid-Cap Portfolio B
 Met Investors - PIMCO PEA Innovation Portfolio B to RCM Global Technology Portfolio B
 MetLife Series - SSR Money Market Portfolio to BlackRock Money Market Portfolio
 MetLife Series - SSR Bond Income Portfolio to BlackRock Bond Income Portfolio
 MetLife Series - SSR Bond Income Portfolio B to BlackRock Bond Income Portfolio B
 MetLife Series - SSR Aurora Portfolio B to BlackRock Strategic Value Portfolio B

The following sub-accounts ceased operations during the years ended December 31, 2005 and December 31, 2004:

       Year Ended December 31, 2005:                 Date Ceased Operations
       -----------------------------                 ----------------------
        Met Investors Money Market Portfolio B           April 29, 2005
        AIM Premier Equity Fund                          April 29, 2005
        Alliance Bernstein Real Estate Portfolio         April 29, 2005
        Alliance Bernstein Real Estate Portfolio B       April 29, 2005
        Scudder II Dreman Small-Cap Value Portfolio      April 29, 2005
        MFS High Income Series                           April 29, 2005
        MFS High Income Series B                         April 29, 2005
        MFS Investors Trust Series                       April 29, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

     Year Ended December 31, 2005:                    Date Ceased Operations
     -----------------------------                    ----------------------
      MFS New Discovery Series                            April 29, 2005
      MFS New Discovery Series B                          April 29, 2005
      MetLife Met/Putnam Voyager Portfolio B              April 29, 2005
      Oppenheimer Capital Appreciation Fund               April 29, 2005
      Putnam International Growth Fund                    April 29, 2005
      Putnam International Equity Fund B                  April 29, 2005
      Fidelity Contrafund Portfolio                       April 29, 2005
      Fidelity High Income Portfolio B                    April 29, 2005
      Dreyfus Stock Index Fund                            April 29, 2005
      Dreyfus Stock Index Fund B                          April 29, 2005

     Year Ended December 31, 2004:                    Date Ceased Operations
     -----------------------------                    ----------------------
      AIM Premier Equity Fund B                           April 30, 2004
      Alliance Premier Growth Portfolio                   April 30, 2004
      Alliance Premier Growth Portfolio B                 April 30, 2004
      Alliance Bernstein Small-Cap Portfolio B            April 30, 2004
      Alliance Bernstein Value Portfolio B                April 30, 2004
      Liberty Newport Tiger Fund, Variable Series         April 30, 2004
      Goldman Sachs Growth and Income Fund                April 30, 2004
      Goldman Sachs International Equity Fund             April 30, 2004
      Scudder II Dreman High Return Equity Portfolio      April 30, 2004
      MFS Bond Series                                     April 30, 2004
      MFS Research Series                                 April 30, 2004
      MFS Research Series B                               April 30, 2004
      MFS Emerging Growth Series                          April 30, 2004
      MFS Emerging Growth Series B                        April 30, 2004
      MFS Strategic Income Series                         April 30, 2004
      MFS Strategic Income Series B                       April 30, 2004
      MetLife MFS Research Managers B                     April 30, 2004
      Oppenheimer Main Street Growth and Income Fund      April 30, 2004
      Oppenheimer High Income Fund                        April 30, 2004
      Oppenheimer Bond Fund                               April 30, 2004
      Oppenheimer Strategic Bond Fund                     April 30, 2004
      Putnam New Value Fund                               April 30, 2004
      Putnam New Value Fund B                             April 30, 2004
      Putnam International New Opportunities Fund         April 30, 2004
      Putnam International New Opportunities Fund B       April 30, 2004
      Templeton Global Income Securities Fund             April 30, 2004
      Templeton Global Income Securities Fund B           April 30, 2004
      Templeton Franklin Small-Cap Fund                   April 30, 2004
      Templeton Franklin Small-Cap Fund B                 April 30, 2004
      Templeton Mutual Shares Securities Fund             April 30, 2004
      Templeton Mutual Shares Securities Fund B           April 30, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

       Year Ended December 31, 2004:                Date Ceased Operations
       -----------------------------                ----------------------
        Templeton Franklin Large-Cap Growth Fund      April 30, 2004
        Templeton Franklin Large-Cap Growth Fund B    April 30, 2004
        American Century Income and Growth Fund       April 30, 2004
        American Century International Fund           April 30, 2004
        American Century Value Fund                   April 30, 2004
        Dreyfus Disciplined Stock Portfolio           April 30, 2004
        Dreyfus Disciplined Stock Portfolio B         April 30, 2004
        Dreyfus Capital Appreciation Portfolio        April 30, 2004
        Dreyfus Capital Appreciation Portfolio B      April 30, 2004
        INVESCO Dynamics Fund                         April 30, 2004
        INVESCO High Yield Fund                       April 30, 2004
        Scudder I International Portfolio             April 30, 2004
        Scudder I International Portfolio B           April 30, 2004
        JP Morgan Quality Bond Portfolio              November 19, 2004
        JP Morgan Quality Bond Portfolio B            November 19, 2004
        JP Morgan Select Equity Portfolio             November 19, 2004
        JP Morgan Select Equity Portfolio B           November 19, 2004
        Met/Putnam Research Portfolio B               November 19, 2004

The following sub-accounts began operations during the years ended December 31, 2005 and 2004:

  Period Ended December 30, 2005:                            Date Began Operations
  -------------------------------                            ---------------------
   Met Investors Met/AIM Small-Cap Growth Portfolio           May 2, 2005
   Met Investors Third Avenue Small-Cap Value Portfolio       May 2, 2005
   Met Investors Neuberger Berman Real Estate Portfolio       May 2, 2005
   Met Investors Van Kampen Comstock Portfolio B              May 2, 2005
   MetLife BlackRock Money Market Portfolio B                 May 2, 2005
   MetLife Stock Index Portfolio                              May 2, 2005
   MetLife Salomon Brothers U.S. Government Portfolio B       May 2, 2005
   MetLife Oppenheimer Global Equity Portfolio B              May 2, 2005
   Met Investors Cyclical Growth and Income ETF Portfolio B   September 30, 2005
   Met Investors Cyclical Growth ETF Portfolio B              September 30, 2005
   Met Investors Legg Mason Value Equity Portfolio B          November 7, 2005

  Year Ended December 31, 2004:                              Date Began Operations
  -----------------------------                              ---------------------
   Met Investors Janus Aggressive Growth Portfolio            May 3, 2004
   Met Investors Goldman Sachs Mid-Cap Value Portfolio B      May 3, 2004
   Met Investors Neuberger Berman Real Estate Portfolio B     May 3, 2004
   Met Investors Oppenheimer Capital Appreciation Portfolio   May 3, 2004
   Met Investors PIMCO Total Return Bond Portfolio            May 3, 2004
   Met Investors T. Rowe Price Mid-Cap Growth Portfolio       May 3, 2004
   Met Investors Turner Mid-Cap Growth Portfolio B            May 3, 2004
   Met Investors Defensive Strategy Fund of Fund B            November 22, 2004
   Met Investors Moderate Strategy Fund of Fund B             November 22, 2004

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(1) ORGANIZATION, CONTINUED

  Year Ended December 31, 2004:                             Date Began Operations
  -----------------------------                             ---------------------
   Met Investors Balanced Strategy Fund of Fund B             November 22, 2004
   Met Investors Growth Strategy Fund of Fund B               November 22, 2004
   MetLife Franklin Templeton Small-Cap Growth Portfolio B    May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio          May 3, 2004
   MetLife Salomon Brothers Strategic Bond Portfolio B        May 3, 2004
   MetLife SSR Aurora Portfolio B                             May 3, 2004
   MetLife SSR Bond Income Portfolio                          May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Large-Cap Portfolio B                May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio                  May 3, 2004
   MetLife T. Rowe Price Small-Cap Portfolio B                May 3, 2004
   Met Investors Aggressive Strategy Fund of Fund B           November 22, 2004
   MetLife SSR Bond Income Portfolio B                        November 22, 2004

(2) SIGNIFICANT ACCOUNTING POLICIES

  (A) INVESTMENT VALUATION
      Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios. These investment companies value their investment securities at fair value. Realized gains and losses on the sale of portfolio shares owned by the sub-accounts are computed on the basis of the identified cost of the portfolio shares sold. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

  (B) REINVESTMENT OF DISTRIBUTIONS
      Dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

  (C) FEDERAL INCOME TAXES
      The operations of the Separate Account are included in the federal income tax return of MLIOC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLIOC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

  (D) ANNUITY RESERVES
      Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLIOC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLIOC.

  (E) ESTIMATES
      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

  (F) RECLASSIFICATIONS
      Certain amounts in prior years' financial statements have been reclassified to conform to the current year presentation.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(3) SEPARATE ACCOUNT EXPENSES
   For variable annuity contracts, MLIOC deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.75% to an annual rate of 2.35%. This charge varies according to the product specifications. The mortality risks assumed by MLIOC arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal charge in the event of the death of the contract owner. The administrative fees cover the cost of establishing and maintaining the variable annuity contracts and the Separate Account.

(4) CONTRACT FEES
   For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLIOC deducts a withdrawal charge from the contract value or payment to the contract owner. The withdrawal charge is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn on a declining scale, depending on the product. For certain contracts, after the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a withdrawal charge. For certain other contracts, after the first contract anniversary, the contract owner may withdrawal up to 10% of the aggregate purchase payments each contract year, without incurring a surrender fee. During the first contract year, MLIOC currently does not assess the surrender fee on amounts withdrawn under the systematic withdrawal program. During the period ended December 31, 2005, MLIOC deducted withdrawal charges of $444,590.44 from the Separate Account.

   For variable annuity contracts with a sales charge, MLIOC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The following table reflects the amount of the sales charge depending on the contract owner's investment at the time of the payment.

                 Owner's                Sales Charge as a % of
                 Investment             Gross Purchase Payment
                 ----------             ----------------------
                 less than $50,000              5.75%
                 $50,000 - $99,999.99           4.50%
                 $100,000 - $249,999.99         3.50%
                 $250,000 - $499,999.99         2.50%
                 $500,000 - $999,999.99         2.00%
                 $1,000,000 or more             1.00%

   During the accumulation phase, MLIOC imposes an annual contract maintenance fee of $30 on variable annuity contracts with account values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is deducted pro rata from the Separate Account sub-accounts (and for some contracts, the fixed account as well) for which account value is allocated. The charge is taken from account value on a full withdrawal or on the annuity date if such annuity date is other than the contract anniversary date. During the income phase, the charge is collected from each annuity payment, regardless of contract size. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLIOC may deduct a transfer fee of $25 per additional transfer or, for certain contracts if less, 2% of the amount transferred, from the account value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended December 31, 2005, MLIOC deducted contract maintenance and transfer fees of $1,519,286.22 from the Separate Account.

   Currently, MLIOC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLIOC reserves the right to deduct premium taxes when incurred.

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows:

                                                              Purchases     Sales
                                                             ----------- ------------
Met Investors Lord Abbett Growth and Income Portfolio        $ 2,031,683 $ 12,530,362
Met Investors Lord Abbett Growth and Income Portfolio B        5,419,967    5,988,746
Met Investors Lord Abbett Bond Debenture Portfolio               764,741    2,386,574
Met Investors Lord Abbett Bond Debenture Portfolio B           7,972,155    6,897,357
Met Investors Lord Abbett Growth Opportunity Portfolio           126,130      291,570
Met Investors Lord Abbett Growth Opportunity Portfolio B         779,404      146,188
Met Investors Lord Abbett Mid-Cap Value Portfolio                572,542    1,278,372
Met Investors Lord Abbett Mid-Cap Value Portfolio B            4,535,206      817,161
Met Investors Lord Abbett America's Value Portfolio B          3,259,242      270,061
Met Investors Met/Putnam Capital Opportunities Portfolio         127,104    1,392,080
Met Investors Met/Putnam Capital Opportunities Portfolio B        55,472       20,918
Met Investors Oppenheimer Capital Appreciation Portfolio       1,340,901      383,192
Met Investors Oppenheimer Capital Appreciation Portfolio B     1,369,679    5,414,443
Met Investors PIMCO Inflation Protected Bond Portfolio B       3,078,874    5,010,827
Met Investors Janus Aggressive Growth Portfolio                    6,810      432,635
Met Investors Janus Aggressive Growth Portfolio B                612,934    3,473,096
Met Investors PIMCO Total Return Bond Portfolio                  329,139    1,053,069
Met Investors PIMCO Total Return Bond Portfolio B              4,201,272    5,369,958
(a) Met Investors Money Market Portfolio B                     4,666,046   13,983,071
Met Investors RCM Global Technology Portfolio B                  107,431      554,595
Met Investors T. Rowe Price Mid-Cap Growth Portfolio              59,082      468,983
Met Investors T. Rowe Price Mid-Cap Growth Portfolio B         1,979,219    1,848,640
Met Investors MFS Research International Portfolio             1,463,062    1,516,818
Met Investors MFS Research International Portfolio B           6,311,270    3,541,186
Met Investors AIM Small-Cap Growth Portfolio B                 4,969,935    2,525,337
Met Investors Lazard Mid-Cap Portfolio B                         744,224    1,209,404
Met Investors Harris Oakmark International Portfolio B         2,099,472    2,853,238
(b) Met Investors Met/AIM Small-Cap Growth Portfolio             326,158       68,351
(b) Met Investors Third Avenue Small-Cap Value Portfolio         389,863       22,489
Met Investors Third Avenue Small-Cap Value Portfolio B         1,802,199    2,914,450
(b) Met Investors Neuberger Berman Real Estate Portfolio         853,201      150,452
Met Investors Neuberger Berman Real Estate Portfolio B         5,812,135    1,602,972
Met Investors Turner Mid-Cap Growth Portfolio B                  189,276      693,146
Met Investors Goldman Sachs Mid-Cap Value Portfolio B          1,086,025      958,394
Met Investors Defensive Strategy Fund of Fund B                3,775,701    2,047,238
Met Investors Moderate Strategy Fund of Fund B                22,783,754    3,280,508
Met Investors Balanced Strategy Fund of Fund B                52,092,383    3,252,123
Met Investors Growth Strategy Fund of Fund B                  39,362,161    4,903,480
Met Investors Aggressive Strategy Fund of Fund B               3,133,609      789,504
(b) Met Investors Van Kampen Comstock Portfolio B              3,171,099       48,838
(c) Met Investors Cyclical Growth ETF Portfolio B                 40,821           28
(c) Met Investors Cyclical Growth and Income ETF Portfolio B      67,613           12
Russell Multi-Style Equity Fund                                  108,554      786,658
Russell Aggressive Equity Fund                                    71,152      286,549
Russell Non-U.S. Fund                                             53,625      461,352

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                          Purchases    Sales
                                                          ---------- ---------
 Russell Core Bond Fund                                      227,421   562,681
 Russell Real Estate Securities Fund                          55,597   135,484
 (a) AIM Premier Equity Fund                                     465    98,227
 AIM Capital Appreciation Fund                                11,777   408,318
 AIM Capital Appreciation Fund B                              17,176    32,900
 AIM International Growth Fund                                32,729    83,126
 AIM International Growth Fund B                             826,646    46,550
 (a) Alliance Bernstein Real Estate Portfolio                 18,927   864,647
 (a) Alliance Bernstein Real Estate Portfolio B              124,781 5,122,033
 Scudder II Small-Cap Growth Portfolio                         1,619    30,073
 (a) Scudder II Dreman Small-Cap Value Portfolio              39,387   409,476
 Scudder II Government Securities Portfolio                   24,993   148,007
 (a) MFS High Income Series                                   38,243   334,379
 (a) MFS High Income Series B                                425,859 4,371,637
 (a) MFS Investors Trust Series                                8,202 1,298,291
 MFS Investors Trust Series B                                 12,462   265,144
 (a) MFS New Discovery Series                                 21,285   326,505
 (a) MFS New Discovery Series B                              144,224 4,706,930
 MetLife Davis Venture Value A                                36,946    38,871
 MetLife Davis Venture Value E                             5,999,344 4,683,014
 MetLife Harris Oakmark Focused Value B                    1,146,902 2,951,597
 MetLife Jennison Growth Portfolio B                       2,487,549 2,637,717
 MetLife MFS Investors Trust Series B                         89,226 1,047,795
 MetLife MFS Total Return Series A                           240,128    62,714
 MetLife MFS Total Return Series B                         1,825,251   273,945
 MetLife Capital Guardian U.S. Equity Series A               109,832 2,674,475
 MetLife Capital Guardian U.S. Equity Series B             2,160,261   397,609
 (a) MetLife Met/Putnam Voyager Portfolio B                  221,483   827,234
 MetLife Putnam International Stock Portfolio B               74,015   431,691
 MetLife BlackRock Money Market Portfolio                    590,209   758,599
 (b) MetLife BlackRock Money Market Portfolio B           18,278,086 8,443,304
 (b) MetLife Stock Index Portfolio                            55,747       520
 MetLife Stock Index Portfolio B                           1,869,477 1,987,818
 MetLife BlackRock Bond Income Portfolio                     104,625   106,179
 MetLife BlackRock Bond Income Portfolio B                 1,292,913   317,004
 MetLife BlackRock Strategic Value Portfolio B               294,137   109,228
 MetLife Franklin Templeton Small-Cap Growth Portfolio B   1,617,156   125,995
 MetLife Salomon Brothers Strategic Bond Portfolio            12,229    75,950
 MetLife Salomon Brothers Strategic Bond Portfolio B         199,201   131,497
 (b) MetLife Salomon Brothers U.S. Government Portfolio B     32,883       157
 MetLife T. Rowe Price Small-Cap Portfolio                    53,771    60,588
 MetLife T. Rowe Price Small-Cap Portfolio B                   9,645   188,440
 MetLife T. Rowe Price Large-Cap Portfolio                   107,294   182,367
 MetLife T. Rowe Price Large-Cap Portfolio B               1,609,387   208,319
 (b) MetLife Oppenheimer Global Equity Portfolio B           423,148     1,872

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements


(5) PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from the sale of investments for the period ended December 31, 2005 were as follows, continued:

                                                    Purchases      Sales
                                                   ------------ ------------
    (a) Oppenheimer Capital Appreciation Fund             2,793      240,180
    Putnam Growth and Income Fund                        45,359      246,626
    Putnam Growth and Income Fund B                     250,522      118,016
    Putnam Vista Fund                                     8,379       98,008
    Putnam Vista Fund B                                       -        9,797
    (a) Putnam International Growth Fund                 16,803    1,136,792
    (a) Putnam International Equity B                    58,708    3,963,693
    Putnam Equity Income Fund B                       1,164,022       93,366
    Templeton Growth Securities Fund                      3,225       32,401
    Templeton Growth Securities Fund B                    1,208       38,758
    Templeton Foreign Securities Fund                    71,058      167,272
    Templeton Foreign Securities Fund B               1,086,538      254,766
    Templeton Developing Markets Securities Fund         30,286      144,055
    Templeton Developing Markets Securities Fund B      807,640      481,985
    Fidelity Growth Portfolio                             2,146        6,187
    Fidelity Growth Portfolio B                       2,655,860      286,313
    Fidelity Growth Opportunities Portfolio                 383        2,151
    (a) Fidelity Contrafund Portfolio                       410       46,137
    Fidelity Growth and Income Portfolio                  2,871        3,846
    Fidelity Equity Income Portfolio                        781        4,000
    Fidelity Equity Income Portfolio B                  139,407       90,358
    (a) Fidelity High Income Portfolio B                  7,137       91,553
    (a) Dreyfus Stock Index Fund                            203       67,558
    (a) Dreyfus Stock Index Fund B                        1,355      376,433
    PIMCO High Yield Portfolio                          606,735      445,605
    PIMCO Low Duration Portfolio                         50,275       46,741
    PIMCO StocksPLUS Growth and Income                    5,304       27,917
    PIMCO Total Return Portfolio                        284,618      489,970
                                                   ------------ ------------
    Total                                          $244,378,989 $160,903,816
                                                   ============ ============

(a) For the period from January 1, 2005 to April 29, 2005
(b) For the period from May 2, 2005 to December 31, 2005
(c) For the period September 30, 2005 to December 31, 2005

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett  Lord Abbett    Lord Abbett  Lord Abbett
                                  Growth and   Growth and      Bond         Bond        Growth         Growth       Mid-Cap
                                    Income       Income      Debenture    Debenture   Opportunity    Opportunity     Value
                                   Portfolio   Portfolio B   Portfolio   Portfolio B   Portfolio     Portfolio B   Portfolio
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2005   1,231,925    1,046,799      463,506    1,364,065      150,720        278,359      276,077
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                        24,643      172,728       30,121      530,926        6,898         70,954       19,637
   Units Redeemed                    (270,635)    (203,443)    (137,973)    (503,123)     (32,055)       (22,108)     (56,322)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004   1,477,917    1,077,514      571,358    1,336,262      175,877        229,513      312,762
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========
   Units Issued                       286,791      507,241       56,164      794,226       15,374         56,800      109,606
   Units Redeemed                    (281,949)    (354,174)    (206,860)    (722,805)     (34,465)       (38,146)     (60,924)
                                  -----------  -----------  -----------  -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004     1,473,075      924,447      722,054    1,264,841      194,968        210,859      264,080
                                  ===========  ===========  ===========  ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                        Met Investors
                                  -----------------------------------------------------------------------------------------
                                  Lord Abbett  Lord Abbett   JP Morgan    JP Morgan    JP Morgan    JP Morgan      Met/
                                    Mid-Cap     America's     Quality      Quality      Select       Select       Putnam
                                     Value        Value        Bond         Bond        Equity       Equity      Research
                                  Portfolio B  Portfolio B   Portfolio   Portfolio B   Portfolio   Portfolio B  Portfolio B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005     706,363      433,986
                                  ===========  ===========
   Units Issued                       208,063      251,704
   Units Redeemed                     (75,259)     (35,072)
                                  -----------  -----------
Unit Balance at December 31, 2004     573,559      217,354            -            -            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       207,355      186,784       19,575      169,461        7,186        6,066      115,273
   Units Redeemed                     (48,427)     (14,048)    (474,634)    (499,606)    (735,335)     (46,870)    (428,385)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       414,631       44,618      455,059      330,145      728,149       40,804      313,112
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  ---------------------------------------------------------------------------------------------
                                   Met/Putnam    Met/Putnam   Oppenheimer  Oppenheimer      PIMCO         Janus        Janus
                                     Capital       Capital      Capital      Capital      Inflation     Aggressive  Aggressive
                                  Opportunities Opportunities Appreciation Appreciation Protected Bond    Growth      Growth
                                    Portfolio    Portfolio B   Portfolio   Portfolio B   Portfolio B    Portfolio   Portfolio B
                                  ------------- ------------- ------------ ------------ -------------- -----------  -----------
Unit Balance at December 31, 2005      255,463        30,510      190,414    1,662,013     1,139,393       167,265    1,546,320
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         11,003         3,159      136,801      277,152       327,964           960      162,018
   Units Redeemed                      (83,879)         (958)     (36,162)    (766,906)     (486,900)      (41,146)    (541,828)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at December 31, 2004      328,339        28,309       89,775    2,151,767     1,298,329       207,451    1,926,130
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========
   Units Issued                         13,914           845      100,451    1,688,647     1,015,354       244,289    2,082,214
   Units Redeemed                      (95,911)         (802)     (10,676)  (1,183,711)     (704,668)      (36,838)    (969,736)
                                   -----------   -----------  -----------  -----------   -----------   -----------  -----------
Unit Balance at January 1, 2004        410,336        28,266            -    1,646,831       987,643             -      813,652
                                   ===========   ===========  ===========  ===========   ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Met Investors
                                  -----------------------------------------------------------------------------------
                                     PIMCO          PIMCO                        RCM      T. Rowe Price T. Rowe Price
                                  Total Return   Total Return    Money         Global        Mid-Cap       Mid-Cap
                                      Bond           Bond       Market       Technology      Growth        Growth
                                   Portfolio     Portfolio B  Portfolio B    Portfolio B    Portfolio    Portfolio B
                                  ------------   ------------ -----------    -----------  ------------- -------------
Unit Balance at December 31, 2005     377,259      2,614,749            -        219,715       270,568     1,537,676
                                  ===========    ===========  ===========    ===========   ===========   ===========
   Units Issued                        31,825        587,167      702,310         33,080         3,292       372,759
   Units Redeemed                     (87,613)      (665,845)  (1,647,767)      (141,117)      (61,484)     (375,060)
                                  -----------    -----------  -----------    -----------   -----------   -----------
Unit Balance at December 31, 2004     433,047      2,693,427      945,457        327,752       328,760     1,539,977
                                  ===========    ===========  ===========    ===========   ===========   ===========
   Units Issued                       441,882      1,551,079    1,156,706        392,420       384,436       939,739
   Units Redeemed                      (8,835)      (789,992)  (1,206,161)      (272,133)      (55,676)     (763,074)
                                  -----------    -----------  -----------    -----------   -----------   -----------
Unit Balance at January 1, 2004             -      1,932,340      994,912        207,465             -     1,363,312
                                  ===========    ===========  ===========    ===========   ===========   ===========

                                  ---------
                                       MFS
                                    Research
                                  International
                                    Portfolio
                                  -------------
Unit Balance at December 31, 2005      338,829
                                   ===========
   Units Issued                         85,671
   Units Redeemed                      (98,583)
                                   -----------
Unit Balance at December 31, 2004      351,741
                                   ===========
   Units Issued                         62,293
   Units Redeemed                      (78,945)
                                   -----------
Unit Balance at January 1, 2004        368,393
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  -------------------------------------------------------------------------------------------
                                       MFS          AIM                      Harris       Met/AIM    Third Avenue Third Avenue
                                    Research     Small-Cap     Lazard        Oakmark     Small-Cap    Small-Cap    Small-Cap
                                  International   Growth       Mid-Cap    International   Growth        Value        Value
                                   Portfolio B  Portfolio B  Portfolio B   Portfolio B   Portfolio    Portfolio   Portfolio B
                                  ------------- -----------  -----------  ------------- -----------  ------------ ------------
Unit Balance at December 31, 2005    1,266,878      789,854      252,387       694,932       40,203       24,670      571,711
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                        623,093      455,295       40,269       191,894       49,422       25,736      171,091
   Units Redeemed                     (415,223)    (236,706)     (99,592)     (247,388)      (9,219)      (1,066)    (246,780)
                                   -----------  -----------  -----------   -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004    1,059,008      571,265      311,710       750,426            -            -      647,400
                                   ===========  ===========  ===========   ===========  ===========  ===========  ===========
   Units Issued                      1,024,674      507,258      207,855       722,951                                492,958
   Units Redeemed                     (426,950)    (422,375)    (258,051)     (528,676)                              (499,404)
                                   -----------  -----------  -----------   -----------                            -----------
Unit Balance at January 1, 2004        461,284      486,382      361,906       556,151                                653,846
                                   ===========  ===========  ===========   ===========                            ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                         Met Investors
                                  ------------------------------------------------------------------------------------------
                                   Neuberger    Neuberger     Turner     Goldman Sachs  Defensive       Moderate     Balanced
                                    Berman       Berman       Mid-Cap       Mid-Cap     Strategy        Strategy     Strategy
                                  Real Estate  Real Estate    Growth         Value       Fund of        Fund of      Fund of
                                   Portfolio   Portfolio B  Portfolio B   Portfolio B    Fund B          Fund B       Fund B
                                  -----------  -----------  -----------  ------------- -----------    -----------  -----------
Unit Balance at December 31, 2005      39,242      548,137       86,600       173,267      448,336      2,689,712    7,822,973
                                  ===========  ===========  ===========   ===========  ===========    ===========  ===========
   Units Issued                        46,528      487,660       18,210        89,324      385,162      2,281,898    5,285,355
   Units Redeemed                      (7,286)    (149,338)     (66,412)      (91,198)    (210,014)      (356,865)    (579,712)
                                  -----------  -----------  -----------   -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004           -      209,815      134,802       175,141      273,188        764,679    3,117,330
                                  ===========  ===========  ===========   ===========  ===========    ===========  ===========
   Units Issued                                    362,758      292,637       339,205      273,489        772,796    3,189,609
   Units Redeemed                                 (152,943)    (157,835)     (164,064)        (301)        (8,117)     (72,279)
                                               -----------  -----------   -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004                          -            -             -            -              -            -
                                               ===========  ===========   ===========  ===========    ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                Met Investors                                    Russell
                                  --------------------------------------------------------------------------   -----------
                                     Growth     Aggressive                              Cyclical   Legg Mason
                                    Strategy     Strategy   Van Kampen      Cyclical   Growth and     Value    Multi-Style
                                    Fund of      Fund of     Comstock      Growth ETF  Income ETF    Equity      Equity
                                     Fund B       Fund B    Portfolio B    Portfolio B Portfolio B Portfolio B    Fund
                                  -----------  -----------  -----------    ----------- ----------- ----------- -----------
Unit Balance at December 31, 2005   6,681,818      665,696      303,632          3,990       6,658           -     277,883
                                  ===========  ===========  ===========    =========== =========== =========== ===========
   Units Issued                     3,843,755      298,998      312,661          3,990       6,658           -       7,092
   Units Redeemed                    (598,618)     (75,438)      (9,029)             -           -           -     (66,465)
                                  -----------  -----------  -----------    ----------- ----------- ----------- -----------
Unit Balance at December 31, 2004   3,436,681      442,136            -              -           -           -     337,256
                                  ===========  ===========  ===========    =========== =========== =========== ===========
   Units Issued                     3,495,638      443,657                                                           7,805
   Units Redeemed                     (58,957)      (1,521)                                                        (75,348)
                                  -----------  -----------                                                     -----------
Unit Balance at January 1, 2004             -            -                                                         404,799
                                  ===========  ===========                                                     ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                        Russell                                          AIM
                                  --------------------------------------------------    -------------------------------------
                                   Aggressive                              Real Estate    Premier      Premier      Capital
                                     Equity      Non-U.S.    Core Bond     Securities     Equity       Equity     Appreciation
                                      Fund         Fund        Fund           Fund         Fund        Fund B         Fund
                                  -----------  -----------  -----------    -----------  -----------  -----------  ------------
Unit Balance at December 31, 2005      43,722      113,408      169,522         13,869            -                   202,445
                                  ===========  ===========  ===========    ===========  ===========               ===========
   Units Issued                         1,149        2,388        8,707            664           50                     3,032
   Units Redeemed                     (22,103)     (34,212)     (38,723)        (5,675)      (9,520)                  (35,654)
                                  -----------  -----------  -----------    -----------  -----------               -----------
Unit Balance at December 31, 2004      64,676      145,232      199,538         18,880        9,470            -      235,067
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                           641          212       12,509            457       18,564        1,246        6,623
   Units Redeemed                     (19,862)     (47,844)     (81,641)        (4,706)    (407,081)     (59,332)     (35,424)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        83,897      192,864      268,670         23,129      397,987       58,086      263,868
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                    AIM                                         Alliance
                                  ---------------------------------------  --------------------------------------------------
                                    Capital    International International   Premier      Premier     Bernstein    Bernstein
                                  Appreciation    Growth        Growth       Growth       Growth     Real Estate  Real Estate
                                     Fund B        Fund         Fund B      Portfolio   Portfolio B   Portfolio   Portfolio B
                                  ------------ ------------- ------------- -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       8,314        24,660        59,995                                      -            -
                                  ===========   ===========   ===========                            ===========  ===========
   Units Issued                           939         2,610        56,031                                  1,085       10,191
   Units Redeemed                      (3,038)       (6,308)       (4,074)                               (47,265)    (285,756)
                                  -----------   -----------   -----------                            -----------  -----------
Unit Balance at December 31, 2004      10,413        28,358         8,038            -            -       46,180      275,565
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========
   Units Issued                           226           581         2,904        2,127      138,652        3,850       96,328
   Units Redeemed                        (692)      (13,628)         (348)    (220,768)    (867,620)     (18,981)     (62,349)
                                  -----------   -----------   -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,879        41,405         5,482      218,641      728,968       61,311      241,586
                                  ===========   ===========   ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Alliance            Liberty    Goldman Sachs              Scudder II
                                  ------------------------  -----------  ------------- ------------------------------------
                                                              Newport       Growth       Dreman                     Dreman
                                   Bernstein    Bernstein   Tiger Fund,       and      High Return  Small-Cap      Small-Cap
                                   Small-Cap      Value      Variable       Income       Equity      Growth          Value
                                  Portfolio B  Portfolio B    Series         Fund       Portfolio   Portfolio      Portfolio
                                  -----------  -----------  -----------  ------------- ----------- -----------    -----------
Unit Balance at December 31, 2005                                                                       19,313              -
                                                                                                   ===========    ===========
   Units Issued                                                                                            204              -
   Units Redeemed                                                                                       (3,014)       (26,921)
                                                                                                   -----------    -----------
Unit Balance at December 31, 2004           -            -            -             -            -      22,123         26,921
                                  ===========  ===========  ===========   ===========  =========== ===========    ===========
   Units Issued                           522           78            -            57            -         346          9,009
   Units Redeemed                     (17,715)      (6,215)      (6,585)      (22,557)           -      (2,511)       (12,671)
                                  -----------  -----------  -----------   -----------  ----------- -----------    -----------
Unit Balance at January 1, 2004        17,193        6,137        6,585        22,500            -      24,288         30,583
                                  ===========  ===========  ===========   ===========  =========== ===========    ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                   Scudder II                                      MFS
                                  -----------  ---------------------------------------------------------------------------
                                   Government                                          Emerging     Emerging       High
                                   Securities     Bond       Research     Research      Growth       Growth       Income
                                   Portfolio     Series       Series      Series B      Series      Series B      Series
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005      20,702                                                                            -
                                  ===========                                                                  ===========
   Units Issued                           573                                                                        1,401
   Units Redeemed                     (10,689)                                                                     (28,280)
                                  -----------                                                                  -----------
Unit Balance at December 31, 2004      30,818            -           -            -            -            -       26,879
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========
   Units Issued                           750            -         106            -          334          185        1,115
   Units Redeemed                     (26,313)           -     (68,056)      (4,306)     (52,400)      (3,010)     (16,831)
                                  -----------  ----------- -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        56,381            -      67,950        4,306       52,066        2,825       42,595
                                  ===========  =========== ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             MFS
                                  -----------------------------------------------------------------------------------------
                                      High      Strategic    Strategic    Investors    Investors       New          New
                                     Income      Income       Income        Trust        Trust      Discovery    Discovery
                                    Series B     Series      Series B      Series      Series B      Series      Series B
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                      -      115,816            -            -
                                  ===========                            ===========  ===========  ===========  ===========
   Units Issued                        15,658                                    210        1,732        3,045       28,982
   Units Redeemed                    (372,372)                              (125,743)     (23,986)     (50,011)    (706,414)
                                  -----------                            -----------  -----------  -----------  -----------
Unit Balance at December 31, 2004     356,714            -            -      125,533      138,070       46,966      677,432
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                       107,961           63        6,345        2,916        3,268        4,386      211,890
   Units Redeemed                     (37,034)     (12,254)     (59,661)     (27,173)     (35,619)     (12,177)     (69,637)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004       285,787       12,191       53,316      149,790      170,421       54,757      535,179
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                                              Harris                        MFS          MFS          MFS
                                     Davis        Davis       Oakmark     Jennison       Investors      Total        Total
                                    Venture      Venture      Focused      Growth          Trust        Return       Return
                                    Value A      Value E      Value B    Portfolio B     Series B      Series A     Series B
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2005       5,405    2,466,071      638,062      913,032        411,016       18,317      271,749
                                  ===========  ===========  ===========  ===========    ===========  ===========  ===========
   Units Issued                         1,132      673,473      105,143      369,750         10,293        5,081       75,595
   Units Redeemed                      (1,185)    (583,385)    (224,249)    (342,159)       (93,856)      (1,054)     (30,081)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at December 31, 2004       5,458    2,375,983      757,168      885,441        494,579       14,290      226,235
                                  ===========  ===========  ===========  ===========    ===========  ===========  ===========
   Units Issued                         2,975    1,808,347      495,938      725,437        132,276        6,101      137,494
   Units Redeemed                        (159)    (982,678)    (574,555)    (584,653)       (89,153)      (1,367)     (29,254)
                                  -----------  -----------  -----------  -----------    -----------  -----------  -----------
Unit Balance at January 1, 2004         2,642    1,550,314      835,785      744,657        451,456        9,556      117,995
                                  ===========  ===========  ===========  ===========    ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                           MetLife
                                  -----------------------------------------------------------------------------------------
                                    Capital      Capital                                  Putnam      BlackRock    BlackRock
                                   Guardian     Guardian        MFS     Met/Putnam     International    Money        Money
                                  U.S. Equity  U.S. Equity   Research     Voyager          Stock       Market       Market
                                   Series A     Series B     Mangers B  Portfolio B     Portfolio B   Portfolio   Portfolio B
                                  -----------  -----------  ----------- -----------    ------------- -----------  -----------
Unit Balance at December 31, 2005     675,865      562,184                        -         105,927      104,958      986,244
                                  ===========  ===========              ===========     ===========  ===========  ===========
   Units Issued                        14,143      210,779                   31,896           7,672       61,910    2,007,225
   Units Redeemed                    (230,571)     (49,403)                (113,275)        (30,919)     (80,435)  (1,020,981)
                                  -----------  -----------              -----------     -----------  -----------  -----------
Unit Balance at December 31, 2004     892,293      400,808            -      81,379         129,174      123,483            -
                                  ===========  ===========  =========== ===========     ===========  ===========  ===========
   Units Issued                       908,311      322,639            -      72,862          37,921       50,710
   Units Redeemed                     (28,617)     (40,280)           -      (3,392)        (18,284)    (104,733)
                                  -----------  -----------  ----------- -----------     -----------  -----------
Unit Balance at January 1, 2004        12,599      118,449            -      11,909         109,537      177,506
                                  ===========  ===========  =========== ===========     ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  ----------------------------------------------------------------------------------
                                                            BlackRock    BlackRock    BlackRock        Franklin
                                     Stock       Stock        Bond         Bond       Strategic       Templeton
                                     Index       Index       Income       Income        Value         Small-Cap
                                   Portfolio  Portfolio B   Portfolio   Portfolio B  Portfolio B  Growth Portfolio B
                                  ----------- -----------  -----------  -----------  -----------  ------------------
Unit Balance at December 31, 2005       6,872     885,892       15,209       26,458       30,746         173,044
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                         6,872     175,405        1,403       29,191       16,650         177,786
   Units Redeemed                           -    (180,408)      (2,040)      (7,548)      (7,940)        (19,183)
                                  ----------- -----------  -----------  -----------  -----------     -----------
Unit Balance at December 31, 2004           -     890,895       15,846        4,815       22,036          14,441
                                  =========== ===========  ===========  ===========  ===========     ===========
   Units Issued                                   448,645       20,006        4,818       22,676          14,900
   Units Redeemed                                (166,002)      (4,160)          (3)        (640)           (459)
                                              -----------  -----------  -----------  -----------     -----------
Unit Balance at January 1, 2004                   608,252            -            -            -               -
                                              ===========  ===========  ===========  ===========     ===========

                                  --------------
                                     Salomon
                                     Brothers
                                    Strategic
                                  Bond Portfolio
                                  --------------
Unit Balance at December 31, 2005        4,607
                                   ===========
   Units Issued                            265
   Units Redeemed                       (3,635)
                                   -----------
Unit Balance at December 31, 2004        7,977
                                   ===========
   Units Issued                          9,184
   Units Redeemed                       (1,207)
                                   -----------
Unit Balance at January 1, 2004              -
                                   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                               MetLife
                                  --------------------------------------------------------------------------------------
                                      Salomon          Salomon       T. Rowe      T. Rowe        T. Rowe      T. Rowe
                                      Brothers        Brothers        Price        Price          Price        Price
                                     Strategic     U.S. Government  Small-Cap    Small-Cap      Large-Cap    Large-Cap
                                  Bond Portfolio B   Portfolio B    Portfolio   Portfolio B     Portfolio   Portfolio B
                                  ---------------- --------------- -----------  -----------    -----------  -----------
Unit Balance at December 31, 2005        44,115            2,161        35,933       50,518         77,598      261,114
                                    ===========      ===========   ===========  ===========    ===========  ===========
   Units Issued                           8,380            2,161         3,934        1,019          8,787      153,233
   Units Redeemed                        (6,538)               -        (4,016)     (14,125)       (14,091)     (32,364)
                                    -----------      -----------   -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004        42,273                -        36,015       63,624         82,902      140,245
                                    ===========      ===========   ===========  ===========    ===========  ===========
   Units Issued                          50,407                         40,608       76,946         87,847      142,408
   Units Redeemed                        (8,134)                        (4,593)     (13,322)        (4,945)      (2,163)
                                    -----------                    -----------  -----------    -----------  -----------
Unit Balance at January 1, 2004               -                              -            -              -            -
                                    ===========                    ===========  ===========    ===========  ===========

                                  ----------
                                  Oppenheimer
                                    Global
                                    Equity
                                  Portfolio B
                                  -----------
Unit Balance at December 31, 2005      25,536
                                  ===========
   Units Issued                        25,733
   Units Redeemed                        (197)
                                  -----------
Unit Balance at December 31, 2004           -
                                  ===========
   Units Issued
   Units Redeemed

Unit Balance at January 1, 2004


                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                            Oppenheimer                                     Putnam
                                  ---------------------------------------------------------------  ------------------------
                                               Main Street                                            Growth       Growth
                                    Capital    Growth and       High                   Strategic       and          and
                                  Appreciation   Income        Income        Bond        Bond         Income       Income
                                      Fund        Fund          Fund         Fund        Fund          Fund        Fund B
                                  ------------ -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005           -                                                           79,914       57,422
                                  ===========                                                      ===========  ===========
   Units Issued                            45                                                            2,221        8,601
   Units Redeemed                     (17,618)                                                         (18,583)      (4,865)
                                  -----------                                                      -----------  -----------
Unit Balance at December 31, 2004      17,573            -            -            -            -       96,276       53,686
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                            68          210           76          575            -        2,618       21,986
   Units Redeemed                      (8,638)     (40,230)     (22,027)     (79,222)     (10,260)     (31,394)     (16,886)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        26,143       40,020       21,951       78,647       10,260      125,052       48,586
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                             Putnam
                                  --------------------------------------------------------------------------------------------
                                                                                                                  International
                                      New          New                                International International      New
                                     Value        Value        Vista        Vista        Growth        Equity     Opportunities
                                     Fund         Fund B       Fund         Fund B        Fund         Fund B         Fund
                                  -----------  -----------  -----------  -----------  ------------- ------------- -------------
Unit Balance at December 31, 2005                                31,552        1,776             -             -
                                                            ===========  ===========   ===========   ===========
   Units Issued                                                     751            -             8           360
   Units Redeemed                                                (7,682)        (777)      (75,283)     (267,527)
                                                            -----------  -----------   -----------   -----------
Unit Balance at December 31, 2004           -            -       38,483        2,553        75,275       267,167             -
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========
   Units Issued                             -            -        2,473            -         1,781        13,221             4
   Units Redeemed                      (7,034)      (4,322)     (10,657)         (47)      (24,015)      (83,565)      (17,645)
                                  -----------  -----------  -----------  -----------   -----------   -----------   -----------
Unit Balance at January 1, 2004         7,034        4,322       46,667        2,600        97,509       337,511        17,641
                                  ===========  ===========  ===========  ===========   ===========   ===========   ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                            Putnam                                      Templeton
                                  -------------------------  ---------------------------------------------------------------
                                  International                 Global       Global
                                       New         Equity       Income       Income     Franklin     Franklin       Growth
                                  Opportunities    Income     Securities   Securities   Small-Cap    Small-Cap    Securities
                                     Fund B        Fund B        Fund        Fund B       Fund        Fund B         Fund
                                  ------------- -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005                   208,518                                                           15,640
                                                ===========                                                      ===========
   Units Issued                                      93,149                                                                -
   Units Redeemed                                   (15,007)                                                          (1,830)
                                                -----------                                                      -----------
Unit Balance at December 31, 2004            -      130,376            -            -            -            -       17,470
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                             35      112,244            -            -           98       14,557            9
   Units Redeemed                       (3,387)      (6,650)      (4,340)        (626)     (44,908)     (80,558)        (701)
                                   -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004          3,352       24,782        4,340          626       44,810       66,001       18,162
                                   ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                                          Templeton
                                  -----------------------------------------------------------------------------------------
                                                                            Developing   Developing     Mutual       Mutual
                                     Growth      Foreign      Foreign        Markets      Markets       Share        Share
                                   Securities   Securities   Securities     Securities   Securities   Securities   Securities
                                     Fund B        Fund        Fund B          Fund        Fund B        Fund        Fund B
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at December 31, 2005       5,402       59,307      269,382         25,079      328,572
                                  ===========  ===========  ===========    ===========  ===========
   Units Issued                             -        5,611       77,589          1,860      103,788
   Units Redeemed                      (2,334)     (13,920)     (38,065)        (9,923)     (58,222)
                                  -----------  -----------  -----------    -----------  -----------
Unit Balance at December 31, 2004       7,736       67,616      229,858         33,142      283,006            -            -
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========
   Units Issued                             -        2,753      149,138            897      109,379        5,660        6,045
   Units Redeemed                      (2,267)     (19,338)     (27,263)        (9,366)     (42,341)     (32,832)    (127,226)
                                  -----------  -----------  -----------    -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        10,003       84,201      107,983         41,611      215,968       27,172      121,181
                                  ===========  ===========  ===========    ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                          Templeton                                     Fidelity
                                  ------------------------  ----------------------------------------------------------------
                                   Franklin     Franklin
                                   Large-Cap    Large-Cap                                               Growth      Growth and
                                    Growth       Growth       Growth         Growth      Contrafund  Opportunities    Income
                                     Fund        Fund B      Portfolio     Portfolio B   Portfolio     Portfolio    Portfolio
                                  -----------  -----------  -----------    -----------  -----------  ------------- -----------
Unit Balance at December 31, 2005                                 3,813        363,370            -         1,463        3,675
                                                            ===========    ===========  ===========   ===========  ===========
   Units Issued                                                     172        142,422           17            30          194
   Units Redeemed                                                  (475)       (32,285)      (3,029)         (217)        (269)
                                                            -----------    -----------  -----------   -----------  -----------
Unit Balance at December 31, 2004           -            -        4,116        253,233        3,012         1,650        3,750
                                  ===========  ===========  ===========    ===========  ===========   ===========  ===========
   Units Issued                           120           22          681        190,840          106            14          258
   Units Redeemed                     (49,149)     (25,336)      (3,819)       (26,186)        (155)          (82)      (1,921)
                                  -----------  -----------  -----------    -----------  -----------   -----------  -----------
Unit Balance at January 1, 2004        49,029       25,314        7,254         88,579        3,061         1,718        5,413
                                  ===========  ===========  ===========    ===========  ===========   ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                 Fidelity                           American Century               Dreyfus
                                  -------------------------------------  --------------------------------------  -----------
                                    Equity       Equity        High       Income and                                Stock
                                    Income       Income       Income        Growth    International    Value        Index
                                   Portfolio   Portfolio B  Portfolio B      Fund         Fund         Fund         Fund
                                  -----------  -----------  -----------  -----------  ------------- -----------  -----------
Unit Balance at December 31, 2005         582       30,136            -                                                    -
                                  ===========  ===========  ===========                                          ===========
   Units Issued                             -        5,647           11                                                    -
   Units Redeemed                        (269)      (6,705)      (7,646)                                              (8,251)
                                  -----------  -----------  -----------                                          -----------
Unit Balance at December 31, 2004         851       31,194        7,635            -             -            -        8,251
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========
   Units Issued                           307       11,838        3,982       31,396            14          352            -
   Units Redeemed                        (120)        (959)      (1,664)    (807,175)      (15,018)    (130,193)      (3,029)
                                  -----------  -----------  -----------  -----------   -----------  -----------  -----------
Unit Balance at January 1, 2004           664       20,315        5,317      775,779        15,004      129,841       11,280
                                  ===========  ===========  ===========  ===========   ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                              Dreyfus                                       INVESCO
                                  ---------------------------------------------------------------  ------------------------
                                     Stock     Disciplined  Disciplined    Capital      Capital                    High
                                     Index        Stock        Stock     Appreciation Appreciation   Dynamics      Yield
                                     Fund B     Portfolio   Portfolio B   Portfolio   Portfolio B      Fund        Fund
                                  -----------  -----------  -----------  ------------ ------------ -----------  -----------
Unit Balance at December 31, 2005           -
                                  ===========
   Units Issued                            67
   Units Redeemed                     (47,268)
                                  -----------
Unit Balance at December 31, 2004      47,201            -            -            -            -            -            -
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========
   Units Issued                           500            -            -          341       12,483       15,328           20
   Units Redeemed                     (12,116)      (2,847)      (5,366)     (20,929)    (227,884)    (397,390)     (24,072)
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Unit Balance at January 1, 2004        58,817        2,847        5,366       20,588      215,401      382,062       24,052
                                  ===========  ===========  ===========  ===========  ===========  ===========  ===========

                                                                    (Continued)

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
Notes to Financial Statements

(6) CHANGES IN UNITS OUTSTANDING, CONTINUED:

                                                         PIMCO                                   Scudder I
                                  --------------------------------------------------    --------------------------
                                                             StocksPLUS
                                     High          Low         Growth         Total
                                     Yield      Duration     and Income      Return     International International
                                   Portfolio    Portfolio    Portfolio      Portfolio     Portfolio    Portfolio B
                                  -----------  -----------  -----------    -----------  ------------- -------------
Unit Balance at December 31, 2005      65,343       45,882       24,691        215,346
                                  ===========  ===========  ===========    ===========
   Units Issued                        46,456        2,742          648         14,766
   Units Redeemed                     (36,422)      (3,201)      (3,447)       (37,768)
                                  -----------  -----------  -----------    -----------
Unit Balance at December 31, 2004      55,309       46,341       27,490        238,348             -             -
                                  ===========  ===========  ===========    ===========   ===========   ===========
   Units Issued                        27,985       26,340        2,971         36,424             8         7,212
   Units Redeemed                     (21,357)     (24,001)        (865)       (37,825)      (15,520)     (152,693)
                                  -----------  -----------  -----------    -----------   -----------   -----------
Unit Balance at January 1, 2004        48,681       44,002       25,384        239,749        15,512       145,481
                                  ===========  ===========  ===========    ===========   ===========   ===========

(7) SUBSEQUENT EVENT
   On November 9, 2006, MLIOC merged with and into MetLife Investors Insurance Company ("MLI"). Upon consummation of the merger, MLIOC's separate corporate existence ceased by operation of law, and MLI assumed legal ownership of all the assets of MLIOC, including the Separate Account and its assets. As a result of the merger, MLI also has become responsible for all of MLIOC's liabilities and obligations, including those created under Contracts initially issued by MLIOC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of MLI, and each Owner thereof has become a contract holder of MLI.

                                                                    (Concluded)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS


MetLife Investors Variable Annuity Account Five sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table displays the financial information for each sub-account offered by the various products in the Separate Account in ranges of lowest to highest values:

                                                                                    Met Investors
                              -------------------------------------------------------------------------------
                                  Lord Abbett          Lord Abbett         Lord Abbett        Lord Abbett
                                  Growth and           Growth and             Bond               Bond
                                    Income               Income             Debenture          Debenture
                                   Portfolio           Portfolio B          Portfolio         Portfolio B
                              -------------------- -------------------- ------------------ ------------------
December 31, 2005
  Units                                  1,231,925            1,046,799            463,506          1,364,065
  Unit Fair Value, Lowest to
   Highest/1/                     $53.80 to $46.18     $52.55 to $47.57   $12.90 to $16.74   $18.12 to $16.76
  Net Assets (In Thousands)                $58,784              $51,086             $7,961            $23,433
  Investment Income Ratio to
   Net Assets/2/                             1.03%                0.84%              4.06%              4.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                       2.80% to 1.83%       2.62% to 1.00%     0.95% to 0.00%   0.74% to (0.86%)
December 31, 2004
  Units                                  1,477,917            1,077,514            571,358          1,336,262
  Unit Fair Value, Lowest to
   Highest/1/                     $45.35 to $52.34     $51.21 to $47.10   $12.78 to $16.74   $17.98 to $16.91
  Net Assets (In Thousands)                $69,072              $51,454             $9,797            $22,863
  Investment Income Ratio to
   Net Assets/2/                             0.48%                0.36%              3.02%              3.05%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.75% to 2.35%     0.85% to 1.80%     0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                     11.97% to 10.90%     11.26% to 10.02%     7.51% to 6.49%     7.00% to 5.65%
December 31, 2003
  Units                                  1,473,075              924,447            722,054          1,264,841
  Unit Fair Value, Lowest to
   Highest/1/                     $12.36 to $43.37     $43.71 to $42.81   $11.88 to $16.21   $16.34 to $16.00
  Net Assets (In Thousands)                $61,997              $39,697            $11,588            $20,280
  Investment Income Ratio to
   Net Assets/2/                             0.97%                0.78%              1.71%              2.55%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.35%     0.85% to 1.40%     0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                     29.95% to 29.24%     29.63% to 23.90%   18.51% to 17.86%    18.15% to 8.88%
December 31, 2002
  Units                                  1,206,060              450,427            747,689            430,647
  Unit Fair Value, Lowest to
   Highest/1/                      $9.51 to $33.56     $33.02 to $33.72   $10.03 to $13.76   $13.54 to $13.83
  Net Assets (In Thousands)                $39,226              $15,041            $10,183             $5,894
  Investment Income Ratio to
   Net Assets/2/                             0.87%                1.54%              9.14%              5.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                 (19.09%) to (18.64%) (19.94%) to (18.81%) (1.77%) to (1.23%) (2.79%) to (1.42%)
December 31, 2001
  Units                                  1,349,730              101,107            881,521             74,477
  Unit Fair Value, Lowest to
   Highest/1/                     $11.69 to $41.48     $41.18 to $41.54   $10.15 to $14.00   $13.91 to $14.03
  Net Assets (In Thousands)                $54,575               $4,186            $12,249             $1,042
  Investment Income Ratio to
   Net Assets/2/                             0.91%                0.21%              8.08%              2.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 2.25%     0.85% to 1.40%     0.85% to 2.25%
  Total Return, Lowest to
   Highest/4/                   (7.04%) to (6.52%)   (8.09%) to (6.79%)     2.34% to 2.90%     1.17% to 2.61%

                              ------------------------------------------
                                  Lord Abbett          Lord Abbett
                                    Growth               Growth
                                  Opportunity          Opportunity
                                   Portfolio           Portfolio B
                              -------------------- --------------------
December 31, 2005
  Units                                    150,720              278,359
  Unit Fair Value, Lowest to
   Highest/1/                     $10.45 to $10.19      $10.38 to $9.82
  Net Assets (In Thousands)                 $1,536               $2,831
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       3.83% to 3.26%       3.80% to 2.62%
December 31, 2004
  Units                                    175,877              229,513
  Unit Fair Value, Lowest to
   Highest/1/                      $10.07 to $9.87      $10.00 to $9.57
  Net Assets (In Thousands)                 $1,737               $2,255
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     11.80% to 11.19%     11.52% to 10.67%
December 31, 2003
  Units                                    194,968              210,859
  Unit Fair Value, Lowest to
   Highest/1/                       $9.01 to $8.87       $8.93 to $8.70
  Net Assets (In Thousands)                 $1,731               $1,861
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     35.28% to 34.54%     34.56% to 33.29%
December 31, 2002
  Units                                     14,456              115,356
  Unit Fair Value, Lowest to
   Highest/1/                       $6.60 to $6.66       $6.53 to $6.63
  Net Assets (In Thousands)                    $96                 $760
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (25.30%) to (24.89%) (25.76%) to (25.05%)
December 31, 2001
  Units                                     11,830               34,744
  Unit Fair Value, Lowest to
   Highest/1/                       $8.83 to $8.86       $8.79 to $8.85
  Net Assets (In Thousands)                   $104                 $307
  Investment Income Ratio to
   Net Assets/2/                             0.00%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (8.40%) to (8.07%)       4.99% to 5.78%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          Met Investors
                                      -------------------------------------------------------------------------------
                                          Lord Abbett          Lord Abbett        Lord Abbett        Lord Abbett
                                            Mid-Cap              Mid-Cap           America's         Developing
                                             Value                Value              Value             Growth
                                           Portfolio           Portfolio B        Portfolio B         Portfolio
                                      -------------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                            276,077              706,363          433,986
  Unit Fair Value, Lowest to
   Highest/1/                             $24.99 to $24.65     $26.45 to $24.02 $14.52 to $14.08
  Net Assets (In Thousands)                         $7,027              $17,930           $6,253
  Investment Income Ratio to Net
   Assets/2/                                         0.55%                0.49%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/        7.36% to 6.35%       7.24% to 6.02%   3.17% to 2.00%

December 31, 2004
  Units                                            312,762              573,559          217,354
  Unit Fair Value, Lowest to
   Highest/1/                             $23.28 to $23.17     $24.66 to $22.66 $14.07 to $13.81
  Net Assets (In Thousands)                         $7,458              $13,631           $3,041
  Investment Income Ratio to Net
   Assets/2/                                         0.54%                0.46%            3.63%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%       0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/      23.77% to 22.59%     17.01% to 16.12% 13.50% to 15.51%

December 31, 2003
  Units                                            264,080              414,631           44,618
  Unit Fair Value, Lowest to
   Highest/1/                             $18.81 to $19.45     $19.60 to $19.11 $12.04 to $11.96
  Net Assets (In Thousands)                         $5,128               $8,021             $536
  Investment Income Ratio to Net
   Assets/2/                                         0.69%                0.74%            4.98%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%   0.85% to 1.80%
  Total Return, Lowest to Highest/4/      25.09% to 24.41%     24.81% to 23.63% 20.37% to 19.61%

December 31, 2002
  Units                                            280,337              249,099                               176,243
  Unit Fair Value, Lowest to
   Highest/1/                             $15.03 to $15.63     $15.46 to $15.71                        $4.97 to $7.44
  Net Assets (In Thousands)                         $4,375               $3,882                                $1,298
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.68%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (10.57%) to (10.08%) (11.20%) to (10.35%)                  (29.98%) to (29.59%)

December 31, 2001
  Units                                            241,389               71,645                               218,271
  Unit Fair Value, Lowest to
   Highest/1/                             $16.72 to $17.48     $17.41 to $17.52                       $7.05 to $10.63
  Net Assets (In Thousands)                         $4,212               $1,251                                $2,309
  Investment Income Ratio to Net
   Assets/2/                                         0.48%                0.11%                                 0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.40%       0.85% to 1.80%                        0.85% to 1.40%
  Total Return, Lowest to Highest/4/        6.58% to 7.17%       5.98% to 6.99%                    (8.14%) to (7.63%)

                                      --------------------------------------
                                          Lord Abbett         JP Morgan
                                          Developing           Quality
                                            Growth              Bond
                                          Portfolio B         Portfolio
                                      -------------------- ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             455,059
  Unit Fair Value, Lowest to
   Highest/1/                                              $13.01 to $14.78
  Net Assets (In Thousands)                                          $6,710
  Investment Income Ratio to Net
   Assets/2/                                                          3.56%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                          0.85% to 1.40%
  Total Return, Lowest to Highest/4/                         3.11% to 2.55%

December 31, 2002
  Units                                             43,484          564,014
  Unit Fair Value, Lowest to
   Highest/1/                               $7.36 to $7.48 $12.62 to $14.41
  Net Assets (In Thousands)                           $323           $8,115
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/  (30.40%) to (29.74%)   7.44% to 8.03%

December 31, 2001
  Units                                             11,841          606,269
  Unit Fair Value, Lowest to
   Highest/1/                             $10.58 to $10.64 $11.68 to $13.41
  Net Assets (In Thousands)                           $126           $8,129
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            4.73%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    (8.74%) to (7.87%)   5.56% to 6.17%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                    Met Investors
                              -------------------------------------------------------------------------------

                                 JP Morgan          JP Morgan            JP Morgan            JP Morgan
                                  Quality             Select               Select             Enhanced
                              Bond Portfolio B   Equity Portfolio    Equity Portfolio B    Index Portfolio
                              ---------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                330,145              728,149               40,804
  Unit Fair Value, Lowest to
   Highest/1/                 $14.90 to $14.52      $9.03 to $15.21     $15.32 to $14.94
  Net Assets (In Thousands)             $4,846              $11,032                 $618
  Investment Income Ratio to
   Net Assets/2/                         4.93%                0.60%                0.43%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   2.88% to 1.91%     32.37% to 31.64%     32.07% to 30.83%

December 31, 2002
  Units                                196,386              838,784               43,054            1,124,941
  Unit Fair Value, Lowest to
   Highest/1/                 $14.25 to $14.48      $6.82 to $11.55     $11.42 to $11.60      $6.15 to $12.71
  Net Assets (In Thousands)             $2,818               $9,658                 $496              $14,199
  Investment Income Ratio to
   Net Assets/2/                         7.86%                0.57%                0.70%                0.84%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   6.66% to 7.67% (26.68%) to (26.28%) (27.15%) to (26.46%) (26.00%) to (25.59%)

December 31, 2001
  Units                                 41,011            1,080,409               30,247            1,484,963
  Unit Fair Value, Lowest to
   Highest/1/                 $13.36 to $13.45      $9.25 to $15.75     $15.67 to $15.77      $8.27 to $17.18
  Net Assets (In Thousands)               $550              $16,948                 $476              $25,355
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of               0.99%                0.48%                0.17%                0.82%
  Average Net Assets, Lowest
   to Highest/3/                0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                   4.92% to 5.93%   (7.33%) to (6.82%)   (8.01%) to (7.13%) (12.65%) to (12.16%)

                              ------------------------------------------

                                   JP Morgan            JP Morgan
                                   Enhanced           International
                               Index Portfolio B     Equity Portfolio
                              -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2002
  Units                                     28,934              546,459
  Unit Fair Value, Lowest to
   Highest/1/                     $12.57 to $12.77       $5.30 to $8.69
  Net Assets (In Thousands)                   $367               $4,720
  Investment Income Ratio to
   Net Assets/2/                             1.27%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (26.46%) to (25.75%) (17.52%) to (17.07%)

December 31, 2001
  Units                                     13,343              764,580
  Unit Fair Value, Lowest to
   Highest/1/                     $17.09 to $17.20      $6.39 to $10.54
  Net Assets (In Thousands)                   $229               $8,016
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of                   0.29%                1.30%
  Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.80%       0.85% to 1.40%
  Total Return, Lowest to
   Highest/4/                 (13.23%) to (12.40%) (21.44%) to (21.01%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                  -----------------------------------------------------------------------------------
                                       JP Morgan                                Met/Putnam           Met/Putnam
                                     International         Met/Putnam             Capital              Capital
                                        Equity              Research           Opportunities        Opportunities
                                      Portfolio B          Portfolio B           Portfolio           Portfolio B
                                  -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                                                                  255,463               30,510
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $8.42 to $17.91     $16.94 to $15.16
  Net Assets (In Thousands)                                                               $4,523                 $543
  Investment Income Ratio to Net
   Assets/2/                                                                               0.27%                0.16%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                     9.15% to 8.56%       8.97% to 7.73%

December 31, 2004
  Units                                                                                  328,339               28,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                    $7.71 to $16.50     $14.07 to $15.54
  Net Assets (In Thousands)                                                               $5,369                 $465
  Investment Income Ratio to Net
   Assets/2/                                                                               0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                                                  0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                   17.53% to 16.89%      28.28% to 6.29%

December 31, 2003
  Units                                                             313,112              410,336               28,266
  Unit Fair Value, Lowest to
   Highest/1/                                                $7.73 to $7.67      $6.56 to $14.12     $14.22 to $13.87
  Net Assets (In Thousands)                                          $2,398               $5,750                 $397
  Investment Income Ratio to Net
   Assets/2/                                                          0.00%                0.00%                0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                             1.30% to 2.35%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                                              20.26% to 19.42%     27.64% to 26.94%     27.19% to 25.99%

December 31, 2002
  Units                                          6,305              104,003              471,470               27,938
  Unit Fair Value, Lowest to
   Highest/1/                           $8.59 to $8.73       $6.22 to $6.30      $5.14 to $11.12     $11.01 to $11.18
  Net Assets (In Thousands)                        $55                 $651               $5,210                 $310
  Investment Income Ratio to Net
   Assets/2/                                     0.00%                0.70%                0.08%                0.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (18.00%) to (17.22%) (22.58%) to (21.91%) (22.15%) to (21.72%) (22.60%) to (21.86%)

December 31, 2001
  Units                                          2,001               17,867              585,745                6,700
  Unit Fair Value, Lowest to
   Highest/1/                         $10.48 to $10.55       $8.03 to $8.07      $6.57 to $14.28     $14.22 to $14.31
  Net Assets (In Thousands)                        $21                 $142               $8,324                  $96
  Investment Income Ratio to Net
   Assets/2/                                     0.41%                0.72%                0.17%                0.03%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%       1.40% to 2.25%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (22.00%) to (21.25%)   (3.99%) to (3.35%)   (9.73%) to (9.23%)  (10.27%) to (9.41%)

                                  ----------------------------------
                                  Oppenheimer      Oppenheimer
                                    Capital          Capital
                                  Appreciation     Appreciation
                                   Portfolio       Portfolio B
                                  ------------ --------------------
December 31, 2005
  Units                             190,414               1,662,013
  Unit Fair Value, Lowest to
   Highest/1/                        $10.60          $8.91 to $8.41
  Net Assets (In Thousands)          $2,018                 $14,175
  Investment Income Ratio to Net
   Assets/2/                          0.08%                   0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                         3.54%          3.93% to 2.29%

December 31, 2004
  Units                              89,775               2,151,767
  Unit Fair Value, Lowest to
   Highest/1/                        $10.24          $8.37 to $8.22
  Net Assets (In Thousands)            $919                 $17,810
  Investment Income Ratio to Net
   Assets/2/                          4.93%                   3.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                      1.40%          1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                         5.21%          6.26% to 3.93%

December 31, 2003
  Units                                                   1,646,831
  Unit Fair Value, Lowest to
   Highest/1/                                        $7.97 to $7.91
  Net Assets (In Thousands)                                 $13,019
  Investment Income Ratio to Net
   Assets/2/                                                  0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                                      21.75% to 20.90%

December 31, 2002
  Units                                                     422,075
  Unit Fair Value, Lowest to
   Highest/1/                                        $6.21 to $6.28
  Net Assets (In Thousands)                                  $2,639
  Investment Income Ratio to Net
   Assets/2/                                                  0.01%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                  (26.41%) to (25.78%)

December 31, 2001
  Units                                                      20,951
  Unit Fair Value, Lowest to
   Highest/1/                                        $8.42 to $8.47
  Net Assets (In Thousands)                                    $177
  Investment Income Ratio to Net
   Assets/2/                                                  0.08%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                                    (3.49%) to (2.85%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                                                 PIMCO         Janus           Janus              PIMCO
                                               Money           Inflation     Aggressive     Aggressive            Total
                                              Market           Protected       Growth         Growth              Return
                                            Portfolio B     Bond Portfolio B Portfolio      Portfolio B       Bond Portfolio
                                         ------------------ ---------------- ---------- -------------------- ----------------
December 31, 2005
  Units                                                            1,139,393  167,265              1,546,320          377,259
  Unit Fair Value, Lowest to Highest/1/                     $11.25 to $10.93   $11.10         $8.06 to $7.84 $12.68 to $12.34
  Net Assets (In Thousands)                                          $12,668   $1,857                $12,324           $4,656
  Investment Income Ratio to Net
   Assets/2/                                                           0.00%    0.00%                  0.00%            0.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                        0.08% to (0.96%)   12.27%       12.11% to 10.95%   1.60% to 1.04%

December 31, 2004
  Units                                             945,457        1,298,329  207,451              1,926,130          433,047
  Unit Fair Value, Lowest to Highest/1/     $10.20 to $9.79 $11.24 to $11.04    $9.89         $7.19 to $7.06 $12.48 to $12.21
  Net Assets (In Thousands)                          $9,317          $14,486   $2,052                $13,736           $5,291
  Investment Income Ratio to Net
   Assets/2/                                          0.66%            5.15%    0.00%                  0.00%            1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.75% to 2.35%   1.30% to 2.35%    1.40%         1.30% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/       0.02% to (1.70%)   7.60% to 6.47%    7.30%         8.75% to 5.92%   4.36% to 3.78%

December 31, 2003
  Units                                             994,912          987,643                         813,652
  Unit Fair Value, Lowest to Highest/1/     $10.17 to $9.96 $10.44 to $10.37                  $6.72 to $6.67
  Net Assets (In Thousands)                          $9,901          $10,285                          $5,421
  Investment Income Ratio to Net
   Assets/2/                                          0.39%            0.77%                           0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.35%   1.30% to 2.35%                  1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (0.42%) to (1.33%)   4.43% to 3.70%                22.00% to 21.15%

December 31, 2002
  Units                                             598,780                                          174,539
  Unit Fair Value, Lowest to Highest/1/    $10.00 to $10.21                                   $5.14 to $5.20
  Net Assets (In Thousands)                          $6,031                                             $903
  Investment Income Ratio to Net
   Assets/2/                                          0.87%                                            0.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/       (1.15%) to 0.24%                             (29.44%) to (28.84%)

December 31, 2001
  Units                                             111,815                                            5,742
  Unit Fair Value, Lowest to Highest/1/    $10.10 to $10.19                                   $7.27 to $7.31
  Net Assets (In Thousands)                          $1,132                                              $42
  Investment Income Ratio to Net
   Assets/2/                                          0.67%                                            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/              0.85% to 2.25%                                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/         0.67% to 1.66%                              (10.51%) to (9.91%)

                                         -----------------
                                              PIMCO
                                              Total
                                              Return
                                         Bond Portfolio B
                                         ----------------
December 31, 2005
  Units                                         2,614,749
  Unit Fair Value, Lowest to Highest/1/  $12.59 to $11.89
  Net Assets (In Thousands)                       $31,651
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/     1.49% to (0.12%)

December 31, 2004
  Units                                         2,693,428
  Unit Fair Value, Lowest to Highest/1/  $12.40 to $11.90
  Net Assets (In Thousands)                       $32,347
  Investment Income Ratio to Net
   Assets/2/                                        6.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%
  Total Return, Lowest to Highest/4/       4.10% to 2.54%

December 31, 2003
  Units                                         1,932,340
  Unit Fair Value, Lowest to Highest/1/  $11.69 to $11.61
  Net Assets (In Thousands)                       $22,410
  Investment Income Ratio to Net
   Assets/2/                                        1.64%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/     0.64% to (0.06%)

December 31, 2002
  Units                                           619,041
  Unit Fair Value, Lowest to Highest/1/  $11.22 to $11.36
  Net Assets (In Thousands)                        $6,997
  Investment Income Ratio to Net
   Assets/2/                                        0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       6.86% to 7.77%

December 31, 2001
  Units                                             7,235
  Unit Fair Value, Lowest to Highest/1/  $10.48 to $10.54
  Net Assets (In Thousands)                           $76
  Investment Income Ratio to Net
   Assets/2/                                        1.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.40% to 2.25%
  Total Return, Lowest to Highest/4/       3.18% to 3.87%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                   Met Investors
                               ------------------------------------------------------------------------------------------------
                                       RCM              T. Rowe            T. Rowe              MFS                MFS
                                     Global              Price              Price            Research           Research
                                   Technology           Mid-Cap            Mid-Cap         International      International
                                   Portfolio B      Growth Portfolio  Growth Portfolio B     Portfolio         Portfolio B
                               -------------------- ---------------- -------------------- ---------------- --------------------
December 31, 2005
  Units                                     219,715          270,568            1,537,676          338,829            1,266,878
  Unit Fair Value, Lowest to
   Highest/1/                        $4.76 to $4.63   $8.15 to $7.99       $8.30 to $7.84 $18.32 to $12.72     $13.26 to $12.53
  Net Assets (In Thousands)                  $1,031           $2,190              $12,242           $6,083              $16,162
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.56%                0.40%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.75% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                        9.59% to 8.44% 13.28% to 12.83%     13.77% to 11.97% 15.78% to 14.69%     15.55% to 13.73%

December 31, 2004
  Units                                     327,752          328,760            1,539,977          351,741            1,059,008
  Unit Fair Value, Lowest to
   Highest/1/                        $4.35 to $4.27   $7.19 to $7.08       $7.22 to $7.00 $15.82 to $11.09     $11.48 to $11.01
  Net Assets (In Thousands)                  $1,409           $2,353              $10,866           $5,482              $11,761
  Investment Income Ratio to
   Net Assets/2/                              0.08%            0.00%                0.00%            0.22%                0.27%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   1.40% to 1.80%       0.85% to 2.35%   0.85% to 1.80%       0.75% to 2.35%
  Total Return, Lowest to
   Highest/4/                    (5.55%) to (6.54%) 16.51% to 16.04%     16.82% to 15.08% 18.71% to 17.58%     15.31% to 16.78%

December 31, 2003
  Units                                     207,465                -            1,363,312          368,393              461,284
  Unit Fair Value, Lowest to
   Highest/1/                        $4.60 to $4.57         $- to $-       $6.18 to $6.09 $13.33 to $13.28       $9.58 to $9.43
  Net Assets (In Thousands)                    $947               $-               $8,294           $4,892               $4,345
  Investment Income Ratio to
   Net Assets/2/                              0.00%            0.00%                0.00%            0.80%                0.90%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%   0.00% to 0.00%       0.85% to 2.35%   0.85% to 1.40%       0.85% to 2.35%
  Total Return, Lowest to
   Highest/4/                      39.26% to 38.29%   0.00% to 0.00%     35.48% to 27.90% 33.30% to 32.80%     30.93% to 28.59%

December 31, 2002
  Units                                      86,859                               274,466                               193,659
  Unit Fair Value, Lowest to
   Highest/1/                        $2.92 to $2.96                        $4.49 to $4.56                        $7.20 to $7.32
  Net Assets (In Thousands)                    $256                                $1,240                                $1,404
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.26%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        0.85% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (51.83%) to (51.42%)                  (45.29%) to (44.51%)                  (13.77%) to (12.55%)

December 31, 2001
  Units                                      14,393                                 7,936                                11,316
  Unit Fair Value, Lowest to
   Highest/1/                        $6.06 to $6.09                        $8.19 to $8.24                        $8.34 to $8.38
  Net Assets (In Thousands)                     $87                                   $65                                   $95
  Investment Income Ratio to
   Net Assets/2/                              0.00%                                 0.00%                                 0.22%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%                        1.40% to 2.25%                        1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (17.00%) to (16.44%)                    (1.66%) to (1.00%)                    (6.32%) to (5.69%)

                               ---------------------
                                       AIM
                                    Small-Cap
                                     Growth
                                   Portfolio B
                               --------------------
December 31, 2005
  Units                                     789,854
  Unit Fair Value, Lowest to
   Highest/1/                      $13.04 to $12.68
  Net Assets (In Thousands)                 $10,183
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        6.87% to 5.76%

December 31, 2004
  Units                                     571,265
  Unit Fair Value, Lowest to
   Highest/1/                      $12.20 to $11.99
  Net Assets (In Thousands)                  $6,898
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                        5.05% to 3.95%

December 31, 2003
  Units                                     486,382
  Unit Fair Value, Lowest to
   Highest/1/                      $11.61 to $11.53
  Net Assets (In Thousands)                  $5,609
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.30% to 2.35%
  Total Return, Lowest to
   Highest/4/                      33.33% to 32.40%

December 31, 2002
  Units                                     163,481
  Unit Fair Value, Lowest to
   Highest/1/                        $8.38 to $8.47
  Net Assets (In Thousands)                  $1,380
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                  (29.12%) to (28.51%)

December 31, 2001
  Units                                       4,324
  Unit Fair Value, Lowest to
   Highest/1/                      $11.83 to $11.85
  Net Assets (In Thousands)                     $51
  Investment Income Ratio to
   Net Assets/2/                              0.00%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                     1.40% to 2.25%
  Total Return, Lowest to
   Highest/4/                      18.30% to 18.52%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                        Met Investors
                                            --------------------------------------------------------------------
                                                                       Harris          Met/AIM       Third
                                                  Lazard               Oakmark        Small-Cap     Avenue
                                                  Mid-Cap           International      Growth      Small-Cap
                                                Portfolio B          Portfolio B      Portfolio Value Portfolio
                                            -------------------- -------------------- --------- ----------------
December 31, 2005
  Units                                                  252,387              694,932  40,203             24,670
  Unit Fair Value, Lowest to Highest/1/         $14.50 to $14.10     $15.78 to $15.34   $7.46   $16.49 to $16.13
  Net Assets (In Thousands)                               $3,607              $10,792    $300               $445
  Investment Income Ratio to Net Assets/2/                 0.06%                0.00%   0.00%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%   1.40%     1.30% to 1.90%
  Total Return, Lowest to Highest/4/              6.67% to 5.56%     12.77% to 11.59%  14.07%   18.70% to 18.23%

December 31, 2004
  Units                                                  311,710              750,426
  Unit Fair Value, Lowest to Highest/1/         $13.59 to $13.35     $13.99 to $13.75
  Net Assets (In Thousands)                               $4,192              $10,393
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            12.92% to 11.74%     18.96% to 17.72%

December 31, 2003
  Units                                                  361,906              556,151
  Unit Fair Value, Lowest to Highest/1/         $12.03 to $11.95     $11.76 to $11.68
  Net Assets (In Thousands)                               $4,326               $6,500
  Investment Income Ratio to Net Assets/2/                 1.45%                1.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%       1.30% to 2.35%
  Total Return, Lowest to Highest/4/            23.70% to 22.83%     34.41% to 33.47%

December 31, 2002
  Units                                                   82,588               67,294
  Unit Fair Value, Lowest to Highest/1/           $9.57 to $9.67       $8.74 to $8.83
  Net Assets (In Thousands)                                 $796                 $592
  Investment Income Ratio to Net Assets/2/                 0.02%                0.25%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (12.80%) to (12.06%) (19.92%) to (19.23%)

December 31, 2001
  Units                                                    3,175                1,652
  Unit Fair Value, Lowest to Highest/1/         $10.97 to $10.99     $10.91 to $10.94
  Net Assets (In Thousands)                                  $35                  $18
  Investment Income Ratio to Net Assets/2/                 0.00%                0.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%       1.40% to 2.25%
  Total Return, Lowest to Highest/4/              9.70% to 9.91%       9.15% to 9.36%

                                            ---------------------------------
                                                   Third          Neuberger
                                                  Avenue           Berman
                                                 Small-Cap       Real Estate
                                             Value Portfolio B    Portfolio
                                            -------------------- -----------
December 31, 2005
  Units                                                  571,711   39,242
  Unit Fair Value, Lowest to Highest/1/         $16.35 to $15.90   $20.93
  Net Assets (In Thousands)                               $9,232     $821
  Investment Income Ratio to Net Assets/2/                 0.00%    0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%    1.40%
  Total Return, Lowest to Highest/4/            13.99% to 12.80%   15.05%

December 31, 2004
  Units                                                  647,400
  Unit Fair Value, Lowest to Highest/1/         $14.35 to $14.10
  Net Assets (In Thousands)                               $9,209
  Investment Income Ratio to Net Assets/2/                 1.29%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            24.87% to 23.56%

December 31, 2003
  Units                                                  653,846
  Unit Fair Value, Lowest to Highest/1/         $11.49 to $11.41
  Net Assets (In Thousands)                               $7,472
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.30% to 2.35%
  Total Return, Lowest to Highest/4/            35.61% to 34.67%

December 31, 2002
  Units                                                   82,338
  Unit Fair Value, Lowest to Highest/1/           $8.19 to $8.23
  Net Assets (In Thousands)                                 $676
  Investment Income Ratio to Net Assets/2/                 0.38%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 2.25%
  Total Return, Lowest to Highest/4/        (18.14%) to (17.68%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Met Investors
                                         ------------------------------------------------------------------------------------
                                            Neuberger         Turner        Goldman Sachs      Defensive         Moderate
                                             Berman           Mid-Cap          Mid-Cap         Strategy          Strategy
                                           Real Estate        Growth            Value           Fund of          Fund of
                                           Portfolio B      Portfolio B      Portfolio B        Fund B            Fund B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                           548,137           86,600          173,267          448,336        2,689,712
  Unit Fair Value, Lowest to Highest/1/  $14.49 to $14.11 $12.34 to $12.01 $13.43 to $13.08 $10.43 to $10.30 $10.69 to $10.56
  Net Assets (In Thousands)                        $7,837           $1,052           $2,291           $4,652          $28,627
  Investment Income Ratio to Net
   Assets/2/                                        0.00%            0.00%            0.67%            0.87%            1.31%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     12.44% to 10.66%  10.53% to 8.78%  11.70% to 9.93%   3.13% to 2.06%   4.45% to 3.36%

December 31, 2004
  Units                                           209,815          134,802          175,141          273,188          764,679
  Unit Fair Value, Lowest to Highest/1/  $12.89 to $12.75 $11.16 to $11.04 $12.02 to $11.90 $10.11 to $10.10 $10.23 to $10.22
  Net Assets (In Thousands)                        $2,687           $1,495           $2,093           $2,761           $7,820
  Investment Income Ratio to Net
   Assets/2/                                        5.95%            0.00%            1.51%            9.60%            7.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 2.35%   0.75% to 2.35%   0.75% to 2.35%   1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/     28.90% to 27.55% 11.64% to 10.47% 20.24% to 18.98%   1.13% to 1.59%   2.33% to 2.08%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -----------------
                                             Balanced
                                             Strategy
                                             Fund of
                                              Fund B
                                         ----------------
December 31, 2005
  Units                                         7,822,973
  Unit Fair Value, Lowest to Highest/1/  $10.99 to $10.86
  Net Assets (In Thousands)                       $85,584
  Investment Income Ratio to Net
   Assets/2/                                        1.36%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       5.74% to 4.64%

December 31, 2004
  Units                                         3,117,330
  Unit Fair Value, Lowest to Highest/1/  $10.40 to $10.38
  Net Assets (In Thousands)                       $32,389
  Investment Income Ratio to Net
   Assets/2/                                        4.94%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            1.30% to 2.35%
  Total Return, Lowest to Highest/4/       3.97% to 2.97%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Met Investors
                                         ------------------------------------------------------------------------------------
                                              Growth         Aggressive          Van           Cyclical         Cyclical
                                             Strategy         Strategy         Kampen           Growth         Growth and
                                             Fund of          Fund of         Comstock            ETF          Income ETF
                                              Fund B           Fund B        Portfolio B      Portfolio B      Portfolio B
                                         ---------------- ---------------- ---------------- ---------------- ----------------
December 31, 2005
  Units                                         6,681,818          665,696          303,632            3,990            6,658
  Unit Fair Value, Lowest to Highest/1/  $11.43 to $11.29 $11.65 to $11.51 $10.52 to $10.41 $10.17 to $10.16 $10.13 to $10.12
  Net Assets (In Thousands)                       $75,989           $7,713           $3,184              $41              $67
  Investment Income Ratio to Net
   Assets/2/                                        1.19%            0.85%            3.03%            0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%   0.75% to 2.35%   1.30% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       7.72% to 6.60%   8.96% to 7.82%   5.22% to 4.11%   1.71% to 1.56%   1.33% to 1.17%

December 31, 2004
  Units                                         3,436,681          442,136
  Unit Fair Value, Lowest to Highest/1/  $10.61 to $10.59 $10.69 to $10.68
  Net Assets (In Thousands)                       $36,432           $4,724
  Investment Income Ratio to Net
   Assets/2/                                        3.23%            1.18%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.30% to 2.35%   1.30% to 2.35%
  Total Return, Lowest to Highest/4/       6.08% to 3.45%   6.93% to 3.67%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         -------------------
                                            Legg Mason
                                               Value
                                              Equity
                                            Portfolio B
                                         ------------------
December 31, 2005
  Units                                                   -
  Unit Fair Value, Lowest to Highest/1/    $10.63 to $10.61
  Net Assets (In Thousands)                              $-
  Investment Income Ratio to Net
   Assets/2/                                          0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.30% to 2.35%
  Total Return, Lowest to Highest/4/     (1.34%) to (1.37%)

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                         GACC                                         Russell
                                            ------------------------------- --------------------------------------------
                                                 Money        Multi-Style     Aggressive
                                                 Market         Equity          Equity        Non-U.S.      Core Bond
                                                  Fund           Fund            Fund           Fund          Fund
                                            ---------------- -------------- -------------- -------------- --------------
December 31, 2005
  Units                                                             277,883         43,722        113,408        169,522
  Unit Fair Value, Lowest to Highest/1/                              $11.88         $13.40         $14.29         $13.96
  Net Assets (In Thousands)                                          $3,300           $586         $1,620         $2,367
  Investment Income Ratio to Net Assets/2/                            1.09%          0.16%          1.60%          3.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  5.78%          4.89%         12.11%          0.60%

December 31, 2004
  Units                                                             337,256         64,676        145,232        199,538
  Unit Fair Value, Lowest to Highest/1/                              $11.23         $12.78         $12.74         $13.88
  Net Assets (In Thousands)                                          $3,786           $826         $1,851         $2,769
  Investment Income Ratio to Net Assets/2/                            0.76%          0.16%          1.80%          3.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                       1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/                                  8.28%         13.13%         16.65%          3.21%

December 31, 2003
  Units                                                             404,799         83,897        192,864        268,670
  Unit Fair Value, Lowest to Highest/1/                              $10.37         $11.29         $10.92         $13.45
  Net Assets (In Thousands)                                          $4,185           $945         $2,100         $3,598
  Investment Income Ratio to Net Assets/2/                            0.74%          0.10%          2.68%          3.57%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                              1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40% 1.40% to 1.40%
  Total Return, Lowest to Highest/4/                                 27.07%         43.58%         36.86%          4.68%

December 31, 2002
  Units                                              270,289        425,735         91,516        206,107        278,477
  Unit Fair Value, Lowest to Highest/1/     $10.93 to $12.44          $8.16          $7.87          $7.98         $12.85
  Net Assets (In Thousands)                           $3,339         $3,468           $719         $1,642         $3,568
  Investment Income Ratio to Net Assets/2/             2.92%          0.60%          0.00%          1.51%          2.92%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          0.23% to 0.78%       (24.26%)       (20.18%)       (16.33%)          7.33%

December 31, 2001
  Units                                              312,440        449,009         97,584        221,826        315,747
  Unit Fair Value, Lowest to Highest/1/     $10.85 to $12.41         $10.77          $9.86          $9.54         $11.97
  Net Assets (In Thousands)                           $3,878         $4,829           $960         $2,112         $3,770
  Investment Income Ratio to Net Assets/2/             0.00%          0.46%          0.11%          0.63%          5.96%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.40%          1.40%          1.40%          1.40%          1.40%
  Total Return, Lowest to Highest/4/          2.59% to 3.20%       (15.41%)        (3.73%)       (23.12%)          5.91%

                                            ---------------
                                             Real Estate
                                             Securities
                                                Fund
                                            --------------
December 31, 2005
  Units                                             13,869
  Unit Fair Value, Lowest to Highest/1/             $25.72
  Net Assets (In Thousands)                           $357
  Investment Income Ratio to Net Assets/2/           2.01%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                11.39%

December 31, 2004
  Units                                             18,880
  Unit Fair Value, Lowest to Highest/1/             $23.09
  Net Assets (In Thousands)                           $436
  Investment Income Ratio to Net Assets/2/           2.60%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                33.01%

December 31, 2003
  Units                                             23,129
  Unit Fair Value, Lowest to Highest/1/             $17.36
  Net Assets (In Thousands)                           $399
  Investment Income Ratio to Net Assets/2/           5.18%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/             1.40% to 1.40%
  Total Return, Lowest to Highest/4/                35.30%

December 31, 2002
  Units                                             25,541
  Unit Fair Value, Lowest to Highest/1/             $12.83
  Net Assets (In Thousands)                           $327
  Investment Income Ratio to Net Assets/2/           5.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 2.36%

December 31, 2001
  Units                                             29,148
  Unit Fair Value, Lowest to Highest/1/             $12.54
  Net Assets (In Thousands)                           $364
  Investment Income Ratio to Net Assets/2/           5.17%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                      1.40%
  Total Return, Lowest to Highest/4/                 6.33%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          AIM
                             -----------------------------------------------------------------------------------
                                   Capital              Capital           International        International
                                 Appreciation         Appreciation           Growth               Growth
                                     Fund                Fund B               Fund                Fund B
                             -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                   202,445                8,314               24,660               59,995
  Unit Fair Value, Lowest
   to Highest/1/                  $6.54 to $11.80     $22.78 to $21.11      $9.19 to $14.11     $21.15 to $19.61
  Net Assets (In Thousands)                $2,248                 $106                 $343               $1,004
  Investment Income Ratio
   to Net Assets/2/                         0.06%                0.00%                0.64%                1.02%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      7.92% to 6.90%       7.18% to 6.54%     16.93% to 15.83%     16.19% to 15.49%

December 31, 2004
  Units                                   235,067               10,413               28,358                8,038
  Unit Fair Value, Lowest
   to Highest/1/                  $6.06 to $11.03     $21.25 to $19.81      $7.86 to $12.18     $18.21 to $16.98
  Net Assets (In Thousands)                $2,456                 $116                 $340                  $98
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.57%                0.59%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.30% to 1.90%       0.85% to 1.80%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                      5.72% to 4.72%       4.96% to 4.33%     22.95% to 21.79%     18.13% to 17.66%

December 31, 2003
  Units                                   263,868               10,879               41,405                5,482
  Unit Fair Value, Lowest
   to Highest/1/                  $5.74 to $10.54     $10.61 to $10.50      $6.39 to $10.00      $10.06 to $9.95
  Net Assets (In Thousands)                $2,638                 $115                 $409                  $55
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.51%                0.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                    28.42% to 27.21%     27.39% to 26.88%     27.97% to 26.76%     26.81% to 26.31%

December 31, 2002
  Units                                   304,127                2,472               49,469                1,735
  Unit Fair Value, Lowest
   to Highest/1/                   $4.47 to $8.40       $8.27 to $8.33       $5.00 to $8.00       $7.87 to $7.93
  Net Assets (In Thousands)                $2,370                  $21                 $385                  $14
  Investment Income Ratio
   to Net Assets/2/                         0.00%                0.00%                0.49%                0.94%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       1.40% to 1.80%       0.85% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                (25.71%) to (25.00%) (25.85%) to (25.55%) (17.18%) to (16.39%) (17.43%) to (17.10%)

December 31, 2001
  Units                                   349,426                                    68,447
  Unit Fair Value, Lowest
   to Highest/1/                  $5.96 to $11.21                            $5.98 to $9.58
  Net Assets (In Thousands)                $3,675                                      $628
  Investment Income Ratio
   to Net Assets/2/                         0.00%                                     0.33%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%                            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (24.66%) to (23.93%)                      (24.91%) to (24.18%)

                             ------------------------------------------
                                   Premier              Premier
                                   Equity               Equity
                                    Fund                Fund B
                             -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest
   to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio
   to Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units                                     9,470
  Unit Fair Value, Lowest
   to Highest/1/                 $10.75 to $10.59
  Net Assets (In Thousands)                  $101
  Investment Income Ratio
   to Net Assets/2/                         0.03%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                      4.30% to 3.88%

December 31, 2003
  Units                                   397,987               58,086
  Unit Fair Value, Lowest
   to Highest/1/                  $6.17 to $10.20      $6.14 to $10.15
  Net Assets (In Thousands)                $3,869                 $395
  Investment Income Ratio
   to Net Assets/2/                         0.29%                0.28%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                    24.02% to 22.85%     23.77% to 22.60%

December 31, 2002
  Units                                   472,364               30,604
  Unit Fair Value, Lowest
   to Highest/1/                   $4.97 to $8.41       $4.96 to $8.39
  Net Assets (In Thousands)                $3,696                 $171
  Investment Income Ratio
   to Net Assets/2/                         0.30%                0.68%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (31.51%) to (30.85%) (31.70%) to (31.05%)

December 31, 2001
  Units                                   541,748
  Unit Fair Value, Lowest
   to Highest/1/                  $7.19 to $12.18
  Net Assets (In Thousands)                $6,311
  Investment Income Ratio
   to Net Assets/2/                         0.14%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                (14.12%) to (13.31%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         Alliance
                                            ------------------------------------------------------------------------------
                                             Premier        Premier         Bernstein     Bernstein         Bernstein
                                             Growth         Growth         Real Estate   Real Estate        Small-Cap
                                            Portfolio     Portfolio B       Portfolio     Portfolio        Portfolio B
                                            --------- -------------------- ----------- ---------------- ------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                      46,180             275,565
  Unit Fair Value, Lowest to Highest/1/                                      $18.99    $20.86 to $20.41
  Net Assets (In Thousands)                                                    $877              $5,199
  Investment Income Ratio to Net Assets/2/                                    2.14%               2.22%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                               1.40%      1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                         33.74%    33.53% to 36.66%

December 31, 2003
  Units                                      218,641               728,968   61,311             241,586             17,193
  Unit Fair Value, Lowest to Highest/1/       $10.68      $10.59 to $10.48   $14.20    $14.10 to $13.95   $14.23 to $14.08
  Net Assets (In Thousands)                   $2,336                $7,696     $871              $3,396               $244
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.65%               2.38%              0.51%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/          21.95%      21.65% to 21.17%   37.36%    37.09% to 36.55%   38.94% to 38.38%

December 31, 2002
  Units                                      251,537               365,675   74,299             121,702             10,480
  Unit Fair Value, Lowest to Highest/1/        $8.76        $8.65 to $8.71   $10.34    $10.21 to $10.28   $10.18 to $10.24
  Net Assets (In Thousands)                   $2,204                $3,176     $766              $1,248               $107
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    2.45%               2.46%              0.14%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (31.61%)  (32.08%) to (31.80%)    1.18%      0.48% to 0.89% (8.04%) to (7.68%)

December 31, 2001
  Units                                      283,937               106,580   81,215              46,011              2,010
  Unit Fair Value, Lowest to Highest/1/       $12.81      $12.73 to $12.77   $10.22    $10.16 to $10.19   $11.07 to $11.10
  Net Assets (In Thousands)                   $3,637                $1,358     $830                $468                $22
  Investment Income Ratio to Net Assets/2/     0.00%                 0.00%    3.21%               0.33%              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40%        1.40% to 1.80%    1.40%      1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (18.37%)  (18.88%) to (18.56%)    9.25%    12.37% to 12.68%   10.66% to 10.96%

                                            ---------------------
                                                 Bernstein
                                                   Value
                                                Portfolio B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    6,137
  Unit Fair Value, Lowest to Highest/1/         $10.85 to $10.73
  Net Assets (In Thousands)                                  $66
  Investment Income Ratio to Net Assets/2/                 0.74%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.68% to 26.17%

December 31, 2002
  Units                                                    5,322
  Unit Fair Value, Lowest to Highest/1/           $8.51 to $8.56
  Net Assets (In Thousands)                                  $45
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (14.51%) to (14.16%)

December 31, 2001
  Units                                                       66
  Unit Fair Value, Lowest to Highest/1/           $9.95 to $9.98
  Net Assets (In Thousands)                                   $1
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/          (0.50%) to (0.24%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Liberty                                         Goldman Sachs
                              -------------------- --------------------------------------------------------------
                                    Newport              Growth            International           Internet
                                  Tiger Fund,              and                Equity              Tollkeeper
                                Variable Series        Income Fund             Fund                  Fund
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      6,585               22,500               23,216
  Unit Fair Value, Lowest to
   Highest/1/                     $12.04 to $11.91       $9.28 to $9.18     $10.48 to $10.37
  Net Assets (In Thousands)                    $79                 $209                 $243
  Investment Income Ratio to
   Net Assets/2/                             0.02%                1.33%                4.20%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     42.78% to 42.21%     22.63% to 22.14%     33.61% to 33.08%

December 31, 2002
  Units                                      6,888               23,127               24,711
  Unit Fair Value, Lowest to
   Highest/1/                       $8.37 to $8.43       $7.52 to $7.57       $7.79 to $7.84
  Net Assets (In Thousands)                    $58                 $175                 $194
  Investment Income Ratio to
   Net Assets/2/                             1.18%                1.29%                0.95%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.45%) to (18.12%) (12.92%) to (12.57%) (19.80%) to (19.47%)

December 31, 2001
  Units                                      7,325               35,421               33,620               21,869
  Unit Fair Value, Lowest to
   Highest/1/                     $10.27 to $10.30       $8.63 to $8.66       $9.71 to $9.74       $4.25 to $4.26
  Net Assets (In Thousands)                    $75                 $307                 $327                  $93
  Investment Income Ratio to
   Net Assets/2/                             0.80%                0.43%                1.43%                0.00%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.95%) to (19.61%) (10.96%) to (10.60%) (23.66%) to (23.35%) (34.87%) to (34.59%)

                                                    Scudder II
                              -------------------------------------
                                   Global             Dreman
                                   Income          High Return
                                    Fund         Equity Portfolio
                              ---------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to
   Net Assets/2/
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                                           -
  Unit Fair Value, Lowest to
   Highest/1/                                      $12.69 to $12.69
  Net Assets (In Thousands)                                      $-
  Investment Income Ratio to
   Net Assets/2/                                              3.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                      30.09% to 30.09%

December 31, 2002
  Units                                                          10
  Unit Fair Value, Lowest to
   Highest/1/                                        $9.76 to $9.76
  Net Assets (In Thousands)                                     $98
  Investment Income Ratio to
   Net Assets/2/                                              0.92%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                              1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                                  (19.17%) to (19.17%)

December 31, 2001
  Units                                 10,532                   10
  Unit Fair Value, Lowest to
   Highest/1/                 $11.70 to $11.73     $12.07 to $12.07
  Net Assets (In Thousands)               $124                   $-
  Investment Income Ratio to
   Net Assets/2/                         5.65%                1.67%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                   2.93% to 3.34%       0.36% to 0.36%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                      Scudder II
                                            -------------------------------------------------------------- ---------------


                                              Small-Cap Growth     Dreman Small-Cap        Government       Bond  Research
                                                 Portfolio         Value Portfolio    Securities Portfolio Series  Series
                                            -------------------- -------------------- -------------------- ------ --------
December 31, 2005
  Units                                                   19,313                                  20,702
  Unit Fair Value, Lowest to Highest/1/           $9.53 to $9.35                        $13.61 to $13.36
  Net Assets (In Thousands)                                 $184                                    $282
  Investment Income Ratio to Net Assets/2/                 0.00%                                   4.49%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%                          1.40% to 1.80%
  Total Return, Lowest to Highest/4/              5.59% to 5.17%                          1.15% to 0.75%

December 31, 2004
  Units                                                   22,123               26,921             30,818
  Unit Fair Value, Lowest to Highest/1/           $9.02 to $8.89     $16.10 to $15.86   $13.46 to $13.26
  Net Assets (In Thousands)                                 $200                 $432               $415
  Investment Income Ratio to Net Assets/2/                 0.00%                0.89%              3.75%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to Highest/4/              9.48% to 9.04%     24.27% to 23.77%     2.31% to 1.90%

December 31, 2003
  Units                                                   24,288               30,583             56,381        -   67,950
  Unit Fair Value, Lowest to Highest/1/           $8.24 to $8.15     $12.95 to $12.81   $13.15 to $13.01   $13.88    $9.93
  Net Assets (In Thousands)                                 $200                 $396               $719       $-     $675
  Investment Income Ratio to Net Assets/2/                 0.00%                1.18%              2.77%    9.79%    0.67%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/            31.10% to 30.57%     40.06% to 39.50%     0.84% to 0.43%    7.82%   22.97%

December 31, 2002
  Units                                                   25,164               39,894             73,057       10   75,386
  Unit Fair Value, Lowest to Highest/1/           $6.24 to $6.29       $9.19 to $9.25   $12.96 to $13.04   $12.87    $8.08
  Net Assets (In Thousands)                                 $158                 $369               $934     $129     $609
  Investment Income Ratio to Net Assets/2/                 0.00%                0.38%              3.59%    5.69%    0.28%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (34.65%) to (34.39%) (12.93%) to (12.58%)     6.12% to 6.55%    7.41% (25.59%)

December 31, 2001
  Units                                                   20,776               33,649             79,079       10   93,736
  Unit Fair Value, Lowest to Highest/1/           $9.55 to $9.58     $10.55 to $10.58   $12.21 to $12.24   $11.98   $10.85
  Net Assets (In Thousands)                                 $199                 $356               $968       $-   $1,017
  Investment Income Ratio to Net Assets/2/                 0.00%                0.00%              1.97%    6.02%    0.02%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%    1.40%    1.40%
  Total Return, Lowest to Highest/4/        (30.08%) to (29.78%)     15.57% to 16.04%     5.57% to 6.00%    7.26% (22.35%)

                                             MFS
                                            ---------------------



                                             Research Series B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    4,306
  Unit Fair Value, Lowest to Highest/1/           $9.87 to $9.76
  Net Assets (In Thousands)                                  $42
  Investment Income Ratio to Net Assets/2/                 0.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            22.64% to 22.15%

December 31, 2002
  Units                                                    4,142
  Unit Fair Value, Lowest to Highest/1/           $7.99 to $8.05
  Net Assets (In Thousands)                                  $33
  Investment Income Ratio to Net Assets/2/                 0.10%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (26.07%) to (25.77%)

December 31, 2001
  Units                                                    1,559
  Unit Fair Value, Lowest to Highest/1/         $10.81 to $10.84
  Net Assets (In Thousands)                                  $17
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (22.80%) to (22.49%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                                MFS
                                                          ---------------------------------------------------------------

                                                          Emerging       Emerging        High        High       Strategic
                                                           Growth         Growth        Income      Income       Income
                                                           Series        Series B       Series     Series B      Series
                                                          -------- -------------------- ------ ---------------- ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                                 26,879          356,714
  Unit Fair Value, Lowest to Highest/1/                                                 $12.14 $15.65 to $14.79
  Net Assets (In Thousands)                                                               $326           $4,347
  Investment Income Ratio to Net Assets/2/                                               5.22%            4.42%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                            1.40%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     7.63%   7.41% to 6.77%

December 31, 2003
  Units                                                     52,066                2,825 42,595          285,787  12,191
  Unit Fair Value, Lowest to Highest/1/                     $10.07      $10.00 to $9.89 $11.28 $11.17 to $11.05  $12.75
  Net Assets (In Thousands)                                   $524                  $28   $481           $3,181    $155
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  3.99%            3.34%   3.89%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                        28.42%     28.13% to 27.62% 16.32% 16.06% to 15.60%   8.85%

December 31, 2002
  Units                                                     67,529                  740 42,215          123,968   6,974
  Unit Fair Value, Lowest to Highest/1/                      $7.84       $7.75 to $7.81  $9.70   $9.56 to $9.63  $11.71
  Net Assets (In Thousands)                                   $529                   $6   $409           $1,191     $82
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  6.79%            5.23%   0.94%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.68%) (35.04%) to (34.78%)  1.14%   0.50% to 0.90%   6.90%

December 31, 2001
  Units                                                     88,547                  356 35,874           26,086   1,378
  Unit Fair Value, Lowest to Highest/1/                     $12.00     $11.93 to $11.97  $9.59   $9.51 to $9.54  $10.95
  Net Assets (In Thousands)                                 $1,063                   $4   $344             $248     $15
  Investment Income Ratio to Net Assets/2/                   0.00%                0.00%  8.00%            0.03%   3.76%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                1.40%       1.40% to 1.80%  1.40%   1.40% to 1.80%   1.40%
  Total Return, Lowest to Highest/4/                      (34.42%) (34.81%) to (34.55%)  0.65%  -0.20% to 0.20%   3.29%

                                                          -----------------

                                                             Strategic
                                                              Income
                                                             Series B
                                                          ----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                             53,316
  Unit Fair Value, Lowest to Highest/1/                   $12.67 to $12.53
  Net Assets (In Thousands)                                           $675
  Investment Income Ratio to Net Assets/2/                           3.95%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        8.57% to 8.13%

December 31, 2002
  Units                                                              6,733
  Unit Fair Value, Lowest to Highest/1/                   $11.59 to $11.67
  Net Assets (In Thousands)                                            $78
  Investment Income Ratio to Net Assets/2/                           0.05%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        6.26% to 6.68%

December 31, 2001
  Units                                                                 36
  Unit Fair Value, Lowest to Highest/1/                   $10.91 to $10.94
  Net Assets (In Thousands)                                             $-
  Investment Income Ratio to Net Assets/2/                           3.70%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40% to 1.80%
  Total Return, Lowest to Highest/4/                        2.69% to 3.10%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                             MFS
                                                ------------------------------------------------------------- -------

                                                Investors      Investors          New            New           Davis
                                                  Trust          Trust         Discovery      Discovery       Venture
                                                 Series        Series B         Series        Series B        Value A
                                                --------- -------------------- --------- -------------------- -------
December 31, 2005
  Units                                                                115,816                                 5,405
  Unit Fair Value, Lowest to Highest/1/                       $11.17 to $10.96                                $34.26
  Net Assets (In Thousands)                                             $1,284                                  $185
  Investment Income Ratio to Net Assets/2/                               0.32%                                 0.57%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%                                 1.40%
  Total Return, Lowest to Highest/4/                            5.54% to 5.12%                                 8.77%

December 31, 2004
  Units                                          125,533               138,070   46,965               677,432  5,458
  Unit Fair Value, Lowest to Highest/1/           $10.69      $10.59 to $10.43    $7.53      $14.57 to $13.99 $31.50
  Net Assets (In Thousands)                       $1,341                $1,453     $354                $5,270   $172
  Investment Income Ratio to Net Assets/2/         0.64%                 0.45%    0.00%                 0.00%  0.02%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.30% to 1.90%  1.40%
  Total Return, Lowest to Highest/4/               9.80%        9.58% to 9.14%    5.03%        4.83% to 4.20% 10.80%

December 31, 2003
  Units                                          149,790               170,421   54,757               535,179  2,642
  Unit Fair Value, Lowest to Highest/1/            $9.73        $9.66 to $9.56    $7.17        $7.12 to $7.04 $28.43
  Net Assets (In Thousands)                       $1,458                $1,639     $392                $3,795    $75
  Investment Income Ratio to Net Assets/2/         0.66%                 0.46%    0.00%                 0.00%  0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%  1.40%
  Total Return, Lowest to Highest/4/              20.45%      20.14% to 19.66%   31.86%      31.58% to 31.05% 26.06%

December 31, 2002
  Units                                          168,930               173,260   60,459               305,282
  Unit Fair Value, Lowest to Highest/1/            $8.08        $7.99 to $8.04    $5.44        $5.37 to $5.41
  Net Assets (In Thousands)                       $1,365                $1,390     $329                $1,647
  Investment Income Ratio to Net Assets/2/         0.56%                 0.43%    0.00%                 0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                            1.40%        1.40% to 1.80%    1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            (22.06%)  (22.56%) to (22.25%) (32.58%)  (33.02%) to (32.75%)

December 31, 2001
  Units                                                                 73,855
  Unit Fair Value, Lowest to Highest/1/                       $10.31 to $10.34
  Net Assets (In Thousands)                                               $763
  Investment Income Ratio to Net Assets/2/                               0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                                         1.40% to 1.80%
  Total Return, Lowest to Highest/4/                      (17.61%) to (17.28%)

                                                   MetLife
                                                ---------------------

                                                       Davis
                                                      Venture
                                                      Value E
                                                --------------------
December 31, 2005
  Units                                                    2,466,071
  Unit Fair Value, Lowest to Highest/1/             $36.24 to $12.62
  Net Assets (In Thousands)                                  $32,204
  Investment Income Ratio to Net Assets/2/                     0.52%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  9.32% to 7.59%

December 31, 2004
  Units                                                    2,375,983
  Unit Fair Value, Lowest to Highest/1/             $33.15 to $11.73
  Net Assets (In Thousands)                                  $28,251
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.75% to 2.35%
  Total Return, Lowest to Highest/4/                  8.13% to 9.53%

December 31, 2003
  Units                                                    1,550,314
  Unit Fair Value, Lowest to Highest/1/             $10.87 to $10.71
  Net Assets (In Thousands)                                  $16,596
  Investment Income Ratio to Net Assets/2/                     0.22%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.35%
  Total Return, Lowest to Highest/4/                29.63% to 25.13%

December 31, 2002
  Units                                                      396,395
  Unit Fair Value, Lowest to Highest/1/               $8.26 to $8.39
  Net Assets (In Thousands)                                   $3,296
  Investment Income Ratio to Net Assets/2/                     0.54%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               0.85% to 2.25%
  Total Return, Lowest to Highest/4/            (18.41%) to (17.26%)

December 31, 2001
  Units                                                       16,899
  Unit Fair Value, Lowest to Highest/1/             $10.11 to $10.16
  Net Assets (In Thousands)                                     $171
  Investment Income Ratio to Net Assets/2/                     0.00%
  Expenses as a percent of Average Net Assets,
   Lowest to Highest/3/                               1.40% to 2.25%
  Total Return, Lowest to Highest/4/            (13.19%) to (12.45%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                      ---------------------------------------------------------------------------

                                            Harris              Jennison                MFS              MFS
                                            Oakmark              Growth              Investors       Total Return
                                        Focused Value B        Portfolio B         Trust Series B      Series A
                                      -------------------- -------------------- -------------------- ------------
December 31, 2005
  Units                                            638,062              913,032              411,016    18,317
  Unit Fair Value, Lowest to
   Highest/1/                             $16.40 to $15.94      $5.07 to $11.44       $9.39 to $8.69    $42.86
  Net Assets (In Thousands)                        $10,275              $10,298               $4,702      $785
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.00%                0.20%     1.87%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       0.75% to 2.35%       0.75% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.29% to 7.17%     11.52% to 10.91%       6.11% to 4.90%     1.69%

December 31, 2004
  Units                                            757,168              885,441              494,578    14,290
  Unit Fair Value, Lowest to
   Highest/1/                             $15.14 to $14.88     $10.50 to $10.31      $11.05 to $8.29    $42.33
  Net Assets (In Thousands)                        $11,320               $9,215               $5,372      $605
  Investment Income Ratio to Net
   Assets/2/                                         0.00%                0.01%                0.35%     2.62%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.90%     1.40%
  Total Return, Lowest to Highest/4/        8.23% to 7.10%       7.53% to 6.40%      10.23% to 9.07%    10.17%

December 31, 2003
  Units                                            835,785              744,657              451,456     9,556
  Unit Fair Value, Lowest to
   Highest/1/                             $13.99 to $13.89       $9.76 to $9.69      $10.02 to $9.86    $38.42
  Net Assets (In Thousands)                        $11,593               $7,229               $4,477      $367
  Investment Income Ratio to Net
   Assets/2/                                         0.05%                0.13%                0.20%     0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%       1.30% to 2.35%       0.85% to 1.80%     1.40%
  Total Return, Lowest to Highest/4/      27.88% to 26.99%     20.98% to 20.13%     20.50% to 19.36%    12.83%

December 31, 2002
  Units                                            241,463              204,999              115,513
  Unit Fair Value, Lowest to
   Highest/1/                             $10.59 to $10.71       $7.58 to $7.63       $8.26 to $8.32
  Net Assets (In Thousands)                         $2,573               $1,561                 $957
  Investment Income Ratio to Net
   Assets/2/                                         0.10%                0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%       1.40% to 2.25%       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (11.09%) to (10.33%) (24.15%) to (23.72%) (21.75%) to (21.00%)

December 31, 2001
  Units                                              9,916
  Unit Fair Value, Lowest to
   Highest/1/                             $11.89 to $11.95
  Net Assets (In Thousands)                           $118
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/      24.59% to 25.66%

                                      ------------------------------------
                                                             Capital
                                             MFS          Guardian U.S.
                                         Total Return        Equity
                                           Series B         Series A
                                      ------------------ ----------------
December 31, 2005
  Units                                          271,749          675,865
  Unit Fair Value, Lowest to
   Highest/1/                           $45.78 to $36.93 $12.19 to $11.95
  Net Assets (In Thousands)                       $4,777           $8,076
  Investment Income Ratio to Net
   Assets/2/                                       1.46%            0.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      2.08% to 0.92%   4.88% to 4.31%

December 31, 2004
  Units                                          226,236          892,293
  Unit Fair Value, Lowest to
   Highest/1/                           $44.85 to $36.59 $11.62 to $11.45
  Net Assets (In Thousands)                       $3,199          $10,222
  Investment Income Ratio to Net
   Assets/2/                                       2.40%            0.36%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/      9.20% to 8.90%   8.37% to 7.77%

December 31, 2003
  Units                                          117,995           12,599
  Unit Fair Value, Lowest to
   Highest/1/                           $10.60 to $10.43 $10.73 to $10.63
  Net Assets (In Thousands)                       $1,243             $134
  Investment Income Ratio to Net
   Assets/2/                                       1.05%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/    15.74% to 14.65% 26.31% to 25.85%

December 31, 2002
  Units                                           54,699
  Unit Fair Value, Lowest to
   Highest/1/                             $9.10 to $9.16
  Net Assets (In Thousands)                         $499
  Investment Income Ratio to Net
   Assets/2/                                       0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/       0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (7.20%) to (6.31%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                         MetLife
                                      -----------------------------------------------------------------------------------------
                                            Capital
                                         Guardian U.S.          Putnam           BlackRock        BlackRock
                                            Equity           International      Money Market     Money Market        Stock
                                           Series B        Stock Portfolio B     Portfolio       Portfolio B    Index Portfolio
                                      -------------------- ----------------- ------------------ --------------- ---------------
December 31, 2005
  Units                                            562,184          105,927             104,958         986,244      6,872
  Unit Fair Value, Lowest to
   Highest/1/                             $12.13 to $11.63 $17.22 to $14.55    $10.21 to $10.06 $10.39 to $9.82      $8.74
  Net Assets (In Thousands)                         $6,721           $1,799              $1,056          $9,835        $60
  Investment Income Ratio to Net
   Assets/2/                                         0.00%            0.45%               2.71%           3.41%      0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%  0.75% to 2.35%      1.40%
  Total Return, Lowest to Highest/4/        4.72% to 3.52% 16.71% to 15.38%      2.02% to 1.47%  1.49% to 0.42%      7.58%

December 31, 2004
  Units                                            400,808          129,174             123,483
  Unit Fair Value, Lowest to
   Highest/1/                             $11.59 to $11.24 $14.76 to $12.61     $10.01 to $9.91
  Net Assets (In Thousands)                         $4,587           $1,895              $1,224
  Investment Income Ratio to Net
   Assets/2/                                         1.12%            1.21%               0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%   0.75% to 1.90%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/        7.78% to 6.95% 17.09% to 15.75%    0.13% to (0.42%)

December 31, 2003
  Units                                            118,449          109,537             177,506
  Unit Fair Value, Lowest to
   Highest/1/                             $10.69 to $10.52 $12.67 to $12.59      $9.99 to $9.96
  Net Assets (In Thousands)                         $1,257           $1,382              $1,765
  Investment Income Ratio to Net
   Assets/2/                                         0.50%            0.00%               0.84%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%   0.85% to 1.80%      0.85% to 1.40%
  Total Return, Lowest to Highest/4/      36.28% to 35.00% 26.69% to 25.89%  (0.07%) to (0.45%)

December 31, 2002
  Units                                             47,662
  Unit Fair Value, Lowest to
   Highest/1/                               $7.80 to $7.85
  Net Assets (In Thousands)                           $373
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/  (22.05%) to (21.55%)

December 31, 2001
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                      ---------------------


                                             Stock
                                       Index Portfolio B
                                      --------------------
December 31, 2005
  Units                                            885,892
  Unit Fair Value, Lowest to
   Highest/1/                             $11.73 to $11.41
  Net Assets (In Thousands)                        $10,241
  Investment Income Ratio to Net
   Assets/2/                                         1.41%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        3.03% to 1.96%

December 31, 2004
  Units                                            890,895
  Unit Fair Value, Lowest to
   Highest/1/                             $11.39 to $11.19
  Net Assets (In Thousands)                        $10,028
  Investment Income Ratio to Net
   Assets/2/                                         0.67%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/        8.85% to 7.71%

December 31, 2003
  Units                                            608,252
  Unit Fair Value, Lowest to
   Highest/1/                             $10.46 to $10.39
  Net Assets (In Thousands)                         $6,315
  Investment Income Ratio to Net
   Assets/2/                                         1.31%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.30% to 2.35%
  Total Return, Lowest to Highest/4/      21.24% to 20.39%

December 31, 2002
  Units                                            179,892
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.29
  Net Assets (In Thousands)                         $1,486
  Investment Income Ratio to Net
   Assets/2/                                         0.49%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (24.24%) to (23.60%)

December 31, 2001
  Units                                             10,751
  Unit Fair Value, Lowest to
   Highest/1/                             $10.83 to $10.85
  Net Assets (In Thousands)                           $117
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 2.25%
  Total Return, Lowest to Highest/4/  (15.49%) to (14.76%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                          MetLife
                                         ----------------------------------------------------------------------------------------
                                                                                                   Franklin
                                            BlackRock         BlackRock          BlackRock        Templeton           MFS
                                               Bond              Bond            Strategic     Small-Cap Growth     Research
                                         Income Portfolio Income Portfolio B Value Portfolio B   Portfolio B       Managers B
                                         ---------------- ------------------ ----------------- ---------------- -----------------
December 31, 2005
  Units                                            15,209            26,458            30,746          173,044
  Unit Fair Value, Lowest to Highest/1/            $47.73  $52.26 to $40.41  $19.25 to $18.07  $10.09 to $9.81
  Net Assets (In Thousands)                          $726            $1,180              $569           $1,733
  Investment Income Ratio to Net
   Assets/2/                                        4.06%             2.09%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                 1.40%    0.75% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/                0.99%    1.39% to 0.24%    3.14% to 1.96%   3.05% to 2.43%

December 31, 2004
  Units                                            15,846             4,815            22,036           14,441
  Unit Fair Value, Lowest to Highest/1/  $47.26 to $47.26  $45.83 to $40.31  $18.66 to $17.72   $9.79 to $9.58
  Net Assets (In Thousands)                          $749              $212              $399             $140
  Investment Income Ratio to Net
   Assets/2/                                        0.00%             0.00%             0.00%            0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/        1.40% to 1.40%    1.30% to 1.90%    0.75% to 1.90%   1.30% to 1.90%
  Total Return, Lowest to Highest/4/       2.98% to 2.98%    1.83% to 2.21%  14.20% to 12.89%  9.71% to 10.35%

December 31, 2003
  Units                                                                                                                         -
  Unit Fair Value, Lowest to Highest/1/                                                                         $11.83 to $ 11.80
  Net Assets (In Thousands)                                                                                                    $-
  Investment Income Ratio to Net
   Assets/2/                                                                                                                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/                                                                                1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                                                             18.29% to 17.97%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                         ------------------

                                            Met/Putnam
                                              Voyager
                                            Portfolio B
                                         -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                             81,379
  Unit Fair Value, Lowest to Highest/1/     $4.55 to $4.31
  Net Assets (In Thousands)                           $666
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.75% to 1.90%
  Total Return, Lowest to Highest/4/        4.85% to 2.69%

December 31, 2003
  Units                                             11,909
  Unit Fair Value, Lowest to Highest/1/  $11.78 to $ 11.70
  Net Assets (In Thousands)                           $140
  Investment Income Ratio to Net
   Assets/2/                                         0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         0.85% to 1.80%
  Total Return, Lowest to Highest/4/      17.75% to 17.01%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                             MetLife
                                            -----------------------------------------------------------------------
                                                 Salomon            Salomon           Salomon
                                            Brothers Strategic Brothers Strategic    Brothers       T. Rowe Price
                                                   Bond               Bond        U.S. Government     Small-Cap
                                                Portfolio         Portfolio B       Portfolio B       Portfolio
                                            ------------------ ------------------ ---------------- ----------------
December 31, 2005
  Units                                                 4,607             44,115             2,161           35,933
  Unit Fair Value, Lowest to Highest/1/                $20.52   $21.51 to $18.92  $16.79 to $14.20 $15.37 to $14.64
  Net Assets (In Thousands)                               $95               $879               $33             $526
  Investment Income Ratio to Net Assets/2/              3.27%              3.07%             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                         1.40%     0.75% to 1.90%    0.85% to 2.35%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/                    1.41%     1.80% to 0.64%  0.26% to (0.73%)  10.07% to 9.47%

December 31, 2004
  Units                                                 7,977             42,273                             36,015
  Unit Fair Value, Lowest to Highest/1/      $20.23 to $20.23   $21.13 to $18.80                   $13.96 to $13.38
  Net Assets (In Thousands)                              $161               $833                               $482
  Investment Income Ratio to Net Assets/2/              0.00%              0.00%                              0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                1.40% to 1.40%     0.75% to 1.90%                     0.85% to 1.40%
  Total Return, Lowest to Highest/4/           5.13% to 5.13%     5.50% to 4.29%                    10.14% to 9.54%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                            ----------------------------------

                                             T. Rowe Price    T. Rowe Price
                                               Small-Cap        Large-Cap
                                              Portfolio B       Portfolio
                                            ---------------- ----------------
December 31, 2005
  Units                                               50,518           77,598
  Unit Fair Value, Lowest to Highest/1/     $15.26 to $13.79 $13.38 to $12.86
  Net Assets (In Thousands)                             $726           $1,000
  Investment Income Ratio to Net Assets/2/             0.00%            0.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.75% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          9.89% to 8.64%   5.69% to 5.11%

December 31, 2004
  Units                                               63,624           82,902
  Unit Fair Value, Lowest to Highest/1/     $13.78 to $12.69 $12.66 to $12.24
  Net Assets (In Thousands)                             $837           $1,016
  Investment Income Ratio to Net Assets/2/             0.00%            0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/               0.85% to 1.90%   0.85% to 1.40%
  Total Return, Lowest to Highest/4/          7.00% to 8.89%   8.99% to 8.40%

December 31, 2003
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       MetLife                               Oppenheimer
                                                          --------------------------------- ------------------------------------
                                                                                                         Main Street
                                                           T. Rowe Price     Oppenheimer      Capital      Growth
                                                             Large-Cap      Global Equity   Appreciation     and        High
                                                            Portfolio B      Portfolio B        Fund     Income Fund Income Fund
                                                          ---------------- ---------------- ------------ ----------- -----------
December 31, 2005
  Units                                                            261,114           25,536
  Unit Fair Value, Lowest to Highest/1/                   $13.29 to $12.24 $17.82 to $16.10
  Net Assets (In Thousands)                                         $3,305             $447
  Investment Income Ratio to Net Assets/2/                           0.35%            0.00%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%   0.75% to 1.90%
  Total Return, Lowest to Highest/4/                        5.54% to 4.33% 17.62% to 16.73%

December 31, 2004
  Units                                                            140,245                      17,573
  Unit Fair Value, Lowest to Highest/1/                   $12.59 to $11.73                      $14.24
  Net Assets (In Thousands)                                         $1,696                        $250
  Investment Income Ratio to Net Assets/2/                           0.00%                       0.33%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               0.75% to 1.90%                       1.40%
  Total Return, Lowest to Highest/4/                        8.89% to 7.64%                       5.45%

December 31, 2003
  Units                                                                                         26,143      40,020      21,951
  Unit Fair Value, Lowest to Highest/1/                                                         $13.51       $9.89      $11.44
  Net Assets (In Thousands)                                                                       $353        $396        $251
  Investment Income Ratio to Net Assets/2/                                                       0.38%       0.95%       6.64%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            29.13%      24.96%      22.24%

December 31, 2002
  Units                                                                                         28,516      44,450      22,628
  Unit Fair Value, Lowest to Highest/1/                                                         $10.46       $7.92       $9.36
  Net Assets (In Thousands)                                                                       $298        $352        $212
  Investment Income Ratio to Net Assets/2/                                                       0.62%       0.79%      10.85%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                            27.88%    (19.93%)     (3.75%)

December 31, 2001
  Units                                                                                         31,245      51,669      28,146
  Unit Fair Value, Lowest to Highest/1/                                                         $14.51       $9.89       $9.72
  Net Assets (In Thousands)                                                                       $453        $511        $274
  Investment Income Ratio to Net Assets/2/                                                       0.66%       0.61%      11.32%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                                                                    1.40%       1.40%       1.40%
  Total Return, Lowest to Highest/4/                                                          (13.80%)    (11.41%)       0.55%

                                                          ----------



                                                          Bond Fund
                                                          ---------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    78,647
  Unit Fair Value, Lowest to Highest/1/                    $12.91
  Net Assets (In Thousands)                                $1,015
  Investment Income Ratio to Net Assets/2/                  5.62%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        5.29%

December 31, 2002
  Units                                                    88,380
  Unit Fair Value, Lowest to Highest/1/                    $12.26
  Net Assets (In Thousands)                                $1,083
  Investment Income Ratio to Net Assets/2/                  7.14%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        7.56%

December 31, 2001
  Units                                                    84,101
  Unit Fair Value, Lowest to Highest/1/                    $11.39
  Net Assets (In Thousands)                                  $958
  Investment Income Ratio to Net Assets/2/                  7.36%
  Expenses as a percent of Average Net Assets, Lowest to
   Highest/3/                                               1.40%
  Total Return, Lowest to Highest/4/                        6.28%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                           Oppenheimer                                         Putnam
                                         ---------------- ----------------------------------------------------------------

                                                            Growth          Growth
                                            Strategic         and             and
                                            Bond Fund     Income Fund    Income Fund B     Vista Fund     Vista Fund B
                                         ---------------- ----------- -------------------- ---------- --------------------
December 31, 2005
  Units                                                      79,914                 57,422    31,552                 1,776
  Unit Fair Value, Lowest to Highest/1/                      $12.98       $56.51 to $45.99    $13.00      $15.65 to $14.82
  Net Assets (In Thousands)                                  $1,037                   $902      $410                   $23
  Investment Income Ratio to Net
   Assets/2/                                                  1.81%                  1.45%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%         0.75% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          4.04%         4.44% to 3.25%    10.92%      10.70% to 10.04%

December 31, 2004
  Units                                                      96,276                 53,686    38,483                 2,553
  Unit Fair Value, Lowest to Highest/1/                      $12.48       $54.11 to $44.54    $11.72      $14.13 to $13.47
  Net Assets (In Thousands)                                  $1,201                   $735      $451                   $29
  Investment Income Ratio to Net
   Assets/2/                                                  1.78%                  1.35%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                               1.40%        75.00% to 1.90%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                          9.81%         9.02% to 9.02%    17.25%      14.00% to 13.55%

December 31, 2003
  Units                                            10,260   125,052                 48,586    46,667                 2,600
  Unit Fair Value, Lowest to Highest/1/            $13.30    $11.36       $11.30 to $11.14     $9.99        $9.92 to $9.81
  Net Assets (In Thousands)                          $136    $1,421                   $546      $466                   $26
  Investment Income Ratio to Net
   Assets/2/                                        6.11%     2.09%                  1.60%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         0.85% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/     16.43% to 16.43%    25.92%       23.55% to 25.11%    31.57%      31.32% to 30.79%

December 31, 2002
  Units                                             9,802   151,743                 37,265    52,439                 3,245
  Unit Fair Value, Lowest to Highest/1/            $11.43     $9.02         $8.90 to $8.97     $7.60        $7.50 to $7.55
  Net Assets (In Thousands)                          $112    $1,369                   $334      $398                   $24
  Investment Income Ratio to Net
   Assets/2/                                        6.72%     1.82%                  0.59%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                5.95%  (19.92%)   (20.43%) to (20.12%)  (31.35%)  (31.84%) to (31.57%)

December 31, 2001
  Units                                             8,142   187,714                  2,494    61,259                   660
  Unit Fair Value, Lowest to Highest/1/            $10.78    $11.27       $11.19 to $11.22    $11.07      $11.00 to $11.04
  Net Assets (In Thousands)                           $88    $2,115                    $28      $678                    $7
  Investment Income Ratio to Net
   Assets/2/                                        2.80%     1.69%                  0.00%     0.00%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                     1.40%     1.40%         1.40% to 1.80%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/                3.38%   (7.48%)     (8.07%) to (7.70%)  (34.33%)  (34.70%) to (34.43%)

                                         -----------------


                                             Equity
                                          Income Fund B
                                         ----------------
December 31, 2005
  Units                                           208,518
  Unit Fair Value, Lowest to Highest/1/  $14.04 to $13.61
  Net Assets (In Thousands)                        $2,906
  Investment Income Ratio to Net
   Assets/2/                                        0.85%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/       4.72% to 3.53%

December 31, 2004
  Units                                           130,376
  Unit Fair Value, Lowest to Highest/1/  $13.40 to $13.15
  Net Assets (In Thousands)                        $1,739
  Investment Income Ratio to Net
   Assets/2/                                        0.06%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.75% to 1.90%
  Total Return, Lowest to Highest/4/      10.75% to 9.71%

December 31, 2003
  Units                                            24,782
  Unit Fair Value, Lowest to Highest/1/  $12.08 to $12.01
  Net Assets (In Thousands)                          $299
  Investment Income Ratio to Net
   Assets/2/                                        1.05%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/            0.85% to 1.80%
  Total Return, Lowest to Highest/4/     20.82% to 20.05%

December 31, 2002
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2001
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                           Putnam
                                            --------------------------------------------------------------------------------
                                                                                                               International
                                                                                                                    New
                                               New             New          International    International     Opportunities
                                            Value Fund     Value Fund B      Growth Fund     Equity Fund B         Fund
                                            ---------- -------------------- ------------- -------------------- -------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                                         75,275                 267,167
  Unit Fair Value, Lowest to Highest/1/                                         $15.41        $15.25 to $15.02
  Net Assets (In Thousands)                                                     $1,160                  $4,054
  Investment Income Ratio to Net Assets/2/                                       1.73%                   1.56%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                  1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                            14.86%        14.58% to 14.12%

December 31, 2003
  Units                                         7,034                 4,322     97,509                 337,511     17,641
  Unit Fair Value, Lowest to Highest/1/        $13.99      $13.88 to $13.73     $13.42        $13.31 to $13.16     $10.97
  Net Assets (In Thousands)                       $98                   $60     $1,309                  $4,476       $194
  Investment Income Ratio to Net Assets/2/      1.55%                 1.48%      1.11%                   0.78%      0.59%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/           31.02%      30.64% to 30.12%     27.10%        26.74% to 26.24%     31.74%

December 31, 2002
  Units                                         7,520                 2,191    118,166                 211,901     20,105
  Unit Fair Value, Lowest to Highest/1/        $10.68      $10.55 to $10.62     $10.56        $10.43 to $10.50      $8.33
  Net Assets (In Thousands)                       $80                   $23     $1,248                  $2,219       $167
  Investment Income Ratio to Net Assets/2/      1.14%                 0.77%      1.05%                   0.64%      0.91%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/         (16.62%)  (17.11%) to (16.78%)   (18.67%)    (19.14%) to (18.82%)   (14.67%)

December 31, 2001
  Units                                         9,654                   386    137,711                  68,966     22,906
  Unit Fair Value, Lowest to Highest/1/        $12.81      $12.73 to $12.76     $12.98           $12.89 $12.93     $$9.76
  Net Assets (In Thousands)                      $124                    $5     $1,788                    $890       $224
  Investment Income Ratio to Net Assets/2/      0.94%                 0.00%      0.36%                   0.00%      0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                 1.40%        1.40% to 1.80%      1.40%          1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            2.16%        1.47% to 1.87%   (21.53%)    (22.04%) to (21.72%)   (29.52%)

                                            ---------------------
                                               International
                                                    New
                                               Opportunities
                                                  Fund B
                                            --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    3,352
  Unit Fair Value, Lowest to Highest/1/         $10.88 to $10.76
  Net Assets (In Thousands)                                  $36
  Investment Income Ratio to Net Assets/2/                 0.32%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/            31.36% to 30.83%

December 31, 2002
  Units                                                    2,262
  Unit Fair Value, Lowest to Highest/1/           $8.22 to $8.28
  Net Assets (In Thousands)                                  $19
  Investment Income Ratio to Net Assets/2/                 0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (15.17%) to (14.83%)

December 31, 2001
  Units                                                      871
  Unit Fair Value, Lowest to Highest/1/           $9.70 to $9.72
  Net Assets (In Thousands)                                   $8
  Investment Income Ratio to Net Assets/2/                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (29.96%) to (29.68%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                     Templeton
                              -----------------------------------------------------------------------------------


                                    Growth               Growth               Foreign              Foreign
                                Securities Fund     Securities Fund B     Securities Fund     Securities Fund B
                              -------------------- -------------------- -------------------- --------------------
December 31, 2005
  Units                                     15,640                5,402               59,307              269,382
  Unit Fair Value, Lowest to
   Highest/1/                     $13.54 to $17.89     $17.08 to $16.34     $11.44 to $12.01     $30.90 to $26.40
  Net Assets (In Thousands)                   $263                  $90                 $711               $4,011
  Investment Income Ratio
   to Net Assets/2/                          1.22%                1.08%                1.29%                1.16%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                       8.14% to 7.55%       7.94% to 6.93%       9.54% to 8.94%       9.35% to 8.10%

December 31, 2004
  Units                                     17,470                7,736               67,617              229,858
  Unit Fair Value, Lowest to
   Highest/1/                     $12.52 to $16.64     $15.83 to $15.28     $10.45 to $11.02     $28.26 to $24.42
  Net Assets (In Thousands)                   $274                 $120                 $744               $2,852
  Investment Income Ratio
   to Net Assets/2/                          1.24%                1.20%                1.13%                1.01%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.75% to 1.90%
  Total Return, Lowest to
   Highest/4/                     15.26% to 14.63%     15.04% to 13.95%     17.86% to 17.22%     17.64% to 14.79%

December 31, 2003
  Units                                     18,162               10,003               84,201              107,983
  Unit Fair Value, Lowest to
   Highest/1/                     $10.86 to $14.51     $13.76 to $13.41       $8.86 to $9.40       $9.47 to $9.24
  Net Assets (In Thousands)                   $247                 $136                 $791               $1,009
  Investment Income Ratio
   to Net Assets/2/                          1.61%                1.53%                1.85%                1.32%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     31.50% to 30.78%     31.02% to 29.78%     31.43% to 30.71%     31.09% to 29.86%

December 31, 2002
  Units                                     23,201               10,776               88,500               42,007
  Unit Fair Value, Lowest to
   Highest/1/                      $8.26 to $11.10     $10.33 to $10.50       $6.74 to $7.19       $7.11 to $7.23
  Net Assets (In Thousands)                   $245                 $112                 $636                 $302
  Investment Income Ratio
   to Net Assets/2/                          2.62%                2.46%                1.75%                1.53%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (19.46%) to (19.01%) (19.95%) to (19.18%) (19.54%) to (19.10%) (20.02%) to (19.25%)

December 31, 2001
  Units                                     23,230                3,867               93,347               16,972
  Unit Fair Value, Lowest to
   Highest/1/                     $10.20 to $13.78     $12.91 to $12.99       $8.34 to $8.94       $8.89 to $8.95
  Net Assets (In Thousands)                   $306                  $50                 $834                 $152
  Investment Income Ratio
   to Net Assets/2/                          2.24%                0.19%                3.22%                0.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             0.85% to 1.40%       0.85% to 1.80%       0.85% to 1.40%       0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                   (2.37%) to (1.83%)   (3.08%) to (2.15%) (16.93%) to (16.47%) (17.50%) to (16.71%)

                              ------------------------------------

                                Developing        Developing
                                  Markets           Markets
                              Securities Fund  Securities Fund B
                              ---------------- ------------------
December 31, 2005
  Units                                 25,079            328,572
  Unit Fair Value, Lowest to
   Highest/1/                           $16.24   $10.76 to $10.15
  Net Assets (In Thousands)               $407             $4,710
  Investment Income Ratio
   to Net Assets/2/                      1.42%              1.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           25.99%   25.79% to 25.04%

December 31, 2004
  Units                                 33,142            283,006
  Unit Fair Value, Lowest to
   Highest/1/                           $12.89     $8.56 to $8.12
  Net Assets (In Thousands)               $427             $3,430
  Investment Income Ratio
   to Net Assets/2/                      1.85%              1.78%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                           23.09%   22.95% to 22.46%

December 31, 2003
  Units                                 41,611            215,968
  Unit Fair Value, Lowest to
   Highest/1/                           $10.47   $10.36 to $10.25
  Net Assets (In Thousands)               $436             $2,231
  Investment Income Ratio
   to Net Assets/2/                      1.37%              1.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 51.60% to 51.60%   50.87% to 50.27%

December 31, 2002
  Units                                 48,279            122,225
  Unit Fair Value, Lowest to
   Highest/1/                            $6.91     $6.82 to $6.87
  Net Assets (In Thousands)               $333               $837
  Investment Income Ratio
   to Net Assets/2/                      1.63%              1.48%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (1.35%) (1.93%) to (1.54%)

December 31, 2001
  Units                                 55,737             55,946
  Unit Fair Value, Lowest to
   Highest/1/                            $7.00     $6.96 to $6.98
  Net Assets (In Thousands)               $390               $390
  Investment Income Ratio
   to Net Assets/2/                      1.06%              0.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                  1.40%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                          (9.36%) (9.73%) to (9.37%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                                      Templeton
                                  --------------------------------------------------------------------------------------------

                                      Global            Global
                                      Income            Income             Franklin             Franklin        Mutual Share
                                  Securities Fund  Securities Fund B    Small-Cap Fund      Small-Cap Fund B   Securities Fund
                                  ---------------- ----------------- -------------------- -------------------- ---------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                      4,340              626                44,810               66,001         27,172
  Unit Fair Value, Lowest to
   Highest/1/                     $15.68 to $14.76 $14.85 to $14.47       $5.83 to $11.71     $11.78 to $11.48         $13.25
  Net Assets (In Thousands)                    $64               $9                  $522                 $766           $360
  Investment Income Ratio to Net
   Assets/2/                                 7.69%           10.01%                 0.00%                0.00%          1.10%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80% 1.40% to 1.40%
  Total Return, Lowest to
   Highest/4/                     21.68% to 21.01% 21.40% to 20.25%      36.44% to 35.70%     36.08% to 34.80%         23.74%

December 31, 2002
  Units                                      4,437            1,398                50,532               23,112         30,450
  Unit Fair Value, Lowest to
   Highest/1/                     $12.20 to $12.89 $12.03 to $12.23        $4.27 to $8.63       $8.52 to $8.66         $10.71
  Net Assets (In Thousands)                    $54              $17                  $434                 $198           $326
  Investment Income Ratio to Net
   Assets/2/                                 1.18%            1.19%                 0.42%                0.24%          1.09%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                     19.76% to 20.42% 18.99% to 20.12%  (29.52%) to (29.13%) (29.96%) to (29.29%)       (12.79%)

December 31, 2001
  Units                                      4,298            1,968                56,802               10,247         58,419
  Unit Fair Value, Lowest to
   Highest/1/                     $10.19 to $10.70 $10.11 to $10.18       $6.02 to $12.25     $12.16 to $12.24         $12.28
  Net Assets (In Thousands)                    $44              $20                  $691                 $125           $717
  Investment Income Ratio to Net
   Assets/2/                                 3.58%            0.67%                 0.52%                0.02%          1.74%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                    0.85% to 1.40%   0.85% to 1.80%        0.85% to 1.40%       0.85% to 1.80%          1.40%
  Total Return, Lowest to
   Highest/4/                       1.11% to 1.72%   0.41% to 1.37%  (16.20%) to (15.74%) (16.77%) to (15.97%)          5.81%

                                  ---------------------


                                     Mutual Share
                                   Securities Fund B
                                  --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/
  Total Return, Lowest to
   Highest/4/

December 31, 2003
  Units                                        121,181
  Unit Fair Value, Lowest to
   Highest/1/                         $13.25 to $12.99
  Net Assets (In Thousands)                     $1,585
  Investment Income Ratio to Net
   Assets/2/                                     0.99%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                         24.09% to 22.92%

December 31, 2002
  Units                                         99,322
  Unit Fair Value, Lowest to
   Highest/1/                         $10.56 to $10.68
  Net Assets (In Thousands)                     $1,054
  Investment Income Ratio to Net
   Assets/2/                                     0.95%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        0.85% to 1.80%
  Total Return, Lowest to
   Highest/4/                     (13.39%) to (12.56%)

December 31, 2001
  Units                                         45,708
  Unit Fair Value, Lowest to
   Highest/1/                         $12.20 to $12.23
  Net Assets (In Thousands)                       $558
  Investment Income Ratio to Net
   Assets/2/                                     0.36%
  Expenses as a percent of
   Average Net Assets, Lowest
   to Highest/3/                        1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                           5.12% to 5.55%

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                            Templeton                                        Fidelity
                                            ----------------------------------------- -----------------------------------------

                                                 Franklin             Franklin
                                                 Large-Cap            Large-Cap       Contrafund  Growth         Growth
                                                Growth Fund         Growth Fund B     Portfolio  Portfolio     Portfolio B
                                            -------------------- -------------------- ---------- --------- --------------------
December 31, 2005
  Units                                                                                             3,813               363,370
  Unit Fair Value, Lowest to Highest/1/                                                            $12.17      $55.40 to $49.36
  Net Assets (In Thousands)                                                                           $46                $6,421
  Investment Income Ratio to Net Assets/2/                                                          0.48%                 0.21%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                                     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                                4.33%        4.14% to 3.52%

December 31, 2004
  Units                                                                                   3,012     4,116               253,233
  Unit Fair Value, Lowest to Highest/1/                                                  $15.65    $11.66      $53.20 to $47.68
  Net Assets (In Thousands)                                                                 $47       $48                $3,690
  Investment Income Ratio to Net Assets/2/                                                0.33%     0.32%                 0.07%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                                           1.40%     1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/                                                     13.87%     1.94%        3.97% to 3.56%

December 31, 2003
  Units                                                   49,029               25,314     3,061     7,254                88,579
  Unit Fair Value, Lowest to Highest/1/          $8.19 to $12.71     $12.80 to $12.48    $13.74    $11.44      $11.33 to $11.21
  Net Assets (In Thousands)                                 $598                 $322       $42       $83                $1,002
  Investment Income Ratio to Net Assets/2/                 0.76%                0.74%     0.46%     0.34%                 0.04%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/            26.06% to 25.37%     25.87% to 24.68%    26.68%    31.00%      30.70% to 30.18%

December 31, 2002
  Units                                                   62,103               19,430     3,272     8,263                19,879
  Unit Fair Value, Lowest to Highest/1/          $6.50 to $10.14     $10.01 to $10.17    $10.85     $8.73        $8.61 to $8.67
  Net Assets (In Thousands)                                 $609                 $197       $35       $72                  $172
  Investment Income Ratio to Net Assets/2/                 0.82%                0.74%     0.81%     0.25%                 0.11%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (24.01%) to (23.59%) (24.56%) to (23.84%)  (10.61%)  (31.08%)  (31.54%) to (31.27%)

December 31, 2001
  Units                                                   72,089                4,517     3,003     7,762                 6,938
  Unit Fair Value, Lowest to Highest/1/          $8.50 to $13.35     $13.27 to $13.35    $12.14    $12.67      $12.58 to $12.61
  Net Assets (In Thousands)                                 $918                  $60       $36       $98                   $87
  Investment Income Ratio to Net Assets/2/                 0.63%                0.08%     0.41%     0.09%                 0.00%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   0.85% to 1.40%       0.85% to 1.80%     1.40%     1.40%        1.40% to 1.80%
  Total Return, Lowest to Highest/4/        (12.49%) to (12.01%) (13.02%) to (12.18%)  (13.48%)  (18.79%)  (19.77%) to (19.44%)

                                            --------------

                                               Growth
                                            Opportunities
                                              Portfolio
                                            -------------
December 31, 2005
  Units                                          1,463
  Unit Fair Value, Lowest to Highest/1/          $9.39
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.87%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             7.38%

December 31, 2004
  Units                                          1,649
  Unit Fair Value, Lowest to Highest/1/          $8.74
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.53%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/             5.70%

December 31, 2003
  Units                                          1,718
  Unit Fair Value, Lowest to Highest/1/          $8.27
  Net Assets (In Thousands)                        $14
  Investment Income Ratio to Net Assets/2/       0.78%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/            28.07%

December 31, 2002
  Units                                          1,826
  Unit Fair Value, Lowest to Highest/1/          $6.46
  Net Assets (In Thousands)                        $12
  Investment Income Ratio to Net Assets/2/       1.08%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (22.93%)

December 31, 2001
  Units                                          1,904
  Unit Fair Value, Lowest to Highest/1/          $8.38
  Net Assets (In Thousands)                        $16
  Investment Income Ratio to Net Assets/2/       0.39%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                  1.40%
  Total Return, Lowest to Highest/4/          (15.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                       Fidelity
                                      ---------------------------------------------------------------------------

                                           Growth
                                            and             Equity             Equity                High
                                      Income Portfolio Income Portfolio  Income Portfolio B   Income Portfolio B
                                      ---------------- ---------------- -------------------- --------------------
December 31, 2005
  Units                                      3,675                 582                30,136
  Unit Fair Value, Lowest to
   Highest/1/                               $12.54              $13.56      $55.59 to $49.54
  Net Assets (In Thousands)                    $46                  $8                  $453
  Investment Income Ratio to Net
   Assets/2/                                 1.44%               1.54%                 1.28%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%      1.40% to 1.40%        1.30% to 1.90%
  Total Return, Lowest to Highest/4/         6.14%               4.40%        4.21% to 3.59%

December 31, 2004
  Units                                      3,750                 850                31,194                7,636
  Unit Fair Value, Lowest to
   Highest/1/                               $11.82              $12.99      $53.35 to $47.82     $17.89 to $15.93
  Net Assets (In Thousands)                    $44                 $11                  $397                  $94
  Investment Income Ratio to Net
   Assets/2/                                 1.10%               1.47%                 1.09%                5.03%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.30% to 1.90%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/         4.32%               9.98%        9.79% to 9.13%       7.97% to 7.32%

December 31, 2003
  Units                                      5,413                 664                20,315                5,317
  Unit Fair Value, Lowest to
   Highest/1/                               $11.33              $11.81      $11.67 to $11.55     $11.49 to $11.37
  Net Assets (In Thousands)                    $61                  $8                  $236                  $61
  Investment Income Ratio to Net
   Assets/2/                                 1.19%               1.78%                 1.41%                3.52%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/        22.05%              28.52%      28.22% to 27.71%     24.99% to 24.49%

December 31, 2002
  Units                                      5,521                 686                13,802                1,547
  Unit Fair Value, Lowest to
   Highest/1/                                $9.28               $9.19        $9.04 to $9.10       $9.13 to $9.19
  Net Assets (In Thousands)                    $51                  $6                  $125                  $14
  Investment Income Ratio to Net
   Assets/2/                                 1.33%               1.75%                 1.05%                0.97%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (17.77%)            (18.10%)  (18.63%) to (18.31%)       1.46% to 1.86%

December 31, 2001
  Units                                      5,245                 675                 3,642                   40
  Unit Fair Value, Lowest to
   Highest/1/                               $11.29              $11.22      $11.11 to $11.14       $9.00 to $9.03
  Net Assets (In Thousands)                    $59                  $8                   $40                   $-
  Investment Income Ratio to Net
   Assets/2/                                 1.61%               2.45%                 0.00%                0.00%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/          1.40%               1.40%        1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      (10.02%)             (6.28%)    (6.93%) to (6.55%) (13.51%) to (13.16%)

                                                  American Century
                                      -----------------------------------------

                                            Income
                                              and
                                          Growth Fund       International Fund
                                      -------------------- --------------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to
   Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net
   Assets/2/
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                            775,779               15,004
  Unit Fair Value, Lowest to
   Highest/1/                               $8.34 to $8.25       $6.93 to $6.85
  Net Assets (In Thousands)                         $6,449                 $104
  Investment Income Ratio to Net
   Assets/2/                                         1.16%                0.72%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/      27.56% to 27.05%     22.78% to 22.29%

December 31, 2002
  Units                                            566,665               13,507
  Unit Fair Value, Lowest to
   Highest/1/                               $6.49 to $6.54       $5.60 to $5.64
  Net Assets (In Thousands)                         $3,697                  $76
  Investment Income Ratio to Net
   Assets/2/                                         0.83%                0.59%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/  (20.81%) to (20.49%) (21.79%) to (21.48%)

December 31, 2001
  Units                                            242,625                6,562
  Unit Fair Value, Lowest to
   Highest/1/                               $8.20 to $8.22       $7.17 to $7.19
  Net Assets (In Thousands)                         $1,993                  $47
  Investment Income Ratio to Net
   Assets/2/                                         0.40%                0.11%
  Expenses as a percent of Average
   Net Assets, Lowest to Highest/3/         1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/   (10.00%) to (9.63%) (30.45%) to (30.17%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                              American Century                                        Dreyfus
                                            -------------------- -----------------------------------------------

                                                                  Stock
                                                                  Index       Stock Index      Disciplined Stock
                                                 Value Fund       Fund          Fund B             Portfolio
                                            -------------------- -------- -------------------- -----------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units                                                             8,251               47,201
  Unit Fair Value, Lowest to Highest/1/                             $8.47       $8.36 to $8.24
  Net Assets (In Thousands)                                           $70                 $392
  Investment Income Ratio to Net Assets/2/                          1.69%                1.37%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                                     1.40%       1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                9.10%       8.81% to 8.38%

December 31, 2003
  Units                                                  129,841   11,280               58,817        2,847
  Unit Fair Value, Lowest to Highest/1/         $13.62 to $13.47    $7.77       $7.69 to $7.60        $7.35
  Net Assets (In Thousands)                               $1,762      $88                 $450          $21
  Investment Income Ratio to Net Assets/2/                 1.07%    1.50%                1.25%        0.76%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            27.17% to 26.66%   26.58%     26.28% to 25.77%       21.81%

December 31, 2002
  Units                                                  131,233   11,911               59,105        3,367
  Unit Fair Value, Lowest to Highest/1/         $10.64 to $10.71    $6.14       $6.04 to $6.09        $6.04
  Net Assets (In Thousands)                               $1,402      $73                 $359          $20
  Investment Income Ratio to Net Assets/2/                 0.80%    1.27%                1.51%        0.45%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/        (14.18%) to (13.84%) (23.44%) (23.93%) to (23.63%)     (23.69%)

December 31, 2001
  Units                                                   99,686   15,789                  358        7,556
  Unit Fair Value, Lowest to Highest/1/         $12.39 to $12.43    $8.01       $7.95 to $7.97        $7.91
  Net Assets (In Thousands)                               $1,238     $127                   $3          $60
  Investment Income Ratio to Net Assets/2/                 0.51%    1.09%                0.68%        0.48%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%    1.40%       1.40% to 1.80%        1.40%
  Total Return, Lowest to Highest/4/            10.80% to 11.25% (13.41%) (14.04%) to (13.69%)     (14.48%)

                                            ----------------------------------

                                                                   Capital
                                             Disciplined Stock   Appreciation
                                                Portfolio B       Portfolio
                                            -------------------- ------------
December 31, 2005
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2004
  Units
  Unit Fair Value, Lowest to Highest/1/
  Net Assets (In Thousands)
  Investment Income Ratio to Net Assets/2/
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/
  Total Return, Lowest to Highest/4/

December 31, 2003
  Units                                                    5,366     20,588
  Unit Fair Value, Lowest to Highest/1/           $7.29 to $7.21      $8.72
  Net Assets (In Thousands)                                  $39       $179
  Investment Income Ratio to Net Assets/2/                 0.70%      1.42%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/            21.60% to 21.11%     19.49%

December 31, 2002
  Units                                                    5,344     21,971
  Unit Fair Value, Lowest to Highest/1/           $5.95 to $6.00      $7.30
  Net Assets (In Thousands)                                  $32       $160
  Investment Income Ratio to Net Assets/2/                 0.55%      0.68%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (24.10%) to (23.80%)   (17.87%)

December 31, 2001
  Units                                                    5,505     41,676
  Unit Fair Value, Lowest to Highest/1/           $7.85 to $7.87      $8.88
  Net Assets (In Thousands)                                  $43       $370
  Investment Income Ratio to Net Assets/2/                 0.55%      0.99%
  Expenses as a percent of Average Net
   Assets, Lowest to Highest/3/                   1.40% to 1.80%      1.40%
  Total Return, Lowest to Highest/4/        (15.01%) to (14.67%)   (10.58%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                    Dreyfus                         INVESCO
                              -------------------- ----------------------------------------- ------------------

                                    Capital
                                  Appreciation           Dynamics            High Yield          High Yield
                                  Portfolio B              Fund                 Fund             Portfolio
                              -------------------- -------------------- -------------------- ------------------
December 31, 2005
  Units                                                                                                  65,343
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $13.31 to $12.71
  Net Assets (In Thousands)                                                                                $853
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.51%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    2.78% to 2.17%

December 31, 2004
  Units                                                                                                  55,309
  Unit Fair Value, Lowest to
   Highest/1/                                                                                  $12.95 to $12.44
  Net Assets (In Thousands)                                                                                $702
  Investment Income Ratio
   to Net Assets/2/                                                                                       6.60%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/                                                                          1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                                                                                    8.14% to 7.50%

December 31, 2003
  Units                                    215,401              382,062               24,052             48,681
  Unit Fair Value, Lowest to
   Highest/1/                       $8.62 to $8.53       $6.57 to $6.50       $8.88 to $8.78   $11.76 to $11.63
  Net Assets (In Thousands)                 $1,850               $2,503                 $213               $572
  Investment Income Ratio
   to Net Assets/2/                          1.30%                0.00%                5.98%              7.12%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     19.15% to 18.67%     35.91% to 35.37%     23.30% to 22.81%   21.23% to 20.74%

December 31, 2002
  Units                                    164,640              304,467               28,086              9,092
  Unit Fair Value, Lowest to
   Highest/1/                       $7.19 to $7.24       $4.80 to $4.84       $7.15 to $7.20     $9.63 to $9.70
  Net Assets (In Thousands)                 $1,188               $1,469                 $202                $88
  Investment Income Ratio
   to Net Assets/2/                          1.31%                0.00%               10.57%              7.30%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (18.38%) to (18.05%) (33.12%) to (32.85%)   (3.06%) to (2.67%) (2.95%) to (2.56%)

December 31, 2001
  Units                                     66,102              129,944               28,370              1,666
  Unit Fair Value, Lowest to
   Highest/1/                       $8.81 to $8.83       $7.18 to $7.20       $7.37 to $7.40     $9.92 to $9.95
  Net Assets (In Thousands)                   $583                 $935                 $210                $17
  Investment Income Ratio
   to Net Assets/2/                          1.17%                0.00%               14.73%              7.70%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/             1.40% to 1.80%       1.40% to 1.80%       1.40% to 1.80%     1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                 (11.25%) to (10.89%) (32.38%) to (32.09%) (16.46%) to (16.10%)     0.50% to 0.91%

                                      PIMCO
                              ----------------------------------------
                                                      StocksPLUS
                                                        Growth
                                 Low Duration            and
                                  Portfolio        Income Portfolio
                              ------------------ --------------------
December 31, 2005
  Units                                   45,882               24,691
  Unit Fair Value, Lowest to
   Highest/1/                   $12.21 to $11.71     $13.44 to $12.81
  Net Assets (In Thousands)                 $553                 $226
  Investment Income Ratio
   to Net Assets/2/                        2.81%                2.29%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                 (0.29%) to (0.88%)       2.16% to 1.55%

December 31, 2004
  Units                                   46,341               27,490
  Unit Fair Value, Lowest to
   Highest/1/                   $12.24 to $11.82     $13.15 to $12.61
  Net Assets (In Thousands)                 $561                 $246
  Investment Income Ratio
   to Net Assets/2/                        1.43%                1.73%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.30% to 1.90%       1.30% to 1.90%
  Total Return, Lowest to
   Highest/4/                   0.52% to (0.09%)       9.38% to 8.72%

December 31, 2003
  Units                                   44,002               25,384
  Unit Fair Value, Lowest to
   Highest/1/                   $12.09 to $11.96       $8.20 to $8.11
  Net Assets (In Thousands)                 $531                 $208
  Investment Income Ratio
   to Net Assets/2/                        1.70%                2.40%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     0.93% to 0.52%     28.57% to 28.06%

December 31, 2002
  Units                                   28,815               12,361
  Unit Fair Value, Lowest to
   Highest/1/                   $11.90 to $11.98       $6.34 to $6.38
  Net Assets (In Thousands)                 $345                  $79
  Investment Income Ratio
   to Net Assets/2/                        3.39%                3.37%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.15% to 5.57% (21.65%) to (21.33%)

December 31, 2001
  Units                                   14,221                4,295
  Unit Fair Value, Lowest to
   Highest/1/                   $11.32 to $11.35       $8.09 to $8.11
  Net Assets (In Thousands)                 $161                  $35
  Investment Income Ratio
   to Net Assets/2/                        5.18%                5.10%
  Expenses as a percent of
   Average Net Assets,
   Lowest to Highest/3/           1.40% to 1.80%       1.40% to 1.80%
  Total Return, Lowest to
   Highest/4/                     5.70% to 6.12% (13.03%) to (12.61%)

                                                                    (Continued)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE
                             FINANCIAL HIGHLIGHTS



                                                                          PIMCO                   Scudder I
                                                                     ---------------- ----------------------------------


                                                                       Total Return   International    International
                                                                        Portfolio       Portfolio       Portfolio B
                                                                     ---------------- ------------- --------------------
December 31, 2005
  Units                                                                       215,346
  Unit Fair Value, Lowest to Highest/1/                              $13.38 to $13.13
  Net Assets (In Thousands)                                                    $2,865
  Investment Income Ratio to Net Assets/2/                                      3.36%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   1.03% to 0.63%

December 31, 2004
  Units                                                                       238,348
  Unit Fair Value, Lowest to Highest/1/                              $13.24 to $13.04
  Net Assets (In Thousands)                                                    $3,143
  Investment Income Ratio to Net Assets/2/                                      2.46%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.39% to 2.97%

December 31, 2003
  Units                                                                       239,749     15,512                 145,481
  Unit Fair Value, Lowest to Highest/1/                              $12.81 to $12.67      $6.21          $6.19 to $6.12
  Net Assets (In Thousands)                                                    $3,061        $96                    $896
  Investment Income Ratio to Net Assets/2/                                      2.83%      0.76%                   0.53%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   3.60% to 3.18%     25.98%        25.75% to 25.24%

December 31, 2002
  Units                                                                       255,114     16,042                 110,635
  Unit Fair Value, Lowest to Highest/1/                              $12.28 to $12.36      $4.93          $4.88 to $4.92
  Net Assets (In Thousands)                                                    $3,148        $79                    $543
  Investment Income Ratio to Net Assets/2/                                      4.15%      0.89%                   0.51%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   7.14% to 7.57%   (19.50%)    (20.07%) to (19.75%)

December 31, 2001
  Units                                                                       132,530     24,880                  43,558
  Unit Fair Value, Lowest to Highest/1/                              $11.46 to $11.49      $6.12          $6.11 to $6.13
  Net Assets (In Thousands)                                                    $1,522       $152                    $266
  Investment Income Ratio to Net Assets/2/                                      3.95%      0.35%                   0.00%
  Expenses as a percent of Average Net Assets, Lowest to Highest/3/    1.40% to 1.80%      1.40%          1.40% to 1.80%
  Total Return, Lowest to Highest/4/                                   6.44% to 6.87%   (31.83%)    (32.05%) to (31.78%)

/1/ Unit fair value amounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual unit fair values are not within the ranges presented.

/2/ These amounts represent the dividends, excluding distributions of capital gains, received by the Separate Account sub-accounts from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account sub-accounts invest.

/3/ These ratios represent the annualized contract expenses of the Separate
    Account sub-accounts, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

/4/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented. The total return ratios related to new products offered or new sub-accounts added as investment options during the year are calculated for the period from the inception date of the product or sub-account through the end of the reporting period.

                                                                    (Concluded)

             METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                 (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)
                       CONSOLIDATED FINANCIAL STATEMENTS
                              for the Years Ended
                       December 31, 2005, 2004 and 2003
                                      and
            Report of Independent Registered Public Accounting Firm

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      To the Board of Directors and Stockholder of MetLife Investors Insurance Company:

      We have audited the accompanying consolidated balance sheets of MetLife Investors Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Investors Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America.

      As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which became effective on January 1, 2004 and recorded the impact as cumulative effect of change in accounting principles.

      /s/ DELOITTE & TOUCHE LLP
      Certified Public Accountants

      Tampa, Florida
      April 19, 2006
      (November 3, 2006 as to Note 12)

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of Metlife, Inc.)
                             CONSOLIDATED BALANCE SHEETS
                             DECEMBER 31, 2005 AND 2004
                   (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                              2005    2004
                                                                            -------  -------
ASSETS
Investments:
 Fixed maturities available-for-sale, at fair value (amortized cost: $2,357
   and $2,173, respectively)                                                $ 2,348  $ 2,189
 Equity securities, at fair value (cost: $1 and $1, respectively)                 1        1
 Mortgage loans on real estate                                                   65      130
 Policy loans                                                                    28       28
 Real estate joint ventures held-for-investment                                   3        5
 Other limited partnership interests                                              3        2
 Short-term investments                                                          79      103
 Other invested assets                                                           28       15
                                                                            -------  -------
   Total investments                                                          2,555    2,473
Cash and cash equivalents                                                        17      174
Accrued investment income                                                        24       21
Premiums and other receivables                                                1,013      927
Deferred policy acquisition costs and value of business acquired                612      573
Current income taxes receivable                                                   -       23
Other assets                                                                    120       94
Separate account assets                                                       7,529    6,546
                                                                            -------  -------
   Total assets                                                             $11,870  $10,831
                                                                            =======  =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
 Future policy benefits                                                     $   238  $   112
 Policyholder account balances                                                2,769    2,903
 Other policyholder funds                                                        22        9
 Current income taxes payable                                                     2        -
 Deferred income taxes payable                                                   36       36
 Payables for collateral under securities loaned transactions                   508      487
 Other liabilities                                                               39       36
 Separate account liabilities                                                 7,529    6,546
                                                                            -------  -------
   Total liabilities                                                        $11,143  $10,129
                                                                            =======  =======

Stockholder's Equity:
 Common stock, par value $2 per share; 5,000,000 shares authorized;
   2,899,446 shares issued and outstanding                                        6        6
 Additional paid-in capital                                                     586      586
 Retained earnings                                                              139      104
 Accumulated other comprehensive income (loss)                                   (4)       6
                                                                            -------  -------
   Total stockholder's equity                                                   727      702
                                                                            -------  -------
   Total liabilities and stockholder's equity                               $11,870  $10,831
                                                                            =======  =======


            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                          CONSOLIDATED STATEMENTS OF INCOME
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                2005  2004 2003
                                                                ----  ---- ----
REVENUES
Premiums                                                        $122  $ 19 $  7
Universal life and investment-type product policy fees           115   107   79
Net investment income                                            114   134  143
Other revenues                                                    61    71   65
Net investment gains (losses)                                     (6)   36  (25)
                                                                ----  ---- ----
   Total revenues                                                406   367  269
                                                                ----  ---- ----

EXPENSES
Policyholder benefits and claims                                 139    30   22
Interest credited to policyholder account balances               120   147  171
Other expenses                                                   103    99   80
                                                                ----  ---- ----
   Total expenses                                                362   276  273
                                                                ----  ---- ----

Income (loss) before provision (benefit) for income taxes         44    91   (4)
Provision (benefit) for income tax expense                         9    27   (3)
                                                                ----  ---- ----
Income (loss) before cummulative effect of change in accounting   35    64   (1)
Cumulative effect of change in accounting, net of income taxes     -     1    -
                                                                ----  ---- ----
Net income (loss)                                               $ 35  $ 65 $ (1)
                                                                ====  ==== ====




            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                   CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                             ACCUMULATED
                                                                        ADDITIONAL              OTHER
                                                                 COMMON  PAID-IN   RETAINED COMPREHENSIVE
                                                                 STOCK   CAPITAL   EARNINGS INCOME (LOSS) TOTAL
                                                                 ------ ---------- -------- ------------- -----
Balance at January 1, 2003                                         $6      $431      $ 40       $  7      $484
Capital contribution                                                         56                             56
Comprehensive income (loss):
 Net loss                                                                              (1)                  (1)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                             14        14
                                                                                                          ----
 Comprehensive income (loss)                                                                                13
                                                                 ---------------------------------------------
Balance at December 31, 2003                                        6       487        39         21       553
Capital contribution                                                        110                            110
Sale of subsidiary                                                          (11)                           (11)
Comprehensive income (loss):
 Net income                                                                            65                   65
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (15)      (15)
                                                                                                          ----
 Comprehensive income (loss)                                                                                50
                                                                 ---------------------------------------------
Balance at December 31, 2004                                        6       586       104          6       702
Comprehensive income (loss):
 Net Income                                                                            35                   35
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related offsets
     and income taxes                                                                            (10)      (10)
                                                                                                          ----
 Comprehensive income (loss)                                                                                25
                                                                 ---------------------------------------------
Balance at December 31, 2005                                       $6      $586      $139       $ (4)     $727
                                                                 =============================================



            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                        CONSOLIDATED STATEMENTS OF CASH FLOWS
                FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                    (IN MILLIONS)

                                                                                                      2005     2004     2003
                                                                                                    -------  -------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                   $    35  $    65  $    (1)
 Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Amortization of premiums and accretion of discounts associated with investments, net                   8       12        9
   (Gains) losses from sales of investments, net                                                          6      (36)      25
   Interest credited to policyholder account balances                                                   120      147      171
   Universal life and investment-type product policy fees                                              (115)    (107)     (79)
   Change in accrued investment income                                                                   (3)       5       (3)
   Change in premiums and other receivables                                                             (77)    (413)    (140)
   Change in deferred policy acquisition costs, net                                                     (29)     (77)     (98)
   Change in insurance-related liabilities                                                              125       26        2
   Change in income taxes payable                                                                        30        9       (9)
   Change in other assets                                                                                83       74       46
   Change in other liabilities                                                                            6      (30)     (65)
                                                                                                    -------  -------  -------
Net cash provided by (used in) operating activities                                                     189     (325)    (142)
                                                                                                    -------  -------  -------
CASH FLOWS FROM INVESTING ACTIVITIES
 Sales, maturities and repayments of:
   Fixed maturities                                                                                   2,025      990    1,149
   Mortgage loans on real estate                                                                         67      137       49
   Real estate and real estate joint ventures                                                             2        1        -
 Purchases of:
   Fixed maturities                                                                                  (2,245)  (1,029)  (1,672)
   Mortgage loans on real estate                                                                          -      (41)      (1)
   Real estate and real estate joint ventures                                                             -        -       (1)
 Net change in short-term investments                                                                    24      116      (97)
 Proceeds from sales of businesses                                                                        -       20        -
 Net change in other invested assets                                                                     (6)      (1)     (14)
                                                                                                    -------  -------  -------
Net cash provided by (used in) investing activities                                                    (133)     193     (587)
                                                                                                    -------  -------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
 Policyholder account balances:
   Deposits                                                                                           1,355    1,811    2,180
   Withdrawals                                                                                       (1,589)  (1,864)  (1,978)
 Net change in payables for collateral under securities loaned transactions                              21      100      387
 Capital contribution                                                                                     -      110       56
                                                                                                    -------  -------  -------
Net cash provided by (used in) financing activities                                                    (213)     157      645
                                                                                                    -------  -------  -------
Change in cash and cash equivalents                                                                    (157)      25      (84)
Cash and cash equivalents, beginning of year                                                            174      149      233
                                                                                                    -------  -------  -------
CASH AND CASH EQUIVALENTS, END OF YEAR                                                              $    17  $   174  $   149
                                                                                                    =======  =======  =======
Supplemental disclosures of cash flow information:
 Net cash paid (refunded) during the year:
   Income taxes                                                                                     $   (19) $    21  $     6
                                                                                                    =======  =======  =======

            See accompanying notes to consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

      BUSINESS

      MetLife Investors Insurance Company ("MLIIC"), a Missouri domiciled life insurance company, and subsidiaries (the "Company") is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company owns 100% of the outstanding shares of MetLife Investors Insurance Company of California ("MLIICCA"), a California domiciled life insurance company. On October 1, 2004 the Company was sold by COVA Corporation ("COVA"), a wholly owned subsidiary of MetLife, to MetLife.

      On October 1, 2004, First MetLife Investors Insurance Company ("FMLI") was sold to MetLife for $34 million in consideration. As a result, the Company recognized a decrease to equity of $11 million in paid in capital and $1 million in accumulated other comprehensive income. Total assets and liabilities of the entity sold at the date of sale were $920 million and $874 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $2 million for both years ended December 31, 2004 and 2003.

      The Company markets and services variable annuities, single premium deferred annuities ("SPDA"), immediate annuities, term life, variable life and universal life insurance policies. The Company is licensed to do business in 46 states and the District of Columbia. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

      BASIS OF PRESENTATION

      The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany accounts and transactions have been eliminated.

      The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

      Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include, $100 million and $387 million relating to the net change in payable for collateral under securities loaned transactions which was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively. Reflected in the consolidated balance sheets and the consolidated statements of cash flows is a reclassification of the reinsurance receivables. Premiums and other receivables and other liabilities

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      reclassifications on the consolidated balance sheets include $14 million at December 31, 2004. The net effect to the change in premiums and other receivables and the change in other liabilities on the consolidated statements of cash flows is $14 million and $69 million for the years ended December 31, 2004 and 2003, respectively.

      SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) accounting for reinsurance transactions; and (viii) the liability for litigation and regulatory matters. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

      INVESTMENTS

      The Company's principal investments are in fixed maturities and mortgage loans on real estate, each of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
      (viii) other subjective factors, including concentrations and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
      (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into real estate joint ventures and other limited partnerships for which the Company may by deemed to be the primary beneficiary and, therefore, may by required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its real estate joint ventures or limited partnerships as of December 31, 2005 and 2004.

      DERIVATIVES

      The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

      LIABILITY FOR FUTURE POLICY BENEFITS

      The Company establishes liabilities for amounts payable under insurance policies, including term life and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

      Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

      REINSURANCE

      The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LITIGATION

      The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular annual periods.

      SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS

      The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "-- Summary of Critical Accounting Estimates-Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

      The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

      Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment. Real estate acquired upon foreclosure of commercial mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

      Policy loans are stated at unpaid principal balances.

      Short-term investments are stated at amortized cost, which approximates fair value.

      Other invested assets consist principally of derivatives carried at fair value as determined by quoted market prices or through the use of pricing models.

      DERIVATIVE FINANCIAL INSTRUMENTS

      Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

      Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

      Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income (loss), a separate component of shareholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2005, 2004, and 2003.

      In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The Company had no foreign operations, nor hedges for net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item;
      (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur;
      (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

      CASH AND CASH EQUIVALENTS

      The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      DAC represents the costs of acquiring new and renewal insurance business that vary with, and is primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

      DAC is amortized with interest over the expected life of the contract for universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

      Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

      DAC for non-participating term life and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

      Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

      SALES INDUCEMENTS

      The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

      GOODWILL

      Goodwill is the excess of cost over the fair value of net assets acquired and is included in Other Assets. The Company recognized no impairments of goodwill during the years ended December 31, 2005 and 2003. Goodwill was $33 million as of December 31, 2005 and 2004 and $34 million as of December 31, 2003. During 2004, dispositions of goodwill of $0.2 million is related to the sale of FMLI.

      Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

      Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities average is 5%.

      Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2% to 8%.

      Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 2% to 14%, less expenses, mortality charges, and withdrawals.

      The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

      . Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poors 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      . Guaranteed income benefit liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed income benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

      . Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWBs was transferred to an affiliate through a financial reinsurance agreement. The fair value of GMWBs, included in policyholder account balances, and the financing agreement, included in premiums and other receivables, were both $1 million at December 31, 2005.

      The fair value of the GMWBs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

      OTHER POLICYHOLDER FUNDS

      Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

      RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

      Premiums related to term life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      account balances for mortality, policy administration and surrender charges and are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

      OTHER REVENUES

      Other revenues include reinsurance financing fees and advisory fees. Such fees are recognized in the period in which services are performed.

      FEDERAL INCOME TAXES

      The Company and its includable life insurance subsidiary file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. The Company filed a consolidated return for 2004 with MLIICCA and FMLI. The operations of FMLI included in the 2004 consolidated return were through September 30, 2004, and after that time FMLI filed a separate standalone return. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheets dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

      REINSURANCE

      The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers, for long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

      The Company enters into financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in premiums and other receivables. The amount of revenue on these contracts represents fees and other cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

      SEPARATE ACCOUNTS

      Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
      (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts. See "-- Application of Recent Accounting Pronouncements."

      The Company's revenues reflect fees charged to the separate accounts, primarily including policy administration fees and investment management fees.

      EMPLOYEE BENEFIT PLANS

      The Company participates in a noncontributory defined benefit pension plan sponsored by Metropolitan Life Insurance Company ("Metropolitan Life"), an affiliate, covering employees who meet specified eligibility requirements. The reported expense associated with this plan requires an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by Metropolitan Life. Metropolitan Life's management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity. The Company's share of net expense for the pension plan was insignificant for the years ended December 31, 2005, 2004, and 2003.

      APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

      In February 2006, the FASB issued SFAS No. 155, ACCOUNTING FOR CERTAIN HYBRID INSTRUMENTS ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS
      No. 140, ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

      . In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, EMBEDDED DERIVATIVES: EVALUATION OF NET SETTLEMENT WITH RESPECT TO THE SETTLEMENT OF A DEBT INSTRUMENT THROUGH EXERCISE OF AN EMBEDDED PUT OPTION OR CALL OPTION ("Issue B38") and SFAS 133 Implementation Issue No. B39, EMBEDDED DERIVATIVES: APPLICATION OF PARAGRAPH 13(B) TO CALL OPTIONS THAT ARE EXERCISABLE ONLY BY THE DEBTOR ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

      . Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, EMBEDDED DERIVATIVES: MODIFIED COINSURANCE ARRANGEMENTS AND DEBT INSTRUMENTS THAT INCORPORATE CREDIT RISK EXPOSURES THAT ARE UNRELATED OR ONLY PARTIALLY RELATED TO THE CREDITWORTHINESS OF THE OBLIGOR UNDER THOSE INSTRUMENTS ("Issue B36"). Issue B36 concluded that (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and
          (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheets and changes in fair value are reported in income. Issue B36 did not have a material impact on the Company's consolidated financial statements.

      . Effective July 1, 2003, the Company adopted SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

      In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2005, the Company adopted SFAS No. 153, EXCHANGES OF NONMONETARY ASSETS, AN AMENDMENT OF APB OPINION NO. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

      In June 2005, the FASB completed its review of EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("SFAS 115"), that are impaired at the balance sheets date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FASB Staff Position ("FSP") 115-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

      In June 2005, the EITF reached consensus on Issue No. 04-5, DETERMINING WHETHER A GENERAL PARTNER, OR THE GENERAL PARTNERS AS A GROUP, CONTROLS A LIMITED PARTNERSHIP OR SIMILAR ENTITY WHEN

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      THE LIMITED PARTNERS HAVE CERTAIN RIGHTS ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

      In May 2005, the FASB issued SFAS No. 154, ACCOUNTING CHANGES AND ERROR CORRECTIONS, A REPLACEMENT OF APB OPINION NO. 20 AND FASB STATEMENT NO. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

      Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, ACCOUNTING FOR INVESTMENTS IN LIMITED LIABILITY COMPANIES ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

      Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practice Aid ("TPA"), issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP No. 97-1, SITUATIONS IN WHICH PARAGRAPHS 17(B) AND 20 OF FASB STATEMENT NO. 97, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN LONG-DURATION CONTRACTS AND FOR REALIZED GAINS AND LOSSES FROM THE SALE OF INVESTMENTS, PERMIT OR REQUIRE ACCRUAL OF AN UNEARNED REVENUE LIABILITY ("FSP 97-1"), which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity contracts by approximately $1 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $3 million, including the cumulative effect of adoption.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Effective January 1, 2003, the Company adopted FIN No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 were applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

      Effective January 1, 2003, the Company adopted SFAS No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY INCLUDING CERTAIN COSTS INCURRED IN A RESTRUCTURING ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

      Effective January 1, 2003, the Company adopted SFAS No. 145, RESCISSION OF FASB STATEMENTS NO. 4, 44, AND 64, AMENDMENT OF FASB STATEMENT NO. 13, AND TECHNICAL CORRECTIONS ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

      FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                DECEMBER 31, 2005
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  932   $ 6      $11      $  927    39.5%
     Residential mortgage-backed
       securities                          582     3        5         580    24.7
     Foreign corporate securities          175     2        2         175     7.5
     U.S. treasury / agency securities     153     1        -         154     6.5
     Commercial mortgage-backed
       securities                          297     -        6         291    12.4
     Asset-backed securities               174     1        1         174     7.4
     Foreign government securities          40     4        1          43     1.8
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,357   $17      $26      $2,348   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                                                DECEMBER 31, 2004
                                       ------------------------------------------
                                        COST OR  GROSS UNREALIZED ESTIMATED
                                       AMORTIZED ----------------   FAIR    % OF
                                         COST    GAIN     LOSS      VALUE   TOTAL
                                       --------- ----     ----    --------- -----
                                                  (IN MILLIONS)
     U.S. corporate securities          $  946   $16      $ 3      $  959    43.8%
     Residential mortgage-backed
       securities                          384     3        1         386    17.6
     Foreign corporate securities          104     3        1         106     4.8
     U.S. treasury / agency securities     276     -        1         275    12.6
     Commercial mortgage-backed
       securities                          259     1        2         258    11.8
     Asset-backed securities               185     1        1         185     8.5
     Foreign government securities          15     1        -          16     0.7
     State and political subdivision
       securities                            4     -        -           4     0.2
                                        ------   ---      ---      ------   -----
       Total fixed maturities           $2,173   $25      $ 9      $2,189   100.0%
                                        ======   ===      ===      ======   =====
     Equity securities                  $    1   $ -      $ -      $    1   100.0%
                                        ======   ===      ===      ======   =====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company held foreign currency derivatives with notional amounts of $4 million and $1 million to hedge exchange risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

      Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

      The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $128 million and $55 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $4 million and $2 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million at December 31, 2005. There were no non-income producing fixed maturities at December 31, 2004. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities for both years ended December 31, 2005 and 2004.

      The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                  DECEMBER 31,
                                     ---------------------------------------
                                            2005                2004
                                     ------------------- -------------------
                                      COST OR  ESTIMATED  COST OR  ESTIMATED
                                     AMORTIZED   FAIR    AMORTIZED   FAIR
                                       COST      VALUE     COST      VALUE
                                     --------- --------- --------- ---------
                                                  (IN MILLIONS)
    Due in one year or less           $  121    $  121    $  171    $  173
    Due after one year through five
      years                              605       601       881       889
    Due after five years through ten
      years                              407       407       208       211
    Due after ten years                  171       174        85        87
                                      ------    ------    ------    ------
      Subtotal                         1,304     1,303     1,345     1,360
    Mortgage-backed, commercial
      mortgage-backed and other
      asset-backed securities          1,053     1,045       828       829
                                      ------    ------    ------    ------
      Total fixed maturities          $2,357    $2,348    $2,173    $2,189
                                      ======    ======    ======    ======

      Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          YEARS ENDED DECEMBER 31,
                                          -----------------------
                                           2005     2004    2003
                                           ------   ----    ----
                                             (IN MILLIONS)
                  Proceeds                $1,645    $353    $712
                  Gross investment gains  $    2    $ 34    $  8
                  Gross investment losses $  (19)   $ (5)   $ (7)

      There were insignificant investment writedowns during 2005. Gross investment losses above exclude writedowns recorded during 2004 and 2003 for other than temporarily impaired available-for-sale fixed maturities and equity securities of $2 million and $22 million, respectively.

      The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

      UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                    DECEMBER 31, 2005
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                     $  483      $ 9        $ 87        $2       $  570      $11
Residential mortgage-backed securities           363        4          41         1          404        5
Foreign corporate securities                      95        1          24         1          119        2
U.S. treasury / agency securities                 83        -           -         -           83        -
Commercial mortgage-backed securities            254        5          30         1          284        6
Asset-backed securities                           86        1           6         -           92        1
Foreign government securities                      6        1           -         -            6        1
State and political subdivision securities         4        -           -         -            4        -
                                              ------      ---        ----        --       ------      ---
 Total fixed maturities                       $1,374      $21        $188        $5       $1,562      $26
                                              ======      ===        ====        ==       ======      ===
Total number of securities in an unrealized
  loss position                                  220                   58                    278
                                              ======                 ====                 ======

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                    DECEMBER 31, 2004
                                            -----------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS             TOTAL
                                            --------------------- --------------------- ---------------------
                                                         GROSS                 GROSS                 GROSS
                                            ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED ESTIMATED  UNREALIZED
                                            FAIR VALUE    LOSS    FAIR VALUE    LOSS    FAIR VALUE    LOSS
                                            ---------- ---------- ---------- ---------- ---------- ----------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities                      $402        $3        $ 9         $-       $  411       $3
Residential mortgage-backed securities          130         1         21          -          151        1
Foreign corporate securities                     27         -         12          1           39        1
U.S. treasury / agency securities               156         1          -          -          156        1
Commercial mortgage-backed securities           177         1         26          1          203        2
Asset-backed securities                          67         1          -          -           67        1
                                               ----        --        ---         --       ------       --
 Total fixed maturities                        $959        $7        $68         $2       $1,027       $9
                                               ====        ==        ===         ==       ======       ==
Total number of securities in an unrealized
  loss position                                 212                   14                     226
                                               ====                  ===                  ======

      The Company did not have equity securities in an unrealized loss position at either December 31, 2005 or 2004.

      AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

      The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                   DECEMBER 31, 2005
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $1,128      $2      $14      $1      181      1
Six months or greater but less than nine months         86       -        2       -        1      -
Nine months or greater but less than twelve months     179       -        4       -       37      -
Twelve months or greater                               193       -        5       -       58      -
                                                    ------      --      ---      --      ---      -
 Total                                              $1,586      $2      $25      $1      277      1
                                                    ======      ==      ===      ==      ===      =

                                                                   DECEMBER 31, 2004
                                                   --------------------------------------------------
                                                   COST OR AMORTIZED GROSS UNREALIZED    NUMBER OF
                                                         COST             LOSSES         SECURITIES
                                                   ----------------  ---------------- ----------------
                                                   LESS THAN  20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                      20%      MORE     20%     MORE     20%     MORE
                                                   ---------  ------ --------- ------ --------- ------
                                                       (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months                                $  713      $-      $4       $-      148      -
Six months or greater but less than nine months        212       -       3        -       53      -
Nine months or greater but less than twelve months      41       -       -        -       11      -
Twelve months or greater                                70       -       2        -       13      1
                                                    ------      --      --       --      ---      -
 Total                                              $1,036      $-      $9       $-      225      1
                                                    ======      ==      ==       ==      ===      =

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      As of December 31, 2005, $25 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $9 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented less than 1% of the cost or amortized cost of such securities.

      As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Such unrealized losses have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, the unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost were less than $1 million.

      As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

      SECURITIES LENDING PROGRAM

      The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $487 million and $472 million and an estimated fair value of $488 million and $475 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $508 million and $487 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral at December 31, 2005 and 2004 on deposit from customers in connection with securities lending transactions.

      ASSETS ON DEPOSIT

      The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at both December 31, 2005 and 2004, consisting primarily of fixed maturity securities.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      MORTGAGE LOANS ON REAL ESTATE

      Mortgage loans on real estate were categorized as follows:

                                                   DECEMBER 31,
                                                   ------------
                                                   2005    2004
                                                   ----    ----
                                                   (IN MILLIONS)
                   Commercial mortgage loans       $65     $131
                   Less: Valuation allowances        -        1
                                                   ---     ----
                     Mortgage loans on real estate $65     $130
                                                   ===     ====

      Mortgage loans are collateralized by properties in the United States. At December 31, 2005, approximately 31%, 19% and 13% of the properties were located in California, Texas and Pennsylvania, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

      Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                              YEARS ENDED DECEMBER 31,
                                              ------------------------
                                              2005     2004    2003
                                              ----     ----    ----
                                              (IN MILLIONS)
                   Balance, beginning of year $ 1      $ 1      $1
                   Additions                    -        1       -
                   Deductions                  (1)      (1)      -
                                              ---      ---      --
                   Balance, end of year       $ -      $ 1      $1
                                              ===      ===      ==

      There were no impaired mortgage loans on real estate at December 31, 2005 and 2004.

      The Company's average investment in impaired loans was insignificant for the year ended December 31, 2005. The average investment in impaired loans was $1 million and $4 million for the years ended December 31, 2004 and 2003, respectively. The Company did not recognize interest income on impaired loans for the year ended December 31, 2005. Interest income on impaired loans was $1 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

      The Company did not have restructured loans at December 31, 2005 and 2004.

      There were no mortgage loans on real estate with scheduled payments of 60 days or more past due or in foreclosure at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      REAL ESTATE JOINT VENTURES

      Real estate joint ventures held-for-investment at December 31, 2005 and 2004 were $3 million and $5 million, respectively.

      At December 31, 2005, 100% of the Company's real estate holdings consisted of office buildings located in Illinois.

      NET INVESTMENT INCOME

      The components of net investment income were as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                          2005     2004    2003
                                                          ----     ----    ----
                                                          (IN MILLIONS)
        Fixed maturities                                  $114     $111    $114
        Mortgage loans on real estate                        9       20      22
        Policy loans                                         3        2       2
        Cash, cash equivalents and short-term investments    6        7       9
                                                            ----    ----    ----
          Total                                            132      140     147
        Less: Investment expenses                           18        6       4
                                                            ----    ----    ----
          Net investment income                           $114     $134    $143
                                                            ====    ====    ====

      NET INVESTMENT GAINS (LOSSES)

      Net investment gains (losses) were as follows:

                                                YEARS ENDED DECEMBER 31,
                                                -----------------------
                                                2005     2004    2003
                                                ----     ----    ----
                                                 (IN MILLIONS)
                Fixed maturities                $(17)    $27     $(21)
                Mortgage loans on real estate      1      10        -
                Derivatives                       12      (1)      (4)
                Other                             (2)      -        -
                                                 ----    ---      ----
                  Net investment gains (losses) $ (6)    $36     $(25)
                                                 ====    ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      NET UNREALIZED INVESTMENT GAINS (LOSSES)

      The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                      2005    2004    2003
                                                      ----    ----    ----
                                                       (IN MILLIONS)
           Fixed maturities                           $(9)    $16     $ 68
           Amounts related to:
             DAC and VOBA                               3      (7)     (36)
           Deferred income taxes                        2      (3)     (11)
                                                      ---     ---      ----
             Net unrealized investment gains (losses) $(4)    $ 6     $ 21
                                                      ===     ===      ====

      The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -----------------------
                                                              2005     2004     2003
                                                              ----     ----     ----
                                                               (IN MILLIONS)
  Balance, beginning of year                                  $  6     $ 21     $ 7
  Unrealized investment gains (losses) during the year         (25)     (54)     28
  Unrealized investment gains of subsidiaries at date of sale    -        2       -
  Unrealized investment (losses) gains related to:
    DAC and VOBA                                                10       29      (7)
  Deferred income taxes                                          5        8      (7)
                                                               ----     ----    ---
  Balance, end of year                                        $ (4)    $  6     $21
                                                               ====     ====    ===
  Net change in unrealized investment gains (losses)          $(10)    $(15)    $14
                                                               ====     ====    ===

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  DERIVATIVE FINANCIAL INSTRUMENTS

      TYPES OF DERIVATIVE INSTRUMENTS

      The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                             DECEMBER 31, 2005           DECEMBER 31, 2004
                        --------------------------- ---------------------------
                                 CURRENT MARKET OR           CURRENT MARKET OR
                                     FAIR VALUE                  FAIR VALUE
                        NOTIONAL ------------------ NOTIONAL ------------------
                         AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                        -------- ------ ----------- -------- ------ -----------
                                             (IN MILLIONS)
 Interest rate swaps     $    2   $ -       $-       $    7   $ -       $3
 Interest rate floors     2,460    28        -        1,260    15        -
 Financial futures           86     -        1          108     -        1
 Foreign currency swaps       4     -        -            1     -        -
 Credit default swaps        30     -        -           10     -        -
                         ------   ---       --       ------   ---       --
    Total                $2,582   $28       $1       $1,386   $15       $4
                         ======   ===       ==       ======   ===       ==

      The above table does not include notional values for equity variance swaps. At December 31, 2005 and 2004, the Company owned 2,500 and 0 equity variance swaps contracts, respectively. Market values for equity variance swaps are insignificant and were not included in the preceding table.

      The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                            REMAINING LIFE
                          ---------------------------------------------------
                                      AFTER ONE  AFTER FIVE
                                         YEAR       YEARS
                          ONE YEAR OR  THROUGH   THROUGH TEN AFTER TEN
                             LESS     FIVE YEARS    YEARS      YEARS   TOTAL
                          ----------- ---------- ----------- --------- ------
                                             (IN MILLIONS)
   Interest rate swaps        $ -        $ -       $    2       $-     $    2
   Interest rate floors         -          -        2,460        -      2,460
   Financial futures           86          -            -        -         86
   Foreign currency swaps       -          1            3        -          4
   Credit default swaps         -         30            -        -         30
                              ---        ---       ------       --     ------
      Total                   $86        $31       $2,465       $-     $2,582
                              ===        ===       ======       ==     ======

      Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

      The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

      Interest rate floors are used by the Company primarily to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level.

      In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

      Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted in interest rates and they can be used to modify or hedge existing interest rate risk.

      Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

      Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As noted above, equity variance swaps are not included in the preceding table.

      Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

      HEDGING

      The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                         DECEMBER 31, 2005           DECEMBER 31, 2004
                    --------------------------- ---------------------------
                                 FAIR VALUE                  FAIR VALUE
                    NOTIONAL ------------------ NOTIONAL ------------------
                     AMOUNT  ASSETS LIABILITIES  AMOUNT  ASSETS LIABILITIES
                    -------- ------ ----------- -------- ------ -----------
                                         (IN MILLIONS)
     Non-qualifying  $2,582   $28       $1       $1,386   $15       $4
                     ======   ===       ==       ======   ===       ==

      The following table provides the settlement payments recorded in income for the:

                                                  YEARS ENDED DECEMBER 31,
                                                  -----------------------
                                                  2005         2004
                                                  ----         ----
                                                  (IN MILLIONS)
                    Non-qualifying hedges:
                    Net investment gains (losses)  $1          $(1)
                                                   ==          ===

      The Company recognized insignificant net investment income (expense) from qualifying hedge settlement payments and insignificant net investment gains (losses) from non-qualifying hedge settlement payments for the year ended December 31, 2003.

      FAIR VALUE HEDGES

      The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments;
      (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

      The Company did not have any fair value hedges during the years ended December 31, 2005 or 2004. The Company recognized ($4) million in net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2003.

      All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness for the year December 31, 2003. There were no instances in which the Company

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

      NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

      The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging:
      (i) interest rate swaps, purchased floors, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency swaps to minimize its exposure to adverse movements in exchange rates;
      (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; (v) equity variance swaps to economically hedge liabilities; (vi) interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

      For the years ended December 31, 2005 and 2004 the Company recognized as net investment gains (losses) changes in fair value of $11 million and ($4) million related to derivatives that do not qualify for hedge accounting. For the year ended December 31, 2003 the Company recognized insignificant net investment gains (losses) related to changes in fair value of derivatives that do not qualify for hedge accounting.

      CREDIT RISK

      The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

      The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


4.  INSURANCE

      DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

      Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                 DEFERRED
                                                  POLICY    VALUE OF
                                                ACQUISITION BUSINESS
                                                   COSTS    ACQUIRED TOTAL
                                                ----------- -------- -----
                                                      (IN MILLIONS)
     Balance at January 1, 2003                    $224       $193   $417
       Capitalizations                              132          -    132
                                                   ----       ----   ----
           Total                                    356        193    549
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)               (4)        (2)    (6)
         Unrealized investment gains (losses)         6          1      7
         Other expenses                              20         19     39
                                                   ----       ----   ----
           Total amortization                        22         18     40
                                                   ----       ----   ----
     Balance at December 31, 2003                   334        175    509
       Capitalizations                              126          -    126
                                                   ----       ----   ----
           Total                                    460        175    635
                                                   ----       ----   ----
       Less amortization related to:
         Net investment gains (losses)                2          3      5
         Unrealized investment gains (losses)       (15)       (14)   (29)
         Other expenses                              41          3     44
                                                   ----       ----   ----
           Total amortization                        28         (8)    20
                                                   ----       ----   ----
       Less: Dispositions and other                 (41)        (1)   (42)
                                                   ----       ----   ----
     Balance at December 31, 2004                   391        182    573
       Capitalizations                               66          -     66
                                                   ----       ----   ----
           Total                                    457        182    639
                                                   ----       ----   ----
       Less amortization related to:
         Unrealized investment gains (losses)        (4)        (6)   (10)
         Other expenses                              12         25     37
                                                   ----       ----   ----
           Total amortization                         8         19     27
                                                   ----       ----   ----
     Balance at December 31, 2005                  $449       $163   $612
                                                   ====       ====   ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $14 million in 2006, $14 million in 2007, $13 million in 2008, $13 million in 2009, and $13 million in 2010.

      Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

      SALES INDUCEMENTS

      Changes in deferred sales inducements, which are reported within other assets in the consolidated balance sheets, are as follows:

                                              YEARS ENDED DECEMBER 31,
                                              -----------------------
                                              2005        2004
                                              ----        ----
                                              (IN MILLIONS)
                       Balance at January 1   $59         $ 50
                       Capitalization          19           25
                       Amortization            (3)          (5)
                       Dispositions             -          (11)
                                              ---            ----
                       Balance at December 31 $75         $ 59
                                              ===            ====

      GUARANTEES

      The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      The Company had the following types of guarantees relating to annuity contracts at:

                                                   DECEMBER 31,
                           ---------------------------------------------------------
                                        2005                           2004
                           --------------------------     --------------------------
                           IN THE EVENT        AT         IN THE EVENT        AT
                             OF DEATH     ANNUITIZATION     OF DEATH     ANNUITIZATION
                           ------------   -------------   ------------   -------------
                                                   (IN MILLIONS)
RETURN OF NET DEPOSITS
  Account value             $   1,333           N / A      $     791           N / A
  Net amount at risk        $       1 (1)       N / A      $       1 (1)       N / A
  Average attained age of
  contractholders            64 years           N / A       62 years           N / A
ANNIVERSARY CONTRACT VALUE
  OR MINIMUM RETURN
  Account value             $   7,451       $   4,414      $   6,933       $   3,623
  Net amount at risk        $     160 (1)   $      30 (2)  $     188 (1)   $      19 (2)
  Average attained age of
  contractholders            64 years        60 years       64 years        59 years

      --
      (1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheets date.
      (2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

      The net amount at risk is based on the direct amount at risk (excluding reinsurance).

      The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

      The Company has guaranteed death and annuitization benefit liabilities on its annuity contracts of $17 million and $9 million, at December 31, 2005 and 2004, respectively. The Company reinsures 100% of this liability with an affiliate and has corresponding recoverables from reinsurers for the same amounts. Therefore, the Company has no net liability at December 31, 2005 and 2004.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                            DECEMBER 31,
                                            -------------
                                             2005   2004
                                            ------ ------
                                            (IN MILLIONS)
                      Mutual Fund Groupings
                        Equity              $6,247 $5,211
                        Bond                   532    608
                        Balanced               439    411
                        Money Market            67     58
                        Specialty               84     90
                                            ------ ------
                          TOTAL             $7,369 $6,378
                                            ====== ======

      SEPARATE ACCOUNTS

      Separate account assets and liabilities include pass-through separate accounts totaling $7,529 million and $6,546 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk.

      Fees charged to the separate accounts by the Company (primarily including policy administration fees and investment management fees) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $93 million, $88 million and $65 million for the years ended December 31, 2005, 2004 and 2003, respectively.

      For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

      The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis.
      Starting in 2002, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

      In addition to reinsuring mortality risk as described above, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      particular travel, avocation and lifestyle hazards. The Company reinsures 90% of its new production of fixed annuities to an affiliate. Also, the Company reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

      The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

      The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                               2005     2004    2003
                                                               ----     ----    ----
                                                               (IN MILLIONS)
   Direct premiums earned                                      $122     $20     $11
   Reinsurance ceded                                              -      (1)     (4)
                                                                 ----   ---     ---
   Net premiums earned                                         $122     $19     $ 7
                                                                 ====   ===     ===
   Reinsurance recoveries netted against policyholder benefits
     and claims                                                $  -     $ 3     $ -
                                                                 ====   ===     ===

      Written premiums are not materially different than earned premiums presented in the preceding table.

      Reinsurance recoverables, included in premiums and other receivables, were insignificant at December 31, 2005 and 2004.

6.  INCOME TAXES

      The provision (benefit) for income taxes was as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005    2004    2003
                                                   ----    ----    ----
                                                    (IN MILLIONS)
              Current:
                Federal                             $4     $(6)    $  9
              Deferred:
                Federal                              5      33      (12)
                                                    --     ---      ----
              Provision (benefit) for income taxes  $9     $27     $ (3)
                                                    ==     ===      ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      Reconciliations of the income tax provision at the U.S. statutory rate to the provision (benefit) for income taxes as reported were as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                   -----------------------
                                                   2005     2004    2003
                                                   ----     ----    ----
                                                   (IN MILLIONS)
              Tax provision at U.S. statutory rate $15      $32     $(1)
              Tax effect of:
                Tax exempt investment income        (6)      (5)     (2)
                                                   ---      ---     ---
              Provision (benefit) for income taxes $ 9      $27     $(3)
                                                   ===      ===     ===

      Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                        DECEMBER 31,
                                                        ------------
                                                        2005   2004
                                                        ----   ----
                                                        (IN MILLIONS)
             Deferred income tax assets:
               Policyholder liabilities and receivables $ 89   $ 99
               Net operating loss carryforwards           53     39
               Capital loss carryforwards                 16     10
               Tax credit carryforwards                    2      -
               Intangibles                                 2      3
               Net unrealized investment losses            2      -
               Other                                       2      -
                                                        ----   ----
                                                         166    151
                                                        ----   ----
             Deferred income tax liabilities:
               Investments                                12      7
               Deferred policy acquisition costs         190    176
               Net unrealized investment gains             -      3
               Other                                       -      1
                                                        ----   ----
                                                         202    187
                                                        ----   ----
             Net deferred income tax liability          $(36)  $(36)
                                                        ====   ====

      The Company has capital loss carryforwards of $44 million at December 31, 2005 which will expire between 2006 and 2010. The Company has net operating losses of $152 million which will expire between 2019 and 2020. A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      All years through and including 2001 are closed and no longer subject to Internal Revenue Service audit. The years 2002 and forward are open and subject to audit. The Company believes that any adjustment that might be required for open years will not have a material effect on the Company's consolidated financial statements.

7.  CONTINGENCIES AND GUARANTEES

      CONTINGENCIES

      LITIGATION

      Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's financial position.

      MetLife, the parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information regarding and relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents from MetLife regarding a broker and certain Ohio public entity groups. Other insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      compensation. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced.

      Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      SUMMARY

      It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular annual periods.

      INSOLVENCY ASSESSMENTS

      Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for the years ended December 31, 2005, 2004 and 2003. The Company maintained a liability of $12 million, and a related asset for premium tax offsets of less than $1 million, at December 31, 2005 for undiscounted future assessments in respect of currently impaired, insolvent or failed insurers.

      GUARANTEES

      In the course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      provide indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

      In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

      The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

8.  EQUITY

      DIVIDEND RESTRICTIONS

      Under the Missouri Insurance Law, MLIIC is permitted, without prior insurance regulatory clearance, to pay the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year, or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). However, dividends may only be paid from positive balances in statutory unassigned funds. Since MLIIC's statutory unassigned funds surplus is less than zero, no dividends are permissible in 2006 without prior approval of the insurance commissioner.

      There were no capital contributions received in 2005. MLIIC received cash capital contributions of $110 million from MetLife in 2004 and $56 million from COVA in 2003.

      STATUTORY EQUITY AND INCOME

      MLIIC's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

      within certain levels, each of which requires specified corrective action. MLIIC exceeded the minimum risk-based capital requirements for all periods presented herein.

      The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance ("Department") has adopted codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Missouri. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of MLIIC.

      Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

      Statutory net income (loss) of MLIIC, a Missouri domiciled insurer, was $1 million, ($168) million and $40 million for the years ended
      December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $175 million and $182 million at December 31, 2005 and 2004, respectively.

      OTHER COMPREHENSIVE INCOME

      The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income
      (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                YEARS ENDED DECEMBER 31,
                                                                -----------------------
                                                                2005     2004    2003
                                                                ----     ----    ----
                                                                  (IN MILLIONS)
Holding losses on investments arising during the year           $(38)    $(40)   $ (5)
Income tax effect of holding losses                               13       14       2
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income                                                         4      (27)     23
  Amortization of premiums and accretion of and discounts
    associated with investments                                    9       13      10
  Income tax effect                                               (5)       5     (11)
Allocation of holding gains (losses) on investments relating to
  other policyholder amounts                                      10       29      (7)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts                                      (3)     (10)      2
Unrealized investment gains of subsidiary at date of sale          -        2       -
Deferred income taxes on unrealized investment gains of
  subsidiary at date of sale                                       -       (1)      -
                                                                 ----     ----    ----
Other comprehensive income (loss)                               $(10)    $(15)   $ 14
                                                                 ====     ====    ====

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


9.  OTHER EXPENSES

      Other expenses were comprised of the following:

                                             YEARS ENDED DECEMBER 31,
                                             -----------------------
                                             2005     2004     2003
                                             ----     -----   -----
                                                (IN MILLIONS)
                Compensation                 $  1    $   1    $   1
                Commissions                    71      115      122
                Amortization of DAC and VOBA   37       49       33
                Capitalization of DAC         (66)    (126)    (132)
                Other                          60       60       56
                                              ----    -----   -----
                  Total other expenses       $103    $  99    $  80
                                              ====    =====   =====

10. FAIR VALUE INFORMATION

      The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

      Amounts related to the Company's financial instruments were as follows:

                                                               CARRYING ESTIMATED
DECEMBER 31, 2005                                               VALUE   FAIR VALUE
-----------------                                              -------- ----------
                                                                  (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,348    $2,348
  Equity securities                                             $    1    $    1
  Mortgage loans on real estate                                 $   65    $   65
  Policy loans                                                  $   28    $   28
  Short-term investments                                        $   79    $   79
  Cash and cash equivalents                                     $   17    $   17
LIABILITIES:
  Policyholder account balances                                 $2,630    $2,516
  Payables for collateral under securities loaned transactions  $  508    $  508

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                                        ESTIMATED
                                                               CARRYING   FAIR
DECEMBER 31, 2004                                               VALUE     VALUE
-----------------                                              -------- ---------
                                                                 (IN MILLIONS)
ASSETS:
  Fixed maturities                                              $2,189   $2,189
  Equity securities                                             $    1   $    1
  Mortgage loans on real estate                                 $  130   $  136
  Policy loans                                                  $   28   $   28
  Short-term investments                                        $  103   $  103
  Cash and cash equivalents                                     $  174   $  174
LIABILITIES:
  Policyholder account balances                                 $2,763   $2,710
  Payables for collateral under securities loaned transactions  $  487   $  487

      The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

      FIXED MATURITIES AND EQUITY SECURITIES

      The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

      MORTGAGE LOANS ON REAL ESTATE

      Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

      POLICY LOANS

      The carrying values for policy loans approximate fair value.

      CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

      The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      POLICYHOLDER ACCOUNT BALANCES

      The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

      PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED TRANSACTIONS

      The carrying values of payables under securities loaned transactions approximate fair value.

      DERIVATIVE FINANCIAL INSTRUMENTS

      The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

11. RELATED PARTY TRANSACTIONS

      The Company is a party to a service agreement with its affiliate, Metropolitan Life, that provides for a broad range of services to be rendered. Metropolitan Life provides management services, employees, policy administration functions and investment advice necessary to conduct the activities of the Company. Services are requested by the Company as deemed necessary for its business and investment operations. The agreement involves a cost allocation arrangement, under which the Company pays for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services provided. MetLife Investors Group, Inc. ("MLIG") and MetLife Investors Distribution Company, provide distribution services to the Company. Expenses charged to the Company for these distribution services are limited to amounts that effectively equal pricing expense levels. This results in residual expenses reflected in the results of MLIG. Expenses and fees paid to affiliated companies in 2005, 2004 and 2003 by the Company, recorded in other expenses were $49 million, $53 million and $47 million, respectively.

      At December 31, 2005 and 2004, amounts due to/(from) affiliates of approximately ($19) million and ($13) million, respectively, relate primarily to Met Investors Advisory, LLC, FMLI, and MetLife Investors Distribution Company.

      Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

      As of December 31, 2005 and 2004, respectively, the Company held $76 million and $103 million of its total invested assets in the MetLife Intermediate Income Pool which is an affiliated partnership. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

                METLIFE INVESTORS INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly-owned subsidiary of MetLife, Inc.)
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


      In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer assets for the year ended December 31, 2005. The Company transferred assets with a cost or amortized cost and fair market value of $256 million and $288 million, respectively, for the year ended December 31, 2004. The realized capital gains (losses) recognized on these transfers was $32 million for the year ended December 31, 2004. There were no significant realized capital gains (losses) recognized on transfers for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $4 million and $0 million for the years ended December 31, 2005 and 2004, respectively.

12. SUBSEQUENT EVENT

      Regulatory approval has been received for the merger of MLIICCA into the Company. This transaction is expected to occur on or about November 9, 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

       CONSOLIDATED FINANCIAL STATEMENTS DECEMBER 31, 2005, 2004 AND 2003
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of General American Life Insurance Company and subsidiaries at December 31, 2005 and 2004, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts, and for embedded derivatives in certain insurance products as required by new accounting guidance which became effective on January 1, 2004 and October 1, 2003, respectively, and recorded the impact as a cumulative effect of a change in accounting principle.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 25, 2006
(July 20, 2006 as to Note 17)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2005      2004
                                                              -------   -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $14,089 and $13,064, respectively)....  $15,086   $13,912
  Equity securities, at fair value (cost: $199 and $172,
     respectively)..........................................      201       178
  Mortgage loans on real estate.............................      896     1,090
  Policy loans..............................................    2,645     2,625
  Real estate and real estate joint ventures
     held-for-investment....................................       54        60
  Other limited partnership interests.......................       27        34
  Short-term investments....................................      153        86
  Other invested assets.....................................    3,391     2,846
                                                              -------   -------
          Total investments.................................   22,453    20,831
Cash and cash equivalents...................................      268       372
Accrued investment income...................................      169       165
Premiums and other receivables..............................    2,762     2,032
Deferred policy acquisition costs and value of business
  acquired..................................................    3,139     3,265
Other assets................................................      332       333
Separate account assets.....................................    2,783     3,068
                                                              -------   -------
          Total assets......................................  $31,906   $30,066
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................  $ 9,539   $ 8,897
  Policyholder account balances.............................    9,880     9,076
  Other policyholder funds..................................    1,903     1,827
  Policyholder dividends payable............................      106       113
  Long-term debt............................................      900       506
  Shares subject to mandatory redemption....................      159       158
  Current income taxes payable..............................       11        28
  Deferred income taxes payable.............................      696       635
  Payables for collateral under securities loaned and other
     transactions...........................................    1,383     1,461
  Other liabilities.........................................    1,683     1,635
  Separate account liabilities..............................    2,783     3,068
                                                              -------   -------
          Total liabilities.................................   29,043    27,404
                                                              -------   -------
Stockholder's Equity:
  Common stock, par value $1.00 per share; 5,000,000 shares
     authorized; 3,000,000 shares issued and outstanding....        3         3
  Additional paid-in capital................................    1,836     1,843
  Retained earnings.........................................      556       428
  Accumulated other comprehensive income....................      468       388
                                                              -------   -------
          Total stockholder's equity........................    2,863     2,662
                                                              -------   -------
          Total liabilities and stockholder's equity........  $31,906   $30,066
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004     2003
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,179   $3,713   $3,038
Universal life and investment-type product policy fees......     149      293      272
Net investment income.......................................   1,171    1,131    1,003
Other revenues..............................................      57       43       73
Net investment gains........................................      57       74       40
                                                              ------   ------   ------
          Total revenues....................................   5,613    5,254    4,426
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,714    3,203    2,645
Interest credited to policyholder account balances..........     374      400      361
Policyholder dividends......................................     171      173      198
Other expenses..............................................   1,147    1,256    1,073
                                                              ------   ------   ------
          Total expenses....................................   5,406    5,032    4,277
                                                              ------   ------   ------
Income from continuing operations before provision for
  income taxes..............................................     207      222      149
Provision for income taxes..................................      66       73       46
                                                              ------   ------   ------
Income from continuing operations...........................     141      149      103
Income (losses) from discontinued operations, net of income
  taxes.....................................................      --        1       (1)
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income taxes.......................................     141      150      102
Cumulative effect of a change in accounting, net of income
  taxes.....................................................      --       15        1
                                                              ------   ------   ------
Net income..................................................  $  141   $  165   $  103
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                ACCUMULATED OTHER COMPREHENSIVE INCOME
                                                                               -----------------------------------------
                                                                                                  FOREIGN      MINIMUM
                                                       ADDITIONAL              NET UNREALIZED    CURRENCY      PENSION
                                  PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION   LIABILITY
                                    STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT    ADJUSTMENT   TOTAL
                                  ---------   ------   ----------   --------   --------------   -----------   ----------   ------
Balance at January 1, 2003......    $ --        $3       $1,594       $207          $177            $(1)         $--       $1,980
  Issuance of preferred stock by
    subsidiary to the parent....      93                                                                                       93
  Issuance of shares by
    subsidiary..................                             24                                                                24
  Capital contribution..........                            131                                                               131
  Return of capital.............                             (3)                                                               (3)
  Dividends on common stock.....                                        (1)                                                    (1)
Comprehensive income (loss):
  Net income....................                                       103                                                    103
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      72                                       72
    Foreign currency translation
      adjustments...............                                                                     25                        25
    Minimum pension liability
      adjustment................                                                                                  (5)          (5)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               92
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              195
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2003....      93         3        1,746        309           249             24           (5)       2,419
  Contribution of preferred
    stock by parent to
    subsidiary and retirement
    thereof.....................     (93)                                                                                     (93)
  Issuance of shares by
    subsidiary..................                              4                                                                 4
  Capital contribution..........                             93                                                                93
  Dividends on common stock.....                                       (40)                                                   (40)
  Dividends on preferred
    stock.......................                                        (6)                                                    (6)
Comprehensive income (loss):
  Net income....................                                       165                                                    165
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                     107                                      107
    Foreign currency translation
      adjustments...............                                                                     14                        14
    Minimum pension liability
      adjustment................                                                                                  (1)          (1)
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                              120
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              285
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2004....      --         3        1,843        428           356             38           (6)       2,662
Sale of subsidiary..............                              7                                                                 7
Dividends on common stock.......                                       (13)                                                   (13)
Comprehensive income (loss):
Equity transactions of majority
  owned subsidiary..............                            (14)                                                              (14)
  Net income....................                                       141                                                    141
  Other comprehensive income
    (loss):
    Unrealized investment gains
      (losses), net of related
      offsets, reclassification
      adjustments and income
      taxes.....................                                                      75                                       75
  Foreign currency translation
    adjustments.................                                                                      3                         3
  Minimum pension liability
    adjustment..................                                                                                   2            2
                                                                                                                           ------
    Other comprehensive income
      (loss)....................                                                                                               80
                                                                                                                           ------
  Comprehensive income (loss)...                                                                                              221
                                    ----        --       ------       ----          ----            ---          ---       ------
Balance at December 31, 2005....    $ --        $3       $1,836       $556          $431            $41          $(4)      $2,863
                                    ====        ==       ======       ====          ====            ===          ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005      2004      2003
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   141   $   165   $   103
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................       12        14        16
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (11)      (17)      (50)
     (Gains) losses from sales of investments and business,
       net..................................................      (57)      (75)      (39)
     Interest credited to policyholder account balances.....      374       400       361
     Universal life and investment-type product policy
       fees.................................................     (149)     (293)     (272)
     Change in premiums and other receivables...............      (25)      151      (397)
     Change in deferred policy acquisitions costs, net......     (219)     (551)     (818)
     Change in insurance related liabilities................      874       722     1,785
     Change in income taxes payable.........................      (14)       90        65
     Change in other assets.................................      (99)       14        46
     Change in other liabilities............................       52       173       171
     Other, net.............................................       (2)      (16)      (10)
                                                              -------   -------   -------
Net cash provided by operating activities...................      877       777       961
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturities.......................................    5,353     5,411     5,439
     Equity securities......................................       --        16         5
     Mortgage loans on real estate..........................      194        90       167
     Real estate and real estate joint ventures.............        6        19        33
     Other limited partnership interests....................        2        --        --
  Purchases of:
     Fixed maturities.......................................   (6,686)   (6,783)   (7,404)
     Equity securities......................................      (28)      (29)      (39)
     Mortgage loans on real estate..........................      (38)     (223)     (284)
     Real estate and real estate joint ventures.............       (1)       (2)       (2)
     Other limited partnership interests....................       --        (1)       (1)
  Net change in short-term investments......................      (67)        4        18
  Proceeds from sales of businesses.........................       37        --        --
  Net change in other invested assets.......................     (521)     (572)     (711)
  Other, net................................................      (18)      (52)      (90)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(1,767)  $(2,122)  $(2,869)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (IN MILLIONS)

                                                               2005     2004      2003
                                                              ------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................   1,424     2,245     2,015
     Withdrawals............................................    (953)   (1,139)   (1,092)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     (78)      282       500
  Net change in short-term debt.............................      --        --       (19)
  Long-term debt issued.....................................     397         8        70
  Long-term debt repaid.....................................      (3)       (4)       --
  Sale of subsidiary........................................       7        --        --
  Proceeds from offering of common stock by subsidiary,
     net....................................................      --        --       398
  Dividends on preferred stock..............................      --        (7)       --
  Dividends on common stock.................................     (13)      (40)       (1)
  Other, net................................................       5         3         8
                                                              ------   -------   -------
Net cash provided by financing activities...................     786     1,348     1,879
                                                              ------   -------   -------
Change in cash and cash equivalents.........................    (104)        3       (29)
Cash and cash equivalents, beginning of year................     372       369       398
                                                              ------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  268   $   372   $   369
                                                              ======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   48   $    49   $     5
                                                              ======   =======   =======
     Income taxes...........................................  $  143   $    36   $    42
                                                              ======   =======   =======
  Non-cash transactions during the year:
     Real estate acquired in satisfaction of debt...........  $   --   $    --   $    13
                                                              ======   =======   =======
     Transfer from funds withheld at interest to fixed
       maturities...........................................  $   --   $   606   $    --
                                                              ======   =======   =======
     Non-cash capital contribution from parent..............  $   --   $    93   $   131
                                                              ======   =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF ACCOUNTING POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (the "Company"), is a wholly owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica Financial, LLC, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American, Reinsurance Group of America ("RGA") and Paragon Life Insurance Company ("Paragon"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2005 and 52% in 2004 and 2003. See Note 9.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,200 million and $1,096 million at December 31, 2005 and 2004, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2005 presentation. Such reclassifications include $282 million and $500 million relating to the net change in payables for collateral under securities loaned and other transactions was reclassified from cash flows from investing activities to cash flows from financing activities on the consolidated statements of cash flows for the years ended December 31, 2004 and 2003, respectively.

SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC") including value of business acquired ("VOBA"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's principal investments are in fixed maturities, equity securities and mortgage loans on real estate, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company can also purchase investment securities, issue certain insurance policies and engage in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

SIGNIFICANT ACCOUNTING POLICIES

Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturity and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities are recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the mortgage loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate and real estate joint ventures held-for-investment, including related improvements, are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as discontinued operations. Real estate and real estate joint ventures held-for-sale are stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate and real estate joint ventures held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist principally of funds withheld at interest. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies and equal to the net statutory reserves are withheld and continue to be legally owned by the ceding companies. Other invested assets also includes derivative revaluation gains and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts. The Company recognizes interest on funds withheld in accordance with the treaty terms as investment income is earned on the assets supporting the reinsured policies. Interest on funds withheld is reported in net investment income in the consolidated financial statements.

     The Company participates in structured investment transactions, primarily structured notes. These transactions enhance the Company's total return on its investment portfolio principally by providing equity-based returns on debt securities through structured notes and similar instruments.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage its various risks. Additionally, the Company can enter into income generation and replication derivatives as permitted by its insurance Derivatives Use Plan. Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffective are reported within net investment gains (losses). The Company had no hedges of net investments in foreign operations during the years ended December 31, 2005, 2004 and 2003.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheets at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheets, and recorded currently in net investment

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheets, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheets at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally forty years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $99 million and $110 million at December 31, 2005 and 2004, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $65 million and $69 million at December 31, 2005 and 2004, respectively. Related depreciation and amortization expense was $7 million, $6 million and $9 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $57 million and $52 million at December 31, 2005 and 2004, respectively. Accumulated amortization of capitalized software was $30 million and $21 million at December 31, 2005 and 2004, respectively. Related amortization expense was $11 million, $8 million and $6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the deferred costs of acquiring new and renewal insurance business, which varies with, and is primarily related to, the production of that business. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the date of acquisition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     DAC is amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC and VOBA. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Changes in goodwill are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $134     $137     $153
Dispositions and other......................................     --       (3)     (16)
                                                               ----     ----     ----
Balance, end of year........................................   $134     $134     $137
                                                               ====     ====     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values are determined using a market multiple or a discounted cash flow model.

Liability for Future Policy Benefits and Policyholder Account Balances

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 21% and 23% of the Company's life insurance in-force, and 41% and 45% of the number of life insurance policies in-force, at December 31, 2005 and 2004, respectively. Participating policies represented approximately 97%, 92% and 92% of gross life insurance premiums for the years ended December 31, 2005, 2004 and 2003, respectively. The percentages indicated are calculated excluding the business of RGA.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 4% to 8%, less expenses, mortality charges, and withdrawals.

     Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to disability contracts are recognized on a pro rata basis over the applicable contract term.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such revenues are recognized in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Other Revenues

     Other revenues include advisory fees, broker/dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Federal Income Taxes

     The Company and its includable life insurance subsidiary, Paragon, file a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Non includable subsidiaries file either separate tax returns or separate consolidated tax returns. The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

Reinsurance

     The Company has reinsured certain of its insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC is reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

     The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other assets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement and is reported in other revenues.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

Employee Benefit Plans

     The Company sponsors pension and other retirement plans in various forms covering employees who meet specified eligibility requirements. The reported expense and liability associated with these plans require an extensive use of assumptions which include the discount rate, expected return on plan assets and rate of future compensation increases as determined by the Company. Management determines these assumptions based upon currently available market and industry data, historical performance of the plan and its assets, and consultation with an independent consulting actuarial firm. These assumptions used by the Company may differ materially from actual results due to changing market and economic conditions, higher or lower withdrawal rates or longer or shorter life spans of the participants. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded derivative requiring bifurcation; (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
(iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements.

     The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2003, the Company adopted SFAS 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments ("Issue B36"). Issue B36 concluded that
       (i) a company's funds withheld payable and/or receivable under certain reinsurance arrangements; and (ii) a debt instrument that incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the obligor include an embedded derivative feature that is not clearly and closely related to the host contract. Therefore, the embedded derivative feature is measured at fair value on the balance sheet and changes in fair value are reported in income. As a result of the adoption of Issue B36, the Company recorded a cumulative effect of a change in accounting of $1 million, net of income taxes, for the year ended December 31, 2003.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of the Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 will not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December, 2004, the FASB issued SFAS 123 (revised 2004), Share-Based Payment ("SFAS 123(r)"), which revised SFAS 123 and supersedes APB 25. SFAS 123(r) provides additional guidance on determining whether certain financial instruments awarded in share-based payment transactions are liabilities. SFAS 123(r) also requires that the cost of all share-based transactions be recorded in the financial statements. Implementation of SFAS 123(r) will not have a significant impact on the Company's consolidated financial statements.

     In December 2004, the FASB issued FSP 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     In May, 2004, the FASB issued FSP No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the net periodic postretirement benefit cost was reduced by $1 million, for 2004. The Company's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on its consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by a Technical Practices Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $16 million, including the cumulative effect of a change in accounting.

     In December 2003, FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits--an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) was primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

     During 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51("FIN 46"), and its December 2003 revision ("FIN 46(r)"). A Variable Interest Entity ("VIE") is defined as (i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest, or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. Effective February 1, 2003, the Company adopted FIN 46 for VIEs created or acquired on or after February 1, 2003 and, effective December 31, 2003, the Company adopted FIN 46(r) with respect to interests in entities formerly considered special purpose entities ("SPEs"), including interests in asset-backed securities and collateralized debt obligations. The adoption of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

     Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 9.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by Emerging Issues Task Force EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity including Certain Costs Incurred in a Restructuring ("EITF 94-3"). The Company's activities subject to this guidance in 2005, 2004 and 2003 were not significant.

     Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

2.  INVESTMENTS

FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
U.S. treasury/agency securities...................       434          3        2         435       2.9
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
Foreign government securities.....................     1,396        454        1       1,849      12.3
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

                                                                    DECEMBER 31, 2004
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,199     $  369     $ 15     $ 5,553      39.9%
Residential mortgage-backed securities............     2,535         35        8       2,562      18.4
Foreign corporate securities......................     1,589        238        2       1,825      13.1
U.S. treasury/agency securities...................       736          4        2         738       5.3
Commercial mortgage-backed securities.............     1,016         38        2       1,052       7.6
Asset-backed securities...........................       638          8        2         644       4.6
Foreign government securities.....................     1,223        218        1       1,440      10.4
State and political subdivision securities........        28          1       --          29       0.2
Other fixed maturity securities...................       100          2       33          69       0.5
                                                     -------     ------     ----     -------     -----
  Total fixed maturities..........................   $13,064     $  913     $ 65     $13,912     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    27     $    1     $ --     $    28      15.7%
Non-redeemable preferred stocks...................       145          5       --         150      84.3
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   172     $    6     $ --     $   178     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $33 million and $42 million to hedge the exchange rate risk associated with foreign bonds and loans at December 31, 2005 and 2004, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $416 million and $411 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain of $20 million and $44 million at December 31, 2005 and 2004, respectively. Non-income producing fixed maturities were less than $1 million and $4 million at December 31, 2005 and 2004, respectively. There were no significant unrealized gains (losses) associated with non-income producing fixed maturities at December 31, 2005 and 2004.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2005                     2004
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   232     $   234      $   398     $   373
Due after one year through five years.........     1,571       1,617        1,705       1,772
Due after five years through ten years........     2,996       3,078        2,994       3,157
Due after ten years...........................     4,490       5,375        3,778       4,352
                                                 -------     -------      -------     -------
          Subtotal............................     9,289      10,304        8,875       9,654
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities...........     4,800       4,782        4,189       4,258
                                                 -------     -------      -------     -------
          Total fixed maturities..............   $14,089     $15,086      $13,064     $13,912
                                                 =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $5,608   $2,555   $2,731
Gross investment gains.....................................  $   99   $   96   $   70
Gross investment losses....................................  $  (65)  $  (32)  $  (30)

     Gross investment losses above exclude writedowns recorded during 2005, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturity and equity securities of $2 million, $14 million and $38 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
U.S. treasury/agency securities....      214          2            1          --           215           2
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
Foreign government securities......       87          1           --          --            87           1
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturities...........   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2004
                                     --------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                     ----------------------   ------------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED       GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE         LOSS         VALUE        LOSS
                                     ---------   ----------   ----------   -----------   ---------   ----------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
U.S. corporate securities..........   $  848        $10          $137         $  5        $  985        $15
Residential mortgage-backed
  securities.......................      798          7            14            1           812          8
Foreign corporate securities.......      151          2            12           --           163          2
U.S. treasury/agency securities....      437          2            --           --           437          2
Commercial mortgage-backed
  securities.......................      180          2            --           --           180          2
Asset-backed securities............      185          1            12            1           197          2
Foreign government securities......       96          1            --           --            96          1
State and political subdivision
  securities.......................       10         --            --           --            10         --
Other fixed maturity securities....       37         33            12           --            49         33
                                      ------        ---          ----         ----        ------        ---
  Total fixed maturities...........   $2,742        $58          $187         $  7        $2,929        $65
                                      ======        ===          ====         ====        ======        ===
Equity securities..................   $   37        $--          $ --         $ --        $   37        $--
                                      ======        ===          ====         ====        ======        ===
Total number of securities in an
  unrealized loss position.........      715                       55                        770
                                      ======                     ====                     ======

AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturity and equity securities at December 31, 2005 and December 31, 2004, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST           LOSSES             SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                   (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                               DECEMBER 31, 2004
                                         --------------------------------------------------------------
                                              COST OR           GROSS UNREALIZED         NUMBER OF
                                           AMORTIZED COST            LOSSES              SECURITIES
                                         ------------------   --------------------   ------------------
                                         LESS THAN   20% OR   LESS THAN    20% OR    LESS THAN   20% OR
                                            20%       MORE       20%        MORE        20%       MORE
                                         ---------   ------   ---------   --------   ---------   ------
                                                 (IN MILLIONS, EXCEPT FOR NUMBER OF SECURITIES)
Less than six months...................   $2,208      $--        $43      $     --      222         1
Six months or greater but less than
  nine months..........................      481       --         12            --      459         1
Nine months or greater but less than
  twelve months........................      148       --          3            --       32        --
Twelve months or greater...............      193        1          7            --       52         3
                                          ------      ---        ---      --------      ---       ---
  Total................................   $3,030      $ 1        $65      $     --      765         5
                                          ======      ===        ===      ========      ===       ===

     As of December 31, 2005, $148 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $65 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     As of December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates during the year. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover; the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,266 million and $1,345 million and an estimated fair value of $1,312 million and $1,415 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,371 million and $1,461 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $842 million and $730 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $1,452 million and $1,608 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities.

FUNDS WITHHELD AT INTEREST

     Included in other invested assets at December 31, 2005 and 2004, were funds withheld at interest of $3,316 million and $2,745 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                 DECEMBER 31,
                                                      -----------------------------------
                                                            2005               2004
                                                      ----------------   ----------------
                                                      AMOUNT   PERCENT   AMOUNT   PERCENT
                                                      ------   -------   ------   -------
                                                                 (IN MILLIONS)
Commercial mortgage loans...........................   $883       98%    $1,071      98%
Agricultural mortgage loans.........................     14        2%        22       2%
                                                       ----      ---     ------     ---
          Total.....................................    897      100%     1,093     100%
                                                                 ===                ===
Less: Valuation allowances..........................      1                   3
                                                       ----              ------
          Mortgage loans on real estate.............   $896              $1,090
                                                       ====              ======

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2005, approximately 27%, 8% and 7% of the properties were located in California, Illinois and Florida, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Changes in loan valuation allowances for mortgage loans on real estate were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance, beginning of year..................................    $ 3       $ 2      $  6
Additions...................................................     --         2         9
Deductions..................................................     (2)       (1)      (13)
                                                                ---       ---      ----
Balance, end of year........................................    $ 1       $ 3      $  2
                                                                ===       ===      ====

     The Company did not have impaired mortgage loans on real estate at December 31, 2005. The Company held $10 million of impaired mortgage loans on real estate, none of which had valuation allowances, at December 31, 2004.

     The average investment in impaired loans was $3 million, $11 million and $42 million for the years ended December 31, 2005, 2004 and 2003, respectively. Interest income on impaired loans was less than $1 million, $2 million and $3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     There were no restructured mortgage loans on real estate at December 31, 2005 and 2004.

     There were no mortgage loans on real estate with scheduled payments of 60 days (90 days for agricultural mortgages) or more past due or in foreclosure at December 31, 2005 and 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     The Company had real estate and real estate joint ventures held for investment of $54 million and $60 million at December 31, 2005 and 2004, respectively.

     Accumulated depreciation on real estate was $13 million and $12 million at December 31, 2005 and 2004, respectively. Related depreciation expense was $1 million for each of the years ended December 31, 2005, 2004 and 2003. The Company did not have depreciation expense related to discontinued operations for the year ended December 31, 2005. There was less than $1 million of depreciation expense related to discontinued operations for each of the years ended December 31, 2004 and 2003.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2005               2004
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        69%     $39        65%
Industrial...........................................    17        31%      21        35%
                                                        ---       ---      ---       ---
          Total......................................   $54       100%     $60       100%
                                                        ===       ===      ===       ===

     At December 31, 2005, 100% of the Company's real estate holdings were located in California.

     There was no investment income (expense) related to impaired real estate and real estate joint ventures held-for-investment for the years ended December 31, 2005, 2004, and 2003. There was no investment income (expense) related to real estate and real estate joint ventures held-for-sale for the years ended December 31, 2005, 2004 and 2003.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2005 and 2004.

NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturities...........................................  $  772   $  700   $  615
Equity securities..........................................      11       19        7
Mortgage loans on real estate..............................      75       76       76
Real estate and real estate joint ventures.................      11       14        7
Policy loans...............................................     159      159      170
Other limited partnership interests........................      (5)      (4)      (6)
Cash, cash equivalents and short-term investments..........      11        6       11
Interest on funds held at interest.........................     192      225      151
Other......................................................       9      (25)      --
                                                             ------   ------   ------
          Total............................................   1,235    1,170    1,031
Less: Investment expenses..................................      64       39       28
                                                             ------   ------   ------
          Net investment income............................  $1,171   $1,131   $1,003
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Fixed maturities............................................   $ 32       $46       $ 1
Equity securities...........................................     --         4         1
Mortgage loans on real estate...............................     10         1        (8)
Real estate and real estate joint ventures..................      4         2         1
Other limited partnership interests.........................     --        (3)       --
Derivatives.................................................    (15)       31        50
Other.......................................................     26        (7)       (5)
                                                               ----       ---       ---
          Net investment gains (losses).....................   $ 57       $74       $40
                                                               ====       ===       ===

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities............................................  $ 997    $ 848    $ 675
Equity securities...........................................      2        6       11
Derivatives.................................................     (2)       1       --
Minority interest...........................................   (171)    (105)     (69)
Other invested assets.......................................    (39)     (57)     (31)
                                                              -----    -----    -----
          Total.............................................    787      693      586
                                                              -----    -----    -----
Amounts relating to:
          Deferred policy acquisition costs.................    (45)     (87)    (164)
                                                              -----    -----    -----
          Deferred income taxes.............................   (311)    (250)    (173)
                                                              -----    -----    -----
          Total.............................................   (356)    (337)    (337)
                                                              -----    -----    -----
          Net unrealized investment gains (losses)..........  $ 431    $ 356    $ 249
                                                              =====    =====    =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2005     2004     2003
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, beginning of year..................................   $356     $249     $177
Unrealized investment gains (losses) during the year........     94      107      143
Unrealized gains (losses) relating to:
          Deferred policy acquisition costs.................     42       77      (10)
          Deferred income taxes.............................    (61)     (77)     (61)
                                                               ----     ----     ----
Balance, end of year........................................   $431     $356     $249
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $ 75     $107     $ 72
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments was approximately $61 million and $60 million at December 31, 2005 and 2004, respectively. The related net investment income recognized was $3 million, $5 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively.

VARIABLE INTEREST ENTITIES

     As discussed in Note 1, the Company has adopted the provisions of FIN 46 and FIN 46(r). The adoption of FIN 46 and FIN 46(r) did not require the Company to consolidate any VIEs that were not previously consolidated.

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS(1)      LOSS(2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................     $17           $9
                                                                 ===           ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheets had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                         CURRENT MARKET OR                 CURRENT MARKET OR
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Interest rate swaps........................   $  377     $38         $ 1         $376      $47         $6
Foreign currency swaps.....................       33       1           3           42        1          3
Foreign currency forwards..................      546      --          37           --       --         --
Options....................................       --      --          --            6        1         --
Credit default swaps.......................      155      --          --           --       --         --
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The above table does not include notional values for equity variance swaps. At December 31, 2005, the Company owned 4,500 equity variance swap contracts. At December 31, 2004, the Company did not own any equity variance swap contracts. The market value of equity variance swaps were insignificant and were not included in the preceding table.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                                     REMAINING LIFE
                                                --------------------------------------------------------
                                                           AFTER ONE    AFTER FIVE
                                                              YEAR         YEARS
                                                ONE YEAR    THROUGH       THROUGH     AFTER TEN
                                                OR LESS    FIVE YEARS    TEN YEARS      YEARS     TOTAL
                                                --------   ----------   -----------   ---------   ------
                                                                     (IN MILLIONS)
Interest rate swaps...........................    $ 12        $117         $ 92         $156      $  377
Foreign currency swaps........................      --           2           20           11          33
Foreign currency forwards.....................     546          --           --           --         546
Credit default swaps..........................      --         155           --           --         155
                                                  ----        ----         ----         ----      ------
  Total.......................................    $558        $274         $112         $167      $1,111
                                                  ====        ====         ====         ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. As previously stated, equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                                    DECEMBER 31, 2005                 DECEMBER 31, 2004
                                             -------------------------------   -------------------------------
                                                             FAIR VALUE                        FAIR VALUE
                                             NOTIONAL   --------------------   NOTIONAL   --------------------
                                              AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                             --------   ------   -----------   --------   ------   -----------
                                                                       (IN MILLIONS)
Fair value.................................   $    5     $ 1         $--         $ 38      $ 2         $2
Cash flow..................................       26      --           3           55        1          1
Non-qualifying.............................    1,080      38          38          331       46          6
                                              ------     ---         ---         ----      ---         --
  Total....................................   $1,111     $39         $41         $424      $49         $9
                                              ======     ===         ===         ====      ===         ==

     The Company recognized an insignificant amount of net investment expense from qualifying settlement payments for the years ended December 31, 2005, 2004 and 2003.

     The Company recognized net investment gains from non-qualifying settlement payments of $11 million, $18 million, and $22 million for the years ended December 31, 2005, 2004 and 2003, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years December 31, 2005, 2004 and 2003. Changes in the fair value of the derivatives and the hedged items were insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the year ended December 31, 2005 and 2004, the net amounts accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. For the years ended December 31, 2003, the net amounts deferred and accumulated in other comprehensive income (loss) relating to cash flow hedges was insignificant.

     At December 31, 2005, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2006.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify its credit risk exposure in certain portfolios; and (v) equity variance swaps to economically hedge liabilities.

     For the years ended December 31, 2005, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($34) million, ($13) million and ($17) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts are modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $50 million and $43 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) during the years ended December 31, 2005, 2004 and 2003 were gains of $7 million, $26 million and $45 million, respectively.

CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005, the Company was obligated to return cash collateral under its control of $12 million. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

     The Company did not have any cash or other collateral related to derivative instruments at December 31, 2004.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  INSURANCE

Deferred Policy Acquisition Costs and Value of Business Acquired

     Information regarding DAC and VOBA for the years ended December 31, 2005, 2004 and 2003 is as follows:

                                                             DEFERRED
                                                              POLICY      VALUE OF
                                                            ACQUISITION   BUSINESS
                                                               COSTS      ACQUIRED   TOTAL
                                                            -----------   --------   ------
                                                                     (IN MILLIONS)
Balance at January 1, 2003................................    $1,203        $572     $1,775
  Capitalizations.........................................       958          --        958
  Acquisitions............................................       218          --        218
                                                              ------        ----     ------
          Total...........................................     2,379         572      2,951
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        29          (5)        24
     Unrealized investment gains (losses).................        18          (8)        10
     Other expenses.......................................       383          41        424
                                                              ------        ----     ------
          Total amortization..............................       430          28        458
                                                              ------        ----     ------
  Less: Dispositions and other............................       (54)        (92)      (146)
                                                              ------        ----     ------
Balance at December 31, 2003..............................     2,003         636      2,639
  Capitalizations.........................................       960          --        960
                                                              ------        ----     ------
          Total...........................................     2,963         636      3,599
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................         3           1          4
     Unrealized investment gains (losses).................        --         (77)       (77)
     Other expenses.......................................       450          41        491
                                                              ------        ----     ------
          Total amortization..............................       453         (35)       418
                                                              ------        ----     ------
  Less: Dispositions and other............................      (107)         23        (84)
                                                              ------        ----     ------
Balance at December 31, 2004..............................     2,617         648      3,265
  Capitalizations.........................................       649          --        649
                                                              ------        ----     ------
          Total...........................................     3,266         648      3,914
                                                              ------        ----     ------
  Less: Amortization related to:
     Net investment gains (losses)........................        12           2         14
     Unrealized investment gains (losses).................       (28)        (14)       (42)
     Other expenses.......................................       652          31        683
                                                              ------        ----     ------
          Total amortization..............................       636          19        655
                                                              ------        ----     ------
  Less: Dispositions and other............................       120          --        120
                                                              ------        ----     ------
Balance at December 31, 2005..............................    $2,510        $629     $3,139
                                                              ======        ====     ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $34 million in 2006, $32 million in 2007, $31 million in 2008, $32 million in 2009, and $33 million in 2010.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Guarantees

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"), and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company may contractually guarantee to the contractholder a secondary guarantee benefit.

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

Annuity Contracts

                                             DECEMBER 31, 2005                DECEMBER 31, 2004
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
TWO TIER ANNUITIES
  General account value..............       N/A               $299           N/A               $301
  Net amount at risk.................       N/A                $36(1)        N/A                $36(1)
  Average attained age of
     contractholders.................       N/A           58 years           N/A           58 years

Universal and Variable Life Contracts

                                                DECEMBER 31, 2005         DECEMBER 31, 2004
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
Account value (general and separate
  account).................................       $924       N/A            $722       N/A
Net amount at risk.........................    $19,900(2)    N/A         $17,594(2)    N/A
Average attained age of policyholders......   55 years       N/A        54 years       N/A

---------------

(1) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

(2) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                        UNIVERSAL AND
                                          ANNUITY CONTRACTS        VARIABLE LIFE CONTRACTS
                                      --------------------------   -----------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows at:

                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Mutual fund groupings
  Equity.............................................         $11                 $7
  Bond...............................................           1                  1
  Money Market.......................................           2                  1
                                                              ---                 --
     Total...........................................         $14                 $9
                                                              ===                 ==

Separate Accounts

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $2,435 million and $2,727 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $348 million and $341 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.0% and 5.7% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $113 million, $110 million and $101 million for the years ended December 31, 2005, 2004 and 2003, respectively.

     For both the years ended December 31, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies. This

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES practice was initiated for different products starting at various points in time between the mid 1990's and 2000. During 2005, the Company changed its retention practices for individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new life insurance policies that it writes and for certain individual life policies the retention limits remained unchanged. On a case by case basis, the Company may retain up to $2.5 million per life and reinsure 100% of amounts in excess of the Company's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums earned.....................................  $  445   $  485   $  511
Reinsurance assumed........................................   4,222    3,648    2,925
Reinsurance ceded..........................................    (488)    (420)    (398)
                                                             ------   ------   ------
Net earned premiums........................................  $4,179   $3,713   $3,038
                                                             ======   ======   ======
Reinsurance recoveries netted against policyholder
  benefits.................................................  $   57   $  177   $  119
                                                             ======   ======   ======

     Written premiums are not materially different than earned premiums in the preceding table.

     The reinsurance assumed premium for the years ended December 31, 2005, 2004, and 2003 include $4,220 million, $3,645 million, and $2,923 million, respectively, from RGA.

     Reinsurance recoverables, included in premiums and other receivables, were $1,029 million and $932 million at December 31, 2005 and 2004, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $61 million and $10 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  LONG-TERM DEBT

     At December 31, 2005 and 2004, long-term debt outstanding is as follows:

                                                INTEREST RATES
                                           ------------------------                 DECEMBER 31,
                                                           WEIGHTED                 -------------
                                               RANGE       AVERAGE     MATURITY     2005    2004
                                           -------------   --------   -----------   -----   -----
                                                                                    (IN MILLIONS)
Senior notes.............................  6.75% - 7.25%     6.92%    2006 - 2011   $300    $300
Fixed rate notes.........................   4.2% - 6.32%     4.96%    2006 - 2010    102     106
Other notes..............................    8% - 12%       10.07%    2009 - 2016      1       1
Junior subordinated debentures...........      6.75%         6.75%       2065        398      --
Surplus notes............................      7.63%         7.63%       2024         99      99
                                                                                    ----    ----
  Total..................................                                           $900    $506
                                                                                    ====    ====

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% until December 15, 2015. Subsequent to December 15, 2015, interest on these debentures will accrue at an annual rate of 3-month LIBOR plus a margin equal to 266.5 basis points, payable quarterly until maturity in 2065. RGA has the option to defer interest payments, subject to certain limitations. In addition, interest payments are mandatorily deferred if RGA does not meet specified capital adequacy, net income and shareholders' equity levels. Upon an optional or mandatory deferral, RGA is not permitted to pay common stock dividends or make payments of interest or principal on securities which rank equal or junior to the subordinated debentures, until the accrued and unpaid interest on the subordinated debentures is paid. The subordinated debentures are redeemable at RGA's option.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes, other notes with varying interest rates, followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2005 for the next five years are $126 million in 2006, $26 million in 2007, less than $1 million in 2008 and 2009, $50 million in 2010 and $698 million thereafter.

Credit Facilities and Letters of Credit

     RGA maintains committed and unsecured credit facilities aggregating $652 million as of December 31, 2005. When drawn upon, these facilities bear interest at varying rates in accordance with respective agreements. The following table provides details on these facilities as of December 31, 2005:

                                                               LETTER OF CREDIT                UNUSED
BORROWER(S)                          EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
-----------                        --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
RGA..............................  January 2006       $ 26           $ --           $ 26        $ --
RGA..............................  May 2007             26             --             26          --
RGA..............................  September 2010      600            320             50         230
                                                      ----           ----           ----        ----
Total............................                     $652           $320           $102        $230
                                                      ====           ====           ====        ====

     At December 31, 2005 and 2004, RGA had outstanding $457 million and $403 million, respectively, in letters of credit from various banks, of which $320 million and $0, respectively, were part of committed facilities.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth,

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $10 million, or $25 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2005, RGA had $800 million in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2005 was $26 million.

Other

     Interest expense related to the Company's indebtedness included in other expenses was $50 million, $49 million and $48 million for the years ended December 31, 2005, 2004 and 2003, respectively.

7. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and
(ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50. The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million and $158 million, net of unamortized discount of $66 million and $67 million at December 31, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

8.  INCOME TAXES

     The provision for income taxes from continuing operations was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2005      2004      2003
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $ 23       $(7)      $29
  Foreign...................................................     70         4         1
                                                               ----       ---       ---
                                                                 93        (3)       30
Deferred:
  Federal...................................................    (31)       70         7
  Foreign...................................................      4         6         9
                                                               ----       ---       ---
                                                                (27)       76        16
                                                               ----       ---       ---
Provision for income taxes..................................   $ 66       $73       $46
                                                               ====       ===       ===

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $72       $78       $52
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............    (2)       (1)       (1)
  Tax preferred investment income...........................    --        (1)       (1)
  Tax credits...............................................    (1)       (3)       (5)
  State tax net of federal benefit..........................     1         1         1
  Corporate owned life insurance............................    (1)       (2)       (2)
  Valuation allowance for carryforward items................    (2)       (2)        1
  Other, net................................................    (1)        3         1
                                                               ---       ---       ---
  Provision for income taxes................................   $66       $73       $46
                                                               ===       ===       ===

     The Company has been audited by the Internal Revenue Service for the years through and including 2000. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                               DECEMBER 31,
                                                              ---------------
                                                               2005     2004
                                                              ------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................  $   --   $  314
  Employee benefits.........................................      28       36
  Loss and credit carryforwards.............................     728      333
  Other, net................................................      51       78
                                                              ------   ------
                                                                 807      761
  Less valuation allowance..................................       5        9
                                                              ------   ------
                                                                 802      752
                                                              ------   ------
Deferred income tax liabilities:
  Deferred policy acquisition costs.........................   1,002    1,024
  Policyholder liabilities and receivables..................     137       --
  Investments...............................................      39       22
  Net unrealized investment gains...........................     311      250
  Other, net................................................       9       91
                                                              ------   ------
                                                               1,498    1,387
                                                              ------   ------
Net deferred income tax liability...........................  $ (696)  $ (635)
                                                              ======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries, except for RGA International Reinsurance Company Ltd., because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. This is due to the fact that the unremitted earnings will not be repatriated in the foreseeable future, or because those unremitted earnings that may be repatriated will not be taxable through the application of tax planning strategies that management would utilize.

     The Company believes that it is more likely than not that the deferred income tax assets established will be realized except for the amount of the valuation allowance. A valuation allowance for deferred income tax assets of approximately $5 million and $9 million at December 31, 2005 and 2004, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, and RGA Financial Products. At December 31, 2005, the Company's subsidiaries had net operating loss carryforwards of $1,630 million and capital loss carryforwards of $163 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. These lawsuits are generally referred to as "sales practices claims".

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     A federal court has approved a settlement resolving sales practices claims on behalf of a class of owners of permanent life insurance policies issued by the Company between January 1, 1982 through December 31, 1996. An appellate court has affirmed the order approving the settlement. The class includes owners of approximately 250,000 in-force or terminated policies.

     Certain class members have opted out of the class action settlement noted above and have brought or continued non-class action sales practices lawsuits. In addition, other sales practices lawsuits have been brought. As of December 31, 2005, there are approximately 34 sales practice lawsuits pending against the Company. The Company continues to defend itself vigorously against these lawsuits. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance may be commenced in the future.

     The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices claims against the Company.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (Paul Revere Life Insurance Company) and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively, a new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere Life Insurance Company, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration.

     RGA is currently a party to three arbitrations that involve its discontinued accident and health business, including personal accident business (including London market excess of loss business) and workers' compensation carve-out business. RGA is also party to one pending and one threatened arbitration related to its life reinsurance business. In addition, RGA has been joined in a suit filed against one of its ceding companies alleging wrongful denial of a life insurance claim. As of January 31, 2006, the parties involved in these actions have raised claims, or established liabilities that may result in claims, in the amount of approximately $32 million, which is approximately $28 million in excess of the liabilities recorded by RGA. The Company generally has little information regarding any liabilities established by the ceding companies, and must rely on management estimates to establish policy claim liabilities. It is possible that any such liabilities could be increased in the future. Management believes it has substantial defenses upon which to contest these claims, including but not limited to misrepresentation and breach of contract by direct and indirect ceding companies.

     RGA has reinsured privately-owned pension funds that were formed as a result of reform and privatization of Argentina's social security system. RGA ceased renewal of reinsurance treaties associated with privatized pension contracts in Argentina during 2001 because of adverse experience on this business, as several aspects of the pension fund claims flow did not develop as was contemplated when the reinsurance programs were initially priced.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Since 2001, RGA has pursued various courses of action to reduce and eliminate its obligations associated with the reinsurance of Argentine pension accounts. RGA's actions have resulted in one ceding company demanding arbitration and could result in other litigation or arbitrations in the future. However, as of January 2006, RGA had commuted about 95% of its obligations associated with the business and is in discussions with the remaining clients regarding settlement of all obligations under the remaining treaties. Therefore, the risk of litigation or arbitrations in the future has significantly declined. While it is not feasible to predict or determine the ultimate outcome of any such future litigations or arbitrations or provide reasonable ranges of potential losses, it is the opinion of the Company's management, that their outcomes, after consideration of the provisions made in the Company's consolidated financial statements, would not have a material adverse effect on its consolidated financial position.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. In May 2004, the Company received a so-called "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, as of the date of the consolidated financial statements, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     MetLife, the ultimate parent of the Company, has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking, among other things, information regarding and relating to compensation agreements between insurance brokers and MetLife, whether MetLife has provided or is aware of the provision of "fictitious" or "inflated" quotes, and information regarding tying arrangements with respect to reinsurance. Based upon an internal review, MetLife advised the Attorney General for the State of New York that MetLife was not aware of any instance in which MetLife had provided a "fictitious" or "inflated" quote. MetLife also has received subpoenas, including sets of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking information and documents including contingent commission payments to brokers and MetLife's awareness of any "sham" bids for business. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that MetLife submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom MetLife submitted such bids or quotes, and communications with a certain broker. MetLife has received two subpoenas from the District Attorney of the County of San Diego, California. The subpoenas seek numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife asking for answers to interrogatories and document requests concerning topics that include compensation paid to intermediaries. The Office of the Attorney General for the State of Florida has also served a subpoena on MetLife seeking, among other things, copies of materials produced in response to the subpoenas discussed above. MetLife has received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker, Universal Life Resources. The Insurance Commissioner of Oklahoma has served a subpoena, including a set of interrogatories, on MetLife seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. The Ohio Department of Insurance has requested documents regarding a broker and certain Ohio public entity groups. MetLife continues to cooperate fully with these inquiries and is responding to the subpoenas and other requests. MetLife is continuing to conduct an internal review of its commission payment practices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The California Insurance Commissioner is suing in California state court Metropolitan Life, Paragon Life Insurance Company, a subsidiary of the Company, and other companies alleging that the defendants violated certain provisions of the California Insurance Code. Another broker-related action against Paragon Life is pending in a multi-district proceeding established in the federal district court in the District of New Jersey. In this proceeding, plaintiffs have filed an amended class action complaint consolidating the claims from separate actions that had been filed in or transferred to the District of New Jersey. The consolidated amended complaint alleges that MetLife, Inc., Metropolitan Life, Paragon Life and several other insurance companies and several insurance brokers violated RICO, ERISA, and antitrust laws and committed other misconduct in the context of providing insurance to employee benefit plans and to persons who participate in such employee benefit plans. Plaintiffs seek to represent classes of employers that established employee benefit plans and persons who participated in such employee benefit plans. A motion for class certification has been filed. The Company intends to vigorously defend these cases.

     In addition to those discussed above, regulators and others have made a number of inquiries of the insurance industry regarding industry brokerage practices and related matters and other inquiries may begin. It is reasonably possible that additional subpoenas, interrogatories, requests and lawsuits will be received. The Company and MetLife will fully cooperate with all regulatory inquiries and intend to vigorously defend all lawsuits.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

Summary

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum rental income, and minimum gross rental payments relating to these lease agreements were as follows:

                                                                        GROSS
                                                              RENTAL    RENTAL
                                                              INCOME   PAYMENTS
                                                              ------   --------
                                                                (IN MILLIONS)
2006........................................................   $10       $ 7
2007........................................................   $ 6       $ 6
2008........................................................   $ 5       $ 5
2009........................................................   $ 2       $ 4
2010........................................................   $ 1       $ 3
Thereafter..................................................   $ 2       $12

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were less than $1 million at both December 31, 2005 and 2004. The Company anticipates that these amounts will be invested in the partnerships over the next three to five years.

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $26 million and $17 million at December 31, 2005 and 2004, respectively.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and is purchasing the shares in the open market over the subsequent few months to return to the lenders. RGA will either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February, 2006, the final purchase price was determined, resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of treasury stock.

GUARANTEES

     In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $2 million to $10 million, with a cumulative maximum of $15 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2005 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2005 and 2004 for indemnities, guarantees and commitments is insignificant.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed insurer engaged. Some states permit insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated $100 thousand. The Company maintained a liability of $5 million and a related asset for premium tax offsets of $4 million at December 31, 2005 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company has been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

10.  EMPLOYEE BENEFIT PLANS

PENSION PLANS AND OTHER BENEFIT PLANS

     Prior to January 1, 2003, General American, directly or through a wholly-owned subsidiary, was the sponsor and administrator of a qualified and several non-qualified defined benefit pension plans covering eligible employees. On December 31, 2002, the qualified plan was merged into the Metropolitan Life Retirement Plan for United States Employees (the "MetLife Plan"), a qualified defined benefit pension plan sponsored and administered by Metropolitan Life. The Company has no legal obligation for benefits under the MetLife Plan.

     On January 1, 2003, substantially all employees of the Company who are now covered under the MetLife Plan also became employees of certain subsidiaries of MetLife. Certain of these employees continue to be provided to the Company and therefore the Company is allocated expenses associated with the pension benefits offered to these employees. The Company's share of such allocated expenses included in the accompanying consolidated financial statements was $8 million, $8 million and $10 million for the years ended December 31, 2005, 2004 and 2003, respectively. In addition, certain retired employees of the Company are provided postretirement health care and life insurance benefits through a plan sponsored by Metropolitan Life. As the Company has no legal obligation for benefits under this plan, the assets and obligations are not included in the accompanying consolidated financial statements and additional disclosures below. However, the Company is allocated expenses related to the postretirement benefits offered to the retirees of the Company. The Company's allocated share of expenses related

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES to these postretirement benefits and included in the accompanying consolidated financial statements was $3 million, $2 million and $3 million for the years ended December 31 2005, 2004 and 2003, respectively.

     General American, or its subsidiaries, continues as sponsor of the non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while they are employed, but are not accruing additional benefits in the plan.

     RGA also sponsors a separate qualified defined benefit pension plan for its eligible employees. Employees of RGA may also become eligible for certain qualified postretirement health care and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                              PENSION BENEFITS    OTHER BENEFITS
                                                              -----------------   ---------------
                                                               2005      2004      2005     2004
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 53      $ 48      $  9     $ 5
  Service cost..............................................      2         2         1       1
  Interest cost.............................................      3         3        --      --
  Actuarial losses (gains)..................................      5         2        --       3
  Benefits paid.............................................     (3)       (2)       --      --
                                                               ----      ----      ----     ---
Projected benefit obligation at end of year.................     60        53        10       9
                                                               ----      ----      ----     ---
Change in plan assets:
Contract value of plan assets at beginning of year..........     14        10        --      --
  Actual return on plan assets..............................     --         1        --      --
  Employer contribution.....................................      2         3        --      --
                                                               ----      ----      ----     ---
Contract value of plan assets at end of year................     16        14        --      --
                                                               ----      ----      ----     ---
Underfunded.................................................    (44)      (39)      (10)     (9)
Unrecognized net actuarial losses (gains)...................     23        19         4       4
Unrecognized prior service cost.............................    (20)      (22)       --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===
Qualified plan prepaid pension cost.........................   $ (2)     $ (1)     $ --     $--
Non-qualified plan accrued pension cost.....................    (46)      (47)       (6)     (5)
Accumulated other comprehensive income......................      7         6        --      --
                                                               ----      ----      ----     ---
Accrued benefit cost........................................   $(41)     $(42)     $ (6)    $(5)
                                                               ====      ====      ====     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans were as follows:

                                                                        NON-QUALIFIED
                                                      QUALIFIED PLAN        PLAN           TOTAL
                                                      ---------------   -------------   -----------
                                                       2005     2004    2005    2004    2005   2004
                                                      ------   ------   -----   -----   ----   ----
                                                                      (IN MILLIONS)
Aggregate fair value of plan assets.................   $16      $14     $ --    $ --    $ 16   $ 14
Aggregate projected benefit obligation..............    22       18       38      35      60     53
                                                       ---      ---     ----    ----    ----   ----
Underfunded.........................................   $(6)     $(4)    $(38)   $(35)   $(44)  $(39)
                                                       ===      ===     ====    ====    ====   ====

     The accumulated benefit obligation, for all defined benefit pension plans, was $53 million and $48 million at December 31, 2005 and 2004, respectively. The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2005 and 2004.

     The components of net periodic benefit cost were as follows:

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -------------------
                                                 2005   2004   2003   2005   2004   2003
                                                 ----   ----   ----   ----   ----   -----
                                                              (IN MILLIONS)
Service cost...................................  $ 2    $ 2    $ 1    $ 1    $ 1    $  --
Interest cost..................................    3      3      3     --     --       --
Expected return on plan assets.................   (1)    (1)    (1)    --     --       --
Amortization of prior actuarial losses
  (gains)......................................    1      1      1     --     --       --
Amortization of prior service cost.............   (2)    (2)    (2)    --     --       --
                                                 ---    ---    ---    ---    ---    -----
Net periodic benefit (credit) cost.............  $ 3    $ 3    $ 2    $ 1    $ 1    $  --
                                                 ===    ===    ===    ===    ===    =====

ASSUMPTIONS

     Assumptions used in determining the obligations were as follows:

                                                                DECEMBER 31,
                                                     -----------------------------------
                                                     PENSION BENEFITS    OTHER BENEFITS
                                                     -----------------   ---------------
                                                      2005      2004      2005     2004
                                                     -------   -------   ------   ------
Weighted average discount rate.....................  5.77%     5.92%     5.75%    6.00%
Rate of compensation increase......................  4%-8%     4%-8%      N/A      N/A

     The assumptions used in determining net periodic benefit cost were as follows:

                                                     DECEMBER 31,
                                     ---------------------------------------------
                                       PENSION BENEFITS         OTHER BENEFITS
                                     ---------------------   ---------------------
                                     2005    2004    2003    2005    2004    2003
                                     -----   -----   -----   -----   -----   -----
Weighted average discount rate.....  5.76%   5.46%   6.75%   5.75%   6.50%   6.50%
Expected return on plan assets.....  8.50%   8.50%   8.75%    N/A     N/A     N/A
Rate of compensation increase......  4%-8%   4%-8%   4%-8%    N/A     N/A     N/A

     The discount rate is based on the yield of a hypothetical portfolio of high-quality debt instruments available on the valuation date, measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due. The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan asset by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES return derived using this approach will fluctuate from year to year, the Company's policy is to hold long-term assumptions constant as it remains within reasonable tolerance from the derived rate.

     The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2005                     2004
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  11% down to 5% in 2012   12% down to 5% in 2012
Medicare eligible claims.............  11% down to 5% in 2012   12% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trends would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                   (IN MILLIONS)
Effect on total of service and interest cost
  components......................................         $  --                   $--
Effect on accumulated postretirement benefit
  obligation......................................         $   2                   $(2)

PLAN ASSETS

     The weighted average allocation of pension plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2005    2004
                                                              -----   -----
ASSET CATEGORY
Equity securities...........................................    75%     76%
Fixed maturities............................................    25%     24%
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     The weighted average target allocation of pension plan assets for 2006 is as follows:

                                                               PENSION
                                                               BENEFITS
                                                               --------
ASSET CATEGORY
Equity securities...........................................      75%
Fixed maturities............................................      25%

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     The Company expects to contribute $7 million to its pension plan and $136 thousand to its other benefit plans during 2006.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service, as appropriate, are expected to be as follows:

                                                            PENSION BENEFITS   OTHER BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2006......................................................        $ 5              $  --
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 5              $  --
2011-2015.................................................        $30              $   2

SAVINGS AND INVESTMENT PLANS

     The Company and MetLife sponsor savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $3 million, $2 million and $2 million to these plans during the years ended December 31, 2005, 2004 and 2003, respectively.

11.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     On December 16, 2003, MetLife Inc. transferred 2,532,600 shares of common stock of RGA to Equity Intermediary Company ("EIC"), a subsidiary of the Company, in exchange for 93,402 shares of Series A Cumulative Preferred Stock ("the Preferred Shares"). Holders of the Preferred Shares are entitled to receive cumulative cash dividends at the annual applicable rate of 7% times the Liquidation Preference of $1,000 per share payable quarterly, when and if declared by the Board of Directors. Holders of the Preferred Shares have no voting rights, except as required by applicable law. The Preferred Shares rank senior to the common stock.

     In December 2004, MetLife contributed the 93,402 Preferred Shares of EIC to the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     The Company and its insurance subsidiaries are subject to limitations on the payment of dividends to their parents. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of:
(i) 10% of the insurance subsidiaries' statutory surplus as of the immediately preceding calendar year or (ii) the insurance subsidiaries' statutory gain from operations for the preceding year (excluding realized investment gains). The Company paid to GenAmerica stockholder dividends in the amount of $13 million, $40 million and $1 million for the years ended December 31, 2005, 2004 and 2003. As of December 31, 2005, the maximum amount of the dividend, which may be paid to GenAmerica from the Company in 2006, without prior regulatory approval, is $167 million.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES action. Each of the Holding Company's U.S. insurance subsidiaries exceeded the minimum risk-based capital requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Missouri State Department of Insurance (the "Department") has fully adopted Codification for the preparation of statutory financial statements of insurance companies domiciled in Missouri. The impact of adoption did not materially impact statutory capital and surplus. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net loss of General American Life Insurance Company, a Missouri domiciled insurer, was $34 million, $80 million and $151 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $1,677 million and $1,297 million at December 31, 2005 and 2004, respectively.

OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2005, 2004 and 2003 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2005     2004     2003
                                                              ------   ------   -------
                                                                    (IN MILLIONS)
Holding gains on investments arising during the year........   $123     $210     $ 242
Income tax effect of holding gains..........................    (55)     (88)     (111)
Reclassification adjustments:
  Recognized holding losses included in current year
     income.................................................    (21)     (89)      (54)
  Amortization of premium and accretion of discounts
     associated with investments............................     (8)     (14)      (45)
  Income tax effect.........................................     15       43        45
Allocation of holding gains (losses) on investments relating
  to other policyholder amounts.............................     42       77       (10)
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................    (21)     (32)        5
                                                               ----     ----     -----
Net unrealized investment gains.............................     75      107        72
Foreign currency translation adjustment.....................      3       14        25
Minimum pension liability adjustment........................      2       (1)       (5)
                                                               ----     ----     -----
Other comprehensive income..................................   $ 80     $120     $  92
                                                               ====     ====     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2005     2004     2003
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   39   $   46   $   68
Commissions................................................     493    1,076      959
Interest and debt issue costs..............................      50       48       44
Amortization of policy acquisition costs...................     697      495      448
Capitalization of policy acquisition costs.................    (649)    (960)    (958)
Minority interest..........................................     164      162      132
Other......................................................     353      389      380
                                                             ------   ------   ------
  Total other expenses.....................................  $1,147   $1,256   $1,073
                                                             ======   ======   ======

13.  ACQUISITIONS AND DISPOSITIONS

     In March, 2005, the Company dissolved its wholly owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life. The amount received below book value was recorded as a return of capital to Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were $7 million and ($1) million for the years ended December 31, 2004 and 2003, respectively.

     In December 2004, EIC, a wholly owned subsidiary of the Company, was dissolved. See Note 11.

     In September 2003, RGA announced a coinsurance agreement under which it assumed the traditional U.S. life insurance business of Allianz Life Insurance Company of North America. The transaction closed during the fourth quarter of 2003 with an effective date retroactive to July 1, 2003. The transaction added approximately $278 billion of life insurance in-force, $246 million of premiums and $11 million of pre-tax income, excluding minority interest expense, to the fourth quarter of 2003.

14.  DISCONTINUED OPERATIONS

REAL ESTATE

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2005      2004      2003
                                                              -----     -----     -----
                                                                    (IN MILLIONS)
Investment income...........................................   $--       $ 2       $--
Investment expense..........................................    --        (1)       (1)
Net investment gains (losses)...............................    --        --        (1)
                                                               ---       ---       ---
  Total revenues............................................    --         1        (2)
Provision for income taxes..................................    --        --         1
                                                               ---       ---       ---
  Income (loss) from discontinued operations net of income
     tax....................................................   $--       $ 1       $(1)
                                                               ===       ===       ===

     There was no real estate related to discontinued operations at December 31, 2005 and 2004.

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2005                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,868     $ 6,235
  Long-term debt.........................................             $   900     $   953
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
                                                           --------   --------   ----------
DECEMBER 31, 2004                                                   (IN MILLIONS)
Assets:
  Fixed maturities.......................................             $13,912     $13,912
  Equity securities......................................             $   178     $   178
  Mortgage loans on real estate..........................             $ 1,090     $ 1,133
  Policy loans...........................................             $ 2,625     $ 2,625
  Short-term investments.................................             $    86     $    86
  Cash and cash equivalents..............................             $   372     $   372
  Mortgage loan commitments..............................    $17      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 6,301     $ 5,808
  Long-term debt.........................................             $   506     $   540
  Shares subject to mandatory redemption.................             $   158     $   223
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,461     $ 1,461

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE AND MORTGAGE LOAN COMMITMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances which do not have final contractual maturities are assumed to equal their current net surrender value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

LONG-TERM DEBT AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables under securities loaned and other transactions approximate fair value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $192 million and ceded benefits and related costs of $143 million for the year ended December 31, 2005. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2005 were $932 million.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. The recapture of this agreement resulted in a pre-tax gain of $1 million for the year ended December 31, 2005.

     On December 23, 2004, the Company dissolved its wholly owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     In 2003, the Company received a non-cash capital contribution of $131 million associated with Metropolitan Life's transfer of the outstanding shares of RGA common stock to EIC.

     Effective January 2001, the Company entered into a financial reinsurance agreement with Metropolitan Life. Metropolitan Life assumes substantially all of the Company's supplementary contracts without life contingencies. The Company had policyholder account balances and corresponding recoverables from reinsurers, in premiums and other receivables, for the same amounts of $143 million and $146 million at December 31, 2005 and 2004 respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     RGA has reinsurance transactions with Metropolitan Life and certain of its subsidiaries. Under these agreements, RGA reflected net assumed premiums of approximately $189 million, $127 million and $119 million in 2005, 2004 and 2003, respectively. The earned premiums reflect the net of business assumed from and ceded to Metropolitan Life and its subsidiaries. The pre-tax income on this business was approximately $10 million, $27 million and $12 million in 2005, 2004 and 2003, respectively.

     Under the terms of a master service agreement with Metropolitan Life, the Company and its subsidiaries paid $5 million, $7 million and $6 million in investment management fees and $87 million, $110 million and $100 million for other administrative services in 2005, 2004 and 2003, respectively. The Company had $976 million and $519 million of receivables with affiliates as of December 31, 2005 and 2004, respectively.

     At December 31, 2005, the Company held no assets in the Metropolitan Money Market Pool of affiliated companies. At December 31, 2004, the Company held $44 million of assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are recorded as short-term investments on the consolidated balance sheets of the Company.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company transferred assets with a cost or amortized cost and fair market value of $464 million and $495 million, and $191 million and $198 million, for the years ended December 31, 2005 and 2004, respectively. The realized capital gains (losses) recognized on those transfers were $31 million and $7 million for the years ended December 31, 2005 and 2004, respectively. There were no assets transferred for the year ended December 31, 2003. The Company purchased assets from affiliates with a fair market value of $382 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     These transactions are based upon agreed upon amounts that might differ from amounts that would be charged if such transactions were among third parties.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

17.  SUBSEQUENT EVENTS

     On May 1, 2006, the Company sold its wholly owned subsidiary, Paragon, to its ultimate parent, MetLife. Immediately following the sale, MetLife merged Paragon with and into Metropolitan Life. The Company received consideration of approximately $76 million for Paragon. At December 31, 2005, Paragon had total assets of $727 million, total liabilities of $643 million, and net income of $7 million.

     On June 28, 2006, a subsidiary of RGA, Timberlake Financial L.L.C. completed an offering of $850 million of 30-year notes. The notes represent senior, secured indebtedness of Timberlake Financial, L.L.C. and its assets with no recourse to RGA or its subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering will provide long-term collateral to support Regulation Triple X reserves on approximately
1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA.

     On June 28, 2006, the Company paid to GenAmerica stockholder dividends in the amount of $13 million.

PART C

                               OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
--------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Statement of Assets and Liabilities as of December 31, 2005.
     3.  Statement of Operations for the year ended December 31, 2005.
     4. Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004.
     5.  Notes to Financial Statements - December 31, 2005.

The following consolidated financial statements of the Company are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

The following consolidated financial statements of General American as Guarantor are included in Part B hereof:

     1.  Report of Independent Registered Public Accounting Firm.
     2.  Consolidated Balance Sheets as of December 31, 2005 and 2004.
     3. Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003.
     4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2005, 2004 and 2003.
     5. Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003.
     6.  Notes to Consolidated Financial Statements.

b.         Exhibits
--------------------------------------------------------------------------------

1.  (i)   Resolution of the Board of Directors of MetLife Investors
          Insurance Company authorizing the establishment of the Variable Account (3)
2.        Not Applicable
3.  (i)   Form of Principal Underwriter's Agreement (5)
    (ii)  Form of Selling Agreement (1)
4.  (i)   Individual Flexible Purchase Payment Deferred Variable Annuity
          Contract (3)
    (ii)  Form of Endorsement (Name Change) (5)
5.        Application for Variable Annuity (3)
6.  (i)   Copy of Articles of Incorporation of MetLife Investors Insurance
          Company (1)
    (ii)  Copy of the By-Laws of MetLife Investors Insurance Company (1)
7.        Not Applicable
8.  (i)   Form of Fund Participation Agreement by and among AIM
          Variable Insurance Funds, Inc., AIM Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company (2)
    (ii)  Form of Participation Agreement among Templeton Variable
          Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company (4)
    (iii) Form of Participation Agreement between MetLife Investors Insurance Company and Met Investors Series Trust (6)
    (iv)  Form of Participation Agreement between Metropolitan Series
          Fund, Inc., Metropolitan Life Insurance Company and MetLife Investors Insurance Company (6)
    (v) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company
          and MetLife Investors Insurance Company (7/1/04) (7)
    (vi) Amended and Restated Net Worth Maintenance Agreement among MetLife, Inc. and MetLife Investors Insurance Company (effective December 16, 2004) (8)
    (vii) Guarantee Agreement (General American Life Insurance
          Company) (June 1, 1995) (filed herewith)
9.  (i)   Opinion and Consent of Counsel (filed herewith)
    (ii)  Opinion and Consent of Counsel (General American Life
          Insurance Company) (filed herewith)
10.       Consent of Independent Registered Public Accounting Firm
          (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor (filed herewith)
11.       Not Applicable
12.       Agreement Governing Contribution (3)
13. (i)   Powers of Attorney for MetLife Investors Insurance Company
          (filed herewith)
    (ii)  Powers of Attorney for General American Life Insurance
          Company as Guarantor (filed herewith)


(1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 to the Registration Statement on Form N-4, File No. 033-39100, filed on April 23, 1997.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-34741, filed on January 26, 1998.
(3) Incorporated herein by reference to Registrant's Registration Statement on Form N-4, File No. 333-90405, filed on November 5, 1999.
(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-34741, filed on April 30, 1999.
(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File Nos. 333-90405, filed on April 26, 2001.
(6) Incorporated herein by reference to Pre-Effective Amendment No.1 to the MetLife Investors Variable Life Account One's Registration Statement on Form S-6 (File No. 333-69522) filed on December 20, 2001.
(7) Incorporated herein by reference to Post-Effective Amendment No. 13 to MetLife Investors Variable Annuity Account Five's Registration Statement on Form N-4 (File Nos. 333-54016 and 811-07060) filed on October 7, 2005.
(8) Incorporated herein by reference to Post-Effective Amendment No. 16 to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4 (File Nos. 333-50540 and 811-05200) filed on April 21, 2006.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal Business Address   Positions and Offices with Depositor
-----------------------------------   ------------------------------------
Michael K. Farrell                    Chairman of the Board,
5 Park Plaza, Suite 1900              President, Chief Executive
Irvine, CA 92614                      Officer and Director

James P. Bossert                      Executive Vice President and
5 Park Plaza, Suite 1900              Director
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President,
5 Park Plaza, Suite 1900              General Counsel, Secretary
Irvine, CA 92614                      and Director

Kevin J. Paulson                 Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Charles V. Curcio                Vice President-Finance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Brian C. Kiel                    Vice President, Appointed
501 Route 22                     Actuary
Bridgewater, NJ 08807

Deborah L. Buffington            Vice President, Director of
5 Park Plaza, Suite 1900         Compliance
Irvine, CA 92614

John Rosenthal                   Vice President, Chief Hedging
5 Park Plaza, Suite 1900         Officer
Irvine, CA 92614

Jeffrey A. Tupper                Assistant Vice President and
5 Park Plaza, Suite 1900         Director
Irvine, CA 92614

Anthony J. Williamson            Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Susan A. Buffum                  Director
334 Madison Avenue
Convent Station, NJ 07961

Michael R. Fanning               Director
501 Boylston Street
Boston, MA 02116

Elizabeth M. Forget              Director
260 Madison Avenue
New York, NY 10010

George Foulke                    Director
501 Route 22
Bridgewater, NJ 08807

Paul Sylvester                 Director
10 Park Avenue
Morristown, NJ 07967

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Registrant is a separate account of MetLife Investors Insurance Company under Missouri insurance law. MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Retirement Services LLC (NJ)

            a)    MetLife Investment Funds Services LLC (NJ)

            b)    MetLife Investment Funds Management LLC (NJ)

            c)    MetLife Associates LLC (DE)

                  1)   CitiStreet Equities LLC (NJ)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.2319% is owned by MetLife International Holdings, Inc. and 4.7680% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    L/C Development Corporation (CA)

      9.    Thorngate, LLC (DE)

      10.   Alternative Fuel I, LLC (DE)

      11.   Transmountain Land & Livestock Company (MT)

      12.   MetPark Funding, Inc. (DE)

      13.   HPZ Assets LLC (DE)

      14.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      15.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      16.   MetLife (India) Private Ltd. (India)

      17.   Metropolitan Marine Way Investments Limited (Canada)

      18.   MetLife Private Equity Holdings, LLC (DE)

      19.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      20.   Metropolitan Realty Management, Inc. (DE)

      21.   Dewey Square South, LLC (NY)

      22.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      23.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        24.   Bond Trust Account A (MA)

        25.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      26.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      27.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                        (o)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      28.   Corporate Real Estate Holdings, LLC (DE)

      29. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      30.   MetLife Tower Resources Group, Inc. (DE)

      31.   Headland - Pacific Palisades, LLC (CA)

      32.   Headland Properties Associates (CA)

      33.   Krisman, Inc. (MO)

      34.   Special Multi-Asset Receivables Trust (DE)

      35.   White Oak Royalty Company (OK)

      36.   500 Grant Street GP LLC (DE)

      37. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      38.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

            a)    One Financial Place, LP (DE)

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  3) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    MLI Distribution LLC (DE)

            d)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

            b) SSB Private Selections, LLC (DE) (50%) -- SSB Private Selections, LLC ("SSB") is 45% owned by MIC and 5% owned by MLAC (the remaining 50% of SSB is owned by a third party). The capital commitment of SSB in Solomon Smith Barney Private Selection Fund I, LLC represents 24.5% of total commitments.

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co.is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation which has the right to elect 5 of 7 directors and other shareholders hold 100% of the participating common stock classes A and B of such corporation, which classes have the right collectively to elect 2 out of a total of 7 directors.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2006, there were 47 Qualified Contract Owners and 114 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

   (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund VA for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
MetLife of CT Variable Life Insurance Separate Account Four
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I

Met Investors Series Trust


MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven

   (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the Officers and Directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

Name and Principal Business Address   Positions and Offices with Underwriter
-----------------------------------   --------------------------------------
Paul Sylvester                        President, National Sales
10 Park Avenue                        Manager- Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                   Executive Vice President,
260 Madison Avenue                    Investment Fund Management &
New York, NY 10016                    Marketing

Paul A. LaPiana                       Executive Vice President,
5 Park Plaza, Suite 1900              National Sales Manager- Life
Irvine, CA 92614

Richard C. Pearson                    Executive Vice President,
5 Park Plaza, Suite 1900              General Counsel and Secretary
Irvine, CA 92614

Leslie Sutherland                     Senior Vice President,
1 MetLife Plaza                       Channel Head-Broker/Dealers
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                    Senior Vice President,
5 Park Plaza, Suite 1900              Channel Head-LTC
Irvine, CA 92614

Curtis Wohlers                        Senior Vice President,
5 Park Plaza, Suite 1900              Channel Head-Planners
Irvine, CA 92614

 Andrew Aiello                          Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-National Accounts
 Irvine, CA 92614

 Edward C. Wilson                       Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Wirehouse
 Irvine, CA 92614

 Myrna Solomon                          Senior Vice President, Channel
 5 Park Plaza, Suite 1900               Head-Banks
 Irvine, CA 92614

 Peter Gruppuso                         Vice President, Chief Financial
 485-E US Highway 1 South               Officer
 Iselin, NJ 08830

 Deborah L. Buffington                  Vice President, Director of Compliance
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 Craig W. Markham                       Vice President and Director
 13045 Tesson Ferry Road
 St. Louis, MO 63128

 Anthony J. Williamson                  Treasurer
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

 Michael K. Farrell                     Director
 5 Park Plaza, Suite 1900
 Irvine, CA 92614

 William J. Toppeta                     Director
 1 MetLife Plaza
 27-01 Queens Plaza North
 Long Island City, NY 11101

     (c) Compensation From the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                 (1)                         (2)              (3)           (4)         (5)
                                                         Compensation
                                                           on Events
                                                        Occasioning the
                                       Net Underwriting Deduction of a
          Name of Principal             Discounts and   Deferred Sales   Brokerage     Other
             Underwriter                 Commissions         Load       Commissions Compensation
-------------------------------------- ---------------- --------------- ----------- ------------
MetLife Investors Distribution Company   $76,214,486          $0            $0           $0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

   The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

        (a) Registrant
        (b) MetLife Annuity Operations, 27000 Westown Parkway, Suite 200, West Des Moines, IA 50266
        (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110
        (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
        (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614
        (f) Metropolitan Life Insurance Company, 4010 Boy Scout Blvd, Tampa, FL 33607
        (g) Metropolitan Life Insurance Company, 501 Boylston Street, Boston, MA 02116
        (h) Metropolitan Life Insurance Company, 200 Park Avenue, NY 10166
        (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

   a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

   b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

   d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

   e. During any time there are insurance obligations outstanding and covered by the guarantee issued by General American Life Insurance Company ("Guarantee Period"), filed as an exhibit to this Registration Statement (the "Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the Guarantee promptly after the happening of significant events related to the Guarantee.

   These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee;
(ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of General American Life Insurance Company ("Guarantor").

   Depositor hereby undertakes during the Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited financial statements of the Guarantor in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of the Guarantor regarding such financial statements.

   During the Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited financial statements of the Guarantor, free of charge upon a contract owner's request.

                                REPRESENTATIONS

   The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

   1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

   2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

   3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

   4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Irvine and State of California, on this 6th day of November, 2006.


                             METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                                           (Registrant)

                             By: METLIFE INVESTORS INSURANCE COMPANY

                             By:   /s/ RICHARD C. PEARSON
                                   ---------------------------------
                                   Richard C. Pearson
                                   Executive Vice President, General
                                   Counsel and Secretary

                                  METLIFE INVESTORS INSURANCE COMPANY
                                          (Depositor)

                             By:   /s/ RICHARD C. PEARSON
                                   ---------------------------------
                                   Richard C. Pearson
                                   Executive Vice President, General
                                   Counsel and Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.



/s/ Michael K. Farrell*        Chairman of the Board, President,
-------------------------      Chief Executive Officer and Director
Michael K. Farrell

/s/ James P. Bossert *         Executive Vice President and Director
-------------------------
James P. Bossert

/s/ Richard C. Pearson *       Executive Vice President, General
-------------------------      Counsel, Secretary and Director
Richard C. Pearson

/s/ Charles V. Curcio *        Vice President-Finance (Principal
-------------------------      Financial Officer)
Charles V. Curcio

/s/ Susan A. Buffum *          Director
-------------------------
Susan A. Buffum

/s/ Michael R. Fanning *       Director
-------------------------
Michael R. Fanning

/s/ Elizabeth M. Forget *      Director
-------------------------
Elizabeth M. Forget

/s/ George Foulke *            Director
-------------------------
George Foulke

/s/ Paul A. Sylvester*         Director
-------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper *        Director
-------------------------
Jeffrey A. Tupper



                                              By: /s/ JOHN E. CONNOLLY, JR.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact
                                                  November 6, 2006


* MetLife Investors Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  SIGNATURES


As required by the Securities Act of 1933, General American Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of St. Louis and State of Missouri, on this 6th day of November, 2006.


                                          GENERAL AMERICAN LIFE INSURANCE COMPANY
                                                     (Guarantor)

                                          By:  /s/ WILLIAM C. LANE
                                               ----------------------------------
                                               William C. Lane
                                               Vice President and General Counsel


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons, in the capacities indicated on November 6, 2006.


/s/ Lisa M. Weber*                 Chairman of the Board, President, Chief
-----------------------------      Executive Officer and Director
Lisa M. Weber

/s/ Joseph J. Prochaska, Jr.*      Senior Vice President and Chief Accounting
-----------------------------      Officer
Joseph J. Prochaska, Jr.

/s/ Anthony J. Williamson *        Senior Vice President, Treasurer and
-----------------------------      Director
Anthony J. Williamson

/s/ Kenneth J. Eiger*              Assistant Vice President and Actuary
-----------------------------      (principal financial officer)
Kenneth J. Eiger

/s/ Michael K. Farrell *           Director
-----------------------------
Michael K. Farrell

/s/ Leland C. Launer, Jr. *        Director
-----------------------------
Leland C. Launder, Jr.

/s/ James L. Lipscomb*             Director
-----------------------------
James L. Lipscomb

/s/ Catherine A. Rein *            Director
-----------------------------
Catherine A. Rein

/s/ Stanley J. Talbi*              Director
-----------------------------
Stanley J. Talbi

/s/ Michael J. Vietri *            Director
-----------------------------
Michael J. Vietri

/s/ William J. Wheeler *           Director
-----------------------------
William J. Wheeler


                                              By: /s/ JOHN E. CONNOLLY, JR.
                                                  -----------------------------
                                                  John E. Connolly, Jr.,
                                                  Attorney-in-fact
                                                  November 6, 2006


* General American Life Insurance Company. Executed by John E. Connolly, Jr., Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


EX-99.B8 (vii)   Guarantee Agreement (General American Life Insurance
                 Company)
EX-99.B9 (i)     Opinion and Consent of Counsel
EX-99.B9 (ii)    Opinion and Consent of Counsel (General American Life
                 Insurance Company)
EX-99.B10        Consent of Independent Registered Public Accounting Firm
                 (Deloitte & Touche LLP) for the Depositor, Registrant and the
                 Guarantor
EX-99.B13 (i)    Powers of Attorney for MetLife Investors Insurance Company
EX-99.B13 (ii)   Powers of Attorney for General American Life Insurance
                 Company